UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4681

Name of Registrant:	Vanguard Bond Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1:	Schedule of Investments

Vanguard Inflation-Protected Securities Fund

Schedule of Investments

As of September 30, 2008

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
U.S. Government Securities (99.3%)
	U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/25	1,095,770	1,233,342
	U.S. Treasury Inflation-Indexed Bond	2.000%	1/15/26	839,725	844,699
	U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/27	680,125	713,323
	U.S. Treasury Inflation-Indexed Bond	3.625%	4/15/28	436,625	679,349
	U.S. Treasury Inflation-Indexed Bond	3.875%	4/15/29	279,150	443,896
	U.S. Treasury Inflation-Indexed Bond	3.375%	4/15/32	73,925	104,493
[1]	U.S. Treasury Inflation-Indexed Note	4.250%	1/15/10	413,575	556,086
	U.S. Treasury Inflation-Indexed Note	0.875%	4/15/10	803,200	915,697
	U.S. Treasury Inflation-Indexed Note	3.500%	1/15/11	234,500	307,944
	U.S. Treasury Inflation-Indexed Note	2.375%	4/15/11	737,050	825,481
	U.S. Treasury Inflation-Indexed Note	3.375%	1/15/12	291,390	378,172
	U.S. Treasury Inflation-Indexed Note	3.000%	7/15/12	1,050,775	1,336,313
	U.S. Treasury Inflation-Indexed Note	1.875%	7/15/13	1,072,875	1,279,701
	U.S. Treasury Inflation-Indexed Note	2.000%	1/15/14	867,725	1,029,430
	U.S. Treasury Inflation-Indexed Note	2.000%	7/15/14	806,145	936,612
	U.S. Treasury Inflation-Indexed Note	1.625%	1/15/15	941,615	1,052,854
	U.S. Treasury Inflation-Indexed Note	1.875%	7/15/15	878,225	974,220
	U.S. Treasury Inflation-Indexed Note	2.000%	1/15/16	647,750	707,107
	U.S. Treasury Inflation-Indexed Note	2.500%	7/15/16	561,525	624,127
	U.S. Treasury Inflation-Indexed Note	2.375%	1/15/17	723,025	792,575
	U.S. Treasury Inflation-Indexed Note	2.625%	7/15/17	559,225	609,649
	U.S. Treasury Inflation-Indexed Note	1.625%	1/15/18	231,100	229,152
	U.S. Treasury Inflation-Indexed Note	1.375%	7/15/18	360,875	338,835
	U.S. Treasury Inflation-Indexed Note	1.750%	1/15/28	866,125	789,191
Total U.S. Government Securities (Cost $18,177,586)					17,702,248
Shares
Temporary Cash Investment (0.1%)
[2]	Vanguard Market Liquidity Fund (Cost $18,507)	2.296%		18,507,000	18,507
Total Investments (99.4%) (Cost $18,196,093)					17,720,755
Other Assets and Liabilities-Net (0.6%)					110,422
Net Assets (100%)					17,831,177

1	Securities with a value of $17,679,000 have been segregated as initial margin for open futures contracts.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Futures Contracts: Futures contracts are valued based upon their quoted daily settlement prices.

At September 30, 2008, the cost of investment securities for tax purposes was $18,196,093,000. Net unrealized depreciation of investment securities for tax purposes was $475,338,000, consisting of unrealized gains of $47,215,000 on securities that had risen in value since their purchase and $522,553,000 in unrealized losses on securities that had fallen in value since their purchase.

At September 30, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (ShortContracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
2- Year U.S. Treasury Note	(527)	112,482	923
5- Year U.S. Treasury Note	(6,807)	763,979	4,352
10- Year U.S. Treasury Note	(7,397)	847,881	5,416

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	18,507	10,691
Level 2- Other significant observable inputs	17,702,248	-
Level 3- Significant unobservable inputs	-	-
Total	17,720,755	10,691

Vanguard Intermediate-Term Bond Index Fund

Schedule of Investments

As of September 30, 2008

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (50.7%)
U. S. Government Securities (37.8%)
	U.S. Treasury Bond	11.250%	2/15/15	85,615	124,196
	U.S. Treasury Bond	10.625%	8/15/15	98,410	141,603
	U.S. Treasury Bond	9.875%	11/15/15	102,200	143,168
	U.S. Treasury Bond	9.250%	2/15/16	106,370	145,661
	U.S. Treasury Bond	7.250%	5/15/16	100,325	124,164
	U.S. Treasury Bond	7.500%	11/15/16	164,345	206,613
	U.S. Treasury Bond	8.750%	5/15/17	146,870	199,560
	U.S. Treasury Bond	8.875%	8/15/17	113,285	155,235
	U.S. Treasury Bond	9.125%	5/15/18	104,495	147,665
	U.S. Treasury Bond	8.875%	2/15/19	21,850	30,679
	U.S. Treasury Note	3.125%	11/30/09	16,005	16,233
	U.S. Treasury Note	3.875%	10/31/12	1,425	1,490
	U.S. Treasury Note	3.875%	2/15/13	42,270	44,047
	U.S. Treasury Note	2.750%	2/28/13	83,225	82,835
	U.S. Treasury Note	3.500%	5/31/13	40,995	42,052
	U.S. Treasury Note	3.375%	6/30/13	157,725	161,028
	U.S. Treasury Note	3.375%	7/31/13	26,875	27,417
	U.S. Treasury Note	3.125%	8/31/13	21,495	21,683
	U.S. Treasury Note	4.250%	11/15/13	30,725	32,655
	U.S. Treasury Note	4.000%	2/15/14	3,835	4,031
	U.S. Treasury Note	4.750%	5/15/14	3,180	3,476
	U.S. Treasury Note	4.250%	8/15/14	20,020	21,312
	U.S. Treasury Note	4.250%	11/15/14	920	980
	U.S. Treasury Note	4.000%	2/15/15	2,775	2,918
	U.S. Treasury Note	4.125%	5/15/15	245	259
	U.S. Treasury Note	4.250%	8/15/15	13,625	14,412
	U.S. Treasury Note	4.500%	11/15/15	2,360	2,525
	U.S. Treasury Note	4.500%	2/15/16	49,000	52,284
	U.S. Treasury Note	5.125%	5/15/16	138,750	152,766
	U.S. Treasury Note	4.875%	8/15/16	127,380	138,207
	U.S. Treasury Note	4.625%	11/15/16	53,825	57,366
	U.S. Treasury Note	4.625%	2/15/17	201,515	214,803
	U.S. Treasury Note	4.500%	5/15/17	222,970	234,990
	U.S. Treasury Note	4.750%	8/15/17	183,075	196,255
	U.S. Treasury Note	4.250%	11/15/17	24,155	25,083
	U.S. Treasury Note	3.500%	2/15/18	100	98
	U.S. Treasury Note	4.000%	8/15/18	108,685	110,213
					3,079,962
Agency Bonds and Notes (12.9%)
	Agency for International Development - Egypt (U.S. Government Guaranteed)	4.450%	9/15/15	6,825	7,119
[1]	Federal Farm Credit Bank	3.875%	10/7/13	8,000	7,907
[1]	Federal Farm Credit Bank	4.875%	12/16/15	2,450	2,498

[1]	Federal Farm Credit Bank	5.125%	8/25/16	11,300	11,601
[1]	Federal Farm Credit Bank	4.875%	1/17/17	5,750	5,784
[1]	Federal Home Loan Bank	3.625%	10/18/13	7,525	7,306
[1]	Federal Home Loan Bank	5.250%	6/18/14	150	157
[1]	Federal Home Loan Bank	5.500%	8/13/14	52,325	55,096
[1]	Federal Home Loan Bank	5.000%	12/21/15	11,660	11,905
[1]	Federal Home Loan Bank	5.375%	5/18/16	26,450	27,467
[1]	Federal Home Loan Bank	5.625%	6/13/16	4,325	4,203
[1]	Federal Home Loan Bank	5.125%	10/19/16	3,800	3,877
[1]	Federal Home Loan Bank	4.750%	12/16/16	30,500	30,463
[1]	Federal Home Loan Bank	4.875%	5/17/17	24,225	24,305
[1]	Federal Home Loan Bank	5.000%	11/17/17	25,700	25,872
[1]	Federal Home Loan Bank	5.375%	8/15/18	6,000	6,189
[1]	Federal Home Loan Mortgage Corp.	4.625%	12/19/08	10,000	10,030
[1]	Federal Home Loan Mortgage Corp.	4.875%	11/15/13	52,250	54,193
[1]	Federal Home Loan Mortgage Corp.	4.500%	1/15/14	35,000	35,603
[1]	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	55,900	58,144
[1]	Federal Home Loan Mortgage Corp.	4.500%	1/15/15	23,050	23,246
[1]	Federal Home Loan Mortgage Corp.	5.050%	1/26/15	4,700	4,866
[1]	Federal Home Loan Mortgage Corp.	4.750%	1/19/16	27,925	28,354
[1]	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	64,000	66,637
[1]	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	42,500	44,845
[1]	Federal Home Loan Mortgage Corp.	5.125%	10/18/16	12,100	12,476
[1]	Federal Home Loan Mortgage Corp.	5.000%	2/16/17	9,000	9,187
[1]	Federal Home Loan Mortgage Corp.	5.125%	11/17/17	39,500	40,681
[1]	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	25,000	25,283
[1]	Federal Home Loan Mortgage Corp.	5.000%	12/14/18	4,750	4,409
[1]	Federal National Mortgage Assn.	3.250%	2/15/09	10,000	9,998
[1]	Federal National Mortgage Assn.	4.625%	10/15/13	36,550	37,494
[1]	Federal National Mortgage Assn.	5.125%	1/2/14	9,550	9,498
[1]	Federal National Mortgage Assn.	4.125%	4/15/14	55,600	55,562
[1]	Federal National Mortgage Assn.	4.625%	10/15/14	32,225	32,754
[1]	Federal National Mortgage Assn.	5.000%	4/15/15	25,000	25,855
[1]	Federal National Mortgage Assn.	4.375%	10/15/15	20,000	19,883
[1]	Federal National Mortgage Assn.	5.000%	3/15/16	15,000	15,391
[1]	Federal National Mortgage Assn.	5.250%	9/15/16	32,925	34,298
[1]	Federal National Mortgage Assn.	4.875%	12/15/16	29,900	30,318
[1]	Federal National Mortgage Assn.	5.000%	2/13/17	33,375	34,066
[1]	Federal National Mortgage Assn.	5.000%	5/11/17	26,000	26,496
[1]	Federal National Mortgage Assn.	5.375%	6/12/17	25,000	26,142
	Financing Corp.	10.350%	8/3/18	1,700	2,425
	Private Export Funding Corp.	7.200%	1/15/10	6,500	6,836
[1]	Tennessee Valley Auth.	6.000%	3/15/13	6,000	6,477
[1]	Tennessee Valley Auth.	4.750%	8/1/13	4,000	4,102
[1]	Tennessee Valley Auth.	4.375%	6/15/15	7,000	6,968
[1]	Tennessee Valley Auth.	5.500%	7/18/17	6,200	6,528
[1]	Tennessee Valley Auth.	6.250%	12/15/17	2,600	2,870

[1]	Tennessee Valley Auth.	4.500%	4/1/18	2,375	2,313
					1,045,977
Total U.S. Government and Agency Obligations (Cost $4,009,795)					4,125,939
Corporate Bonds (40.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/33	2,500	2,402
[2,3]	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	331	323
					2,725
Finance (18.0%)
	Banking (7.9%)
	ABN AMRO Bank NV	4.650%	6/4/18	1,925	1,662
	AmSouth Bank NA	4.850%	4/1/13	1,500	1,290
	AmSouth Bank NA	5.200%	4/1/15	2,650	2,182
[3]	Banco Bilbao Vizcaya ARG	5.750%	7/20/17	3,125	3,348
	Banco Bradesco SA	8.750%	10/24/13	1,500	1,643
	Bank of America Corp.	5.375%	6/15/14	3,425	3,232
	Bank of America Corp.	5.125%	11/15/14	4,550	4,185
	Bank of America Corp.	5.250%	12/1/15	1,900	1,635
	Bank of America Corp.	5.750%	8/15/16	3,900	3,552
	Bank of America Corp.	5.625%	10/14/16	17,125	14,904
	Bank of America Corp.	5.300%	3/15/17	20,050	17,351
	Bank of America Corp.	5.420%	3/15/17	14,950	12,755
	Bank of America Corp.	6.100%	6/15/17	2,100	1,945
	Bank of America Corp.	6.000%	9/1/17	4,150	3,897
	Bank of America Corp.	5.750%	12/1/17	7,975	7,024
	Bank of America Corp.	5.650%	5/1/18	23,500	20,237
	Bank of New York Mellon	4.950%	3/15/15	6,125	5,462
	Bank One Corp.	4.900%	4/30/15	6,150	5,455
	BB&T Corp.	5.200%	12/23/15	10,175	8,328
	BB&T Corp.	5.625%	9/15/16	50	42
	Bear Stearns Co., Inc.	5.700%	11/15/14	8,150	7,430
	Bear Stearns Co., Inc.	5.300%	10/30/15	1,100	994
	Bear Stearns Co., Inc.	5.550%	1/22/17	12,300	10,424
	Bear Stearns Co., Inc.	6.400%	10/2/17	18,700	17,808
	Bear Stearns Co., Inc.	7.250%	2/1/18	11,550	11,497
[2,3]	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	2,100	2,027
	Citigroup, Inc.	5.125%	5/5/14	3,125	2,787
	Citigroup, Inc.	5.000%	9/15/14	28,194	20,873
	Citigroup, Inc.	4.875%	5/7/15	1,200	961
	Citigroup, Inc.	4.700%	5/29/15	2,600	2,125
	Citigroup, Inc.	5.300%	1/7/16	10,825	9,196
	Citigroup, Inc.	5.500%	2/15/17	7,650	6,165
	Citigroup, Inc.	6.000%	8/15/17	11,250	9,321
	Citigroup, Inc.	6.125%	11/21/17	28,250	22,885
	Citigroup, Inc.	6.125%	5/15/18	5,550	4,524
	Colonial Bank NA	6.375%	12/1/15	1,250	929

	Comerica Bank	5.750%	11/21/16	5,025	2,764
	Comerica Bank	5.200%	8/22/17	3,025	1,664
	Comerica Inc.	4.800%	5/1/15	1,500	900
	Compass Bank	6.400%	10/1/17	1,600	1,376
	Credit Suisse First Boston USA, Inc.	4.875%	1/15/15	5,550	5,038
	Credit Suisse First Boston USA, Inc.	5.125%	8/15/15	10,875	9,873
	Credit Suisse First Boston USA, Inc.	5.375%	3/2/16	1,125	1,034
	Credit Suisse First Boston USA, Inc.	5.850%	8/16/16	3,250	3,048
[2]	Credit Suisse First Boston USA, Inc.	5.860%	5/15/49	6,200	4,717
	Credit Suisse New York	6.000%	2/15/18	18,250	16,801
	Deutsche Bank AG London	6.000%	9/1/17	18,450	17,799
	Deutsche Bank Financial LLC	5.375%	3/2/15	4,050	3,798
	Fifth Third Bancorp.	4.750%	2/1/15	2,800	1,263
	Fifth Third Bancorp.	5.450%	1/15/17	3,000	1,350
	Fifth Third Bancorp.	4.500%	6/1/18	1,550	698
[2]	Fifth Third Capital Trust IV	6.500%	4/15/67	5,750	2,487
	First Tennessee Bank	5.050%	1/15/15	2,800	1,848
[3]	HBOS Treasury Services PLC	5.250%	2/21/17	3,225	2,747
[3]	HBOS Treasury Services PLC	6.750%	5/21/18	925	750
	HSBC Bank USA	4.625%	4/1/14	8,000	7,120
	Huntington National Bank	5.500%	2/15/16	2,500	1,689
	JPMorgan Chase & Co.	5.375%	1/15/14	3,050	2,780
	JPMorgan Chase & Co.	4.875%	3/15/14	7,100	6,436
	JPMorgan Chase & Co.	5.125%	9/15/14	13,765	12,509
	JPMorgan Chase & Co.	4.750%	3/1/15	8,925	7,869
	JPMorgan Chase & Co.	5.250%	5/1/15	2,975	2,707
	JPMorgan Chase & Co.	5.150%	10/1/15	9,100	8,031
	JPMorgan Chase & Co.	5.875%	6/13/16	5,475	5,201
	JPMorgan Chase & Co.	6.125%	6/27/17	4,325	3,910
	JPMorgan Chase & Co.	6.000%	10/1/17	9,275	8,532
	JPMorgan Chase & Co.	6.000%	1/15/18	10,050	9,143
	KeyBank NA	5.800%	7/1/14	6,300	4,672
	KeyBank NA	4.950%	9/15/15	1,000	675
	KeyBank NA	5.450%	3/3/16	3,025	1,966
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	5,425	4,548
[2]	Manufacturers & Traders Trust Co.	5.585%	12/28/20	2,400	1,891
	Marshall & Ilsley Bank	4.850%	6/16/15	700	520
	Marshall & Ilsley Bank	5.000%	1/17/17	1,200	855
	MBNA Corp.	5.000%	6/15/15	1,300	1,142
	Mellon Bank NA	4.750%	12/15/14	3,800	3,427
	National City Bank	5.800%	6/7/17	6,000	2,700
	National City Corp.	4.900%	1/15/15	1,800	990
	NationsBank Corp.	7.750%	8/15/15	1,000	985
[3]	Northern Rock PLC	5.625%	6/22/17	6,325	6,441
	Northern Trust Co.	6.500%	8/15/18	1,275	1,291
	PaineWebber	7.625%	12/1/09	3,000	3,119
	PNC Bank NA	4.875%	9/21/17	700	601
	PNC Bank NA	6.000%	12/7/17	1,125	1,051

	PNC Bank NA	6.875%	4/1/18	1,500	1,479
	PNC Funding Corp.	5.250%	11/15/15	3,575	3,154
	PNC Funding Corp.	5.625%	2/1/17	7,625	6,843
	Regions Bank	7.500%	5/15/18	4,400	3,520
	Royal Bank of Scotland Group PLC	5.000%	11/12/13	1,700	1,631
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	13,400	11,887
	Royal Bank of Scotland Group PLC	4.700%	7/3/18	800	680
[2]	Royal Bank of Scotland Group PLC	7.640%	3/31/49	8,175	6,535
[2]	Royal Bank of Scotland Group PLC	5.512%	9/29/49	6,550	5,202
	Southtrust Corp.	5.800%	6/15/14	1,350	878
	Sovereign Bancorp, Inc.	8.750%	5/30/18	2,825	1,836
[2,3]	Standard Chartered PLC	6.409%	12/31/49	1,500	1,109
	State Street Capital Trust	5.300%	1/15/16	1,825	1,659
	SunTrust Banks, Inc.	5.000%	9/1/15	3,550	2,922
	SunTrust Banks, Inc.	5.200%	1/17/17	150	119
	SunTrust Banks, Inc.	6.000%	9/11/17	4,600	3,934
	SunTrust Banks, Inc.	5.450%	12/1/17	2,350	1,909
	SunTrust Banks, Inc.	7.250%	3/15/18	3,550	3,200
	Synovus Financial Corp.	4.875%	2/15/13	2,000	1,689
	Synovus Financial Corp.	5.125%	6/15/17	750	519
	UBS AG	5.875%	7/15/16	4,800	4,410
	UBS AG	5.875%	12/20/17	16,875	15,463
	UBS AG	5.750%	4/25/18	14,625	13,105
	Union Bank of California NA	5.950%	5/11/16	4,100	3,643
	UnionBanCal Corp.	5.250%	12/16/13	1,200	1,133
	US Bank NA	6.300%	2/4/14	2,600	2,539
	US Bank NA	4.950%	10/30/14	9,625	9,222
	US Bank NA	4.800%	4/15/15	1,000	916
	Wachovia Bank NA	4.800%	11/1/14	4,425	2,921
	Wachovia Bank NA	4.875%	2/1/15	4,475	3,043
	Wachovia Bank NA	6.000%	11/15/17	5,275	3,693
	Wachovia Corp.	4.875%	2/15/14	13,800	9,108
	Wachovia Corp.	5.625%	10/15/16	10,900	6,976
	Wachovia Corp.	5.750%	6/15/17	11,475	8,606
	Wachovia Corp.	5.750%	2/1/18	13,200	10,560
	Wells Fargo & Co.	4.950%	10/16/13	3,975	3,769
	Wells Fargo & Co.	4.625%	4/15/14	6,650	5,984
	Wells Fargo & Co.	5.625%	12/11/17	18,625	17,117
	Wells Fargo Bank NA	4.750%	2/9/15	10,450	9,471
	Wells Fargo Bank NA	5.750%	5/16/16	5,300	4,965
	Zions Bancorp.	5.650%	5/15/14	1,200	732
	Zions Bancorp.	5.500%	11/16/15	6,850	3,767

	Brokerage (3.4%)
	Ameriprise Financial Inc.	5.650%	11/15/15	3,450	3,046
[2]	Ameriprise Financial Inc.	7.518%	6/1/66	2,000	1,544
	BlackRock, Inc.	6.250%	9/15/17	2,950	2,837
	Goldman Sachs Group, Inc.	5.150%	1/15/14	10,725	9,116

	Goldman Sachs Group, Inc.	5.000%	10/1/14	14,075	11,542
	Goldman Sachs Group, Inc.	5.125%	1/15/15	9,650	8,058
	Goldman Sachs Group, Inc.	5.350%	1/15/16	13,275	10,952
	Goldman Sachs Group, Inc.	5.750%	10/1/16	5,625	4,669
	Goldman Sachs Group, Inc.	5.625%	1/15/17	11,725	9,732
	Goldman Sachs Group, Inc.	6.250%	9/1/17	14,225	11,807
	Goldman Sachs Group, Inc.	5.950%	1/18/18	23,675	19,650
	Goldman Sachs Group, Inc.	6.150%	4/1/18	23,050	19,362
	Janus Capital Group	6.700%	6/15/17	1,700	1,483
	Jefferies Group Inc.	5.500%	3/15/16	4,500	3,590
	Lazard Group	6.850%	6/15/17	5,525	4,577
[4]	Lehman Brothers Holdings, Inc.	5.500%	4/4/16	8,200	1,025
[4]	Lehman Brothers Holdings, Inc.	5.750%	1/3/17	11,375	21
[4]	Lehman Brothers Holdings, Inc.	6.500%	7/19/17	8,875	6
[4]	Lehman Brothers Holdings, Inc.	5.875%	11/15/17	1,425	160
[4]	Lehman Brothers Holdings, Inc.	6.750%	12/28/17	11,875	30
	Merrill Lynch & Co., Inc.	5.000%	2/3/14	9,225	7,262
	Merrill Lynch & Co., Inc.	5.450%	7/15/14	3,950	3,133
	Merrill Lynch & Co., Inc.	5.000%	1/15/15	15,325	12,413
	Merrill Lynch & Co., Inc.	6.050%	5/16/16	4,725	3,703
	Merrill Lynch & Co., Inc.	5.700%	5/2/17	5,550	4,242
	Merrill Lynch & Co., Inc.	6.400%	8/28/17	9,750	7,796
	Merrill Lynch & Co., Inc.	6.875%	4/25/18	31,550	27,625
	Merrill Lynch & Co., Inc.	6.500%	7/15/18	4,125	3,504
	Morgan Stanley Dean Witter	4.750%	4/1/14	14,500	7,250
	Morgan Stanley Dean Witter	6.000%	4/28/15	10,800	6,804
	Morgan Stanley Dean Witter	5.375%	10/15/15	7,050	4,583
	Morgan Stanley Dean Witter	5.750%	10/18/16	6,400	4,272
	Morgan Stanley Dean Witter	5.450%	1/9/17	19,325	12,561
	Morgan Stanley Dean Witter	5.550%	4/27/17	7,825	4,851
	Morgan Stanley Dean Witter	6.250%	8/28/17	12,000	7,920
	Morgan Stanley Dean Witter	5.950%	12/28/17	20,075	13,651
	Morgan Stanley Dean Witter	6.625%	4/1/18	26,850	17,989
[2]	Schwab Capital Trust I	7.500%	11/15/37	1,850	1,589

	Finance Companies (2.7%)
	American Exoress Co.	7.000%	3/19/18	9,350	8,463
	American Express Bank, FSB	6.000%	9/13/17	3,325	2,939
	American Express Centurion Bank	6.000%	9/13/17	4,125	3,708
	American Express Co.	5.500%	9/12/16	1,400	1,180
	American Express Co.	6.150%	8/28/17	13,025	10,973
[2]	American Express Co.	6.800%	9/1/66	3,525	3,106
	American Express Credit Corp.	5.300%	12/2/15	2,000	1,678
	American General Finance Corp.	5.750%	9/15/16	5,725	2,576
	American General Finance Corp.	6.900%	12/15/17	16,100	6,762
	Capital One Financial Corp.	5.500%	6/1/15	3,750	3,243
	Capital One Financial Corp.	6.150%	9/1/16	6,325	4,894
	Capital One Financial Corp.	6.750%	9/15/17	6,775	6,110

	Capmark Financial Group	6.300%	5/10/17	1,625	650
	CIT Group Funding Co. of Canada	5.200%	6/1/15	5,775	2,887
	CIT Group, Inc.	5.400%	3/7/13	2,150	1,333
	CIT Group, Inc.	5.000%	2/13/14	875	508
	CIT Group, Inc.	5.125%	9/30/14	4,525	2,308
	CIT Group, Inc.	5.000%	2/1/15	3,400	1,734
	CIT Group, Inc.	5.400%	1/30/16	2,250	1,125
	CIT Group, Inc.	5.850%	9/15/16	2,750	1,402
	CIT Group, Inc.	5.650%	2/13/17	3,150	1,575
[2]	CIT Group, Inc.	6.100%	3/15/67	3,200	1,168
	Countrywide Financial Corp.	6.250%	5/15/16	6,250	4,625
	Discover Financial Services	6.450%	6/12/17	1,500	950
	General Electric Capital Corp.	5.500%	6/4/14	5,350	5,013
	General Electric Capital Corp.	5.650%	6/9/14	13,275	12,518
	General Electric Capital Corp.	5.375%	10/20/16	925	806
	General Electric Capital Corp.	5.400%	2/15/17	18,750	16,148
	General Electric Capital Corp.	5.625%	9/15/17	11,350	9,730
	General Electric Capital Corp.	5.625%	5/1/18	27,800	23,393
[2]	General Electric Capital Corp.	6.375%	11/15/67	14,675	12,574
[2]	HSBC Finance Capital Trust IX	5.911%	11/30/35	3,925	2,996
	HSBC Finance Corp.	5.250%	1/15/14	2,550	2,374
	HSBC Finance Corp.	5.000%	6/30/15	29,150	25,588
	International Lease Finance Corp.	5.625%	9/20/13	6,130	4,291
	International Lease Finance Corp.	5.650%	6/1/14	8,150	5,460
	iStar Financial Inc.	5.950%	10/15/13	3,175	1,651
	iStar Financial Inc.	5.875%	3/15/16	5,475	3,175
	iStar Financial Inc.	5.850%	3/15/17	1,100	627
	SLM Corp.	5.000%	10/1/13	6,900	4,690
	SLM Corp.	5.375%	5/15/14	4,750	3,172
	SLM Corp.	5.050%	11/14/14	1,400	907
	SLM Corp.	8.450%	6/15/18	15,325	10,676

	Insurance (2.8%)
	ACE INA Holdings, Inc.	5.875%	6/15/14	2,000	1,981
	ACE INA Holdings, Inc.	5.600%	5/15/15	2,050	1,923
	ACE INA Holdings, Inc.	5.700%	2/15/17	1,950	1,811
	ACE INA Holdings, Inc.	5.800%	3/15/18	1,850	1,713
	Aetna, Inc.	6.000%	6/15/16	5,250	5,069
	Aetna, Inc.	6.500%	9/15/18	1,450	1,420
	Allied World Assurance	7.500%	8/1/16	3,275	2,964
	Allstate Corp.	5.000%	8/15/14	6,225	5,825
[2]	Allstate Corp.	6.125%	5/15/37	2,575	1,937
	American International Group, Inc.	5.050%	10/1/15	9,675	5,128
	American International Group, Inc.	5.600%	10/18/16	875	446
	American International Group, Inc.	5.450%	5/18/17	6,425	3,148
	American International Group, Inc.	5.850%	1/16/18	8,825	4,501
[3]	American International Group, Inc.	8.250%	8/15/18	12,120	6,787
	Aspen Insurance Holdings Ltd.	6.000%	8/15/14	1,100	1,007

	Assurant, Inc.	5.625%	2/15/14	2,825	2,560
	Axis Capital Holdings Ltd.	5.750%	12/1/14	1,800	1,665
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	4,450	4,390
	Berkshire Hathaway Finance Corp.	5.100%	7/15/14	1,850	1,834
	Berkshire Hathaway Finance Corp.	4.850%	1/15/15	5,325	5,204
[3]	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	6,900	6,774
	Chubb Corp.	5.750%	5/15/18	2,300	2,073
[2]	Chubb Corp.	6.375%	3/29/67	5,225	4,135
	CIGNA Corp.	6.350%	3/15/18	4,050	3,836
	CNA Financial Corp.	5.850%	12/15/14	2,100	1,987
	CNA Financial Corp.	6.500%	8/15/16	3,400	3,185
	Commerce Group, Inc.	5.950%	12/9/13	900	890
	Coventry Health Care Inc.	6.300%	8/15/14	1,000	925
	Coventry Health Care Inc.	5.950%	3/15/17	3,000	2,525
[2]	Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	1,450	905
	Genworth Financial, Inc.	5.750%	6/15/14	4,250	3,400
	Genworth Financial, Inc.	4.950%	10/1/15	1,450	1,087
[2]	Genworth Financial, Inc.	6.150%	11/15/66	3,025	1,361
	Hartford Financial Services Group, Inc.	5.500%	10/15/16	1,975	1,715
	Hartford Financial Services Group, Inc.	5.375%	3/15/17	2,200	1,871
	Hartford Financial Services Group, Inc.	6.300%	3/15/18	2,200	1,972
[2]	Hartford Financial Services Group, Inc.	8.125%	6/15/38	2,250	1,832
	Humana Inc.	6.450%	6/1/16	2,625	2,381
	Humana Inc.	7.200%	6/15/18	3,975	3,730
	Humana Inc.	6.300%	8/1/18	750	638
[2]	ING Capital Funding Trust III	5.775%	12/8/49	4,325	3,477
	Jefferson Pilot Corp.	4.750%	1/30/14	4,000	3,634
[2]	Lincoln National Corp.	7.000%	5/17/66	1,780	1,337
[2]	Lincoln National Corp.	6.050%	4/20/67	4,375	2,948
	Loews Corp.	5.250%	3/15/16	1,850	1,781
	Marsh & McLennan Cos., Inc.	5.375%	7/15/14	1,500	1,449
	Marsh & McLennan Cos., Inc.	5.750%	9/15/15	5,550	5,333
	MetLife, Inc.	5.000%	11/24/13	2,325	2,157
	MetLife, Inc.	5.000%	6/15/15	7,450	6,635
	MetLife, Inc.	6.817%	8/15/18	5,500	5,249
	Principal Life Income Funding	5.100%	4/15/14	4,250	4,105
[2]	Progressive Corp.	6.700%	6/15/37	5,975	4,898
	Prudential Financial, Inc.	4.750%	4/1/14	1,750	1,597
	Prudential Financial, Inc.	5.100%	9/20/14	8,700	7,681
	Prudential Financial, Inc.	5.500%	3/15/16	575	534
	Prudential Financial, Inc.	6.100%	6/15/17	500	479
	Prudential Financial, Inc.	6.000%	12/1/17	6,550	5,757
	Torchmark Corp.	6.375%	6/15/16	1,750	1,781
	Transatlantic Holdings	5.750%	12/14/15	4,000	3,662
	Travelers Cos. Inc.	5.750%	12/15/17	3,550	3,291
	Travelers Cos. Inc.	5.800%	5/15/18	1,975	1,814
[2]	Travelers Cos. Inc.	6.250%	3/15/37	3,950	2,912
	Travelers Cos., Inc.	5.500%	12/1/15	1,350	1,264

	Travelers Cos., Inc.	6.250%	6/20/16	2,025	1,967
	UnitedHealth Group, Inc.	5.000%	8/15/14	5,400	4,976
	UnitedHealth Group, Inc.	4.875%	3/15/15	3,825	3,470
	UnitedHealth Group, Inc.	6.000%	6/15/17	2,100	1,981
	UnitedHealth Group, Inc.	6.000%	11/15/17	2,400	2,191
	UnitedHealth Group, Inc.	6.000%	2/15/18	8,725	8,021
	WellPoint Inc.	5.000%	12/15/14	4,550	4,200
	WellPoint Inc.	5.250%	1/15/16	3,900	3,583
	WellPoint Inc.	5.875%	6/15/17	2,500	2,338
	Willis North America Inc.	5.625%	7/15/15	2,750	2,530
	Willis North America Inc.	6.200%	3/28/17	1,625	1,413
	XL Capital Ltd.	5.250%	9/15/14	4,025	3,539
[2]	XL Capital Ltd.	6.500%	12/15/49	3,950	2,386

	Other Finance (0.0%)
	XTRA Finance Corp.	5.150%	4/1/17	1,600	1,553

	Real Estate Investment Trusts (1.2%)
	Arden Realty LP	5.250%	3/1/15	1,250	1,120
	AvalonBay Communities, Inc.	5.750%	9/15/16	1,750	1,510
	Boston Properties, Inc.	5.625%	4/15/15	1,925	1,809
	Brandywine Operating Partnership	5.400%	11/1/14	2,250	1,921
	Brandywine Operating Partnership	5.700%	5/1/17	1,925	1,568
	Camden Property Trust	5.700%	5/15/17	3,300	2,792
	Colonial Realty LP	5.500%	10/1/15	4,200	3,600
	Duke Realty LP	5.950%	2/15/17	4,975	4,494
	ERP Operating LP	5.200%	4/1/13	1,000	916
	ERP Operating LP	5.250%	9/15/14	4,025	3,583
	ERP Operating LP	5.125%	3/15/16	5,000	4,100
	ERP Operating LP	5.375%	8/1/16	475	406
	ERP Operating LP	5.750%	6/15/17	1,675	1,398
	HCP Inc.	6.700%	1/30/18	4,500	3,887
	Health Care Property Investors, Inc.	5.650%	12/15/13	2,250	2,039
	Health Care Property Investors, Inc.	6.300%	9/15/16	275	236
	Health Care Property Investors, Inc.	6.000%	1/30/17	3,750	3,133
	Health Care REIT, Inc.	6.000%	11/15/13	4,725	4,493
	Health Care REIT, Inc.	6.200%	6/1/16	925	825
	HealthCare Realty Trust	5.125%	4/1/14	2,925	2,566
	Hospitality Properties	5.125%	2/15/15	4,150	3,209
	Hospitality Properties	5.625%	3/15/17	2,500	1,848
	HRPT Properties Trust	6.250%	8/15/16	5,150	4,487
	HRPT Properties Trust	6.250%	6/15/17	3,200	2,749
	Kimco Realty Corp.	5.783%	3/15/16	1,350	1,218
	Liberty Property LP	5.125%	3/2/15	5,475	4,777
	National Retail Properties	6.875%	10/15/17	3,000	2,709
	ProLogis	5.500%	3/1/13	2,000	1,893
	ProLogis	5.625%	11/15/15	2,800	2,468
	ProLogis	5.750%	4/1/16	3,000	2,667

	ProLogis	5.625%	11/15/16	1,925	1,648
	Realty Income Corp.	5.950%	9/15/16	1,000	890
	Regency Centers LP	5.250%	8/1/15	1,000	907
	Regency Centers LP	5.875%	6/15/17	3,000	2,601
	Simon Property Group Inc.	5.625%	8/15/14	2,350	2,188
	Simon Property Group Inc.	5.100%	6/15/15	1,800	1,565
	Simon Property Group Inc.	5.750%	12/1/15	4,600	4,123
	Simon Property Group Inc.	6.100%	5/1/16	1,800	1,610
	Simon Property Group Inc.	5.250%	12/1/16	6,575	5,620
	Simon Property Group Inc.	6.125%	5/30/18	3,225	2,887
	Tanger Factory Outlet Centers, Inc.	6.150%	11/15/15	1,725	1,522
					1,467,160
Industrial (18.3%)
	Basic Industry (2.0%)
	Alcan, Inc.	5.200%	1/15/14	1,500	1,441
	Alcan, Inc.	5.000%	6/1/15	1,575	1,463
	Alcoa, Inc.	5.550%	2/1/17	1,900	1,681
	Alcoa, Inc.	6.750%	7/15/18	4,700	4,334
	Arcelormittal	6.500%	4/15/14	5,000	5,063
[3]	ArcelorMittal	6.125%	6/1/18	10,275	9,429
	Barrick Gold Finance Inc.	4.875%	11/15/14	2,050	1,911
	Barrick North America Finance LLC	6.800%	9/15/18	4,150	3,941
	BHP Billiton Finance Ltd.	5.400%	3/29/17	2,300	2,140
	BHP Finance USA	5.250%	12/15/15	2,725	2,535
	Celulosa Arauco Constitution SA	5.625%	4/20/15	5,150	4,828
	Commercial Metals Co.	6.500%	7/15/17	1,650	1,522
	Commercial Metals Co.	7.350%	8/15/18	1,675	1,613
	Dow Chemical Co.	5.700%	5/15/18	3,300	3,096
	E.I. du Pont de Nemours & Co.	5.250%	12/15/16	5,925	5,612
	E.I. du Pont de Nemours & Co.	6.000%	7/15/18	5,275	5,094
	Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	10,000	9,775
	Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	18,750	18,375
	ICI Wilmington	5.625%	12/1/13	1,600	1,629
	Inco Ltd.	5.700%	10/15/15	1,675	1,549
	International Paper Co.	7.400%	6/15/14	6,500	6,486
	International Paper Co.	5.300%	4/1/15	175	155
	International Paper Co.	5.250%	4/1/16	2,950	2,578
	International Paper Co.	7.950%	6/15/18	8,200	8,123
	Lubrizol Corp.	5.500%	10/1/14	2,575	2,479
	Monsanto Co.	5.125%	4/15/18	925	865
[3]	Mosaic Co.	7.375%	12/1/14	2,500	2,594
[3]	Mosaic Co.	7.625%	12/1/16	4,000	4,200
	Noranda, Inc.	6.000%	10/15/15	2,525	2,376
	Nucor Corp.	5.750%	12/1/17	825	791
	Nucor Corp.	5.850%	6/1/18	3,275	3,120
	Plum Creek Timber Co.	5.875%	11/15/15	1,650	1,519
	PPG Industries, Inc.	6.650%	3/15/18	3,425	3,430
	Praxair, Inc.	5.250%	11/15/14	1,850	1,853

	Praxair, Inc.	4.625%	3/30/15	2,575	2,439
	Praxair, Inc.	5.375%	11/1/16	700	691
	Praxair, Inc.	5.200%	3/15/17	1,500	1,457
	Reliance Steel & Aluminum	6.200%	11/15/16	650	615
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	8,700	8,318
	Rohm & Haas Co.	6.000%	9/15/17	8,300	8,228
	US Steel Corp.	6.050%	6/1/17	3,325	2,773
	US Steel Corp.	7.000%	2/1/18	1,300	1,178
	Vale Overseas Ltd.	6.250%	1/11/16	5,825	5,563
	Vale Overseas Ltd.	6.250%	1/23/17	4,575	4,323
	WMC Finance USA	5.125%	5/15/13	1,600	1,607

	Capital Goods (1.8%)
[2,3]	BAE Systems Asset Trust	7.156%	12/15/11	384	396
	Brascan Corp.	7.125%	6/15/12	1,000	1,008
	Caterpillar Financial Services Corp.	4.750%	2/17/15	7,625	6,990
	Caterpillar Financial Services Corp.	4.625%	6/1/15	1,200	1,075
	Caterpillar Financial Services Corp.	5.450%	4/15/18	3,900	3,453
	Caterpillar Financial Services Corp.	7.050%	10/1/18	2,250	2,230
	CRH America Inc.	5.300%	10/15/13	2,075	1,735
	CRH America Inc.	6.000%	9/30/16	8,375	7,343
	CRH America Inc.	8.125%	7/15/18	4,425	4,336
	Deere & Co.	6.950%	4/25/14	6,230	6,622
	Dover Corp.	4.875%	10/15/15	2,400	2,303
	Dover Corp.	5.450%	3/15/18	900	879
	Embraer Overseas Ltd.	6.375%	1/24/17	700	661
	Emerson Electric Co.	5.125%	12/1/16	2,500	2,434
	Emerson Electric Co.	5.375%	10/15/17	5,000	4,912
	General Electric Co.	5.250%	12/6/17	22,225	19,516
	Hanson PLC	6.125%	8/15/16	3,250	3,019
	Harsco Corp.	5.750%	5/15/18	2,550	2,493
	Honeywell International, Inc.	5.400%	3/15/16	1,825	1,807
	Honeywell International, Inc.	5.300%	3/15/17	1,000	965
	Honeywell International, Inc.	5.300%	3/1/18	4,025	3,803
	Ingersoll-Rand GL Holding Company	6.875%	8/15/18	6,100	6,073
	John Deere Capital Corp.	5.500%	4/13/17	2,300	2,101
	John Deere Capital Corp.	5.750%	9/10/18	2,150	1,975
	Joy Global, Inc.	6.000%	11/15/16	1,275	1,148
	Lafarge SA	6.500%	7/15/16	6,500	5,887
	Lockheed Martin Corp.	7.650%	5/1/16	3,000	3,378
	Martin Marietta Material	6.600%	4/15/18	2,050	1,883
	Masco Corp.	4.800%	6/15/15	4,875	4,049
	Masco Corp.	6.125%	10/3/16	4,275	3,735
	Mohawk Industries Inc.	6.125%	1/15/16	7,350	6,611
	Northrop Grumman Corp.	7.750%	3/1/16	2,900	3,237
	Textron, Inc.	5.600%	12/1/17	3,700	3,394
	Tyco International Group SA	6.000%	11/15/13	4,800	4,700
	United Technologies Corp.	4.875%	5/1/15	6,425	6,356

United Technologies Corp.	5.375%	12/15/17	5,100	4,847
Vulcan Materials Co.	7.000%	6/15/18	3,275	3,162
Waste Management, Inc.	6.375%	11/15/12	1,000	996
Waste Management, Inc.	5.000%	3/15/14	625	565

Communication (3.6%)
America Movil SA de C.V.	5.500%	3/1/14	5,650	5,339
America Movil SA de C.V.	5.750%	1/15/15	1,525	1,441
AT&T Inc.	5.100%	9/15/14	22,700	21,405
AT&T Inc.	5.625%	6/15/16	4,975	4,649
AT&T Inc.	5.500%	2/1/18	18,900	16,769
AT&T Inc.	5.600%	5/15/18	2,475	2,207
BellSouth Corp.	5.200%	9/15/14	200	187
BellSouth Corp.	5.200%	12/15/16	1,025	937
British Telecommunications PLC	5.950%	1/15/18	3,875	3,357
CenturyTel, Inc.	5.000%	2/15/15	1,000	876
CenturyTel, Inc.	6.000%	4/1/17	2,475	2,248
Comcast Cable Communications, Inc.	8.875%	5/1/17	1,700	1,854
Comcast Corp.	5.300%	1/15/14	6,640	6,188
Comcast Corp.	6.500%	1/15/15	3,825	3,714
Comcast Corp.	5.850%	11/15/15	2,300	2,144
Comcast Corp.	5.900%	3/15/16	10,650	9,875
Comcast Corp.	4.950%	6/15/16	2,175	1,892
Comcast Corp.	6.500%	1/15/17	1,575	1,500
Comcast Corp.	6.300%	11/15/17	7,125	6,621
Comcast Corp.	5.875%	2/15/18	5,375	4,818
Comcast Corp.	5.700%	5/15/18	5,000	4,398
Cox Communications, Inc.	5.450%	12/15/14	6,725	6,311
Cox Communications, Inc.	5.500%	10/1/15	1,250	1,169
Deutsche Telekom International Finance	5.750%	3/23/16	2,725	2,416
Deutsche Telekom International Finance	6.750%	8/20/18	4,550	4,291
Embarq Corp.	7.082%	6/1/16	9,275	7,706
GTE Corp.	6.840%	4/15/18	1,000	967
McGraw-Hill Cos. Inc.	5.900%	11/15/17	2,500	2,462
News America Inc.	5.300%	12/15/14	8,350	8,123
Omnicom Group Inc.	5.900%	4/15/16	6,400	6,205
Qwest Communications International Inc.	7.500%	10/1/14	3,475	3,058
Qwest Communications International Inc.	6.500%	6/1/17	4,000	3,260
R.R. Donnelley & Sons Co.	4.950%	4/1/14	2,550	2,266
R.R. Donnelley & Sons Co.	5.500%	5/15/15	2,365	2,030
R.R. Donnelley & Sons Co.	6.125%	1/15/17	1,750	1,571
Rogers Communications Inc.	6.375%	3/1/14	8,000	7,760
Rogers Communications Inc.	5.500%	3/15/14	5,000	4,713
Rogers Communications Inc.	6.800%	8/15/18	5,500	5,225
TCI Communications, Inc.	8.750%	8/1/15	3,895	4,242
Telecom Italia Capital	5.250%	11/15/13	2,875	2,572
Telecom Italia Capital	4.950%	9/30/14	13,225	10,937
Telecom Italia Capital	5.250%	10/1/15	5,100	4,378

Telecom Italia Capital	6.999%	6/4/18	3,950	3,620
Telefonica Emisiones SAU	6.421%	6/20/16	11,075	10,983
Telefonos de Mexico SA	5.500%	1/27/15	6,050	5,649
Thomson Corp.	5.700%	10/1/14	5,550	5,486
Thomson Corp.	6.500%	7/15/18	3,950	3,839
Time Warner Cable Inc.	5.850%	5/1/17	11,175	10,171
Time Warner Cable Inc.	6.750%	7/1/18	11,900	11,035
Verizon Communications Corp.	5.550%	2/15/16	12,150	11,196
Verizon Communications Corp.	5.500%	2/15/18	13,450	11,972
Verizon Communications Corp.	6.100%	4/15/18	2,350	2,173
Verizon Global Funding Corp.	4.900%	9/15/15	2,000	1,789
Vodafone Group PLC	5.000%	12/16/13	900	875
Vodafone Group PLC	5.375%	1/30/15	8,475	7,850
Vodafone Group PLC	5.000%	9/15/15	1,250	1,125
Vodafone Group PLC	5.750%	3/15/16	5,350	5,018
Vodafone Group PLC	5.625%	2/27/17	7,425	6,861
WPP Finance USA Corp.	5.875%	6/15/14	2,150	1,959

Consumer Cyclical (2.3%)
Autozone, Inc.	6.500%	1/15/14	2,000	1,966
Brinker International Inc.	5.750%	6/1/14	1,700	1,538
Costco Wholesale Corp.	5.500%	3/15/17	11,375	11,385
CVS Caremark Corp.	4.875%	9/15/14	1,675	1,568
CVS Caremark Corp.	5.750%	6/1/17	10,075	9,219
CVS Corp.	6.125%	8/15/16	2,600	2,544
DaimlerChrysler North America Holding Corp.	6.500%	11/15/13	13,925	13,294
Darden Restaurants Inc.	6.200%	10/15/17	4,025	3,365
Federated Retail Holding	5.900%	12/1/16	8,800	7,300
Home Depot Inc.	5.250%	12/16/13	4,450	4,194
Home Depot Inc.	5.400%	3/1/16	15,050	12,760
ITT Corp.	7.375%	11/15/15	5,600	5,300
J.C. Penney Co., Inc.	7.950%	4/1/17	1,650	1,565
J.C. Penney Co., Inc.	5.750%	2/15/18	2,650	2,174
Johnson Controls, Inc.	4.875%	9/15/13	1,000	987
Johnson Controls, Inc.	5.500%	1/15/16	3,000	2,915
Kohl's Corp.	6.250%	12/15/17	4,000	3,665
Limited Brands Inc.	5.250%	11/1/14	3,100	2,560
Limited Brands Inc.	6.900%	7/15/17	2,875	2,387
Lowe's Cos., Inc.	5.000%	10/15/15	4,275	4,061
Lowe's Cos., Inc.	5.400%	10/15/16	3,525	3,416
Lowe's Cos., Inc.	6.100%	9/15/17	600	607
Macy's Retail Holdings Inc.	5.750%	7/15/14	3,600	3,047
Marriott International	6.200%	6/15/16	2,600	2,324
Marriott International	6.375%	6/15/17	2,450	2,207
McDonald's Corp.	5.300%	3/15/17	750	727
McDonald's Corp.	5.800%	10/15/17	3,950	3,682
McDonald's Corp.	5.350%	3/1/18	4,775	4,588
Nordstrom, Inc.	6.250%	1/15/18	1,800	1,626

Target Corp.	5.875%	7/15/16	6,600	6,497
Target Corp.	5.375%	5/1/17	550	512
Target Corp.	6.000%	1/15/18	8,600	8,150
The Walt Disney Co.	5.625%	9/15/16	7,700	7,777
The Walt Disney Co.	5.875%	12/15/17	2,600	2,636
Time Warner, Inc.	5.875%	11/15/16	9,600	8,327
Toll Brothers, Inc.	5.950%	9/15/13	1,000	913
Toll Brothers, Inc.	5.150%	5/15/15	2,150	1,705
VF Corp.	5.950%	11/1/17	1,125	1,034
Viacom Inc.	6.250%	4/30/16	6,800	6,109
Viacom Inc.	6.125%	10/5/17	50	44
Wal-Mart Stores, Inc.	4.500%	7/1/15	7,025	6,842
Wal-Mart Stores, Inc.	5.375%	4/5/17	2,575	2,473
Wal-Mart Stores, Inc.	5.800%	2/15/18	7,525	7,309
Western Union Co.	5.930%	10/1/16	3,800	3,421
Wyndham Worldwide	6.000%	12/1/16	3,825	3,278
Yum! Brands, Inc.	6.250%	4/15/16	2,525	2,402
Yum! Brands, Inc.	6.250%	3/15/18	2,400	2,232

Consumer Noncyclical (4.6%)
Abbott Laboratories	4.350%	3/15/14	4,350	4,191
Abbott Laboratories	5.875%	5/15/16	11,000	11,031
Abbott Laboratories	5.600%	11/30/17	5,000	4,834
Allergan Inc.	5.750%	4/1/16	3,300	3,188
AmerisourceBergen Corp.	5.875%	9/15/15	4,425	3,968
Amgen Inc.	4.850%	11/18/14	4,125	3,916
Amgen Inc.	5.850%	6/1/17	7,975	7,713
Anheuser-Busch Cos., Inc.	5.600%	3/1/17	4,100	3,709
Anheuser-Busch Cos., Inc.	5.500%	1/15/18	3,900	3,390
Archer-Daniels-Midland Co.	8.375%	4/15/17	1,375	1,544
Archer-Daniels-Midland Co.	5.450%	3/15/18	4,050	3,716
AstraZeneca PLC	5.400%	6/1/14	3,050	2,988
AstraZeneca PLC	5.900%	9/15/17	10,625	10,678
Baxter International, Inc.	4.625%	3/15/15	3,150	3,006
Baxter International, Inc.	5.900%	9/1/16	2,600	2,645
Baxter International, Inc.	5.375%	6/1/18	3,500	3,324
Biogen Idec Inc.	6.875%	3/1/18	4,950	4,983
Bottling Group LLC	5.000%	11/15/13	1,500	1,514
Bottling Group LLC	5.500%	4/1/16	6,050	6,069
Bristol-Myers Squibb Co.	5.450%	5/1/18	3,125	3,017
Bunge Ltd. Finance Corp.	5.350%	4/15/14	2,900	2,523
Bunge Ltd. Finance Corp.	5.100%	7/15/15	1,925	1,564
Cardinal Health, Inc.	4.000%	6/15/15	2,200	1,893
Cardinal Health, Inc.	5.800%	10/15/16	1,250	1,164
Cardinal Health, Inc.	6.000%	6/15/17	900	846
Cardinal Health, Inc.	5.850%	12/15/17	1,900	1,762
Cia. Brasil de Bebidas AmBev	8.750%	9/15/13	2,800	2,968
Clorox Co.	5.000%	1/15/15	3,700	3,503

	Coca-Cola Co.	5.350%	11/15/17	8,200	8,189
	Coca-Cola HBC Finance BV	5.125%	9/17/13	2,400	2,420
	ConAgra Foods, Inc.	5.819%	6/15/17	1,500	1,445
	Covidien International	6.000%	10/15/17	8,125	7,625
	Delhaize America Inc.	6.500%	6/15/17	2,800	2,696
	Diageo Capital PLC	5.500%	9/30/16	6,300	5,962
	Diageo Capital PLC	5.750%	10/23/17	4,800	4,532
	Diageo Finance BV	5.300%	10/28/15	2,675	2,637
[3]	Dr. Pepper Snapple Group	6.820%	5/1/18	6,075	6,009
	Eli Lilly & Co.	5.200%	3/15/17	4,925	4,817
	Fisher Scientific International Inc.	6.125%	7/1/15	4,000	3,850
	Fortune Brands Inc.	5.375%	1/15/16	11,675	10,405
	Genentech Inc.	4.750%	7/15/15	3,250	3,044
	General Mills, Inc.	5.200%	3/17/15	1,100	1,052
	General Mills, Inc.	5.700%	2/15/17	7,850	7,743
	GlaxoSmithKline Capital Inc.	4.375%	4/15/14	8,075	7,767
	GlaxoSmithKline Capital Inc.	5.650%	5/15/18	13,250	12,628
	Hasbro Inc.	6.300%	9/15/17	2,175	1,964
	Hershey Foods Corp.	5.450%	9/1/16	2,100	2,076
	Hospira, Inc.	5.900%	6/15/14	675	654
	Hospira, Inc.	6.050%	3/30/17	2,000	1,913
	Johnson & Johnson	5.550%	8/15/17	4,600	4,734
	Johnson & Johnson	5.150%	7/15/18	4,425	4,332
	Kimberly-Clark Corp.	4.875%	8/15/15	1,025	994
	Kimberly-Clark Corp.	6.125%	8/1/17	7,000	6,905
	Kimberly-Clark Corp.	6.250%	7/15/18	675	688
	Kraft Foods, Inc.	5.250%	10/1/13	7,250	7,076
	Kraft Foods, Inc.	6.500%	8/11/17	13,825	13,527
	Kraft Foods, Inc.	6.125%	2/1/18	5,750	5,380
	Kraft Foods, Inc.	6.125%	8/23/18	5,350	5,069
	Kroger Co.	4.950%	1/15/15	6,825	6,343
	Kroger Co.	6.400%	8/15/17	1,950	1,894
	Laboratory Corp. of America	5.625%	12/15/15	1,250	1,160
	McKesson Corp.	5.700%	3/1/17	1,000	950
	Medco Health Solutions	7.125%	3/15/18	4,100	4,044
	Medtronic Inc.	4.750%	9/15/15	3,200	3,049
	Merck & Co.	4.750%	3/1/15	5,425	5,297
	PepsiAmericas Inc.	4.875%	1/15/15	2,875	2,788
	PepsiAmericas Inc.	5.000%	5/15/17	750	704
	Pepsico, Inc.	5.000%	6/1/18	9,200	8,787
	Pfizer, Inc.	4.500%	2/15/14	3,375	3,379
	Philip Morris International Inc	5.650%	5/16/18	11,975	10,874
	Philips Electronics NV	5.750%	3/11/18	7,100	6,821
	Procter & Gamble Co.	4.950%	8/15/14	10,025	10,199
	Quest Diagnostic, Inc.	5.450%	11/1/15	3,200	2,907
	Quest Diagnostic, Inc.	6.400%	7/1/17	1,325	1,289
	Reynolds American Inc.	7.625%	6/1/16	1,000	998
	Reynolds American Inc.	6.750%	6/15/17	5,000	4,644

	Safeway, Inc.	6.350%	8/15/17	3,875	3,788
	Schering-Plough Corp.	5.550%	12/1/13	5,750	5,729
	Schering-Plough Corp.	6.000%	9/15/17	5,950	5,724
	Sysco Corp.	5.250%	2/12/18	2,500	2,464
	Teva Pharmaceutical Finance LLC	5.550%	2/1/16	2,675	2,502
	UST, Inc.	5.750%	3/1/18	975	938
	Wm. Wrigley Jr. Co.	4.650%	7/15/15	3,350	2,793
	Wyeth	5.500%	2/1/14	7,175	7,052
	Wyeth	5.500%	2/15/16	9,050	8,949
	Wyeth	5.450%	4/1/17	1,250	1,225

	Energy (1.7%)
	Anadarko Petroleum Corp.	5.950%	9/15/16	14,800	13,335
	Apache Corp.	5.625%	1/15/17	3,625	3,396
	Apache Corp.	6.900%	9/15/18	2,800	2,795
	BJ Services Co.	6.000%	6/1/18	1,225	1,218
	Cameron International Corp.	6.375%	7/15/18	1,600	1,541
	Canadian Natural Resources	4.900%	12/1/14	2,950	2,668
	Canadian Natural Resources	6.000%	8/15/16	3,350	3,087
	Canadian Natural Resources	5.700%	5/15/17	5,500	4,807
	ConocoPhillips Canada	5.625%	10/15/16	9,825	9,692
	Diamond Offshore Drilling	4.875%	7/1/15	2,050	1,888
	Encana Corp.	4.750%	10/15/13	1,125	1,045
	Encana Corp.	5.900%	12/1/17	4,225	3,770
	Encana Holdings Finance Corp.	5.800%	5/1/14	7,750	7,215
	EOG Resources Inc.	5.875%	9/15/17	3,300	3,124
	EOG Resources Inc.	6.875%	10/1/18	2,000	2,005
	Halliburton Co.	5.900%	9/15/18	2,800	2,784
	Marathon Oil Corp.	6.000%	10/1/17	7,475	7,007
	Marathon Oil Corp.	5.900%	3/15/18	4,175	3,736
[3]	Nabors Industries Inc.	6.150%	2/15/18	5,475	5,043
	Nexen, Inc.	5.050%	11/20/13	3,000	2,852
	Nexen, Inc.	5.650%	5/15/17	1,850	1,665
	Petro-Canada Financial Partnership	5.000%	11/15/14	3,375	3,071
	Petro-Canada Financial Partnership	6.050%	5/15/18	2,225	2,031
	Questar Market Resources	6.050%	9/1/16	600	572
	Questar Market Resources	6.800%	4/1/18	2,000	1,962
	Shell International Finance BV	5.200%	3/22/17	2,775	2,740
	Suncor Energy, Inc.	6.100%	6/1/18	5,200	4,865
	Sunoco, Inc.	4.875%	10/15/14	950	891
	Sunoco, Inc.	5.750%	1/15/17	2,075	1,956
	Talisman Energy, Inc.	5.125%	5/15/15	2,150	1,958
	Transocean Inc.	6.000%	3/15/18	4,750	4,483
	Valero Energy Corp.	6.125%	6/15/17	6,000	5,719
	Weatherford International Inc.	5.500%	2/15/16	3,000	2,815
	Weatherford International Inc.	6.350%	6/15/17	2,300	2,174
	Weatherford International Inc.	6.000%	3/15/18	2,575	2,427
	XTO Energy, Inc.	5.750%	12/15/13	2,700	2,598

	XTO Energy, Inc.	4.900%	2/1/14	2,750	2,607
	XTO Energy, Inc.	5.000%	1/31/15	400	375
	XTO Energy, Inc.	5.300%	6/30/15	1,625	1,509
	XTO Energy, Inc.	6.250%	8/1/17	6,125	5,968
	XTO Energy, Inc.	5.500%	6/15/18	5,000	4,554

	Other Industrial (0.2%)
	Black & Decker Corp.	5.750%	11/15/16	1,925	1,743
	Cintas Corp.	6.125%	12/1/17	1,300	1,282
	Cooper Industries, Inc.	5.450%	4/1/15	1,375	1,387
	Danaher Corp.	5.625%	1/15/18	1,200	1,201
	Eaton Corp.	5.600%	5/15/18	1,825	1,767
	Parker-Hannifin Corp.	5.500%	5/15/18	2,000	1,959
	Rockwell Automation	5.650%	12/1/17	1,550	1,554

	Technology (1.4%)
	Agilent Technologies Inc.	6.500%	11/1/17	3,325	3,145
	Avnet Inc.	6.625%	9/15/16	3,000	2,945
	BMC Software Inc.	7.250%	6/1/18	1,550	1,563
	Cisco Systems Inc.	5.500%	2/22/16	16,775	16,185
[3]	Computer Sciences Corp.	6.500%	3/15/18	3,300	3,226
[3]	Dell Inc.	5.650%	4/15/18	2,500	2,346
	Equifax Inc.	6.300%	7/1/17	1,300	1,161
	Fiserv, Inc.	6.800%	11/20/17	3,150	3,154
	Harris Corp.	5.000%	10/1/15	1,425	1,327
	Harris Corp.	5.950%	12/1/17	775	757
	Hewlett-Packard Co.	5.400%	3/1/17	2,750	2,611
	Hewlett-Packard Co.	5.500%	3/1/18	5,375	5,121
	International Business Machines Corp.	5.700%	9/14/17	17,075	16,487
	Intuit Inc.	5.750%	3/15/17	2,025	1,815
	Lexmark International Inc.	6.650%	6/1/18	2,975	2,865
	Motorola, Inc.	6.000%	11/15/17	725	619
	National Semiconductor	6.600%	6/15/17	2,325	2,232
	Oracle Corp.	5.250%	1/15/16	14,975	14,152
	Oracle Corp.	5.750%	4/15/18	8,000	7,435
	Pitney Bowes, Inc.	4.875%	8/15/14	2,025	1,950
	Pitney Bowes, Inc.	4.750%	1/15/16	6,175	5,847
	Pitney Bowes, Inc.	5.750%	9/15/17	2,400	2,351
	Pitney Bowes, Inc.	4.750%	5/15/18	1,625	1,333
	Tyco Electronics Group	6.550%	10/1/17	4,025	3,873
	Xerox Corp.	6.400%	3/15/16	5,700	5,247
	Xerox Corp.	6.750%	2/1/17	1,850	1,780
	Xerox Corp.	6.350%	5/15/18	5,575	4,959

	Transportation (0.7%)
	Burlington Northern Santa Fe Corp.	5.650%	5/1/17	10,650	10,280
	Burlington Northern Santa Fe Corp.	5.750%	3/15/18	900	848
	Canadian National Railway Co.	4.950%	1/15/14	1,300	1,256

	Canadian National Railway Co.	5.800%	6/1/16	1,950	1,917
	Canadian National Railway Co.	5.850%	11/15/17	500	492
	Canadian National Railway Co.	5.550%	5/15/18	900	866
	Canadian National Railway Co.	6.800%	7/15/18	750	789
	Con-Way Inc.	7.250%	1/15/18	2,000	1,931
	Continental Airlines, Inc.	6.563%	2/15/12	500	453
[2]	Continental Airlines, Inc.	6.648%	9/15/17	992	905
[2]	Continental Airlines, Inc.	6.900%	1/2/18	1,557	1,397
	CSX Corp.	6.250%	4/1/15	4,000	3,820
	CSX Corp.	5.600%	5/1/17	3,850	3,376
	Norfolk Southern Corp.	5.257%	9/17/14	3,095	3,115
	Norfolk Southern Corp.	7.700%	5/15/17	2,400	2,613
	Norfolk Southern Corp.	5.750%	4/1/18	3,000	2,876
	Ryder System Inc.	5.850%	3/1/14	1,350	1,288
	Ryder System Inc.	7.200%	9/1/15	1,775	1,763
	Ryder System Inc.	5.850%	11/1/16	1,000	919
	Southwest Airlines Co.	5.250%	10/1/14	2,000	1,847
	Southwest Airlines Co.	5.750%	12/15/16	1,300	1,202
	Southwest Airlines Co.	5.125%	3/1/17	650	558
	Union Pacific Corp.	5.375%	5/1/14	2,000	1,957
	Union Pacific Corp.	7.000%	2/1/16	550	568
	Union Pacific Corp.	5.650%	5/1/17	3,300	3,100
	Union Pacific Corp.	5.750%	11/15/17	3,300	3,136
	Union Pacific Corp.	5.700%	8/15/18	2,200	2,069
	United Parcel Service of America	5.500%	1/15/18	1,600	1,572
					1,486,494
Utilities (4.4%)
	Electric (3.0%)
	Alabama Power Co.	5.500%	10/15/17	2,100	1,982
	American Electric Power Co., Inc.	5.250%	6/1/15	1,850	1,752
	American Water Capital Corp.	6.085%	10/15/17	3,025	2,827
	Arizona Public Service Co.	5.800%	6/30/14	500	475
	Arizona Public Service Co.	4.650%	5/15/15	3,825	3,323
	Baltimore Gas & Electric Co.	5.900%	10/1/16	2,250	2,058
	Carolina Power & Light Co.	5.125%	9/15/13	6,920	6,888
	Carolina Power & Light Co.	5.250%	12/15/15	3,000	2,848
	CenterPoint Energy Houston	5.750%	1/15/14	500	485
	CenterPoint Energy Inc.	6.500%	5/1/18	4,500	3,832
	Cleveland Electric Illumination Co.	5.650%	12/15/13	500	484
	Cleveland Electric Illumination Co.	7.880%	11/1/17	250	260
	Commonwealth Edison Co.	4.700%	4/15/15	700	635
	Commonwealth Edison Co.	5.950%	8/15/16	2,625	2,471
	Commonwealth Edison Co.	6.150%	9/15/17	4,250	4,032
	Connecticut Light & Power Co.	5.650%	5/1/18	3,000	2,784
	Consolidated Edison Co. of New York	5.500%	9/15/16	3,350	3,199
	Consolidated Edison Co. of New York	5.850%	4/1/18	5,000	4,894
	Constellation Energy Group, Inc.	4.550%	6/15/15	3,750	3,251
	Consumers Energy Co.	5.500%	8/15/16	3,850	3,643

	Dayton Power & Light	5.125%	10/1/13	1,875	1,895
	Dominion Resources, Inc.	5.150%	7/15/15	7,925	7,212
	Dominion Resources, Inc.	6.000%	11/30/17	5,750	5,355
[2]	Dominion Resources, Inc.	7.500%	6/30/66	500	450
	Duke Energy Carolinas LLC	5.250%	1/15/18	3,000	2,919
	Duke Energy Carolinas LLC	5.100%	4/15/18	5,750	5,387
	Enersis SA	7.375%	1/15/14	3,500	3,596
[3]	Entergy Gulf States, Inc.	6.000%	5/1/18	2,600	2,530
	Entergy Louisiana LLC	6.500%	9/1/18	3,075	2,950
	Exelon Corp.	4.900%	6/15/15	3,425	3,074
	Exelon Generation Co. LLC	5.350%	1/15/14	1,000	931
	Exelon Generation Co. LLC	6.200%	10/1/17	3,500	3,051
	Florida Power & Light Co.	5.550%	11/1/17	3,700	3,553
	Florida Power Corp.	5.650%	6/15/18	2,100	2,020
[2]	FPL Group Capital, Inc.	6.350%	10/1/66	1,825	1,462
[2]	FPL Group Capital, Inc.	6.650%	6/15/67	1,700	1,402
[2]	FPL Group Capital, Inc.	7.300%	9/1/67	1,000	914
	Georgia Power Co.	5.700%	6/1/17	7,000	7,931
	Illinois Power	6.125%	11/15/17	3,100	2,914
	Illinois Power	6.250%	4/1/18	2,000	1,894
[2]	Integrys Energy Group	6.110%	12/1/66	1,500	1,195
	Jersey Central Power & Light	5.625%	5/1/16	5,675	5,308
	Jersey Central Power & Light	5.650%	6/1/17	5,475	5,092
	Metropolitan Edison	4.875%	4/1/14	1,000	933
	MidAmerican Energy Co.	5.950%	7/15/17	925	893
	MidAmerican Energy Co.	5.300%	3/15/18	4,900	4,497
	MidAmerican Energy Holdings Co.	5.000%	2/15/14	600	554
	MidAmerican Energy Holdings Co.	5.750%	4/1/18	4,350	4,026
	National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	3,500	3,390
	National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	8,250	7,883
	National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	1,625	1,515
	Nevada Power Co.	6.500%	8/1/18	6,250	6,018
	NiSource Finance Corp.	6.150%	3/1/13	2,500	2,404
	NiSource Finance Corp.	5.400%	7/15/14	1,025	940
	NiSource Finance Corp.	6.400%	3/15/18	5,350	4,846
	Northern States Power Co.	5.250%	3/1/18	5,350	5,036
	NStar Electric Co.	4.875%	4/15/14	2,350	2,256
	NStar Electric Co.	5.625%	11/15/17	625	614
	Ohio Edison	6.400%	7/15/16	1,200	1,183
	Ohio Power Co.	6.000%	6/1/16	2,425	2,265
	Oncor Electric Delivery Co.	6.375%	1/15/15	3,025	2,994
	Pacific Gas & Electric Co.	4.800%	3/1/14	9,100	8,751
	Pacific Gas & Electric Co.	5.625%	11/30/17	4,850	4,681
	PacifiCorp	5.650%	7/15/18	2,575	2,449
	PECO Energy Co.	5.350%	3/1/18	2,475	2,272

	Pennsylvania Electric Co.	6.050%	9/1/17	800	739
	PPL Energy Supply LLC	6.200%	5/15/16	7,900	7,430
	PPL Energy Supply LLC	6.500%	5/1/18	750	713
	Progress Energy, Inc.	5.625%	1/15/16	1,425	1,355
	PSE&G Power LLC	5.000%	4/1/14	2,650	2,414
	PSE&G Power LLC	5.500%	12/1/15	3,125	2,860
	PSI Energy Inc.	5.000%	9/15/13	1,125	1,109
	PSI Energy Inc.	6.050%	6/15/16	1,500	1,497
	Public Service Co. of Colorado	5.500%	4/1/14	1,000	991
	Public Service Electric & Gas	5.375%	9/1/13	2,000	1,995
	Sierra Pacific Power Co.	6.000%	5/15/16	2,400	2,283
	South Carolina Electric & Gas Co.	6.500%	11/1/18	800	801
	Southern California Edison Co.	5.000%	1/15/14	2,000	1,988
	Southern California Edison Co.	4.650%	4/1/15	2,625	2,564
	Southern California Edison Co.	5.000%	1/15/16	925	893
	Southern Power Co.	4.875%	7/15/15	1,125	1,035
	Southwestern Electric Power	5.550%	1/15/17	3,500	3,220
	Southwestern Electric Power	6.450%	1/15/19	1,900	1,847
	TransAlta Corp.	6.750%	7/15/12	125	127
	TransAlta Corp.	6.650%	5/15/18	2,975	2,837
	Union Electric Co.	5.400%	2/1/16	300	276
	Virginia Electric & Power Co.	5.400%	1/15/16	4,450	4,224
	Wisconsin Electric Power Co.	6.000%	4/1/14	1,200	1,204
[2]	Wisconsin Energy Corp.	6.250%	5/15/67	5,275	4,327

	Natural Gas (1.4%)
	Atmos Energy Corp.	4.950%	10/15/14	3,400	3,120
	Boardwalk Pipelines LLC	5.500%	2/1/17	3,725	3,437
	Buckeye Partners LP	6.050%	1/15/18	4,550	4,431
	CenterPoint Energy Resources	6.150%	5/1/16	1,350	1,266
	CenterPoint Energy Resources	6.000%	5/15/18	5,000	4,579
	Consolidated Natural Gas	5.000%	12/1/14	3,125	2,976
	Duke Capital Corp.	5.500%	3/1/14	1,000	947
	Duke Capital Corp.	5.668%	8/15/14	1,000	951
	El Paso Natural Gas Co.	5.950%	4/15/17	1,700	1,574
	Enbridge Energy Partners	6.500%	4/15/18	3,075	2,833
	Enbridge Inc.	5.600%	4/1/17	4,050	3,796
	Energy Transfer Partners LP	5.950%	2/1/15	5,250	4,858
	Energy Transfer Partners LP	6.125%	2/15/17	4,850	4,447
	Enterprise Products Operating LP	5.600%	10/15/14	6,250	5,803
	Enterprise Products Operating LP	6.300%	9/15/17	2,525	2,341
	Equitable Resources Inc.	6.500%	4/1/18	3,800	3,563
	Kinder Morgan Energy Partners LP	5.000%	12/15/13	2,200	2,095
	Kinder Morgan Energy Partners LP	5.125%	11/15/14	9,050	8,205
	Kinder Morgan Energy Partners LP	6.000%	2/1/17	1,000	904
	Kinder Morgan Energy Partners LP	5.950%	2/15/18	250	223
	Magellan Midstream Partners, LP	5.650%	10/15/16	650	618
	National Grid PLC	6.300%	8/1/16	4,275	4,203

	NuStar Energy LP	7.650%	4/15/18	2,900	2,772
	ONEOK Inc.	5.200%	6/15/15	3,100	2,809
	ONEOK Partners, LP	6.150%	10/1/16	5,125	4,736
	Panhandle Eastern Pipeline	6.200%	11/1/17	2,000	1,767
	Panhandle Eastern Pipeline	7.000%	6/15/18	2,525	2,352
	Plains All American Pipeline LP	6.125%	1/15/17	2,500	2,208
	Plains All American Pipeline LP	6.500%	5/1/18	2,675	2,481
	San Diego Gas & Electric	5.300%	11/15/15	300	297
	Sempra Energy	6.150%	6/15/18	2,800	2,629
[3]	Southern Natural Gas	5.900%	4/1/17	6,525	5,755
	Spectra Energy Corp.	6.200%	4/15/18	1,700	1,543
	Teppco Partners, LP	6.650%	4/15/18	550	536
	Texas Gas Transmission	4.600%	6/1/15	500	449
	Trans-Canada Pipelines	6.500%	8/15/18	5,000	4,883
[2]	Trans-Canada Pipelines	6.350%	5/15/67	6,475	5,185
	Transcontinental Gas Pipe Line Corp.	6.050%	6/15/18	2,500	2,415
	Valero Logistics	6.050%	3/15/13	2,000	1,938

	Other Utility (0.0%)
	Veolia Environnement	6.000%	6/1/18	3,500	3,359

					359,571
Total Corporate Bonds (Cost $3,766,939)					3,315,950
Sovereign Bonds (U.S. Dollar-Denominated) (7.3%)
	Asian Development Bank	3.625%	9/5/13	2,225	2,231
	Asian Development Bank	6.640%	5/27/14	521	581
	Asian Development Bank	5.500%	6/27/16	6,900	7,422
	Asian Development Bank	5.250%	6/12/17	2,300	2,454
	Asian Development Bank	5.593%	7/16/18	7,800	8,489
	China Development Bank	4.750%	10/8/14	2,700	2,626
	China Development Bank	5.000%	10/15/15	3,450	3,204
	Corp. Andina de Fomento	5.750%	1/12/17	3,950	3,684
	Development Bank of Japan	4.250%	6/9/15	2,325	2,303
	Development Bank of Japan	5.125%	2/1/17	3,700	3,823
	Eksportfinans	5.500%	5/25/16	3,125	3,282
	Eksportfinans	5.500%	6/26/17	4,600	4,818
	European Bank for Reconstruction & Development	5.000%	5/19/14	3,400	3,582
	European Investment Bank	4.625%	5/15/14	12,350	12,692
	European Investment Bank	4.875%	2/16/16	9,250	9,643
	European Investment Bank	5.125%	9/13/16	14,550	15,484
	European Investment Bank	4.875%	1/17/17	20,975	21,901
	European Investment Bank	5.125%	5/30/17	12,600	13,375
	Export-Import Bank of Korea	5.125%	3/16/15	4,800	4,303
	Federative Republic of Brazil	7.875%	3/7/15	10,000	10,700
	Federative Republic of Brazil	6.000%	1/17/17	18,000	17,370
[2]	Federative Republic of Brazil	8.000%	1/15/18	16,000	17,144
	Inter-American Development Bank	4.500%	9/15/14	3,000	3,066

	Inter-American Development Bank	4.250%	9/14/15	9,420	9,483
	Inter-American Development Bank	5.125%	9/13/16	6,700	7,139
	International Bank for Reconstruction & Development	3.625%	5/21/13	2,500	2,552
	International Bank for Reconstruction & Development	5.000%	4/1/16	9,375	9,824
	Japan Finance Corp.	4.625%	4/21/15	5,600	5,720
	Japan Finance Corp.	5.000%	5/16/17	3,800	3,965
	Korea Development Bank	5.750%	9/10/13	6,675	6,449
	Kreditanstalt fur Wiederaufbau	4.000%	10/15/13	11,775	11,919
	Kreditanstalt fur Wiederaufbau	4.125%	10/15/14	6,475	6,443
	Kreditanstalt fur Wiederaufbau	5.125%	3/14/16	35,975	37,808
^	Kreditanstalt fur Wiederaufbau	4.375%	3/15/18	17,700	17,710
	Kreditanstalt fur Wiederaufbau	4.500%	7/16/18	10,900	11,013
	Landwirtschaftliche Rentenbank	4.875%	11/16/15	6,525	6,742
	Landwirtschaftliche Rentenbank	5.125%	2/1/17	12,775	13,481
	Nordic Investment Bank	5.000%	2/1/17	7,650	7,985
	Oesterreichische Kontrollbank	4.500%	3/9/15	2,600	2,669
	Oesterreichische Kontrollbank	4.875%	2/16/16	5,000	5,168
	Oesterreichische Kontrollbank	5.000%	4/25/17	9,425	9,806
	Pemex Project Funding Master Trust	7.375%	12/15/14	2,500	2,628
[3]	Pemex Project Funding Master Trust	5.750%	3/1/18	13,300	12,685
	People's Republic of China	4.750%	10/29/13	5,000	5,024
	Petrobras International Finance	6.125%	10/6/16	8,475	7,880
	Petrobras International Finance	5.875%	3/1/18	6,325	5,708
	Province of Manitoba	7.500%	2/22/10	1,000	1,055
	Province of Manitoba	4.900%	12/6/16	500	515
	Province of Ontario	4.750%	1/19/16	16,725	17,099
	Province of Ontario	5.450%	4/27/16	7,100	7,581
	Province of Quebec	4.875%	5/5/14	6,000	6,284
	Province of Quebec	4.600%	5/26/15	4,800	4,809
	Province of Quebec	5.000%	3/1/16	2,000	2,037
	Province of Quebec	5.125%	11/14/16	10,975	11,386
	Province of Quebec	4.625%	5/14/18	4,650	4,617
	Quebec Hydro Electric	7.500%	4/1/16	2,500	2,942
	Republic of Hungary	4.750%	2/3/15	7,350	7,224
	Republic of Italy	4.500%	1/21/15	5,650	5,855
	Republic of Italy	4.750%	1/25/16	13,275	13,507
	Republic of Italy	5.250%	9/20/16	30,800	32,400
	Republic of Italy	5.375%	6/12/17	425	451
	Republic of Korea	4.875%	9/22/14	6,750	6,482
	Republic of Peru	9.875%	2/6/15	8,075	9,206
	Republic of Peru	8.375%	5/3/16	2,000	2,130
Republic of Poland	5.250%	1/15/14	4,700	4,836
Republic of Poland	5.000%	10/19/15	4,500	4,511
Republic of South Africa	6.500%	6/2/14	5,725	5,611
State of Israel	5.125%	3/1/14	2,000	2,061

	State of Israel (U.S. Government Guaranteed)	5.500%	11/9/16	4,025	4,145
	Swedish Export Credit Corp.	5.125%	3/1/17	6,250	6,456
	United Mexican States	5.875%	1/15/14	9,325	9,302
	United Mexican States	6.625%	3/3/15	14,200	14,768
	United Mexican States	11.375%	9/15/16	1,725	2,303
	United Mexican States	5.625%	1/15/17	18,000	17,577
Total Sovereign Bonds (Cost $586,690)					591,128
Taxable Municipal Bonds (0.0%)
	Wisconsin Public Service Rev.	4.800%	5/1/13	1,350	1,351
Total Taxable Municipal Bonds (Cost $1,348)					1,351
Shares
Temporary Cash Investment (1.0%)
[5,6]	Vanguard Market Liquidity Fund	2.296%		78,893,144	78,893

Total Temporary Cash Investment (Cost $78,893)					78,893
Total Investments (99.7%) (Cost $8,443,665)					8,113,261
[6] Other Assets and Liabilities-Net (0.3%)					25,398
Net Assets (100%)					8,138,659

^					Part of security position is on loan to broker-dealers. The total value of securities on loan is $12,030,000.
1					The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
2					The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the aggregate value of these securities was $84,519,000, representing 1.0% of net assets.

4					Non-income-producing security--security in default.
5					Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6					Includes $12,480,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

Intermediate-Term Bond Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At September 30, 2008, the cost of investment securities for tax purposes was $8,443,665,000. Net unrealized depreciation of investment securities for tax purposes was $330,404,000, consisting of unrealized gains of $138,059,000 on securities that had risen in value since their purchase and $468,463,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	78,893
Level 2- Other significant observable inputs	8,034,368
Level 3- Significant unobservable inputs	-
Total	8,113,261

Vanguard Long-Term Bond Index Fund

Schedule of Investments

As of September 30, 2008

Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (49.4%)
U. S. Government Securities (43.3%)
U.S. Treasury Bond	8.750%	5/15/17	90	122
U.S. Treasury Bond	9.125%	5/15/18	1,565	2,209
U.S. Treasury Bond	9.000%	11/15/18	7,300	10,291
U.S. Treasury Bond	8.875%	2/15/19	26,490	37,148
U.S. Treasury Bond	8.125%	8/15/19	2,475	3,329
U.S. Treasury Bond	8.500%	2/15/20	10	14
U.S. Treasury Bond	8.750%	5/15/20	28,730	40,649
U.S. Treasury Bond	8.750%	8/15/20	60,475	85,761
U.S. Treasury Bond	7.875%	2/15/21	39,280	52,733
U.S. Treasury Bond	8.125%	5/15/21	15	21
U.S. Treasury Bond	8.125%	8/15/21	57,610	79,187
U.S. Treasury Bond	8.000%	11/15/21	83,020	113,439
U.S. Treasury Bond	7.250%	8/15/22	11,695	15,185
U.S. Treasury Bond	7.625%	11/15/22	36,745	49,319
U.S. Treasury Bond	7.125%	2/15/23	36,460	47,033
U.S. Treasury Bond	6.250%	8/15/23	37,260	44,724
U.S. Treasury Bond	7.500%	11/15/24	50	68
U.S. Treasury Bond	7.625%	2/15/25	75	104
U.S. Treasury Bond	6.000%	2/15/26	21,875	25,983
U.S. Treasury Bond	6.750%	8/15/26	55,390	71,055
U.S. Treasury Bond	6.500%	11/15/26	800	1,004
U.S. Treasury Bond	6.625%	2/15/27	49,530	63,066
U.S. Treasury Bond	6.375%	8/15/27	43,105	53,672
U.S. Treasury Bond	6.125%	11/15/27	12,775	15,532
U.S. Treasury Bond	5.500%	8/15/28	61,670	70,159
U.S. Treasury Bond	5.250%	11/15/28	670	741
U.S. Treasury Bond	5.250%	2/15/29	16,600	18,372
U.S. Treasury Bond	6.125%	8/15/29	26,055	32,027
U.S. Treasury Bond	6.250%	5/15/30	430	538
U.S. Treasury Bond	5.375%	2/15/31	12,045	13,660
U.S. Treasury Bond	4.500%	2/15/36	68,780	70,532
U.S. Treasury Bond	4.750%	2/15/37	67,050	71,649
U.S. Treasury Bond	5.000%	5/15/37	15,800	17,558
U.S. Treasury Bond	4.375%	2/15/38	38,540	38,913
U.S. Treasury Bond	4.500%	5/15/38	4,800	4,956
U.S. Treasury Note	3.250%	1/15/09	800	806
U.S. Treasury Note	4.500%	2/15/09	800	809
U.S. Treasury Note	4.750%	2/28/09	1,425	1,444

	U.S. Treasury Note	4.750%	2/15/10	550	572
	U.S. Treasury Note	6.500%	2/15/10	6,275	6,677
	U.S. Treasury Note	4.000%	8/15/18	23,800	24,101
					1,185,162
Agency Bonds and Notes (6.1%)
[1]	Federal Farm Credit Bank	5.150%	11/15/19	1,000	1,020
[1]	Federal Home Loan Bank	5.375%	5/15/19	5,250	5,395
[1]	Federal Home Loan Bank	5.125%	8/15/19	5,220	5,259
[1]	Federal Home Loan Bank	5.250%	12/11/20	6,000	6,100
[1]	Federal Home Loan Bank	5.625%	6/11/21	2,500	2,613
[1]	Federal Home Loan Bank	5.625%	3/14/36	1,000	1,052
[1]	Federal Home Loan Bank	5.500%	7/15/36	6,600	6,907
[1]	Federal Home Loan Mortgage Corp.	5.000%	12/14/18	7,150	6,628
[1]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	7,700	9,333
[1]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	10,025	12,249
[1]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	8,175	9,509
[1]	Federal National Mortgage Assn.	0.000%	10/9/19	8,300	4,134
[1]	Federal National Mortgage Assn.	6.250%	5/15/29	10,050	11,510
[1]	Federal National Mortgage Assn.	7.125%	1/15/30	13,475	17,029
[1]	Federal National Mortgage Assn.	7.250%	5/15/30	12,435	15,966
[1]	Federal National Mortgage Assn.	6.625%	11/15/30	13,100	15,786
[1]	Federal National Mortgage Assn.	5.625%	7/15/37	2,325	2,453
[1]	Federal National Mortgage Assn.	6.210%	8/6/38	1,000	1,130
	State of Israel (U.S. Government Guaranteed)	5.500%	9/18/23	1,375	1,504
	State of Israel (U.S. Government Guaranteed)	5.500%	12/4/23	5,325	5,830
	State of Israel (U.S. Government Guaranteed)	5.500%	4/26/24	2,900	3,174
[1]	Tennessee Valley Auth.	4.500%	4/1/18	2,475	2,407
[1]	Tennessee Valley Auth.	6.750%	11/1/25	4,500	5,292
[1]	Tennessee Valley Auth.	7.125%	5/1/30	3,250	4,079
[1]	Tennessee Valley Auth.	4.650%	6/15/35	2,825	2,613
[1]	Tennessee Valley Auth.	5.880%	4/1/36	1,000	1,103
[1]	Tennessee Valley Auth.	6.150%	1/15/38	2,450	2,821
[1]	Tennessee Valley Auth.	5.500%	6/15/38	1,175	1,235
[1]	Tennessee Valley Auth.	4.875%	1/15/48	2,500	2,384
[1]	Tennessee Valley Auth.	5.375%	4/1/56	1,850	1,910
					168,425
Total U.S. Government and Agency Obligations (Cost $1,281,034)					1,353,587
Corporate Bonds (40.9%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
[2]	PSE&G Transition Funding LLC	6.890%	12/15/17	2,500	2,619

Finance (9.8%)
	Banking (4.6%)
	Abbey National PLC	7.950%	10/26/29	4,725	4,669
	Associates Corp. of North America	6.950%	11/1/18	1,150	1,070
	BAC Capital Trust XI	6.625%	5/23/36	225	170
	Banc One Corp.	7.750%	7/15/25	2,000	2,006
	Banc One Corp.	7.625%	10/15/26	4,350	4,312
	Bank of America Corp.	4.500%	8/1/10	150	148
	Bank of America Corp.	4.250%	10/1/10	450	436
	Bank of America Corp.	4.375%	12/1/10	300	289
	Bank of America Corp.	5.375%	8/15/11	1,150	1,120
	Bank of America Corp.	6.250%	4/15/12	425	416
	Bank of America Corp.	5.375%	9/11/12	650	615
	Bank of America Corp.	5.375%	6/15/14	400	377

	Bank of America Corp.	5.125%	11/15/14	775	712
	Bank of America Corp.	5.625%	3/8/35	5,575	3,662
	Bank of America Corp.	6.000%	10/15/36	5,925	4,653
	Bank of America Corp.	6.500%	9/15/37	1,600	1,248
[2]	Barclays Bank PLC	6.278%	12/15/08	750	527
	BB&T Capital Trust II	6.750%	6/7/36	4,225	2,998
[2]	BB&T Capital Trust IV	6.820%	6/12/57	650	442
	BB&T Corp.	5.250%	11/1/19	1,000	744
[2,3]	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	450	434
[2]	Citigroup Capital XXI	8.300%	12/21/57	8,375	6,803
	Citigroup, Inc.	6.625%	6/15/32	2,750	2,047
	Citigroup, Inc.	5.875%	2/22/33	4,250	3,173
	Citigroup, Inc.	6.000%	10/31/33	1,700	1,164
	Citigroup, Inc.	5.850%	12/11/34	2,300	1,661
	Citigroup, Inc.	6.125%	8/25/36	6,725	4,992
	Citigroup, Inc.	5.875%	5/29/37	2,375	1,686
	Citigroup, Inc.	6.875%	3/5/38	5,225	4,401
[2]	Comerica Capital Trust II	6.576%	2/20/37	1,500	721
	Compass Bank	5.900%	4/1/26	1,075	768
	Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	2,100	2,043
	Fifth Third Bancorp.	8.250%	3/1/38	2,825	2,143
	First Union Institutional Capital I	8.040%	12/1/26	500	300
	Fleet Capital Trust II	7.920%	12/11/26	1,150	1,134
	Fleet Financial Group, Inc.	6.875%	1/15/28	400	372
	HSBC Bank USA	5.875%	11/1/34	4,100	3,138
	HSBC Bank USA	5.625%	8/15/35	5,300	3,901
	HSBC Holdings PLC	7.625%	5/17/32	1,050	1,004
	HSBC Holdings PLC	7.350%	11/27/32	200	185
	HSBC Holdings PLC	6.500%	5/2/36	3,525	2,928
	HSBC Holdings PLC	6.500%	9/15/37	6,500	5,384
	HSBC Holdings PLC	6.800%	6/1/38	2,650	2,281
	JPM Capital Trust	6.550%	9/29/36	3,375	2,557
	JPMorgan Capital Trust	5.875%	3/15/35	2,350	1,683
	JPMorgan Chase & Co.	5.850%	8/1/35	425	308
	JPMorgan Chase & Co.	6.400%	5/15/38	5,350	4,644
	JPMorgan Chase Capital XXII	6.450%	2/2/37	3,075	2,223
	JPMorgan Chase Capital XXV	6.800%	10/1/37	3,750	2,869
	KeyBank NA	6.950%	2/1/28	2,768	1,751
	National City Corp.	6.875%	5/15/19	1,700	850
	NationsBank Corp.	6.800%	3/15/28	375	321
	NB Capital Trust IV	8.250%	4/15/27	400	363
	Regions Bank	6.450%	6/26/37	2,000	1,000
	Regions Financial Corp.	7.375%	12/10/37	800	512
[2]	Regions Financial Corp.	6.625%	5/15/47	1,800	944
[2]	Royal Bank of Scotland Group PLC	7.648%	3/31/09	4,975	3,778
	State Street Capital Trust	5.250%	10/15/18	1,000	840
	SunTrust Capital VIII	6.100%	12/15/36	3,050	1,412
	Swiss Bank Corp.	7.000%	10/15/15	1,000	969
	Swiss Bank Corp.	7.375%	6/15/17	550	546
	Wachovia Bank NA	5.850%	2/1/37	4,175	2,505
	Wachovia Bank NA	6.600%	1/15/38	5,925	2,963
	Wachovia Corp.	6.605%	10/1/25	725	464
[3]	Wachovia Corp.	8.000%	12/15/26	2,300	1,380

	Wachovia Corp.	7.500%	4/15/35	150	113
	Wachovia Corp.	5.500%	8/1/35	4,000	2,000
	Wachovia Corp.	6.550%	10/15/35	125	81
	Wells Fargo & Co.	5.375%	2/7/35	2,450	1,909
	Wells Fargo Bank NA	5.950%	8/26/36	1,475	1,252
	Wells Fargo Capital X	5.950%	12/15/36	1,650	1,390

	Brokerage (1.5%)
	Goldman Sachs Group, Inc.	5.950%	1/15/27	5,950	4,165
	Goldman Sachs Group, Inc.	6.125%	2/15/33	5,550	3,885
	Goldman Sachs Group, Inc.	6.345%	2/15/34	7,350	4,704
	Goldman Sachs Group, Inc.	6.750%	10/1/37	13,575	9,502
	Jefferies Group Inc.	6.450%	6/8/27	1,500	1,128
	Jefferies Group Inc.	6.250%	1/15/36	1,400	996
[4]	Lehman Brothers Holdings, Inc.	6.000%	5/3/27	1,550	1
[4]	Lehman Brothers Holdings, Inc.	7.000%	9/27/27	3,125	406
[4]	Lehman Brothers Holdings, Inc.	6.875%	7/17/37	3,600	4
[4]	Lehman Brothers Holdings, Inc.	7.500%	5/11/38	4,775	6
	Merrill Lynch & Co., Inc.	6.875%	11/15/18	4,075	3,610
	Merrill Lynch & Co., Inc.	6.220%	9/15/26	4,775	3,584
	Merrill Lynch & Co., Inc.	6.110%	1/29/37	3,500	2,361
	Merrill Lynch & Co., Inc.	7.750%	5/14/38	3,000	2,569
	Morgan Stanley Dean Witter	6.250%	8/9/26	2,825	1,723
	Morgan Stanley Dean Witter	7.250%	4/1/32	2,025	1,357

	Finance Companies (1.2%)
	American Express Co.	8.150%	3/19/38	2,350	2,076
	Capital One Capital III	7.686%	8/15/36	1,700	769
	Capital One Capital IV	6.745%	2/17/37	1,100	550
	CIT Group, Inc.	6.000%	4/1/36	2,800	1,148
	General Electric Capital Corp.	6.750%	3/15/32	16,475	13,469
	General Electric Capital Corp.	6.150%	8/7/37	4,925	3,700
	General Electric Capital Corp.	5.875%	1/14/38	15,350	11,128
	SLM Corp.	5.625%	8/1/33	1,950	1,199

	Insurance (2.5%)
	ACE Capital Trust II	9.700%	4/1/30	850	814
	AEGON Funding Corp.	5.750%	12/15/20	1,000	863
	Aetna, Inc.	6.625%	6/15/36	1,850	1,659
	Aetna, Inc.	6.750%	12/15/37	1,350	1,221
	Allstate Corp.	6.125%	12/15/32	1,250	1,076
	Allstate Corp.	5.350%	6/1/33	1,950	1,506
	Allstate Corp.	5.550%	5/9/35	1,700	1,342
	Allstate Corp.	5.950%	4/1/36	925	771
[2]	Allstate Corp.	6.500%	5/15/57	1,500	986
	Ambac, Inc.	5.950%	12/5/35	1,050	378
	Ambac, Inc.	6.150%	2/7/87	800	200
	American General Capital II	8.500%	7/1/30	850	349
	American International Group, Inc.	6.250%	5/1/36	875	420
	American International Group, Inc.	6.250%	3/15/37	2,425	352
[2,3]	American International Group, Inc.	8.175%	5/15/58	9,900	1,436
	Aon Capital Trust	8.205%	1/1/27	1,175	1,015
	Arch Capital Group Ltd.	7.350%	5/1/34	625	610

Assurant, Inc.	6.750%	2/15/34	1,200	965
AXA SA	8.600%	12/15/30	3,700	3,535
Chubb Corp.	6.000%	5/11/37	1,725	1,454
Chubb Corp.	6.500%	5/15/38	1,625	1,421
CIGNA Corp.	7.875%	5/15/27	500	510
CIGNA Corp.	6.150%	11/15/36	2,000	1,702
Cincinnati Financial Corp.	6.920%	5/15/28	1,000	911
Cincinnati Financial Corp.	6.125%	11/1/34	850	679
Endurance Specialty Holdings	7.000%	7/15/34	700	603
GE Global Insurance Holdings Corp.	6.450%	3/1/19	400	347
GE Global Insurance Holdings Corp.	7.000%	2/15/26	1,850	1,576
GE Global Insurance Holdings Corp.	7.750%	6/15/30	400	357
Genworth Financial, Inc.	6.500%	6/15/34	825	536
Hartford Financial Services Group, Inc.	6.000%	1/15/19	1,125	976
Hartford Financial Services Group, Inc.	5.950%	10/15/36	650	495
Hartford Financial Services Group, Inc.	6.100%	10/1/41	1,200	923
Humana Inc.	8.150%	6/15/38	1,150	1,093
Lincoln National Corp.	6.150%	4/7/36	1,475	1,242
Loews Corp.	6.000%	2/1/35	800	712
Marsh & McLennan Cos., Inc.	5.875%	8/1/33	1,500	1,277
MBIA, Inc.	5.700%	12/1/34	1,000	534
MetLife, Inc.	6.500%	12/15/32	3,000	2,617
MetLife, Inc.	6.375%	6/15/34	2,925	2,503
MetLife, Inc.	6.400%	12/15/36	2,700	1,693
Nationwide Financial Services	6.750%	5/15/37	1,000	563
Principal Financial Group, Inc.	6.050%	10/15/36	1,700	1,337
Progressive Corp.	6.625%	3/1/29	1,625	1,591
Prudential Financial, Inc.	5.750%	7/15/33	1,000	822
Prudential Financial, Inc.	5.400%	6/13/35	1,000	748
Prudential Financial, Inc.	5.900%	3/17/36	1,500	1,198
Prudential Financial, Inc.	5.700%	12/14/36	3,675	2,845
Travelers Cos. Inc.	6.250%	6/15/37	2,400	2,044
Travelers Cos., Inc.	6.750%	6/20/36	1,000	917
Travelers Property Casualty Corp.	6.375%	3/15/33	1,500	1,317
UnitedHealth Group, Inc.	5.800%	3/15/36	1,300	994
UnitedHealth Group, Inc.	6.500%	6/15/37	1,200	1,008
UnitedHealth Group, Inc.	6.625%	11/15/37	1,075	896
UnitedHealth Group, Inc.	6.875%	2/15/38	3,625	3,162
WellPoint Inc.	5.950%	12/15/34	1,300	1,068
WellPoint Inc.	5.850%	1/15/36	1,575	1,235
WellPoint Inc.	6.375%	6/15/37	1,700	1,464
XL Capital Ltd.	6.375%	11/15/24	1,150	932
XL Capital Ltd.	6.250%	5/15/27	700	537

Real Estate Investment Trusts (0.0%)
Realty Income Corp.	6.750%	8/15/19	1,350	1,243

				268,524
Industrial (24.6%)
Basic Industry (1.7%)
Agrium Inc.	6.750%	1/15/19	2,625	2,597
Alcan, Inc.	7.250%	3/15/31	1,250	1,255
Alcan, Inc.	6.125%	12/15/33	3,050	2,634

	Alcoa, Inc.	5.870%	2/23/22	1,250	1,057
	Alcoa, Inc.	5.900%	2/1/27	4,925	3,853
	Aluminum Co. of America	6.750%	1/15/28	850	738
	Barrick North America Finance LLC	7.500%	9/15/38	1,225	1,168
	BHP Billiton Finance Ltd.	6.420%	3/1/26	500	452
	Dow Chemical Co.	7.375%	11/1/29	2,625	2,519
	E.I. du Pont de Nemours & Co.	6.500%	1/15/28	1,175	1,160
	Eastman Chemical Co.	7.250%	1/15/24	1,300	1,322
	Eastman Chemical Co.	7.600%	2/1/27	300	310
	Inco Ltd.	7.200%	9/15/32	1,050	940
	Lubrizol Corp.	6.500%	10/1/34	900	795
	Monsanto Co.	5.500%	8/15/25	1,350	1,186
	Newmont Mining	5.875%	4/1/35	1,250	980
	Nucor Corp.	6.400%	12/1/37	1,800	1,665
	Placer Dome, Inc.	6.450%	10/15/35	700	610
	Potash Corp. of Saskatchewan	5.875%	12/1/36	1,750	1,451
	Reliance Steel & Aluminum	6.850%	11/15/36	350	313
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,775	1,695
[2]	Rohm & Haas Co.	9.800%	4/15/20	330	386
	Rohm & Haas Co.	7.850%	7/15/29	2,050	2,057
	Southern Copper Corp.	7.500%	7/27/35	2,500	2,337
	Teck Cominco Ltd.	6.125%	10/1/35	1,800	1,460
	US Steel Corp.	6.650%	6/1/37	725	533
	Vale Overseas Ltd.	8.250%	1/17/34	1,225	1,259
	Vale Overseas Ltd.	6.875%	11/21/36	6,475	5,633
	Weyerhaeuser Co.	8.500%	1/15/25	600	605
	Weyerhaeuser Co.	7.375%	3/15/32	3,875	3,397

	Capital Goods (1.9%)
	Boeing Co.	8.750%	8/15/21	300	359
	Boeing Co.	8.750%	9/15/31	850	1,080
	Boeing Co.	6.125%	2/15/33	925	909
	Boeing Co.	6.625%	2/15/38	1,050	1,096
	Caterpillar, Inc.	6.625%	7/15/28	1,575	1,551
	Caterpillar, Inc.	7.300%	5/1/31	1,200	1,266
	Caterpillar, Inc.	6.050%	8/15/36	2,500	2,277
	Caterpillar, Inc.	6.950%	5/1/42	1,425	1,431
	CRH America Inc.	6.400%	10/15/33	1,500	1,115
	Deere & Co.	8.100%	5/15/30	1,000	1,150
	Deere & Co.	7.125%	3/3/31	700	740
	Dover Corp.	5.375%	10/15/35	350	296
	Dover Corp.	6.600%	3/15/38	1,200	1,245
	Emerson Electric Co.	5.250%	10/15/18	850	815
	Emerson Electric Co.	6.000%	8/15/32	400	377
	Goodrich Corp.	6.800%	7/1/36	1,000	939
	Honeywell International, Inc.	5.700%	3/15/36	1,600	1,425
	Honeywell International, Inc.	5.700%	3/15/37	1,000	895
	Lafarge SA	7.125%	7/15/36	2,225	1,876

	Lockheed Martin Corp.	7.750%	5/1/26	150	166
	Lockheed Martin Corp.	6.150%	9/1/36	5,200	4,824
	Masco Corp.	7.750%	8/1/29	150	134
	Masco Corp.	6.500%	8/15/32	1,275	978
	Minnesota Mining & Manufacturing Corp.	6.375%	2/15/28	500	539
	Minnesota Mining & Manufacturing Corp.	5.700%	3/15/37	1,975	1,979
	Northrop Grumman Corp.	7.750%	2/15/31	3,075	3,542
	PACTIV Corp.	7.950%	12/15/25	1,000	1,016
	Raytheon Co.	6.400%	12/15/18	500	493
	Raytheon Co.	7.200%	8/15/27	400	412
	Raytheon Co.	7.000%	11/1/28	1,000	1,009
	Republic Services, Inc.	6.086%	3/15/35	225	190
	TRW, Inc.	7.750%	6/1/29	1,475	1,653
[3]	Tyco International Group SA	7.000%	12/15/19	2,675	2,605
	United Technologies Corp.	8.875%	11/15/19	545	664
	United Technologies Corp.	6.700%	8/1/28	250	261
	United Technologies Corp.	7.500%	9/15/29	1,875	1,995
	United Technologies Corp.	5.400%	5/1/35	2,100	1,782
	United Technologies Corp.	6.050%	6/1/36	2,725	2,533
	United Technologies Corp.	6.125%	7/15/38	1,550	1,442
	USA Waste Services, Inc.	7.000%	7/15/28	2,000	1,820
	Waste Management, Inc.	7.750%	5/15/32	875	859
	WMX Technologies Inc.	7.100%	8/1/26	800	764

	Communication (6.5%)
	America Movil SA de C.V.	6.375%	3/1/35	1,975	1,718
	America Movil SA de C.V.	6.125%	11/15/37	1,200	1,014
	Ameritech Capital Funding	6.550%	1/15/28	1,000	961
	AT&T Inc.	8.000%	11/15/08	6,000	5,952
	AT&T Inc.	6.450%	6/15/34	7,750	6,854
	AT&T Inc.	6.800%	5/15/36	1,175	1,059
	AT&T Inc.	6.500%	9/1/37	5,400	4,513
	AT&T Inc.	6.300%	1/15/38	4,325	3,574
	AT&T Inc.	6.400%	5/15/38	2,850	2,373
	AT&T Wireless	8.750%	3/1/31	5,850	6,523
	BellSouth Capital Funding Corp.	7.875%	2/15/30	4,250	4,275
	BellSouth Corp.	6.875%	10/15/31	1,275	1,117
	BellSouth Corp.	6.550%	6/15/34	2,475	2,115
	BellSouth Corp.	6.000%	11/15/34	1,480	1,206
	BellSouth Telecommunications Inc.	6.375%	6/1/28	4,140	3,601
	British Telecommunications PLC	9.125%	12/15/08	5,475	5,637
	CBS Corp.	7.875%	7/30/30	2,815	2,498
	CBS Corp.	5.500%	5/15/33	1,025	737
	CenturyTel Enterprises	6.875%	1/15/28	550	486
	Cingular Wireless LLC	7.125%	12/15/31	2,425	2,246
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	3,198	3,531
	Comcast Corp.	5.650%	6/15/35	1,000	745

Comcast Corp.	6.500%	11/15/35	5,650	4,654
Comcast Corp.	6.450%	3/15/37	3,525	2,812
Comcast Corp.	6.950%	8/15/37	4,050	3,387
Comcast Corp.	6.400%	5/15/38	3,325	2,612
Deutsche Telekom International Finance	8.750%	12/15/08	8,825	8,520
Embarq Corp.	7.995%	6/1/36	3,000	2,259
France Telecom	8.500%	3/1/09	7,200	8,003
Grupo Televisa SA	6.625%	3/18/25	1,600	1,434
Grupo Televisa SA	8.500%	3/11/32	250	263
GTE Corp.	8.750%	11/1/21	900	940
GTE Corp.	6.940%	4/15/28	2,275	1,975
Koninklijke KPN NV	8.375%	10/1/30	1,825	1,986
McGraw-Hill Cos. Inc.	6.550%	11/15/37	1,150	1,095
Michigan Bell Telephone Co.	7.850%	1/15/22	1,522	1,545
New England Telephone & Telegraph Co.	7.875%	11/15/29	400	386
News America Holdings, Inc.	8.150%	10/17/36	1,225	1,278
News America Holdings, Inc.	7.750%	12/1/45	1,225	1,179
News America Inc.	6.550%	3/15/33	225	205
News America Inc.	6.200%	12/15/34	9,350	7,648
News America Inc.	6.400%	12/15/35	2,775	2,348
News America Inc.	6.650%	11/15/37	825	679
Pacific Bell	7.125%	3/15/26	550	540
Rogers Communications Inc.	7.500%	8/15/38	2,000	1,925
TCI Communications, Inc.	7.875%	2/15/26	2,200	2,161
Telecom Italia Capital	6.375%	11/15/33	4,025	2,959
Telecom Italia Capital	6.000%	9/30/34	500	348
Telecom Italia Capital	7.200%	7/18/36	1,625	1,319
Telecom Italia Capital	7.721%	6/4/38	2,275	1,961
Telefonica Emisiones SAU	7.045%	6/20/36	5,725	5,239
Telefonica Europe BV	8.250%	9/15/30	2,500	2,422
Thomson Corp.	5.500%	8/15/35	650	502
Time Warner Cable Inc.	6.550%	5/1/37	4,000	3,270
Time Warner Cable Inc.	7.300%	7/1/38	4,300	3,842
Time Warner Entertainment	8.375%	3/15/23	2,733	2,758
Time Warner Entertainment	8.375%	7/15/33	1,950	1,941
US Cellular	6.700%	12/15/33	950	748
US West Communications Group	7.500%	6/15/23	2,300	1,828
US West Communications Group	6.875%	9/15/33	4,200	2,835
Verizon Communications Corp.	6.250%	4/1/37	2,425	1,970
Verizon Communications Corp.	6.400%	2/15/38	3,900	3,229
Verizon Communications Corp.	6.900%	4/15/38	2,700	2,361
Verizon Global Funding Corp.	7.750%	12/1/30	6,550	6,304
Verizon Global Funding Corp.	5.850%	9/15/35	2,775	2,313
Verizon Maryland, Inc.	5.125%	6/15/33	500	348
Verizon New York, Inc.	7.375%	4/1/32	650	593
Vodafone AirTouch PLC	7.875%	2/15/30	1,000	1,027
Vodafone Group PLC	6.250%	11/30/32	200	170
Vodafone Group PLC	6.150%	2/27/37	5,275	4,252

Consumer Cyclical (3.2%)
CVS Caremark Corp.	6.250%	6/1/27	2,250	2,039
DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	4,900	4,911
Darden Restaurants Inc.	6.800%	10/15/37	850	653
Federated Retail Holding	6.375%	3/15/37	2,400	1,792
Home Depot Inc.	5.875%	12/16/36	6,325	4,399
J.C. Penney Co., Inc.	7.125%	11/15/23	1,000	879
J.C. Penney Co., Inc.	6.375%	10/15/36	2,850	2,131
J.C. Penney Co., Inc.	7.400%	4/1/37	750	640
Johnson Controls, Inc.	6.000%	1/15/36	475	409
Kohl's Corp.	6.000%	1/15/33	400	308
Kohl's Corp.	6.875%	12/15/37	1,000	870
Limited Brands Inc.	6.950%	3/1/33	250	190
Limited Brands Inc.	7.600%	7/15/37	1,400	1,129
Lowe's Cos., Inc.	6.875%	2/15/28	550	549
Lowe's Cos., Inc.	6.500%	3/15/29	1,800	1,715
Lowe's Cos., Inc.	5.500%	10/15/35	800	655
Lowe's Cos., Inc.	5.800%	10/15/36	1,300	1,129
Lowe's Cos., Inc.	6.650%	9/15/37	950	917
Macy's Retail Holdings Inc.	6.650%	7/15/24	1,450	1,159
Macy's Retail Holdings Inc.	6.790%	7/15/27	800	640
Macy's Retail Holdings Inc.	7.000%	2/15/28	1,100	898
Macys Retail Holdings Inc.	6.900%	4/1/29	150	117
McDonald's Corp.	6.300%	10/15/37	1,750	1,683
McDonald's Corp.	6.300%	3/1/38	2,025	1,960
Nordstrom, Inc.	6.950%	3/15/28	300	266
Nordstrom, Inc.	7.000%	1/15/38	1,200	1,057
Target Corp.	7.000%	7/15/31	550	555
Target Corp.	6.350%	11/1/32	3,000	2,753
Target Corp.	6.500%	10/15/37	3,300	2,977
Target Corp.	7.000%	1/15/38	4,700	4,440
The Walt Disney Co.	7.000%	3/1/32	1,150	1,216
Time Warner, Inc.	9.150%	2/1/23	1,980	1,984
Time Warner, Inc.	7.570%	2/1/24	500	435
Time Warner, Inc.	6.950%	1/15/28	1,000	870
Time Warner, Inc.	6.625%	5/15/29	6,975	5,820
Time Warner, Inc.	7.625%	4/15/31	5,185	4,562
Time Warner, Inc.	7.700%	5/1/32	1,040	902
Time Warner, Inc.	6.500%	11/15/36	875	707
VF Corp.	6.450%	11/1/37	1,500	1,258
Viacom Inc.	6.875%	4/30/36	4,225	3,224
Wal-Mart Stores, Inc.	5.875%	4/5/27	4,025	3,812
Wal-Mart Stores, Inc.	7.550%	2/15/30	4,425	4,684
Wal-Mart Stores, Inc.	5.250%	9/1/35	4,900	3,959
Wal-Mart Stores, Inc.	6.500%	8/15/37	6,525	6,133
Wal-Mart Stores, Inc.	6.200%	4/15/38	2,100	1,924
Western Union Co.	6.200%	11/17/36	1,350	1,183
Yum! Brands, Inc.	6.875%	11/15/37	1,950	1,748

	Consumer Noncyclical (5.3%)
	Abbott Laboratories	6.150%	11/30/37	2,375	2,204
	Amgen Inc.	6.375%	6/1/37	2,125	1,945
	Amgen Inc.	6.900%	6/1/38	1,750	1,714
	Anheuser-Busch Cos., Inc.	6.800%	8/20/32	3,125	2,738
	Anheuser-Busch Cos., Inc.	5.950%	1/15/33	650	510
	Anheuser-Busch Cos., Inc.	5.750%	4/1/36	975	735
	Anheuser-Busch Cos., Inc.	6.450%	9/1/37	1,825	1,414
	Archer-Daniels-Midland Co.	6.625%	5/1/29	250	238
	Archer-Daniels-Midland Co.	7.000%	2/1/31	2,975	2,872
	Archer-Daniels-Midland Co.	5.935%	10/1/32	255	219
	Archer-Daniels-Midland Co.	5.375%	9/15/35	2,750	2,166
	Archer-Daniels-Midland Co.	6.450%	1/15/38	675	585
	AstraZeneca PLC	6.450%	9/15/37	8,325	7,793
	Baxter International, Inc.	6.250%	12/1/37	800	748
	Bristol-Myers Squibb Co.	7.150%	6/15/23	1,950	2,104
	Bristol-Myers Squibb Co.	6.800%	11/15/26	239	239
	Bristol-Myers Squibb Co.	5.875%	11/15/36	2,700	2,384
	Bristol-Myers Squibb Co.	6.125%	5/1/38	2,275	2,117
	Bristol-Myers Squibb Co.	6.875%	8/1/97	200	191
	C.R. Bard, Inc.	6.700%	12/1/26	500	507
	Coca-Cola Enterprises Inc.	8.500%	2/1/22	2,000	2,334
	Coca-Cola Enterprises Inc.	8.000%	9/15/22	500	563
	Coca-Cola Enterprises Inc.	7.000%	10/1/26	675	706
	Coca-Cola Enterprises Inc.	6.950%	11/15/26	5,150	5,318
	ConAgra Foods, Inc.	9.750%	3/1/21	129	151
	ConAgra Foods, Inc.	7.125%	10/1/26	1,150	1,139
	ConAgra Foods, Inc.	7.000%	10/1/28	175	171
	ConAgra Foods, Inc.	8.250%	9/15/30	950	1,036
	Covidien International	6.550%	10/15/37	2,325	2,205
	Delhaize America Inc.	9.000%	4/15/31	2,000	2,117
	Diageo Capital PLC	5.875%	9/30/36	500	441
[3]	Dr. Pepper Snapple Group	7.450%	5/1/38	600	599
	Eli Lilly & Co.	7.125%	6/1/25	1,000	1,082
	Eli Lilly & Co.	5.500%	3/15/27	4,300	3,921
	Estee Lauder Ace Trust I	6.000%	5/15/37	1,025	903
	Fortune Brands Inc.	5.875%	1/15/36	925	736
	Genentech Inc.	5.250%	7/15/35	1,025	873
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,850	1,631
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	6,475	5,959
	Grand Metropolitan Investment Corp.	7.450%	4/15/35	1,750	1,885
	H.J. Heinz Co.	6.750%	3/15/09	1,625	1,507
	Johnson & Johnson	6.950%	9/1/29	1,125	1,235
	Johnson & Johnson	4.950%	5/15/33	1,325	1,137
	Johnson & Johnson	5.950%	8/15/37	1,975	1,944
	Johnson & Johnson	5.850%	7/15/38	2,600	2,502
	Kellogg Co.	7.450%	4/1/31	2,600	2,849
	Kimberly-Clark Corp.	6.625%	8/1/37	2,150	2,183

	Kraft Foods, Inc.	6.500%	11/1/31	2,150	1,904
	Kraft Foods, Inc.	7.000%	8/11/37	2,050	1,917
	Kraft Foods, Inc.	6.875%	2/1/38	2,750	2,450
	Kraft Foods, Inc.	6.875%	1/26/39	1,850	1,700
	Kroger Co.	6.150%	1/15/20	2,100	2,002
	Kroger Co.	7.700%	6/1/29	375	390
	Kroger Co.	8.000%	9/15/29	1,925	2,065
	Kroger Co.	7.500%	4/1/31	1,350	1,320
	Merck & Co.	6.300%	1/1/26	500	512
	Merck & Co.	6.400%	3/1/28	2,200	2,260
	Merck & Co.	5.950%	12/1/28	1,050	1,025
	Merck & Co.	5.750%	11/15/36	300	274
	Pepsi Bottling Group, Inc.	7.000%	3/1/29	2,925	3,142
	Pharmacia Corp.	6.600%	12/1/08	1,925	2,016
	Philip Morris International Inc.	6.375%	5/16/38	3,600	3,040
	Philips Electronics NV	6.875%	3/11/38	3,125	3,051
	Procter & Gamble Co.	6.450%	1/15/26	1,600	1,690
	Procter & Gamble Co.	5.800%	8/15/34	600	588
	Procter & Gamble Co.	5.550%	3/5/37	4,650	4,356
[2]	Procter & Gamble Co. ESOP	9.360%	1/1/21	2,178	2,712
	Quest Diagnostic, Inc.	6.950%	7/1/37	925	885
	Reynolds American Inc.	7.250%	6/15/37	2,100	1,916
	Safeway, Inc.	7.250%	2/1/31	1,756	1,680
	Sara Lee Corp.	6.125%	11/1/32	625	535
	Schering-Plough Corp.	6.750%	12/1/08	2,825	2,753
	Schering-Plough Corp.	6.550%	9/15/37	1,675	1,561
	Sysco Corp.	5.375%	9/21/35	1,000	888
	Teva Pharmaceutical Finance LLC	6.150%	2/1/36	2,400	2,122
	Unilever Capital Corp.	5.900%	11/15/32	3,925	3,719
	Wyeth	6.450%	2/1/24	2,225	2,228
	Wyeth	6.500%	2/1/34	1,125	1,095
	Wyeth	6.000%	2/15/36	3,075	2,855
	Wyeth	5.950%	4/1/37	3,925	3,459

	Energy (3.7%)
	Alberta Energy Co. Ltd.	7.375%	11/1/31	1,000	904
	Amerada Hess Corp.	7.875%	10/1/29	3,850	3,610
	Amerada Hess Corp.	7.125%	3/15/33	925	794
	Anadarko Finance Co.	7.500%	5/1/31	1,500	1,362
	Anadarko Petroleum Corp.	6.450%	9/15/36	5,725	4,340
	Apache Corp.	6.000%	1/15/37	1,950	1,594
	Apache Finance Canada Corp.	7.750%	12/15/29	650	737
	Baker Hughes, Inc.	6.875%	1/15/29	1,000	1,069
	Burlington Resources, Inc.	7.200%	8/15/31	1,050	1,096
	Burlington Resources, Inc.	7.400%	12/1/31	1,675	1,788
	Cameron International Corp.	7.000%	7/15/38	1,200	1,027
	Canadian Natural Resources	7.200%	1/15/32	1,400	1,280
	Canadian Natural Resources	6.450%	6/30/33	1,175	978

Canadian Natural Resources	6.500%	2/15/37	1,975	1,579
Canadian Natural Resources	6.250%	3/15/38	2,250	1,693
Canadian Natural Resources	6.750%	2/1/39	800	645
Conoco Funding Co.	7.250%	10/15/31	400	418
Conoco, Inc.	6.950%	4/15/29	450	449
ConocoPhillips	5.900%	10/15/32	1,050	943
ConocoPhillips Canada	5.950%	10/15/36	950	895
Devon Energy Corp.	7.950%	4/15/32	860	886
Devon Financing Corp.	7.875%	9/30/31	4,400	4,523
Encana Corp.	6.500%	8/15/34	3,800	3,070
Encana Corp.	6.625%	8/15/37	1,400	1,083
Encana Corp.	6.500%	2/1/38	1,025	825
Global Marine, Inc.	7.000%	6/1/28	800	816
Halliburton Co.	6.700%	9/15/38	2,200	2,100
Husky Energy Inc.	6.150%	6/15/19	510	448
Husky Energy Inc.	6.800%	9/15/37	1,225	1,058
Kerr McGee Corp.	6.950%	7/1/24	2,000	2,033
Kerr McGee Corp.	7.875%	9/15/31	500	563
Lasmo Inc.	7.300%	11/15/27	600	647
Marathon Oil Corp.	6.600%	10/1/37	4,275	3,470
Nexen, Inc.	7.875%	3/15/32	550	539
Nexen, Inc.	5.875%	3/10/35	1,850	1,330
Nexen, Inc.	6.400%	5/15/37	3,300	2,610
Noble Energy Inc.	8.000%	4/1/27	775	775
Norsk Hydro	7.250%	9/23/27	3,150	3,436
Norsk Hydro	7.150%	1/15/29	1,000	1,059
Petro-Canada	7.875%	6/15/26	150	140
Petro-Canada	7.000%	11/15/28	250	212
Petro-Canada	5.350%	7/15/33	1,650	1,102
Petro-Canada	5.950%	5/15/35	2,500	1,808
Petro-Canada	6.800%	5/15/38	2,275	1,814
Suncor Energy, Inc.	7.150%	2/1/32	800	785
Suncor Energy, Inc.	5.950%	12/1/34	875	736
Suncor Energy, Inc.	6.500%	6/15/38	4,825	4,169
Talisman Energy, Inc.	7.250%	10/15/27	450	425
Talisman Energy, Inc.	5.850%	2/1/37	2,700	2,098
Tosco Corp.	8.125%	2/15/30	7,500	8,595
Transocean Inc.	7.500%	4/15/31	1,525	1,524
Transocean Inc.	6.800%	3/15/38	2,300	2,103
Valero Energy Corp.	7.500%	4/15/32	2,450	2,347
Valero Energy Corp.	6.625%	6/15/37	3,925	3,189
Weatherford International Inc.	6.500%	8/1/36	1,500	1,355
Weatherford International Inc.	6.800%	6/15/37	700	657
Weatherford International Inc.	7.000%	3/15/38	1,100	1,058
XTO Energy, Inc.	6.500%	12/15/18	1,975	1,906
XTO Energy, Inc.	6.100%	4/1/36	1,125	965
XTO Energy, Inc.	6.750%	8/1/37	3,850	3,285
XTO Energy, Inc.	6.375%	6/15/38	2,875	2,493

	Other Industrial (0.1%)
	Parker-Hannifin Corp.	6.250%	5/15/38	725	714
	Rockwell Automation	6.700%	1/15/28	300	308
	Rockwell Automation	6.250%	12/1/37	1,100	1,093

	Technology (0.8%)
	Corning Inc.	7.250%	8/15/36	600	585
	Dell Inc.	7.100%	4/15/28	500	494
[3]	Dell Inc.	6.500%	4/15/38	1,400	1,302
	Electronic Data Systems	7.450%	10/15/29	375	380
	Equifax Inc.	7.000%	7/1/37	600	500
	International Business Machines Corp.	7.000%	10/30/25	1,050	1,113
	International Business Machines Corp.	6.220%	8/1/27	4,600	4,502
	International Business Machines Corp.	6.500%	1/15/28	3,725	3,759
	International Business Machines Corp.	5.875%	11/29/32	950	887
	International Business Machines Corp.	7.125%	12/1/96	400	412
	Motorola, Inc.	7.500%	5/15/25	225	196
	Motorola, Inc.	6.500%	9/1/25	1,300	1,001
	Motorola, Inc.	6.500%	11/15/28	975	734
	Motorola, Inc.	6.625%	11/15/37	2,425	1,802
	Oracle Corp.	6.500%	4/15/38	2,825	2,517
	Pitney Bowes, Inc.	5.250%	1/15/37	450	424
	Science Applications International Corp.	5.500%	7/1/33	500	400
	Tyco Electronics Group	7.125%	10/1/37	1,250	1,172
	Xerox Capital Trust I	8.000%	2/1/27	1,050	955

	Transportation (1.4%)
	Burlington Northern Santa Fe Corp.	7.000%	12/15/25	700	665
	Burlington Northern Santa Fe Corp.	7.950%	8/15/30	1,300	1,360
	Burlington Northern Santa Fe Corp.	6.200%	8/15/36	775	664
	Burlington Northern Santa Fe Corp.	6.150%	5/1/37	2,325	2,065
	Canadian National Railway Co.	6.250%	8/1/34	2,450	2,282
	Canadian National Railway Co.	6.200%	6/1/36	1,325	1,224
	Canadian Pacific Railway Co.	7.125%	10/15/31	2,075	1,923
	CNF, Inc.	6.700%	5/1/34	1,825	1,498
[2]	Continental Airlines, Inc.	6.545%	2/2/19	955	840
[2]	Continental Airlines, Inc.	5.983%	4/19/22	3,500	2,879
	CSX Corp.	7.950%	5/1/27	675	658
	CSX Corp.	6.000%	10/1/36	175	134
	CSX Corp.	6.150%	5/1/37	2,025	1,567
	CSX Corp.	7.450%	4/1/38	1,600	1,470
[2]	Delta Air Lines Enhanced Equipment Trust Certificates	6.718%	1/2/23	901	757
[2]	Delta Air Lines, Inc.	6.821%	8/10/22	2,057	1,707
	Federal Express Corp.	7.600%	7/1/97	1,000	1,068
	Norfolk Southern Corp.	9.750%	6/15/20	411	513
	Norfolk Southern Corp.	5.590%	5/17/25	716	625

	Norfolk Southern Corp.	7.800%	5/15/27	2,802	3,022
	Norfolk Southern Corp.	5.640%	5/17/29	1,898	1,621
	Norfolk Southern Corp.	7.050%	5/1/37	1,925	1,923
	Norfolk Southern Corp.	7.900%	5/15/97	450	473
[2]	Southwest Airlines Co.	6.150%	8/1/22	822	781
	Union Pacific Corp.	7.125%	2/1/28	600	591
	Union Pacific Corp.	6.625%	2/1/29	1,125	1,049
	Union Pacific Corp.	6.150%	5/1/37	1,000	864
[2]	Union Pacific Railroad Co.	6.176%	1/2/31	942	953
	United Parcel Service of America	8.375%	4/1/09	500	569
	United Parcel Service of America	8.375%	4/1/20	500	607
	United Parcel Service of America	6.200%	1/15/38	3,600	3,273
					674,991
Utilities (6.4%)
	Electric (4.6%)
	AEP Texas Central Co.	6.650%	2/15/33	1,950	1,742
	AmerenEnergy Generating	7.950%	6/1/32	1,750	1,523
	American Water Capital Corp.	6.593%	10/15/37	2,025	1,838
	Appalachian Power Co.	5.800%	10/1/35	350	283
	Appalachian Power Co.	7.000%	4/1/38	850	793
	Baltimore Gas & Electric Co.	6.350%	10/1/36	1,075	861
	Carolina Power & Light Co.	6.300%	4/1/38	250	237
	CenterPoint Energy Houston	6.950%	3/15/33	925	857
	Cleveland Electric Illumination Co.	5.950%	12/15/36	1,000	843
	Columbus Southern Power	5.850%	10/1/35	800	675
	Commonwealth Edison Co.	5.875%	2/1/33	250	202
	Commonwealth Edison Co.	5.900%	3/15/36	1,625	1,306
	Commonwealth Edison Co.	6.450%	1/15/38	400	346
	Connecticut Light & Power Co.	6.350%	6/1/36	750	677
	Consolidated Edison Co. of New York	5.300%	3/1/35	1,125	872
	Consolidated Edison Co. of New York	5.850%	3/15/36	1,875	1,580
	Consolidated Edison Co. of New York	6.200%	6/15/36	550	486
	Consolidated Edison Co. of New York	6.300%	8/15/37	1,450	1,298
	Consolidated Edison Co. of New York	6.750%	4/1/38	1,000	949
	Constellation Energy Group, Inc.	7.600%	4/1/32	1,800	1,694
	Consumers Energy Co.	5.650%	4/15/20	1,250	1,142
	Detroit Edison Co.	5.700%	10/1/37	500	416
	Dominion Resources, Inc.	6.300%	3/15/33	2,150	1,838
	Dominion Resources, Inc.	5.950%	6/15/35	1,150	932
	Dominion Resources, Inc.	7.000%	6/15/38	1,600	1,529
	DTE Energy Co.	6.375%	4/15/33	800	671
	Duke Energy Carolinas LLC	6.100%	6/1/37	825	761
	Duke Energy Carolinas LLC	6.000%	1/15/38	875	800
	Duke Energy Carolinas LLC	6.050%	4/15/38	2,000	1,903
	Duke Energy Corp.	6.000%	12/1/28	1,000	916
	Duke Energy Corp.	6.450%	10/15/32	1,050	1,011
	Duke Energy Indiana Inc.	6.350%	8/15/38	1,000	938
	El Paso Electric Co.	6.000%	5/15/35	1,400	1,171

Energy East Corp.	6.750%	7/15/36	1,425	1,268
Exelon Corp.	5.625%	6/15/35	1,975	1,566
FirstEnergy Corp.	7.375%	11/15/31	4,800	4,431
Florida Power & Light Co.	5.950%	10/1/33	950	884
Florida Power & Light Co.	5.625%	4/1/34	1,174	1,045
Florida Power & Light Co.	4.950%	6/1/35	775	561
Florida Power & Light Co.	5.400%	9/1/35	1,875	1,611
Florida Power & Light Co.	6.200%	6/1/36	150	144
Florida Power & Light Co.	5.650%	2/1/37	2,150	1,910
Florida Power & Light Co.	5.850%	5/1/37	625	571
Florida Power & Light Co.	5.950%	2/1/38	350	324
Florida Power Corp.	6.350%	9/15/37	1,625	1,590
Florida Power Corp.	6.400%	6/15/38	2,575	2,408
Georgia Power Co.	5.650%	3/1/37	2,075	1,832
Indiana Michigan Power Co.	6.050%	3/15/37	3,075	2,661
Kansas City Power & Light	6.050%	11/15/35	500	405
MidAmerican Energy Co.	6.750%	12/30/31	1,800	1,786
MidAmerican Energy Co.	5.750%	11/1/35	850	739
MidAmerican Energy Co.	5.800%	10/15/36	875	722
MidAmerican Energy Holdings Co.	8.480%	9/15/28	300	336
MidAmerican Energy Holdings Co.	6.125%	4/1/36	6,550	5,564
MidAmerican Energy Holdings Co.	5.950%	5/15/37	3,150	2,598
MidAmerican Energy Holdings Co.	6.500%	9/15/37	1,450	1,289
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	2,400	2,560
Nevada Power Co.	6.750%	7/1/37	2,500	2,248
NiSource Finance Corp.	6.800%	1/15/19	850	768
NiSource Finance Corp.	5.450%	9/15/20	725	592
Northern States Power Co.	5.250%	7/15/35	1,175	944
Northern States Power Co.	6.250%	6/1/36	525	485
Northern States Power Co.	6.200%	7/1/37	1,050	963
Ohio Power Co.	6.600%	2/15/33	400	368
Oncor Electric Delivery Co.	7.000%	9/1/22	1,675	1,574
Oncor Electric Delivery Co.	7.000%	5/1/32	2,025	1,828
Oncor Electric Delivery Co.	7.250%	1/15/33	325	302
Pacific Gas & Electric Co.	6.050%	3/1/34	8,425	7,447
Pacific Gas & Electric Co.	5.800%	3/1/37	2,075	1,766
PacifiCorp	7.700%	11/15/31	400	441
PacifiCorp	5.250%	6/15/35	1,150	930
PacifiCorp	5.750%	4/1/37	1,000	867
PacifiCorp	6.250%	10/15/37	1,200	1,115
Pepco Holdings, Inc.	7.450%	8/15/32	300	288
Potomac Electric Power	6.500%	11/15/37	1,500	1,487
PPL Energy Supply LLC	6.000%	12/15/36	1,350	1,079
Progress Energy, Inc.	7.750%	3/1/31	1,725	1,836
Progress Energy, Inc.	7.000%	10/30/31	925	908
PSE&G Power LLC	8.625%	4/15/31	400	457
PSI Energy Inc.	6.120%	10/15/35	600	545

Public Service Co. of Colorado	6.250%	9/1/37	1,025	952
Public Service Co. of Colorado	6.500%	8/1/38	500	480
Public Service Co. of Oklahoma	6.625%	11/15/37	300	277
Public Service Electric & Gas	5.250%	7/1/35	675	571
Public Service Electric & Gas	5.800%	5/1/37	2,925	2,672
Puget Sound Energy Inc.	5.483%	6/1/35	825	596
Puget Sound Energy Inc.	6.274%	3/15/37	1,425	1,148
South Carolina Electric & Gas Co.	6.625%	2/1/32	500	475
South Carolina Electric & Gas Co.	5.300%	5/15/33	1,850	1,471
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,225	1,072
Southern California Edison Co.	6.650%	4/1/29	700	687
Southern California Edison Co.	6.000%	1/15/34	800	768
Southern California Edison Co.	5.750%	4/1/35	400	371
Southern California Edison Co.	5.350%	7/15/35	3,175	2,781
Southern California Edison Co.	5.625%	2/1/36	1,100	1,002
Southern California Edison Co.	5.550%	1/15/37	600	540
Southern California Edison Co.	5.950%	2/1/38	975	927
Southwestern Electric Power	6.450%	1/15/19	175	170
Tampa Electric Co.	6.550%	5/15/36	450	419
Toledo Edison Co.	6.150%	5/15/37	600	478
United Utilities PLC	5.375%	2/1/19	1,000	917
United Utilities PLC	6.875%	8/15/28	375	362
Virginia Electric & Power Co.	6.000%	1/15/36	1,725	1,504
Virginia Electric & Power Co.	6.000%	5/15/37	825	717
Virginia Electric & Power Co.	6.350%	11/30/37	1,000	912
Wisconsin Electric Power Co.	5.625%	5/15/33	450	384
Wisconsin Electric Power Co.	5.700%	12/1/36	1,675	1,433
Wisconsin Power & Light Co.	6.375%	8/15/37	950	915
Xcel Energy, Inc.	6.500%	7/1/36	650	587

Natural Gas (1.7%)
AGL Capital Corp.	6.000%	10/1/34	850	679
Duke Capital Corp.	8.000%	10/1/19	425	438
Duke Capital Corp.	6.750%	2/15/32	1,705	1,455
Duke Energy Field Services	8.125%	8/16/30	500	495
El Paso Natural Gas Co.	8.375%	12/15/08	1,350	1,358
Enbridge Energy Partners	7.500%	4/15/38	2,025	1,854
Energy Transfer Partners LP	6.625%	10/15/36	1,125	957
Energy Transfer Partners LP	7.500%	7/1/38	2,275	2,162
Enterprise Products Operating LP	6.500%	1/31/19	2,300	2,137
Enterprise Products Operating LP	6.875%	3/1/33	875	777
Enterprise Products Operating LP	6.650%	10/15/34	900	775
KeySpan Corp.	8.000%	11/15/30	1,175	1,166
Kinder Morgan Energy Partners LP	7.750%	3/15/32	500	476
Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,000	903
Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,675	1,227
Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,350	1,077
Kinder Morgan Energy Partners LP	6.950%	1/15/38	3,125	2,658

	ONEOK Inc.	6.000%	6/15/35	975	777
	ONEOK Partners, LP	6.650%	10/1/36	2,550	2,253
	ONEOK Partners, LP	6.850%	10/15/37	1,200	1,087
	Plains All American Pipeline LP	6.650%	1/15/37	1,175	993
	San Diego Gas & Electric	5.350%	5/15/35	1,775	1,457
	San Diego Gas & Electric	6.125%	9/15/37	625	571
	Southern California Gas Co.	5.750%	11/15/35	75	68
	Southern Union Co.	7.600%	2/1/24	500	440
	Southern Union Co.	8.250%	11/15/29	1,000	924
	Tennessee Gas Pipeline	7.000%	10/15/28	2,650	2,336
	Teppco Partners, LP	7.550%	4/15/38	1,125	992
	Texas Eastern Transmission	7.000%	7/15/32	700	671
	Trans-Canada Pipelines	5.600%	3/31/34	1,725	1,410
	Trans-Canada Pipelines	5.850%	3/15/36	2,575	2,157
	Trans-Canada Pipelines	6.200%	10/15/37	2,225	1,952
	Williams Cos., Inc.	7.500%	1/15/31	5,850	5,382
	Williams Cos., Inc.	7.750%	6/15/31	2,750	2,585

	Other Utility (0.1%)
	Veolia Environnement	6.750%	6/1/38	1,750	1,663

					175,033
Total Corporate Bonds (Cost $1,350,973)					1,121,167
Sovereign Bonds (U.S. Dollar-Denominated) (6.0%)
	Asian Development Bank	5.593%	7/16/18	4,000	4,348
	European Investment Bank	4.875%	2/15/36	2,400	2,429
	Federative Republic of Brazil	8.875%	4/15/24	3,000	3,600
	Federative Republic of Brazil	8.750%	2/4/25	8,500	10,030
	Federative Republic of Brazil	10.125%	5/15/27	6,700	8,844
	Federative Republic of Brazil	8.250%	1/20/34	6,500	7,280
	Federative Republic of Brazil	7.125%	1/20/37	7,500	7,725
	Federative Republic of Brazil	11.000%	8/17/40	13,000	16,250
	Inter-American Development Bank	7.000%	6/15/25	750	941
	International Bank for Reconstruction & Development	7.625%	1/19/23	1,807	2,336
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,000	1,464
	International Bank for Reconstruction & Development	4.750%	2/15/35	2,225	2,226
	Korea Electric Power	7.000%	2/1/27	750	757
	Kreditanstalt fur Wiederaufbau	0.000%	4/18/36	6,200	1,584
	Kreditanstalt fur Wiederaufbau	0.000%	6/29/37	6,275	1,490
	Pemex Project Funding Master Trust	6.625%	6/15/35	4,900	4,520
[3]	Pemex Project Funding Master Trust	6.625%	6/15/38	1,375	1,312
	Petrobras International Finance	8.375%	12/10/18	1,500	1,631
	Province of British Columbia	6.500%	1/15/26	1,500	1,784
	Province of Manitoba	9.250%	4/1/20	1,500	2,110
	Province of Nova Scotia	9.125%	5/1/21	1,280	1,796
	Province of Quebec	7.500%	7/15/23	600	742

	Province of Quebec	7.125%	2/9/24	3,800	4,559
	Province of Quebec	7.500%	9/15/29	3,625	4,672
	Province of Saskatchewan	7.375%	7/15/13	600	703
	Quebec Hydro Electric	9.400%	2/1/21	1,480	2,041
	Quebec Hydro Electric	8.400%	1/15/22	775	1,011
	Quebec Hydro Electric	8.050%	7/7/24	5,000	6,509
	Quebec Hydro Electric	8.500%	12/1/29	500	705
	Region of Lombardy, Italy	5.804%	10/25/32	2,375	2,653
	Republic of Finland	6.950%	2/15/26	195	244
	Republic of Italy	6.875%	9/27/23	6,600	7,881
	Republic of Italy	5.375%	6/15/33	5,750	6,040
	Republic of Korea	5.625%	11/3/25	900	802
	Republic of Peru	7.350%	7/21/25	3,000	3,330
[2]	Republic of Peru	6.550%	3/14/37	5,000	5,000
	Republic of South Africa	5.875%	5/30/22	3,000	2,595
	United Mexican States	8.125%	12/30/19	5,750	6,670
	United Mexican States	8.300%	8/15/31	2,275	2,690
	United Mexican States	6.750%	9/27/34	16,425	16,474
	United Mexican States	6.050%	1/11/40	3,700	3,321
Total Sovereign Bonds (Cost $169,403)					163,099
Taxable Municipal Bonds (1.8%)
	Chicago IL Transit Auth. Rev.	6.899%	12/1/40	5,500	5,798
	Connecticut GO	5.850%	3/15/32	4,200	4,323
	Illinois (Taxable Pension) GO	4.950%	6/1/23	1,700	1,621
	Illinois (Taxable Pension) GO	5.100%	6/1/33	22,125	20,782
	Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/34	500	494
	New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/29	5,250	5,967
	New Jersey Turnpike Auth. Rev.	4.252%	1/1/15	30	29
	New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	570	546
	Oregon (Taxable Pension) GO	5.762%	6/1/23	600	600
	Oregon (Taxable Pension) GO	5.892%	6/1/27	1,850	1,895
	Oregon School Board Assn.	4.759%	6/30/28	1,850	1,642
	Oregon School Board Assn.	5.528%	6/30/28	1,500	1,478
	Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/47	3,840	3,383
	Wisconsin Public Service Rev.	5.700%	5/1/26	900	868
Total Taxable Municipal Bonds (Cost $50,183)					49,426
	Coupon			Shares
Temporary Cash Investments (1.3%)
[5]	Vanguard Market Liquidity Fund (Cost $34,669)	2.296%		34,668,583	34,669
Total Investments (99.4%) (Cost $2,886,262)					2,721,948
Other Assets and Liabilities-Net (0.6%)					17,603
Net Assets (100%)					2,739,551

1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the aggregate value of these securities was $9,068,000, representing 0.3% of net assets.

4	Non-income-producing security--security in default.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2008, the cost of investment securities for tax purposes was $2,886,262,000. Net unrealized depreciation of investment securities for tax purposes was $164,314,000, consisting of unrealized gains of $78,371,000 on securities that had risen in value since their purchase and $242,685,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	34,669
Level 2- Other significant observable inputs	2,687,279
Level 3- Significant unobservable inputs	-
Total	2,721,948

Vanguard Short-Term Bond Index Fund

Schedule of Investments

As of September 30, 2008

Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (68.3%)
U. S. Government Securities (47.1%)
U.S. Treasury Bond	13.250%	5/15/14	35,000	37,428
U.S. Treasury Note	3.500%	8/15/09	6,230	6,320
U.S. Treasury Note	6.000%	8/15/09	1,530	1,585
U.S. Treasury Note	3.375%	9/15/09	23,625	23,979
U.S. Treasury Note	4.000%	9/30/09	146,900	149,998
U.S. Treasury Note	3.625%	10/31/09	78,550	80,047
U.S. Treasury Note	3.500%	11/15/09	7,690	7,839
U.S. Treasury Note	4.625%	11/15/09	115,800	119,383
U.S. Treasury Note	3.125%	11/30/09	298,375	302,618
U.S. Treasury Note	3.500%	12/15/09	46,610	47,528
U.S. Treasury Note	3.250%	12/31/09	77,675	79,034
U.S. Treasury Note	2.125%	1/31/10	50,000	50,187
U.S. Treasury Note	3.500%	2/15/10	37,145	38,004
U.S. Treasury Note	4.750%	2/15/10	55,175	57,373
U.S. Treasury Note	6.500%	2/15/10	155,840	165,775
U.S. Treasury Note	1.750%	3/31/10	170,875	170,475
U.S. Treasury Note	4.000%	4/15/10	178,315	184,110
U.S. Treasury Note	2.625%	5/31/10	59,675	60,356
U.S. Treasury Note	2.875%	6/30/10	123,000	125,114
U.S. Treasury Note	2.750%	7/31/10	210,350	213,768
U.S. Treasury Note	4.125%	8/15/10	101,690	105,949
U.S. Treasury Note	5.750%	8/15/10	3,350	3,589
U.S. Treasury Note	2.375%	8/31/10	170,640	172,053
U.S. Treasury Note	4.500%	11/15/10	300	316
U.S. Treasury Note	4.375%	12/15/10	6,200	6,516
U.S. Treasury Note	5.000%	2/15/11	5,975	6,391
U.S. Treasury Note	4.875%	4/30/11	215	230
U.S. Treasury Note	5.125%	6/30/11	4,315	4,654
U.S. Treasury Note	4.875%	7/31/11	9,965	10,692
U.S. Treasury Note	4.625%	8/31/11	79,525	84,856
U.S. Treasury Note	4.500%	9/30/11	16,955	18,031
U.S. Treasury Note	4.625%	10/31/11	505	539
U.S. Treasury Note	4.500%	11/30/11	84,185	89,526
U.S. Treasury Note	4.625%	12/31/11	125	133
U.S. Treasury Note	4.750%	1/31/12	75,790	81,273
U.S. Treasury Note	4.625%	2/29/12	20,810	22,244
U.S. Treasury Note	4.500%	3/31/12	90,465	96,360
U.S. Treasury Note	4.500%	4/30/12	91,990	98,171

	U.S. Treasury Note	4.750%	5/31/12	176,580	189,961
	U.S. Treasury Note	4.875%	6/30/12	114,750	124,038
	U.S. Treasury Note	4.625%	7/31/12	164,050	175,944
	U.S. Treasury Note	4.375%	8/15/12	25	27
	U.S. Treasury Note	4.125%	8/31/12	82,310	86,812
	U.S. Treasury Note	3.875%	10/31/12	257,625	269,380
	U.S. Treasury Note	3.375%	11/30/12	2,400	2,460
	U.S. Treasury Note	3.875%	2/15/13	6,570	6,846
	U.S. Treasury Note	2.750%	2/28/13	77,025	76,664
	U.S. Treasury Note	3.625%	5/15/13	1,355	1,399
	U.S. Treasury Note	3.500%	5/31/13	103,985	106,666
	U.S. Treasury Note	3.375%	6/30/13	108,925	111,206
	U.S. Treasury Note	3.125%	8/31/13	147,115	148,402
	U.S. Treasury Note	3.125%	9/30/13	168,000	169,102
	U.S. Treasury Note	4.250%	11/15/13	525	558
					4,191,909
Agency Bonds and Notes (21.2%)
[1]	Federal Farm Credit Bank	5.000%	10/23/09	3,000	3,064
[1]	Federal Farm Credit Bank	5.250%	9/13/10	2,325	2,414
[1]	Federal Farm Credit Bank	3.750%	12/6/10	24,200	24,427
[1]	Federal Farm Credit Bank	4.875%	2/18/11	7,000	7,234
[1]	Federal Farm Credit Bank	2.625%	4/21/11	6,750	6,620
[1]	Federal Farm Credit Bank	5.375%	7/18/11	2,100	2,201
[1]	Federal Farm Credit Bank	3.875%	8/25/11	6,300	6,351
[1]	Federal Farm Credit Bank	3.500%	10/3/11	15,000	15,021
[1]	Federal Farm Credit Bank	4.500%	10/17/12	4,200	4,283
[1]	Federal Farm Credit Bank	3.875%	10/7/13	2,500	2,471
[1]	Federal Home Loan Bank	5.000%	12/11/09	11,225	11,490
[1]	Federal Home Loan Bank	3.750%	1/8/10	40,625	40,960
[1]	Federal Home Loan Bank	3.875%	1/15/10	46,375	46,859
[1]	Federal Home Loan Bank	2.750%	3/12/10	6,575	6,536
[1]	Federal Home Loan Bank	4.375%	3/17/10	22,025	22,423
[1]	Federal Home Loan Bank	4.875%	5/14/10	45,950	47,212
[1]	Federal Home Loan Bank	5.250%	6/11/10	5,450	5,631
[1]	Federal Home Loan Bank	2.750%	6/18/10	46,650	46,324
[1]	Federal Home Loan Bank	4.500%	6/22/10	10,000	10,213
[1]	Federal Home Loan Bank	3.500%	7/16/10	13,000	13,049
[1]	Federal Home Loan Bank	3.375%	8/13/10	11,750	11,770
[1]	Federal Home Loan Bank	4.125%	8/13/10	9,050	9,181
[1]	Federal Home Loan Bank	3.375%	10/20/10	33,500	33,463
[1]	Federal Home Loan Bank	4.750%	12/10/10	2,325	2,392
[1]	Federal Home Loan Bank	3.625%	12/17/10	19,700	19,826
[1]	Federal Home Loan Bank	3.250%	3/11/11	5,000	4,974
[1]	Federal Home Loan Bank	3.125%	6/10/11	900	889
[1]	Federal Home Loan Bank	3.375%	6/24/11	30,000	29,856
[1]	Federal Home Loan Bank	3.625%	7/1/11	10,300	10,306
[1]	Federal Home Loan Bank	5.375%	8/19/11	37,350	39,138
[1]	Federal Home Loan Bank	3.750%	9/9/11	2,800	2,810
[1]	Federal Home Loan Bank	3.625%	9/16/11	5,575	5,569
[1]	Federal Home Loan Bank	4.875%	11/18/11	30,550	31,656
[1]	Federal Home Loan Bank	5.750%	5/15/12	14,000	14,860
[1]	Federal Home Loan Bank	4.625%	10/10/12	40,000	40,946

[1]	Federal Home Loan Bank	4.500%	11/15/12	30,000	30,618
[1]	Federal Home Loan Bank	4.000%	9/6/13	20,000	19,768
[1]	Federal Home Loan Bank	4.500%	9/16/13	7,800	7,896

[1]	Federal Home Loan Bank	3.625%	10/18/13	4,675	4,539
[1]	Federal Home Loan Mortgage Corp.	5.000%	6/11/09	30,000	30,311
[1]	Federal Home Loan Mortgage Corp.	4.750%	11/3/09	25,000	25,557
[1]	Federal Home Loan Mortgage Corp.	4.125%	11/30/09	15,000	15,222
[1]	Federal Home Loan Mortgage Corp.	4.875%	2/9/10	40,000	40,989
[1]	Federal Home Loan Mortgage Corp.	2.875%	4/30/10	31,000	30,911
[1]	Federal Home Loan Mortgage Corp.	2.875%	6/28/10	14,875	14,825
[1]	Federal Home Loan Mortgage Corp.	4.125%	7/12/10	45,600	46,378
[1]	Federal Home Loan Mortgage Corp.	3.250%	7/16/10	15,125	15,164
[1]	Federal Home Loan Mortgage Corp.	5.125%	8/23/10	47,200	48,962
[1]	Federal Home Loan Mortgage Corp.	6.875%	9/15/10	25,000	26,767
[1]	Federal Home Loan Mortgage Corp.	5.000%	10/18/10	2,000	2,070
[1]	Federal Home Loan Mortgage Corp.	3.125%	10/25/10	4,000	4,004
[1]	Federal Home Loan Mortgage Corp.	4.750%	1/18/11	12,000	12,373
[1]	Federal Home Loan Mortgage Corp.	3.250%	2/25/11	28,500	28,415
[1]	Federal Home Loan Mortgage Corp.	5.625%	3/15/11	20,000	21,073
[1]	Federal Home Loan Mortgage Corp.	5.875%	3/21/11	4,000	4,149
[1]	Federal Home Loan Mortgage Corp.	5.125%	4/18/11	26,000	27,098
[1]	Federal Home Loan Mortgage Corp.	6.000%	6/15/11	12,500	13,319
[1]	Federal Home Loan Mortgage Corp.	3.875%	6/29/11	4,475	4,527
[1]	Federal Home Loan Mortgage Corp.	5.250%	7/18/11	22,500	23,570
[1]	Federal Home Loan Mortgage Corp.	4.500%	11/15/11	9,000	9,221
[1]	Federal Home Loan Mortgage Corp.	4.750%	3/5/12	25,000	25,845
[1]	Federal Home Loan Mortgage Corp.	5.125%	7/15/12	10,000	10,448
[1]	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	20,000	21,185
[1]	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	36,800	37,845
[1]	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	22,850	23,045
[1]	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	35,000	35,811
[1]	Federal Home Loan Mortgage Corp.	4.125%	9/27/13	10,000	10,072
[1]	Federal National Mortgage Assn.	7.250%	1/15/10	60,250	63,397
[1]	Federal National Mortgage Assn.	3.250%	2/10/10	9,275	9,298
[1]	Federal National Mortgage Assn.	3.875%	2/15/10	31,975	32,317
[1]	Federal National Mortgage Assn.	4.750%	3/12/10	35,575	36,430
[1]	Federal National Mortgage Assn.	2.500%	4/9/10	50,000	49,557
[1]	Federal National Mortgage Assn.	3.000%	7/12/10	6,675	6,666
[1]	Federal National Mortgage Assn.	4.375%	9/13/10	25,000	25,584
[1]	Federal National Mortgage Assn.	2.875%	10/12/10	8,500	8,468
[1]	Federal National Mortgage Assn.	6.625%	11/15/10	33,850	36,209
[1]	Federal National Mortgage Assn.	4.750%	12/15/10	10,750	11,097
[1]	Federal National Mortgage Assn.	4.500%	2/15/11	14,300	14,685
[1]	Federal National Mortgage Assn.	5.500%	3/15/11	5,000	5,251
[1]	Federal National Mortgage Assn.	5.125%	4/15/11	25,250	26,307
[1]	Federal National Mortgage Assn.	6.000%	5/15/11	71,300	75,836
[1]	Federal National Mortgage Assn.	3.375%	5/19/11	20,000	19,997
[1]	Federal National Mortgage Assn.	3.625%	8/15/11	8,000	8,042
[1]	Federal National Mortgage Assn.	5.000%	10/15/11	25,000	26,035
[1]	Federal National Mortgage Assn.	6.125%	3/15/12	25,100	27,040
[1]	Federal National Mortgage Assn.	4.875%	5/18/12	19,200	19,898
[1]	Federal National Mortgage Assn.	5.250%	8/1/12	4,300	4,305
[1]	Federal National Mortgage Assn.	4.750%	11/19/12	15,000	15,486
[1]	Federal National Mortgage Assn.	3.625%	2/12/13	39,650	39,179
[1]	Federal National Mortgage Assn.	4.750%	2/21/13	7,000	7,217

[1]	Federal National Mortgage Assn.	4.625%	5/1/13	10,550	10,329

[1]	Federal National Mortgage Assn.	3.875%	7/12/13	24,325	24,242
[1]	Federal National Mortgage Assn.	4.625%	10/15/13	15,000	15,387
[1]	Federal National Mortgage Assn.	4.125%	4/15/14	10,000	9,993
					1,882,648
Total U.S. Government and Agency Obligations (Cost $5,999,684)					6,074,557
Corporate Bonds (25.2%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
[2]	BA Covered Bond Issuer	5.500%	6/14/12	5,400	5,471
[3]	Countrywide Home Loans	4.813%	5/25/33	340	310
[3]	DaimlerChrysler Auto Trust	5.330%	8/8/10	1,916	1,911
[3]	Honda Auto Receivables Owner Trust	5.300%	7/21/10	3,331	3,328
[3]	Salomon Brothers Mortgage Securities VII	5.513%	9/25/33	2,576	2,457
[3]	USAA Auto Owner Trust	5.360%	2/15/11	3,451	3,453
					16,930
Finance (11.3%)
	Banking (5.4%)
[3]	Bank of America Capital Trust XIV	5.630%	12/31/49	2,150	1,140
	Bank of America Corp.	4.500%	8/1/10	7,600	7,502
	Bank of America Corp.	4.250%	10/1/10	10,500	10,157
	Bank of America Corp.	4.375%	12/1/10	3,075	2,960
	Bank of America Corp.	5.375%	8/15/11	6,050	5,895
	Bank of America Corp.	6.250%	4/15/12	2,875	2,814
	Bank of America Corp.	5.375%	9/11/12	2,175	2,060
	Bank of America Corp.	4.875%	9/15/12	3,000	2,790
	Bank of America Corp.	4.900%	5/1/13	8,350	7,833
	Bank of New York Mellon	4.950%	1/14/11	2,825	2,808
	Bank of New York Mellon	6.375%	4/1/12	1,000	1,007
	Bank of New York Mellon	4.950%	11/1/12	7,075	6,876
	Bank of New York Mellon	4.500%	4/1/13	2,200	2,090
	Bank of New York Mellon	5.125%	8/27/13	400	383
	Bank of Tokyo-Mitsubishi	8.400%	4/15/10	7,500	7,908
	Bank One Corp.	5.900%	11/15/11	1,500	1,464
	Barclays Bank PLC	5.450%	9/12/12	5,375	5,278
	BB&T Corp.	6.500%	8/1/11	4,050	4,001
	BB&T Corp.	4.750%	10/1/12	1,500	1,366
	Bear Stearns Co., Inc.	7.625%	12/7/09	1,000	1,032
	Bear Stearns Co., Inc.	4.550%	6/23/10	4,800	4,560
	Bear Stearns Co., Inc.	4.500%	10/28/10	9,000	8,896
	Bear Stearns Co., Inc.	5.350%	2/1/12	8,750	8,549
	Bear Stearns Co., Inc.	6.950%	8/10/12	1,500	1,501
	Charter One Bank N.A.	5.500%	4/26/11	1,850	1,893
	Citigroup, Inc.	4.125%	2/22/10	8,050	7,353
	Citigroup, Inc.	4.625%	8/3/10	7,275	6,520
	Citigroup, Inc.	6.500%	1/18/11	9,000	8,636
	Citigroup, Inc.	5.125%	2/14/11	4,075	3,746
	Citigroup, Inc.	5.100%	9/29/11	5,200	4,687
	Citigroup, Inc.	6.000%	2/21/12	5,700	5,220
	Citigroup, Inc.	5.250%	2/27/12	8,800	7,796
	Citigroup, Inc.	5.625%	8/27/12	3,500	3,125
	Citigroup, Inc.	5.300%	10/17/12	7,050	6,197

	Citigroup, Inc.	5.500%	4/11/13	11,625	10,050
	Citigroup, Inc.	6.500%	8/19/13	8,225	7,298
	Credit Suisse First Boston USA, Inc.	4.125%	1/15/10	2,025	2,006
	Credit Suisse First Boston USA, Inc.	4.875%	8/15/10	925	905
	Credit Suisse First Boston USA, Inc.	5.250%	3/2/11	4,150	4,105
	Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	8,400	8,235
	Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	21,050	20,997
	Credit Suisse First Boston USA, Inc.	5.500%	8/15/13	1,700	1,614
	Credit Suisse New York	5.000%	5/15/13	4,600	4,391
	Deutsche Bank AG London	5.375%	10/12/12	15,550	14,980
	Deutsche Bank AG London	4.875%	5/20/13	9,375	8,826
	Fifth Third Bancorp.	4.200%	2/23/10	1,000	510
	Fifth Third Bancorp.	6.250%	5/1/13	2,825	1,836
	FirstStar Bank	7.125%	12/1/09	2,000	2,037
	Golden West Financial Corp.	4.750%	10/1/12	3,575	2,860
	HSBC Holdings PLC	5.250%	12/12/12	6,500	6,038
[2]	ICICI Bank Ltd.	6.625%	10/3/12	4,775	4,588
	JPMorgan Chase & Co.	6.750%	2/1/11	8,850	8,813
	JPMorgan Chase & Co.	5.600%	6/1/11	12,300	12,244
	JPMorgan Chase & Co.	4.850%	6/16/11	2,300	2,233
	JPMorgan Chase & Co.	6.625%	3/15/12	3,725	3,741
	JPMorgan Chase & Co.	5.375%	10/1/12	17,225	16,189
	JPMorgan Chase & Co.	5.750%	1/2/13	1,900	1,785
	JPMorgan Chase & Co.	4.750%	5/1/13	5,325	5,076
	JPMorgan Chase & Co.	5.250%	5/1/15	2,000	1,820
	KeyBank NA	7.000%	2/1/11	975	901
	KeyBank NA	5.500%	9/17/12	1,025	839
	KeyCorp	6.500%	5/14/13	2,975	2,167
	Marshall & Ilsley Bank	6.375%	9/1/11	1,500	1,389
	Marshall & Ilsley Bank	5.250%	9/4/12	1,850	1,607
	MBNA America Bank NA	6.625%	6/15/12	1,000	968
	MBNA Corp.	7.500%	3/15/12	2,400	2,478
	MBNA Corp.	6.125%	3/1/13	675	667
[3]	Mellon Capital IV	6.244%	6/29/49	1,750	980
	Mellon Financial Co.	6.375%	2/15/10	1,000	1,006
	National Australia Bank	8.600%	5/19/10	2,000	2,104
	National City Bank	4.500%	3/15/10	600	285
	National City Bank	6.250%	3/15/11	1,500	600
	National City Bank	4.625%	5/1/13	1,525	686
[3]	National City Preferred Capital Trust I	12.000%	12/31/49	2,225	957
	National Westminster Bank PLC	7.375%	10/1/09	4,000	3,994
[2]	Nationwide Building Society	5.500%	7/18/12	2,700	2,780
	Northern Trust Co.	5.500%	8/15/13	1,875	1,914
	Paribas NY	6.950%	7/22/13	775	848
	PNC Funding Corp.	7.500%	11/1/09	1,875	1,895
	PNC Funding Corp.	5.125%	12/14/10	2,950	2,926
	Regions Financial Corp.	4.375%	12/1/10	500	461
	Regions Financial Corp.	7.000%	3/1/11	1,500	1,392
	Regions Financial Corp.	6.375%	5/15/12	7,225	6,358
	Royal Bank of Canada	4.125%	1/26/10	5,400	5,337
	Royal Bank of Scotland Group PLC	6.375%	2/1/11	1,500	1,514
	Santander Central Hispano Issuances Ltd.	7.625%	11/3/09	5,000	5,034

	Santander Central Hispano Issuances Ltd.	7.625%	9/14/10	1,650	1,688
	Sanwa Bank Ltd.	7.400%	6/15/11	3,825	4,077
	Sovereign Bancorp, Inc.	4.800%	9/1/10	2,600	2,210
	Sovereign Bank	5.125%	3/15/13	1,600	928
[3]	State Street Capital Trust	8.250%	12/29/49	2,500	2,438
	SunTrust Banks, Inc.	6.375%	4/1/11	4,500	4,443
	SunTrust Banks, Inc.	5.250%	11/5/12	1,575	1,431
[3]	SunTrust Preferred Capital I	5.853%	12/31/49	2,125	1,275
	UFJ Finance Aruba AEC	6.750%	7/15/13	5,550	5,787
[2,3]	Unicredit Luxembourg Finance	5.584%	1/13/17	500	486
	US Bank NA	6.375%	8/1/11	8,700	8,902
[3]	USB Capital IX	6.189%	4/15/49	2,050	1,025
[3,4]	Wachovia Capital Trust III	5.800%	3/15/42	5,950	2,499
	Wachovia Corp.	4.375%	6/1/10	6,825	5,801
	Wachovia Corp.	7.800%	8/18/10	2,000	1,680
	Wachovia Corp.	5.300%	10/15/11	8,975	7,629
	Wachovia Corp.	5.500%	5/1/13	5,325	4,433
	Wells Fargo & Co.	4.200%	1/15/10	19,050	19,058
	Wells Fargo & Co.	4.875%	1/12/11	4,325	4,256
	Wells Fargo & Co.	6.375%	8/1/11	1,500	1,529
	Wells Fargo & Co.	5.300%	8/26/11	5,125	5,080
	Wells Fargo & Co.	5.250%	10/23/12	10,075	9,749
	Wells Fargo & Co.	4.375%	1/31/13	11,000	10,377
[3]	Wells Fargo Capital XIII	7.700%	12/29/49	5,925	5,333
[3]	Wells Fargo Capital XV	9.750%	12/29/49	4,125	4,022
	World Savings Bank, FSB	4.125%	12/15/09	1,150	1,035

	Brokerage (1.4%)
	Ameriprise Financial Inc.	5.350%	11/15/10	2,150	2,136
	Amvescap PLC	5.375%	2/27/13	975	918
[3]	Goldman Sachs Capital II	5.793%	12/29/49	6,250	2,625
	Goldman Sachs Group, Inc.	7.350%	10/1/09	1,500	1,425
	Goldman Sachs Group, Inc.	4.500%	6/15/10	5,915	5,427
	Goldman Sachs Group, Inc.	6.875%	1/15/11	5,325	5,085
	Goldman Sachs Group, Inc.	6.600%	1/15/12	20,275	18,900
	Goldman Sachs Group, Inc.	5.300%	2/14/12	5,500	4,881
	Goldman Sachs Group, Inc.	5.450%	11/1/12	3,050	2,715
	Goldman Sachs Group, Inc.	5.250%	4/1/13	1,575	1,323
	Goldman Sachs Group, Inc.	4.750%	7/15/13	5,175	4,347
	Goldman Sachs Group, Inc.	5.250%	10/15/13	3,775	3,171
	Janus Capital Group	5.875%	9/15/11	850	812
[5]	Lehman Brothers Capital Trust VII	5.857%	11/29/49	5,000	—
[5]	Lehman Brothers Holdings, Inc.	5.250%	2/6/12	3,250	414
[5]	Lehman Brothers Holdings, Inc.	6.000%	7/19/12	2,225	278
[5]	Lehman Brothers Holdings, Inc.	5.750%	5/17/13	2,300	288
	Merrill Lynch & Co., Inc.	4.125%	9/10/09	2,750	2,564
	Merrill Lynch & Co., Inc.	4.250%	2/8/10	6,750	5,751
	Merrill Lynch & Co., Inc.	4.500%	11/4/10	3,500	3,193
	Merrill Lynch & Co., Inc.	5.770%	7/25/11	1,175	1,077
	Merrill Lynch & Co., Inc.	6.050%	8/15/12	8,175	7,286
	Merrill Lynch & Co., Inc.	5.450%	2/5/13	4,225	3,705
	Merrill Lynch & Co., Inc.	6.150%	4/25/13	5,350	4,723

Morgan Stanley Dean Witter	4.000%	1/15/10	1,850	1,526
Morgan Stanley Dean Witter	4.250%	5/15/10	7,550	6,134

	Morgan Stanley Dean Witter	5.050%	1/21/11	1,350	972
	Morgan Stanley Dean Witter	6.750%	4/15/11	8,150	5,950
	Morgan Stanley Dean Witter	5.625%	1/9/12	4,950	3,366
	Morgan Stanley Dean Witter	6.600%	4/1/12	6,415	4,362
	Morgan Stanley Dean Witter	5.750%	8/31/12	5,800	4,002
	Morgan Stanley Dean Witter	5.250%	11/2/12	11,025	7,607
	Morgan Stanley Dean Witter	5.300%	3/1/13	7,800	4,953

	Finance Companies (2.9%)
	Allied Capital Corp.	6.000%	4/1/12	1,150	1,067
	American Express Bank, FSB	5.550%	10/17/12	12,050	11,057
	American Express Bank, FSB	5.500%	4/16/13	2,000	1,883
	American Express Centurion Bank	5.200%	11/26/10	2,150	2,119
	American Express Centurion Bank	5.550%	10/17/12	550	503
	American Express Credit Corp.	5.875%	5/2/13	4,600	4,217
	American Express Credit Corp.	7.300%	8/20/13	5,200	4,988
[2]	American Express Travel	5.250%	11/21/11	2,325	2,248
	American General Finance Corp.	3.875%	10/1/09	6,450	4,579
	American General Finance Corp.	4.625%	9/1/10	1,000	625
	American General Finance Corp.	5.625%	8/17/11	2,100	1,134
	American General Finance Corp.	4.875%	7/15/12	1,125	518
	American General Finance Corp.	5.375%	10/1/12	625	256
	American General Finance Corp.	5.850%	6/1/13	5,325	2,449
	Block Financial LLC	7.875%	1/15/13	800	849
	Capital One Bank	5.750%	9/15/10	1,975	1,723
	Capital One Financial Corp.	5.700%	9/15/11	4,750	4,027
	Capital One Financial Corp.	4.800%	2/21/12	50	45
	Capmark Financial Group	5.875%	5/10/12	1,800	900
	CIT Group Funding Co. of Canada	4.650%	7/1/10	2,350	1,551
	CIT Group Funding Co. of Canada	5.600%	11/2/11	375	225
	CIT Group, Inc.	4.250%	2/1/10	4,325	3,114
	CIT Group, Inc.	5.200%	11/3/10	4,025	2,455
	CIT Group, Inc.	4.750%	12/15/10	6,275	4,016
	CIT Group, Inc.	5.600%	4/27/11	2,825	1,808
	CIT Group, Inc.	5.800%	7/28/11	750	458
	CIT Group, Inc.	5.400%	2/13/12	1,000	580
	CIT Group, Inc.	7.625%	11/30/12	3,025	1,800
	Countrywide Financial Corp.	5.800%	6/7/12	3,850	3,253
	Countrywide Home Loan	4.125%	9/15/09	9,925	8,932
	Countrywide Home Loan	4.000%	3/22/11	1,600	1,392
	General Electric Capital Corp.	5.250%	10/27/09	2,625	2,591
	General Electric Capital Corp.	4.250%	9/13/10	4,575	4,444
	General Electric Capital Corp.	4.875%	10/21/10	6,900	6,716
	General Electric Capital Corp.	5.000%	12/1/10	2,275	2,214
	General Electric Capital Corp.	6.125%	2/22/11	24,750	24,289
	General Electric Capital Corp.	5.500%	4/28/11	1,150	1,109
	General Electric Capital Corp.	5.875%	2/15/12	18,060	17,494
	General Electric Capital Corp.	4.375%	3/3/12	2,325	2,160
	General Electric Capital Corp.	6.000%	6/15/12	12,725	12,222
	General Electric Capital Corp.	5.250%	10/19/12	17,575	16,459
	General Electric Capital Corp.	5.450%	1/15/13	6,975	6,475
	General Electric Capital Corp.	4.800%	5/1/13	11,000	9,972

Heller Financial, Inc.	7.375%	11/1/09	3,200	3,216

	HSBC Finance Corp.	4.125%	11/16/09	9,075	8,861
	HSBC Finance Corp.	4.625%	9/15/10	4,675	4,517
	HSBC Finance Corp.	5.250%	1/14/11	5,425	5,246
	HSBC Finance Corp.	5.700%	6/1/11	10,925	10,500
	HSBC Finance Corp.	6.375%	10/15/11	3,000	2,876
	HSBC Finance Corp.	7.000%	5/15/12	4,400	4,291
	HSBC Finance Corp.	5.900%	6/19/12	1,400	1,331
	HSBC Finance Corp.	6.375%	11/27/12	3,650	3,577
	HSBC Finance Corp.	4.750%	7/15/13	4,000	3,616
	International Lease Finance Corp.	4.875%	9/1/10	1,200	924
	International Lease Finance Corp.	5.125%	11/1/10	2,100	1,617
	International Lease Finance Corp.	4.950%	2/1/11	2,300	1,702
	International Lease Finance Corp.	5.450%	3/24/11	975	722
	International Lease Finance Corp.	5.750%	6/15/11	7,450	5,513
	International Lease Finance Corp.	5.300%	5/1/12	5,375	3,870
	International Lease Finance Corp.	5.000%	9/15/12	2,900	1,943
	International Lease Finance Corp.	6.375%	3/25/13	4,075	2,852
	iStar Financial Inc.	6.000%	12/15/10	1,500	893
	iStar Financial Inc.	5.800%	3/15/11	2,100	1,302
	iStar Financial Inc.	5.650%	9/15/11	2,175	1,120
	iStar Financial Inc.	8.625%	6/1/13	2,500	1,437
	PHH Corp.	7.125%	3/1/13	900	843
	SLM Corp.	4.500%	7/26/10	3,550	2,847
	SLM Corp.	5.400%	10/25/11	3,700	2,774
	SLM Corp.	5.125%	8/27/12	2,500	1,724
	SLM Corp.	5.375%	1/15/13	1,500	1,080

	Insurance (1.1%)
	Aetna, Inc.	7.875%	3/1/11	1,675	1,751
	Aetna, Inc.	5.750%	6/15/11	1,575	1,602
	Allstate Corp.	7.200%	12/1/09	2,500	2,521
	Allstate Corp.	6.125%	2/15/12	1,450	1,458
	Allstate Life Global Funding	5.375%	4/30/13	4,175	4,042
	American International Group, Inc.	4.700%	10/1/10	2,100	1,386
	American International Group, Inc.	5.375%	10/18/11	800	488
	American International Group, Inc.	4.950%	3/20/12	1,475	819
	American International Group, Inc.	4.250%	5/15/13	3,600	1,908
	AXA Financial, Inc.	7.750%	8/1/10	2,276	2,327
	Berkshire Hathaway Finance Corp.	4.125%	1/15/10	12,300	12,413
	Berkshire Hathaway Finance Corp.	4.200%	12/15/10	1,000	1,012
	Berkshire Hathaway Finance Corp.	4.750%	5/15/12	3,700	3,690
[2]	Berkshire Hathaway Finance Corp.	4.600%	5/15/13	2,925	2,886
[2]	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	2,075	2,075
	CNA Financial Corp.	6.000%	8/15/11	2,150	2,172
	Fund American Cos., Inc.	5.875%	5/15/13	1,825	1,427
	Genworth Financial, Inc.	5.125%	3/15/11	1,600	1,510
	Genworth Financial, Inc.	5.650%	6/15/12	2,500	2,125
	Hartford Financial Services Group, Inc.	5.250%	10/15/11	4,025	3,744
	ING Capital Funding Trust III	8.439%	12/31/10	4,000	3,731
	ING USA Global	4.500%	10/1/10	3,600	3,608
	Lincoln National Corp.	6.200%	12/15/11	1,000	999
	Lincoln National Corp.	5.650%	8/27/12	225	224

Marsh & McLennan Cos., Inc.	5.150%	9/15/10	50	51

Marsh & McLennan Cos., Inc.	6.250%	3/15/12	1,900	1,958
MetLife, Inc.	5.375%	12/15/12	2,850	2,725
Principal Life Income Funding	5.125%	3/1/11	775	779
Principal Life Income Funding	5.300%	12/14/12	1,900	1,898
Principal Life Income Funding	5.300%	4/24/13	2,100	2,103
Progressive Corp.	6.375%	1/15/12	500	513
Protective Life Secured Trust	4.850%	8/16/10	1,700	1,735
Prudential Financial, Inc.	5.100%	12/14/11	1,200	1,154
Prudential Financial, Inc.	5.800%	6/15/12	1,275	1,249
Prudential Financial, Inc.	5.150%	1/15/13	2,150	2,048
Safeco Corp.	4.875%	2/1/10	2,500	2,500
Travelers Cos. Inc.	5.375%	6/15/12	700	689
Travelers Property Casualty Corp.	5.000%	3/15/13	2,500	2,479
UnitedHealth Group, Inc.	5.250%	3/15/11	4,525	4,386
UnitedHealth Group, Inc.	5.500%	11/15/12	575	543
UnitedHealth Group, Inc.	4.875%	2/15/13	1,625	1,516
UnitedHealth Group, Inc.	4.875%	4/1/13	1,625	1,513
WellPoint Inc.	4.250%	12/15/09	900	901
WellPoint Inc.	5.000%	1/15/11	1,950	1,939
WellPoint Inc.	6.375%	1/15/12	1,650	1,666
WellPoint Inc.	6.800%	8/1/12	1,150	1,194
Willis North America Inc.	5.125%	7/15/10	900	896
XL Capital Ltd.	6.500%	1/15/12	2,575	2,542

Other Finance (0.1%)
Chicago Mercantile Exchange Group Inc.	5.400%	8/1/13	2,400	2,423
Orix Corp.	5.480%	11/22/11	2,650	2,516

Real Estate Investment Trusts (0.4%)
AMB Property LP	6.300%	6/1/13	475	467
AvalonBay Communities, Inc.	5.500%	1/15/12	2,000	1,861
Boston Properties, Inc.	6.250%	1/15/13	2,100	2,097
Brandywine Operating Partnership	4.500%	11/1/09	1,500	1,462
Brandywine Operating Partnership	5.750%	4/1/12	2,750	2,571
Developers Diversified Realty Corp.	5.250%	4/15/11	1,500	1,407
Duke Realty LP	5.625%	8/15/11	575	516
ERP Operating LP	6.625%	3/15/12	1,350	1,321
ERP Operating LP	5.500%	10/1/12	2,000	1,875
Health Care Property Investors, Inc.	5.950%	9/15/11	625	594
Health Care Property Investors, Inc.	6.450%	6/25/12	750	716
Nationwide Health Properties, Inc.	6.250%	2/1/13	1,850	1,842
ProLogis	5.250%	11/15/10	4,475	4,247
ProLogis	5.500%	4/1/12	965	916
Regency Centers LP	6.750%	1/15/12	1,650	1,651
Simon Property Group Inc.	4.600%	6/15/10	175	167
Simon Property Group Inc.	4.875%	8/15/10	2,975	2,869
Simon Property Group Inc.	5.600%	9/1/11	1,250	1,175
Simon Property Group Inc.	5.000%	3/1/12	5,900	5,543
Simon Property Group Inc.	5.300%	5/30/13	2,925	2,710
Vornado Realty	5.600%	2/15/11	1,100	1,007
				1,003,352

Industrial (11.8%)

	Basic Industry (0.9%)
	Alcan, Inc.	6.450%	3/15/11	3,150	3,251
	Alcan, Inc.	4.500%	5/15/13	775	751
	Alcoa, Inc.	6.000%	1/15/12	4,275	4,294
	Alcoa, Inc.	5.375%	1/15/13	650	625
	Alcoa, Inc.	6.000%	7/15/13	1,225	1,204
[2]	ArcelorMittal	5.375%	6/1/13	5,050	4,857
	Barrick Gold Finance Inc.	6.125%	9/15/13	3,100	3,041
	BHP Billiton Finance Ltd.	5.000%	12/15/10	1,000	1,011
	BHP Billiton Finance Ltd.	5.125%	3/29/12	475	468
	BHP Finance USA Ltd.	4.800%	4/15/13	3,000	2,960
	Celulosa Arauco Constitution SA	8.625%	8/15/10	3,500	3,719
	Dow Chemical Co.	6.125%	2/1/11	2,725	2,837
	Dow Chemical Co.	6.000%	10/1/12	3,000	3,056
	E.I. du Pont de Nemours & Co.	6.875%	10/15/09	3,500	3,623
	E.I. du Pont de Nemours & Co.	4.125%	4/30/10	1,175	1,170
	E.I. du Pont de Nemours & Co.	5.000%	1/15/13	5,500	5,534
	E.I. du Pont de Nemours & Co.	4.125%	3/6/13	1,000	947
	E.I. du Pont de Nemours & Co.	5.000%	7/15/13	4,100	4,053
	Falconbridge Ltd.	7.350%	6/5/12	1,000	1,016
	International Paper Co.	4.000%	4/1/10	2,000	1,961
	Monsanto Co.	7.375%	8/15/12	1,200	1,293
	Noranda, Inc.	7.250%	7/15/12	1,500	1,521
	Nucor Corp.	5.000%	12/1/12	925	938
	Nucor Corp.	5.000%	6/1/13	1,200	1,184
	Potash Corp. of Saskatchewan	7.750%	5/31/11	3,325	3,573
	PPG Industries, Inc.	5.750%	3/15/13	1,875	1,876
	Praxair, Inc.	6.375%	4/1/12	1,250	1,307
	Praxair, Inc.	3.950%	6/1/13	825	800
	Rio Tinto Finance USA Ltd.	5.875%	7/15/13	5,450	5,326
	US Steel Corp.	5.650%	6/1/13	800	716
	Weyerhaeuser Co.	6.750%	3/15/12	6,300	6,237

	Capital Goods (1.5%)
	3M Co.	4.375%	8/15/13	2,000	2,001
	Bemis Co. Inc.	4.875%	4/1/12	1,600	1,585
	Boeing Capital Corp.	6.100%	3/1/11	4,850	5,055
	Boeing Capital Corp.	6.500%	2/15/12	4,700	4,941
	Boeing Capital Corp.	5.800%	1/15/13	2,750	2,841
	Caterpillar Financial Services Corp.	4.150%	1/15/10	2,900	2,876
	Caterpillar Financial Services Corp.	4.300%	6/1/10	8,975	8,864
	Caterpillar Financial Services Corp.	4.250%	2/8/13	700	658
	Caterpillar Financial Services Corp.	6.200%	9/30/13	2,150	2,152
	CRH America Inc.	5.625%	9/30/11	2,500	2,459
	CRH America Inc.	6.950%	3/15/12	2,000	2,002
	Emerson Electric Co.	7.125%	8/15/10	500	534
	Emerson Electric Co.	4.625%	10/15/12	3,200	3,235
	General Dynamics Corp.	4.500%	8/15/10	875	895
	General Dynamics Corp.	4.250%	5/15/13	3,800	3,826
	General Electric Co.	5.000%	2/1/13	16,000	15,006
	Hanson PLC	7.875%	9/27/10	2,000	2,132
	Hanson PLC	5.250%	3/15/13	2,900	2,769

Honeywell International, Inc.	7.500%	3/1/10	1,000	1,049
Honeywell International, Inc.	6.125%	11/1/11	2,000	2,098

Honeywell International, Inc.	5.625%	8/1/12	775	793
Honeywell International, Inc.	4.250%	3/1/13	2,050	2,018
Ingersoll-Rand GL Holding Company	6.000%	8/15/13	1,800	1,821
John Deere Capital Corp	4.950%	12/17/12	2,300	2,260
John Deere Capital Corp.	5.400%	10/17/11	1,325	1,335
John Deere Capital Corp.	7.000%	3/15/12	14,450	15,167
Lafarge SA	6.150%	7/15/11	3,175	3,221
Lockheed Martin Corp.	4.121%	3/14/13	2,000	1,926
Masco Corp.	5.875%	7/15/12	2,500	2,368
Minnesota Mining & Manufacturing Corp.	5.125%	11/6/09	575	582
Mohawk Industries Inc.	5.750%	1/15/11	3,000	2,871
Northrop Grumman Corp.	7.125%	2/15/11	4,250	4,507
Raytheon Co.	4.850%	1/15/11	2,000	2,008
Raytheon Co.	5.375%	4/1/13	725	755
Republic Services, Inc.	6.750%	8/15/11	1,000	1,025
Roper Industries Inc.	6.625%	8/15/13	1,650	1,673
Textron Financial Corp.	6.000%	11/20/09	800	804
Textron Financial Corp.	4.600%	5/3/10	2,300	2,254
Textron Financial Corp.	5.125%	11/1/10	2,275	2,231
Textron Financial Corp.	5.400%	4/28/13	1,350	1,258
Textron, Inc.	6.500%	6/1/12	2,100	2,178
Tyco International Group SA	6.125%	11/1/08	1,100	1,102
Tyco International Group SA	6.125%	1/15/09	2,500	2,504
Tyco International Group SA	6.750%	2/15/11	1,950	1,985
Tyco International Group SA	6.375%	10/15/11	2,000	2,019
United Technologies Corp.	4.375%	5/1/10	2,625	2,657
United Technologies Corp.	7.125%	11/15/10	2,000	2,172
United Technologies Corp.	6.350%	3/1/11	1,225	1,283
United Technologies Corp.	6.100%	5/15/12	1,000	1,034
Vulcan Materials Co.	6.300%	6/15/13	1,250	1,261

Communication (2.9%)
AT&T Inc.	4.125%	9/15/09	5,150	5,062
AT&T Inc.	5.300%	11/15/10	2,400	2,444
AT&T Inc.	6.250%	3/15/11	14,075	14,351
AT&T Inc.	7.300%	11/15/11	8,925	9,396
AT&T Inc.	5.875%	2/1/12	4,725	4,759
AT&T Inc.	5.875%	8/15/12	1,825	1,846
AT&T Inc.	4.950%	1/15/13	5,000	4,825
AT&T Wireless	7.875%	3/1/11	12,250	12,959
AT&T Wireless	8.125%	5/1/12	3,900	4,233
British Telecommunications PLC	8.625%	12/15/10	7,325	7,678
British Telecommunications PLC	5.150%	1/15/13	2,000	1,870
CBS Corp.	7.700%	7/30/10	2,475	2,521
CBS Corp.	6.625%	5/15/11	2,000	1,939
CBS Corp.	5.625%	8/15/12	2,225	2,169
CenturyTel, Inc.	7.875%	8/15/12	1,000	998
Cingular Wireless LLC	6.500%	12/15/11	1,000	1,009
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	5,800	6,059
Comcast Cable Communications, Inc.	6.750%	1/30/11	16,750	17,169
Comcast Corp.	5.850%	1/15/10	75	77

Comcast Corp.	5.500%	3/15/11	2,275	2,253

	Cox Communications, Inc.	4.625%	1/15/10	4,850	4,737
	Cox Communications, Inc.	6.750%	3/15/11	2,175	2,231
	Cox Communications, Inc.	7.125%	10/1/12	2,950	3,042
	Deutsche Telekom International Finance	8.500%	6/15/10	9,375	9,744
	Deutsche Telekom International Finance	5.250%	7/22/13	4,500	4,337
	Deutsche Telekom International Finance	5.875%	8/20/13	1,025	1,014
	Embarq Corp.	6.738%	6/1/13	3,000	2,649
	France Telecom	7.750%	3/1/11	13,325	13,876
	Gannett Co., Inc.	6.375%	4/1/12	1,175	1,117
	Koninklijke KPN NV	8.000%	10/1/10	2,000	2,125
	McGraw-Hill Cos. Inc.	5.375%	11/15/12	2,075	2,071
	News America Holdings, Inc.	9.250%	2/1/13	2,825	3,028
	Qwest Communications International Inc.	7.875%	9/1/11	2,375	2,280
	Qwest Communications International Inc.	8.875%	3/15/12	3,875	3,764
	R.R. Donnelley & Sons Co.	4.950%	5/15/10	900	899
	R.R. Donnelley & Sons Co.	5.625%	1/15/12	600	574
	Rogers Communications Inc.	7.250%	12/15/12	3,500	3,579
	Telecom Italia Capital	4.000%	1/15/10	3,605	3,531
	Telecom Italia Capital	4.875%	10/1/10	1,000	985
	Telecom Italia Capital	6.200%	7/18/11	700	691
	Telefonica Emisiones SAU	5.984%	6/20/11	5,300	5,385
	Telefonica Emisiones SAU	5.855%	2/4/13	3,000	2,957
	Telefonica Europe BV	7.750%	9/15/10	5,000	5,165
	Telefonos de Mexico SA	4.750%	1/27/10	4,650	4,638
	Telus Corp.	8.000%	6/1/11	5,000	5,399
	Thomson Corp.	6.200%	1/5/12	1,500	1,532
	Thomson Reuters Corp.	5.950%	7/15/13	3,925	3,927
	Time Warner Cable Inc.	5.400%	7/2/12	7,300	7,019
	Time Warner Cable Inc.	6.200%	7/1/13	4,250	4,235
	Time Warner Entertainment	8.875%	10/1/12	1,000	1,072
	Verizon Communications Corp.	5.350%	2/15/11	3,800	3,752
	Verizon Communications Corp.	4.350%	2/15/13	2,950	2,773
	Verizon Communications Corp.	5.250%	4/15/13	2,875	2,798
	Verizon Florida, Inc.	6.125%	1/15/13	1,500	1,461
	Verizon Global Funding Corp.	7.250%	12/1/10	6,400	6,660
	Verizon Global Funding Corp.	6.875%	6/15/12	2,500	2,552
	Verizon Global Funding Corp.	7.375%	9/1/12	1,000	1,039
	Verizon Global Funding Corp.	4.375%	6/1/13	250	231
	Verizon New England, Inc.	6.500%	9/15/11	2,500	2,488
	Verizon New Jersey, Inc.	5.875%	1/17/12	2,000	1,991
	Verizon New York, Inc.	6.875%	4/1/12	2,000	1,990
	Verizon Pennsylvania, Inc.	5.650%	11/15/11	2,000	1,984
	Verizon Virginia, Inc.	4.625%	3/15/13	3,600	3,299
	Vodafone AirTouch PLC	7.750%	2/15/10	6,235	6,381
	Vodafone Group PLC	5.500%	6/15/11	850	846
	Vodafone Group PLC	5.350%	2/27/12	8,175	8,030

	Consumer Cyclical (1.8%)
[2]	Best Buy Co.	6.750%	7/15/13	1,750	1,780
	Costco Wholesale Corp.	5.300%	3/15/12	4,200	4,294
	CVS Caremark Corp.	5.750%	8/15/11	1,800	1,827
[3]	CVS Caremark Corp.	6.302%	6/1/37	2,500	2,044

DaimlerChrysler North America Holding Corp.	7.200%	9/1/09	6,100	6,111

DaimlerChrysler North America Holding Corp.	4.875%	6/15/10	2,200	2,135
DaimlerChrysler North America Holding Corp.	8.000%	6/15/10	1,175	1,196
DaimlerChrysler North America Holding Corp.	5.875%	3/15/11	6,350	6,265
DaimlerChrysler North America Holding Corp.	5.750%	9/8/11	10,300	10,008
DaimlerChrysler North America Holding Corp.	7.300%	1/15/12	3,475	3,476
Darden Restaurants Inc.	5.625%	10/15/12	1,300	1,252
Federated Retail Holding	5.350%	3/15/12	6,100	5,455
Home Depot Inc.	4.625%	8/15/10	3,425	3,347
Home Depot Inc.	5.200%	3/1/11	1,325	1,296
J.C. Penney Co., Inc.	8.000%	3/1/10	3,000	3,093
Johnson Controls, Inc.	5.250%	1/15/11	1,975	2,032
Limited Brands Inc.	6.125%	12/1/12	800	755
Lowe's Cos., Inc.	8.250%	6/1/10	2,000	2,143
Lowe's Cos., Inc.	5.600%	9/15/12	3,200	3,276
Marriott International	4.625%	6/15/12	1,175	1,084
Marriott International	5.625%	2/15/13	1,425	1,346
McDonald's Corp.	5.750%	3/1/12	1,800	1,886
McDonald's Corp.	4.300%	3/1/13	2,000	1,957
Starwood Hotel Resorts	7.875%	5/1/12	2,500	2,453
Starwood Hotel Resorts	6.250%	2/15/13	1,900	1,789
Target Corp.	7.500%	8/15/10	3,000	3,203
Target Corp.	6.350%	1/15/11	4,900	5,047
Target Corp.	5.125%	1/15/13	1,075	1,078
Target Corp.	4.000%	6/15/13	825	795
The Walt Disney Co.	5.700%	7/15/11	2,900	2,955
The Walt Disney Co.	6.375%	3/1/12	1,500	1,595
The Walt Disney Co.	4.700%	12/1/12	7,200	7,302
Time Warner, Inc.	6.750%	4/15/11	1,750	1,763
Time Warner, Inc.	5.500%	11/15/11	7,150	6,956
Time Warner, Inc.	6.875%	5/1/12	5,075	5,110
Toll Brothers, Inc.	6.875%	11/15/12	750	717
Toyota Motor Credit Corp.	4.250%	3/15/10	3,575	3,621
Toyota Motor Credit Corp.	4.350%	12/15/10	2,300	2,320
Toyota Motor Credit Corp.	5.450%	5/18/11	3,000	3,101
Viacom Inc.	5.750%	4/30/11	2,925	2,843
Wal-Mart Stores, Inc.	4.000%	1/15/10	1,600	1,615
Wal-Mart Stores, Inc.	4.125%	7/1/10	5,975	6,014
Wal-Mart Stores, Inc.	4.750%	8/15/10	2,175	2,247
Wal-Mart Stores, Inc.	4.125%	2/15/11	6,475	6,507
Wal-Mart Stores, Inc.	4.250%	4/15/13	2,400	2,367
Wal-Mart Stores, Inc.	4.550%	5/1/13	3,050	3,016
Wal-Mart Stores, Inc.	7.250%	6/1/13	2,300	2,580
Walgreen Co.	4.875%	8/1/13	4,200	4,216
Western Union Co.	5.400%	11/17/11	1,925	1,933
Yum! Brands, Inc.	8.875%	4/15/11	6,000	6,401
Yum! Brands, Inc.	7.700%	7/1/12	1,600	1,672

Consumer Noncyclical (2.3%)
Abbott Laboratories	3.750%	3/15/11	2,275	2,286
Abbott Laboratories	5.600%	5/15/11	6,825	7,026
Abbott Laboratories	5.150%	11/30/12	3,325	3,416
AmerisourceBergen Corp.	5.625%	9/15/12	1,225	1,181

Amgen Inc.	4.000%	11/18/09	3,150	3,176

	Anheuser Busch Cos., Inc.	4.700%	4/15/12	1,500	1,371
	Anheuser-Busch Cos., Inc.	6.000%	4/15/11	800	806
	Anheuser-Busch Cos., Inc.	4.375%	1/15/13	1,500	1,386
	AstraZeneca PLC	5.400%	9/15/12	9,375	9,530
	Baxter Finco, BV	4.750%	10/15/10	500	515
	Biogen Idec Inc.	6.000%	3/1/13	2,700	2,692
	Bottling Group LLC	4.625%	11/15/12	4,500	4,488
	Bristol-Myers Squibb Co.	5.250%	8/15/13	1,675	1,702
	Campbell Soup Co.	6.750%	2/15/11	1,000	1,071
	Cardinal Health, Inc.	6.750%	2/15/11	425	431
	Cardinal Health, Inc.	5.650%	6/15/12	375	377
	Cia. Brasil de Bebidas AmBev	10.500%	12/15/11	1,300	1,433
	Clorox Co.	4.200%	1/15/10	2,650	2,649
	Coca-Cola Enterprises Inc.	5.000%	8/15/13	2,300	2,347
	Colgate-Palmolive Co.	5.980%	4/25/12	1,250	1,276
	ConAgra Foods, Inc.	7.875%	9/15/10	1,000	1,063
	ConAgra Foods, Inc.	6.750%	9/15/11	387	402
	Covidien International	5.450%	10/15/12	2,425	2,384
	Diageo Capital PLC	4.375%	5/3/10	500	498
	Diageo Capital PLC	5.200%	1/30/13	5,036	5,115
	Diageo Finance BV	3.875%	4/1/11	3,500	3,469
[2]	Dr. Pepper Snapple Group	6.120%	5/1/13	325	326
	Eli Lilly & Co.	6.000%	3/15/12	5,375	5,661
	Fortune Brands Inc.	5.125%	1/15/11	3,150	3,102
	Genentech Inc.	4.400%	7/15/10	850	862
	General Mills, Inc.	6.000%	2/15/12	4,675	4,752
	General Mills, Inc.	5.650%	9/10/12	3,050	3,134
	General Mills, Inc.	5.250%	8/15/13	1,625	1,616
	GlaxoSmithKline Capital Inc.	4.850%	5/15/13	9,250	9,043
	H.J. Heinz Co.	6.625%	7/15/11	2,500	2,613
	H.J. Heinz Co.	6.000%	3/15/12	1,500	1,538
	H.J. Heinz Co.	5.350%	7/15/13	1,300	1,295
	Johnson & Johnson	5.150%	8/15/12	2,075	2,204
	Johnson & Johnson	3.800%	5/15/13	1,525	1,502
	Kellogg Co.	6.600%	4/1/11	5,850	6,090
	Kellogg Co.	4.250%	3/6/13	4,175	4,068
	Kimberly-Clark Corp.	5.625%	2/15/12	2,075	2,111
	Kraft Foods, Inc.	4.125%	11/12/09	3,200	3,130
	Kraft Foods, Inc.	5.625%	11/1/11	4,750	4,749
	Kraft Foods, Inc.	6.250%	6/1/12	7,250	7,377
	Kroger Co.	8.050%	2/1/10	1,700	1,755
	Kroger Co.	6.800%	4/1/11	1,000	1,034
	Kroger Co.	6.750%	4/15/12	3,050	3,095
	Kroger Co.	6.200%	6/15/12	2,525	2,568
	Kroger Co.	5.500%	2/1/13	2,175	2,184
	Kroger Co.	5.000%	4/15/13	800	777
	Laboratory Corp. of America	5.500%	2/1/13	875	857
	McKesson Corp.	7.750%	2/1/12	1,475	1,575
	McKesson Corp.	5.250%	3/1/13	1,500	1,484
	Medco Health Solutions	6.125%	3/15/13	1,450	1,419
	Medco Health Solutions	7.250%	8/15/13	800	819
	Medtronic Inc.	4.375%	9/15/10	1,625	1,646

Merck & Co.	5.125%	11/15/11	1,850	1,912

Merck & Co.	4.375%	2/15/13	700	692
Molson Coors Capital Finance	4.850%	9/22/10	300	302
Newell Rubbermaid, Inc.	4.000%	5/1/10	1,000	975
Newell Rubbermaid, Inc.	5.500%	4/15/13	2,500	2,385
PepsiAmericas Inc.	5.750%	7/31/12	800	809
Pepsico, Inc.	5.150%	5/15/12	3,250	3,370
Pepsico, Inc.	4.650%	2/15/13	1,500	1,523
Philip Morris International Inc.	4.875%	5/16/13	5,525	5,305
Philips Electronics NV	4.625%	3/11/13	1,450	1,427
Quest Diagnostic, Inc.	5.125%	11/1/10	3,500	3,496
Reynolds American Inc.	6.500%	7/15/10	1,350	1,353
Reynolds American Inc.	7.250%	6/1/12	3,850	3,932
Reynolds American Inc.	7.250%	6/1/13	1,500	1,543
Safeway, Inc.	4.950%	8/16/10	875	874
Safeway, Inc.	6.500%	3/1/11	1,625	1,674
Safeway, Inc.	5.800%	8/15/12	3,050	3,116
Sara Lee Corp.	6.250%	9/15/11	2,500	2,475
Sysco Corp.	4.200%	2/12/13	600	591
Unilever Capital Corp.	7.125%	11/1/10	4,000	4,290
UST, Inc.	6.625%	7/15/12	1,000	1,040
Whirlpool Corp.	5.500%	3/1/13	3,575	3,466
Wm. Wrigley Jr. Co.	4.300%	7/15/10	2,425	2,412
Wyeth	6.950%	3/15/11	5,000	5,228
Wyeth	5.500%	3/15/13	5,600	5,506

Energy (1.0%)
Amerada Hess Corp.	6.650%	8/15/11	2,500	2,510
Anadarko Finance Co.	6.750%	5/1/11	3,375	3,474
Apache Corp.	6.250%	4/15/12	1,000	1,010
Apache Corp.	5.250%	4/15/13	1,500	1,460
Apache Corp.	6.000%	9/15/13	1,675	1,673
BP Capital Markets PLC	4.875%	3/15/10	2,000	2,047
Burlington Resources, Inc.	6.680%	2/15/11	2,000	2,128
Burlington Resources, Inc.	6.500%	12/1/11	500	533
Canadian Natural Resources	6.700%	7/15/11	2,500	2,564
Canadian Natural Resources	5.450%	10/1/12	2,850	2,827
Canadian Natural Resources	5.150%	2/1/13	500	485
Conoco Funding Co.	6.350%	10/15/11	11,375	11,698
ConocoPhillips	8.750%	5/25/10	3,800	4,082
ConocoPhillips Canada	5.300%	4/15/12	500	506
Devon Financing Corp.	6.875%	9/30/11	9,800	10,104
EOG Resources Inc.	6.125%	10/1/13	1,200	1,205
Halliburton Co.	5.500%	10/15/10	1,500	1,539
Husky Energy Inc.	6.250%	6/15/12	1,000	981
Kerr McGee Corp.	6.875%	9/15/11	3,475	3,626
Marathon Oil Corp.	6.125%	3/15/12	2,000	2,034
Marathon Oil Corp.	6.000%	7/1/12	3,100	3,160
Occidental Petroleum	4.250%	3/15/10	2,560	2,592
PanCanadian Energy Corp.	6.300%	11/1/11	1,500	1,551
Petro-Canada	4.000%	7/15/13	3,210	2,923
Shell International Finance BV	5.625%	6/27/11	1,950	2,077
Shell International Finance BV	4.950%	3/22/12	700	717

Transocean Inc.	5.250%	3/15/13	3,400	3,344

	Valero Energy Corp.	6.875%	4/15/12	3,000	3,075
	Weatherford International Inc.	5.950%	6/15/12	2,250	2,267
	Weatherford International Inc.	5.150%	3/15/13	2,175	2,094
	XTO Energy, Inc.	5.000%	8/1/10	1,000	1,009
	XTO Energy, Inc.	5.900%	8/1/12	8,850	8,561

	Other Industrial (0.1%)
	Black & Decker Corp.	7.125%	6/1/11	1,000	1,036
	Cooper Industries, Inc.	5.250%	11/15/12	1,400	1,428
	Eaton Corp.	4.900%	5/15/13	1,050	1,034

	Technology (1.0%)
	Arrow Electronics, Inc.	6.875%	7/1/13	800	832
	Cisco Systems Inc.	5.250%	2/22/11	10,000	10,272
	Computer Sciences Corp.	5.000%	2/15/13	1,775	1,696
[2]	Computer Sciences Corp.	5.500%	3/15/13	725	706
[2]	Dell Inc.	4.700%	4/15/13	1,550	1,505
	Dun & Bradstreet Corp.	6.000%	4/1/13	1,700	1,702
	Electronic Data Systems	7.125%	10/15/09	825	853
	Electronic Data Systems	6.000%	8/1/13	2,450	2,462
	Fiserv, Inc.	6.125%	11/20/12	3,000	2,873
	Hewlett-Packard Co.	6.500%	7/1/12	1,025	1,074
	Hewlett-Packard Co.	4.500%	3/1/13	11,175	10,677
	IBM International Group Capital	5.050%	10/22/12	13,700	13,864
	International Business Machines Corp.	4.950%	3/22/11	2,325	2,389
	Intuit Inc.	5.400%	3/15/12	950	889
	Lexmark International Inc.	5.900%	6/1/13	1,050	1,028
	Motorola, Inc.	7.625%	11/15/10	390	403
	Motorola, Inc.	8.000%	11/1/11	925	928
	Motorola, Inc.	5.375%	11/15/12	3,500	3,249
	National Semiconductor	6.150%	6/15/12	1,250	1,249
	Oracle Corp.	5.000%	1/15/11	6,150	6,282
	Oracle Corp.	4.950%	4/15/13	3,400	3,390
	Pitney Bowes, Inc.	4.625%	10/1/12	2,000	1,993
	Tyco Electronics Group	6.000%	10/1/12	2,550	2,532
	Xerox Corp.	7.125%	6/15/10	1,825	1,851
	Xerox Corp.	6.875%	8/15/11	1,025	1,034
	Xerox Corp.	5.500%	5/15/12	12,850	12,320

	Transportation (0.3%)
	Burlington Northern Santa Fe Corp.	7.125%	12/15/10	1,500	1,585
	Burlington Northern Santa Fe Corp.	6.750%	7/15/11	2,500	2,616
	Burlington Northern Santa Fe Corp.	5.900%	7/1/12	1,050	1,078
	Canadian Pacific Railway Co.	6.250%	10/15/11	1,550	1,586
	CSX Corp.	6.300%	3/15/12	2,000	2,011
	Delta Air Lines Enhanced Equipment Trust Certificates	6.417%	7/2/12	2,000	1,755
	Delta Air Lines, Inc.	7.111%	9/18/11	2,000	1,825
	Norfolk Southern Corp.	6.750%	2/15/11	2,925	2,987
	Ryder System Inc.	5.950%	5/2/11	850	850
	Ryder System Inc.	6.000%	3/1/13	1,500	1,434
	Southwest Airlines Co.	6.500%	3/1/12	2,000	1,974

Union Pacific Corp.	6.650%	1/15/11	2,000	2,088

	Union Pacific Corp.	6.500%	4/15/12	4,750	4,835
	United Parcel Service of America	4.500%	1/15/13	2,750	2,760
					1,046,931
Utilities (1.9%)
	Electric (1.3%)
	American Electric Power Co., Inc.	5.375%	3/15/10	4,700	4,797
	Carolina Power & Light Co.	6.500%	7/15/12	1,000	1,033
	CenterPoint Energy Houston	5.700%	3/15/13	700	680
	Cincinnati Gas & Electric Co.	5.700%	9/15/12	2,400	2,414
	Commonwealth Edison Co.	6.150%	3/15/12	3,275	3,322
	Consolidated Edison Co. of New York	4.875%	2/1/13	4,000	3,960
	Constellation Energy Group, Inc.	6.125%	9/1/09	875	846
	Constellation Energy Group, Inc.	7.000%	4/1/12	2,300	2,340
	Consumers Energy Co.	5.000%	2/15/12	1,250	1,215
	Consumers Energy Co.	5.375%	4/15/13	750	754
	Detroit Edison Co.	6.125%	10/1/10	1,000	1,024
	Dominion Resources, Inc.	4.750%	12/15/10	2,125	2,117
	Dominion Resources, Inc.	5.000%	3/15/13	1,500	1,446
[3]	Dominion Resources, Inc.	6.300%	9/30/66	3,400	3,086
	DTE Energy Co.	7.050%	6/1/11	1,000	1,025
	Duke Energy Corp.	6.250%	1/15/12	3,500	3,627
	Energy East Corp.	6.750%	6/15/12	1,750	1,797
	Entrergy Arkansas Inc.	5.400%	8/1/13	1,000	974
	Exelon Corp.	6.750%	5/1/11	1,000	1,010
	Exelon Generation Co. LLC	6.950%	6/15/11	1,500	1,522
	FirstEnergy Corp.	6.450%	11/15/11	6,875	6,897
	Florida Power Corp.	4.500%	6/1/10	1,150	1,162
	FPL Group Capital, Inc.	5.625%	9/1/11	3,350	3,345
	FPL Group Capital, Inc.	5.350%	6/15/13	400	405
	MidAmerican Energy Co.	5.650%	7/15/12	1,150	1,158
	MidAmerican Energy Co.	5.125%	1/15/13	2,000	1,948
	National Rural Utilities Cooperative Finance Corp.	4.375%	10/1/10	3,350	3,417
	National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	5,000	5,191
	National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	2,650	2,657
	NiSource Finance Corp.	7.875%	11/15/10	2,800	2,870
	NStar Electric Co.	4.875%	10/15/12	1,925	1,869
	Ohio Power Co.	5.750%	9/1/13	775	761
	Oncor Electric Delivery Co.	6.375%	5/1/12	1,950	1,869
	Pacific Gas & Electric Co.	4.200%	3/1/11	1,100	1,065
	PacifiCorp	6.900%	11/15/11	3,650	3,909
	Pepco Holdings, Inc.	6.450%	8/15/12	2,000	2,025
	PPL Energy Supply LLC	6.400%	11/1/11	1,000	1,015
	PPL Energy Supply LLC	6.300%	7/15/13	950	939
	Progress Energy, Inc.	7.100%	3/1/11	9,318	9,496
	Progress Energy, Inc.	6.850%	4/15/12	775	795
	PSE&G Power LLC	7.750%	4/15/11	1,950	2,050
	PSE&G Power LLC	6.950%	6/1/12	4,775	4,948
	Public Service Co. of Colorado	7.875%	10/1/12	4,625	5,078
	SCANA Corp.	6.875%	5/15/11	1,500	1,522

	Southern Co.	5.300%	1/15/12	2,550	2,563
	Southern Power Co.	6.250%	7/15/12	1,000	1,021
	Tampa Electric Co.	6.875%	6/15/12	1,000	1,031
	Tampa Electric Co.	6.375%	8/15/12	2,000	2,030
	Virginia Electric & Power Co.	5.100%	11/30/12	3,625	3,587
	Wisconsin Energy Corp.	6.500%	4/1/11	4,595	4,713

	Natural Gas (0.6%)
	AGL Capital Corp.	7.125%	1/14/11	500	514
	Atmos Energy Corp.	4.000%	10/15/09	1,300	1,286
	CenterPoint Energy Resources	7.875%	4/1/13	1,500	1,525
	Consolidated Natural Gas	6.250%	11/1/11	1,000	1,009
	Duke Capital Corp.	6.250%	2/15/13	3,325	3,333
	Duke Energy Field Services	7.875%	8/16/10	4,000	4,229
	Energy Transfer Partners LP	5.650%	8/1/12	1,250	1,198
	Energy Transfer Partners LP	6.000%	7/1/13	1,500	1,459
[5]	Enron Corp.	9.125%	4/1/03	2,000	40
[5]	Enron Corp.	7.625%	9/10/04	1,000	20
	Enterprise Products Operating LP	4.625%	10/15/09	400	399
	Enterprise Products Operating LP	4.950%	6/1/10	7,575	7,561
	Enterprise Products Operating LP	5.650%	4/1/13	2,200	2,134
[5]	HNG Internorth	9.625%	3/15/06	1,500	30
	KeySpan Corp.	7.625%	11/15/10	1,500	1,579
	Kinder Morgan Energy Partners LP	6.750%	3/15/11	1,225	1,220
	Kinder Morgan Energy Partners LP	7.125%	3/15/12	550	553
	Kinder Morgan Energy Partners LP	5.850%	9/15/12	3,000	2,878
	ONEOK Inc.	7.125%	4/15/11	2,000	2,067
	ONEOK Partners, LP	5.900%	4/1/12	3,400	3,397
	Reliant Energy Resources	7.750%	2/15/11	2,500	2,638
	Sempra Energy	7.950%	3/1/10	1,500	1,552
	Sempra Energy	6.000%	2/1/13	2,525	2,609
	Teppco Partners, LP	5.900%	4/15/13	1,150	1,135
	Trans-Canada Pipelines	4.000%	6/15/13	1,650	1,553
	Transcontinental Gas Pipe Line Corp.	7.000%	8/15/11	650	672
	Williams Cos., Inc.	7.125%	9/1/11	2,125	2,109
	Williams Cos., Inc.	8.125%	3/15/12	2,100	2,152
					171,176
Total Corporate Bonds (Cost $2,380,088)					2,238,389
Sovereign Bonds (U.S. Dollar-Denominated) (5.9%)
	Asian Development Bank	4.500%	9/4/12	5,000	5,177
	Asian Development Bank	3.625%	9/5/13	3,625	3,635
	Canada Mortgage & Housing Corp.	4.800%	10/1/10	1,500	1,565
	Canadian Mortgage & Housing Corp.	5.000%	9/1/11	4,000	4,278
	Corp. Andina de Fomento	6.875%	3/15/12	2,300	2,441
	Corp. Andina de Fomento	5.200%	5/21/13	2,575	2,594
	Eksportfinans	5.125%	10/26/11	6,000	6,280
	European Investment Bank	5.000%	2/8/10	3,350	3,468
	European Investment Bank	4.000%	3/3/10	2,925	2,993
	European Investment Bank	4.125%	9/15/10	3,600	3,664
	European Investment Bank	4.625%	9/15/10	19,750	20,614
	European Investment Bank	3.250%	2/15/11	15,425	15,656
	European Investment Bank	2.625%	5/16/11	3,800	3,792

European Investment Bank	5.250%	6/15/11	12,975	13,660

European Investment Bank	3.125%	7/15/11	16,425	16,541
European Investment Bank	3.250%	10/14/11	4,775	4,833
European Investment Bank	4.625%	3/21/12	17,200	17,945
European Investment Bank	4.250%	7/15/13	16,950	17,488
Export Development Canada	3.750%	7/15/11	2,575	2,634
Export Development Canada	4.500%	10/25/12	7,500	7,830
Export-Import Bank of Korea	4.625%	3/16/10	500	495
Export-Import Bank of Korea	5.125%	2/14/11	600	587
Export-Import Bank of Korea	5.500%	10/17/12	2,800	2,804
Federation of Malaysia	7.500%	7/15/11	2,875	3,058
Federative Republic of Brazil	9.250%	10/22/10	8,225	8,883
Federative Republic of Brazil	11.000%	1/11/12	3,875	4,650
Financement Quebec	5.000%	10/25/12	2,000	2,099
Inter-American Development Bank	7.375%	1/15/10	2,800	2,979
Inter-American Development Bank	5.000%	4/5/11	5,000	5,205
Inter-American Development Bank	4.750%	10/19/12	12,500	13,122
Inter-American Development Bank	3.500%	3/15/13	3,000	2,943
International Bank for Reconstruction & Development	3.625%	5/21/13	3,000	3,062
International Finance Corp.	4.000%	6/15/10	1,250	1,285
International Finance Corp.	5.125%	5/2/11	7,100	7,426
Japan Bank International	4.750%	5/25/11	2,150	2,236
Japan Bank International	4.375%	11/26/12	2,200	2,237
Japan Bank International	4.250%	6/18/13	6,150	6,313
Japan Finance Corp.	5.875%	3/14/11	2,000	2,126
KFW International Finance Inc.	4.875%	10/19/09	3,650	3,665
KFW International Finance Inc.	3.250%	10/14/11	10,950	11,031
Korea Development Bank	5.300%	1/17/13	4,650	4,393
Kreditanstalt fur Wiederaufbau	4.250%	6/15/10	17,875	18,075
Kreditanstalt fur Wiederaufbau	3.250%	2/15/11	15,000	15,177
Kreditanstalt fur Wiederaufbau	3.750%	6/27/11	8,825	9,034
Kreditanstalt fur Wiederaufbau	4.750%	5/15/12	21,700	22,732
Kreditanstalt fur Wiederaufbau	3.250%	3/15/13	4,350	4,332
Kreditanstalt fur Wiederaufbau	3.500%	5/16/13	12,375	12,368
Landeskreditbank Baden-Wuerttemberg - Foerderbank	4.250%	9/15/10	3,500	3,569
Landeskreditbank Baden-Wuerttemberg - Foerderbank	4.875%	1/13/12	1,500	1,574
Landwirtschaftliche Rentenbank	3.625%	10/20/09	7,225	7,220
Landwirtschaftliche Rentenbank	3.875%	3/15/10	3,500	3,573
Landwirtschaftliche Rentenbank	4.875%	2/14/11	6,000	6,196
Landwirtschaftliche Rentenbank	5.250%	7/15/11	3,500	3,668
Landwirtschaftliche Rentenbank	5.250%	7/2/12	4,500	4,754
Landwirtschaftliche Rentenbank	3.250%	3/15/13	2,100	2,064
Mass Transit Railway Corp.	7.500%	11/8/10	1,500	1,632
Nordic Investment Bank	3.875%	6/15/10	3,750	3,785
Nordic Investment Bank	4.500%	9/13/10	5,000	5,209
Nordic Investment Bank	3.125%	2/15/11	6,000	6,100

Oesterreichische Kontrollbank	4.250%	10/6/10	3,375	3,487
Oesterreichische Kontrollbank	2.875%	3/15/11	1,000	1,006
Oesterreichische Kontrollbank	3.125%	10/14/11	450	455
Oesterreichische Kontrollbank	4.750%	11/8/11	9,500	9,811
Oesterreichische Kontrollbank	4.750%	10/16/12	4,725	4,941
Ontario Hydro Electric	7.450%	3/31/13	1,000	1,154
Pemex Project Funding Master Trust	9.125%	10/13/10	2,500	2,659
Petrobras International Finance	9.125%	7/2/13	2,500	2,725
	Province of Ontario	3.125%	9/8/10	3,975	4,001
	Province of Ontario	2.750%	2/22/11	3,900	3,894
	Province of Ontario	3.375%	5/20/11	950	964
	Province of Ontario	5.000%	10/18/11	12,450	13,031
	Province of Ontario	3.500%	7/15/13	6,000	5,955
	Province of Quebec	6.125%	1/22/11	4,200	4,501
	Province of Saskatchewan	7.375%	7/15/13	1,000	1,173
	Quebec Hydro Electric	6.300%	5/11/11	2,500	2,685
	Quebec Hydro Electric	8.000%	2/1/13	2,000	2,331
	Republic of Chile	7.125%	1/11/12	3,000	3,289
	Republic of Chile	5.500%	1/15/13	3,200	3,368
	Republic of Italy	6.000%	2/22/11	5,775	6,115
^	Republic of Italy	3.500%	7/15/11	2,925	2,971
	Republic of Italy	5.625%	6/15/12	14,850	15,967
	Republic of Korea	4.250%	6/1/13	3,225	3,091
	Republic of Peru	9.125%	2/21/12	2,500	2,731
	Republic of Poland	6.250%	7/3/12	2,600	2,762
	Republic of South Africa	7.375%	4/25/12	2,500	2,537
	State of Israel	4.625%	6/15/13	2,350	2,379
	Swedish Export Credit Corp.	4.875%	1/19/10	2,500	2,565
	Swedish Export Credit Corp.	4.000%	6/15/10	2,175	2,194
	Swedish Export Credit Corp.	4.500%	9/27/10	8,350	8,629
	United Mexican States	9.875%	2/1/10	475	511
	United Mexican States	8.375%	1/14/11	11,600	12,470
	United Mexican States	7.500%	1/14/12	2,100	2,247
	United Mexican States	6.375%	1/16/13	2,450	2,519
Total Sovereign Bonds (Cost $511,411)					519,867
	Coupon			Shares
Temporary Cash Investments (0.7%)
[6,7]	Vanguard Market Liquidity Fund (Cost $65,462)	2.296%		65,462,203	65,462
Total Investments (100.1%) (Cost $8,956,645)					8,898,275
[7] Other Assets and Liabilities-Net (-0.1%)					(8,808)
Net Assets (100%)					8,889,467

^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,027,000.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the aggregate value of these securities was $29,708,000, representing 0.3% of net assets.

3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Adjustable-rate security.
5	Non-income-producing security--security in default.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Includes $1,060,000 of collateral received for securities on loan.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2008, the cost of investment securities for tax purposes was $8,956,645,000. Net unrealized depreciation of investment securities for tax purposes was $58,370,000, consisting of unrealized gains of $104,291,000 on securities that had risen in value since their purchase and $162,661,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	65,462
Level 2- Other significant observable inputs	8,832,813
Level 3- Significant unobservable inputs	-
Total	8,898,275

Amount valued based on Level 3 Inputs	Investments in Securities ($000)
Balance as of December 31, 2007	-
Transfers in and/or out of Level 3	45
Change in Unrealized Appreciation (Depreciation)	(45)
Balance as of September 30, 2008	-

Vanguard Total Bond Market Index Fund
Schedule of Investments
September 30, 2008

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (72.0%)

U.S. Government Securities (24.2%)
U.S. Treasury Bond	13.250%	5/15/2014	7,000	7,486
U.S. Treasury Bond	11.250%	2/15/2015	77,200	111,989
U.S. Treasury Bond	10.625%	8/15/2015	7,350	10,576
U.S. Treasury Bond	9.875%	11/15/2015	327,600	458,922
U.S. Treasury Bond	9.250%	2/15/2016	8,525	11,674
U.S. Treasury Bond	7.250%	5/15/2016	114,640	141,881
U.S. Treasury Bond	7.500%	11/15/2016	112,144	140,986
U.S. Treasury Bond	8.750%	5/15/2017	470,440	639,210
U.S. Treasury Bond	8.875%	8/15/2017	33,135	45,405
U.S. Treasury Bond	9.125%	5/15/2018	5,710	8,069
U.S. Treasury Bond	8.875%	2/15/2019	219,875	308,718
U.S. Treasury Bond	8.125%	8/15/2019	122,495	164,947
U.S. Treasury Bond	8.500%	2/15/2020	2,165	3,007
U.S. Treasury Bond	8.750%	8/15/2020	294,125	417,657
U.S. Treasury Bond	7.875%	2/15/2021	269,607	362,454
U.S. Treasury Bond	8.125%	5/15/2021	15,125	20,766
U.S. Treasury Bond	8.125%	8/15/2021	192,215	264,567
U.S. Treasury Bond	8.000%	11/15/2021	81,920	112,089
U.S. Treasury Bond	7.625%	11/15/2022	76,855	103,298
U.S. Treasury Bond	7.125%	2/15/2023	46,535	60,005
U.S. Treasury Bond	6.250%	8/15/2023	71,930	86,462
U.S. Treasury Bond	6.875%	8/15/2025	24,650	31,818
U.S. Treasury Bond	6.000%	2/15/2026	23,200	27,530
U.S. Treasury Bond	6.750%	8/15/2026	425,905	547,156
U.S. Treasury Bond	6.500%	11/15/2026	775	973
U.S. Treasury Bond	6.625%	2/15/2027	39,585	50,477
U.S. Treasury Bond	6.375%	8/15/2027	32,345	40,330
U.S. Treasury Bond	6.125%	11/15/2027	4,015	4,888
U.S. Treasury Bond	5.500%	8/15/2028	13,970	15,915
U.S. Treasury Bond	5.250%	11/15/2028	5,410	5,991
U.S. Treasury Bond	5.250%	2/15/2029	139,000	154,051
U.S. Treasury Bond	6.125%	8/15/2029	184,640	227,281
U.S. Treasury Bond	6.250%	5/15/2030	22,225	27,871
U.S. Treasury Bond	5.375%	2/15/2031	3,500	3,976
U.S. Treasury Bond	4.500%	2/15/2036	66,940	68,823
U.S. Treasury Bond	4.750%	2/15/2037	274,350	293,941
U.S. Treasury Bond	5.000%	5/15/2037	1,325	1,476
U.S. Treasury Bond	4.375%	2/15/2038	36,350	36,810
U.S. Treasury Bond	4.500%	5/15/2038	56,000	57,820
U.S. Treasury Note	4.750%	11/15/2008	10,310	10,360
U.S. Treasury Note	4.750%	12/31/2008	410	414
U.S. Treasury Note	4.875%	1/31/2009	7,120	7,216
U.S. Treasury Note	4.750%	2/28/2009	840	851
U.S. Treasury Note	2.625%	3/15/2009	12,730	12,796
U.S. Treasury Note	4.500%	3/31/2009	63,580	64,523
U.S. Treasury Note	4.500%	4/30/2009	38,700	39,317
U.S. Treasury Note	4.000%	6/15/2009	5,970	6,062
U.S. Treasury Note	4.625%	7/31/2009	2,805	2,869
U.S. Treasury Note	3.500%	8/15/2009	6,150	6,238
U.S. Treasury Note	6.000%	8/15/2009	225,330	233,358
U.S. Treasury Note	4.000%	8/31/2009	161,135	164,308
U.S. Treasury Note	4.000%	9/30/2009	175,795	179,503
U.S. Treasury Note	3.625%	10/31/2009	71,575	72,939
U.S. Treasury Note	4.625%	11/15/2009	49,585	51,119
U.S. Treasury Note	3.125%	11/30/2009	886,625	899,233
U.S. Treasury Note	3.250%	12/31/2009	387,800	394,586
U.S. Treasury Note	2.125%	1/31/2010	100,000	100,375
U.S. Treasury Note	3.500%	2/15/2010	29,270	29,947
U.S. Treasury Note	4.750%	2/15/2010	468,875	487,555
1 U.S. Treasury Note	6.500%	2/15/2010	828,815	881,652
U.S. Treasury Note	1.750%	3/31/2010	365,775	364,919
U.S. Treasury Note	4.000%	4/15/2010	9,125	9,421
U.S. Treasury Note	2.625%	5/31/2010	51,075	51,658
U.S. Treasury Note	2.875%	6/30/2010	510,350	519,123
U.S. Treasury Note	2.750%	7/31/2010	309,700	314,733
U.S. Treasury Note	4.125%	8/15/2010	19,006	19,802
U.S. Treasury Note	5.750%	8/15/2010	45,350	48,588
U.S. Treasury Note	4.500%	11/15/2010	500	527
U.S. Treasury Note	5.000%	2/15/2011	93,650	100,176
U.S. Treasury Note	4.500%	2/28/2011	240,690	254,643
U.S. Treasury Note	4.750%	3/31/2011	1,000	1,066
U.S. Treasury Note	4.875%	4/30/2011	1,950	2,087
U.S. Treasury Note	4.500%	9/30/2011	1,845	1,962
U.S. Treasury Note	4.625%	10/31/2011	3,845	4,103
U.S. Treasury Note	4.500%	11/30/2011	344,710	366,578
U.S. Treasury Note	4.625%	12/31/2011	200	213
U.S. Treasury Note	4.625%	2/29/2012	107,970	115,410
U.S. Treasury Note	4.500%	3/31/2012	29,050	30,943
U.S. Treasury Note	4.500%	4/30/2012	203,210	216,864
U.S. Treasury Note	4.750%	5/31/2012	769,205	827,495
U.S. Treasury Note	4.875%	6/30/2012	325,900	352,278
U.S. Treasury Note	4.625%	7/31/2012	896,300	961,282
U.S. Treasury Note	4.125%	8/31/2012	54,615	57,602
U.S. Treasury Note	4.250%	9/30/2012	19,660	20,836
U.S. Treasury Note	3.875%	10/31/2012	723,875	756,905
U.S. Treasury Note	3.375%	11/30/2012	2,700	2,768
U.S. Treasury Note	3.875%	2/15/2013	13,740	14,317
U.S. Treasury Note	2.750%	2/28/2013	4,820	4,797
U.S. Treasury Note	2.500%	3/31/2013	16,420	16,179
U.S. Treasury Note	3.500%	5/31/2013	180,855	185,517
U.S. Treasury Note	3.375%	6/30/2013	10,150	10,362
U.S. Treasury Note	3.125%	8/31/2013	196,185	197,902
U.S. Treasury Note	4.250%	11/15/2013	34,770	36,954
U.S. Treasury Note	4.000%	2/15/2014	176,000	185,020
U.S. Treasury Note	4.750%	5/15/2014	9,675	10,574
U.S. Treasury Note	4.250%	8/15/2014	12,000	12,774
U.S. Treasury Note	4.250%	11/15/2014	3,875	4,129
U.S. Treasury Note	4.125%	5/15/2015	14,670	15,485
U.S. Treasury Note	4.500%	11/15/2015	16,900	18,084
U.S. Treasury Note	4.500%	2/15/2016	1,925	2,054
U.S. Treasury Note	5.125%	5/15/2016	357,375	393,477
U.S. Treasury Note	4.875%	8/15/2016	17,380	18,857
U.S. Treasury Note	4.625%	11/15/2016	1,150	1,226
U.S. Treasury Note	4.625%	2/15/2017	69,225	73,790
U.S. Treasury Note	4.500%	5/15/2017	176,500	186,015
U.S. Treasury Note	4.250%	11/15/2017	250	260
U.S. Treasury Note	3.500%	2/15/2018	600	589
U.S. Treasury Note	4.000%	8/15/2018	188,025	190,669

				15,703,529

Agency Bonds and Notes (8.0%)
Agency for International Development - Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	15,150	15,803
2 Federal Farm Credit Bank	5.000%	10/23/2009	5,000	5,106
2 Federal Farm Credit Bank	5.250%	9/13/2010	5,200	5,400
2 Federal Farm Credit Bank	3.750%	12/6/2010	14,625	14,762
2 Federal Farm Credit Bank	4.875%	2/18/2011	30,000	31,003
2 Federal Farm Credit Bank	2.625%	4/21/2011	14,750	14,465
2 Federal Farm Credit Bank	5.375%	7/18/2011	28,750	30,134
2 Federal Farm Credit Bank	3.875%	8/25/2011	15,200	15,322
2 Federal Farm Credit Bank	4.500%	10/17/2012	14,100	14,380
2 Federal Farm Credit Bank	3.875%	10/7/2013	9,600	9,489
2 Federal Farm Credit Bank	4.875%	12/16/2015	1,575	1,606
2 Federal Farm Credit Bank	5.125%	8/25/2016	10,325	10,600
2 Federal Farm Credit Bank	4.875%	1/17/2017	9,500	9,556
2 Federal Farm Credit Bank	5.150%	11/15/2019	20,000	20,429
2 Federal Home Loan Bank	5.790%	4/27/2009	900	912
2 Federal Home Loan Bank	4.500%	10/9/2009	95,000	96,548
2 Federal Home Loan Bank	5.000%	12/11/2009	19,600	20,063
2 Federal Home Loan Bank	3.750%	1/8/2010	1,650	1,664
2 Federal Home Loan Bank	3.875%	1/15/2010	86,700	87,605
2 Federal Home Loan Bank	2.750%	3/12/2010	15,100	15,011
2 Federal Home Loan Bank	4.375%	3/17/2010	95,000	96,717
2 Federal Home Loan Bank	4.875%	5/14/2010	22,000	22,604
2 Federal Home Loan Bank	7.625%	5/14/2010	71,925	77,000
2 Federal Home Loan Bank	3.000%	6/11/2010	16,200	16,141
2 Federal Home Loan Bank	2.750%	6/18/2010	14,850	14,746
2 Federal Home Loan Bank	3.500%	7/16/2010	55,475	55,684
2 Federal Home Loan Bank	3.375%	10/20/2010	29,850	29,817
2 Federal Home Loan Bank	4.750%	12/10/2010	5,300	5,453
2 Federal Home Loan Bank	3.625%	12/17/2010	10,800	10,869
2 Federal Home Loan Bank	3.125%	6/10/2011	9,875	9,750
2 Federal Home Loan Bank	3.375%	6/24/2011	75,000	74,639
2 Federal Home Loan Bank	3.625%	7/1/2011	23,175	23,189
2 Federal Home Loan Bank	5.375%	8/19/2011	81,550	85,455
2 Federal Home Loan Bank	3.750%	9/9/2011	5,875	5,896
2 Federal Home Loan Bank	3.625%	9/16/2011	11,775	11,763
2 Federal Home Loan Bank	4.875%	11/18/2011	25,750	26,682
2 Federal Home Loan Bank	4.625%	10/10/2012	41,875	42,866
2 Federal Home Loan Bank	3.375%	2/27/2013	12,500	12,181
2 Federal Home Loan Bank	3.875%	6/14/2013	30,625	30,393
2 Federal Home Loan Bank	5.375%	6/14/2013	15,000	15,755
2 Federal Home Loan Bank	5.125%	8/14/2013	82,100	85,326
2 Federal Home Loan Bank	4.000%	9/6/2013	18,025	17,816
2 Federal Home Loan Bank	5.250%	9/13/2013	2,500	2,618
2 Federal Home Loan Bank	4.500%	9/16/2013	64,325	65,114
2 Federal Home Loan Bank	3.625%	10/18/2013	29,075	28,229
2 Federal Home Loan Bank	5.500%	8/13/2014	110,125	115,957
2 Federal Home Loan Bank	5.375%	5/18/2016	49,850	51,766
2 Federal Home Loan Bank	5.625%	6/13/2016	2,950	2,867
2 Federal Home Loan Bank	5.125%	10/19/2016	12,600	12,856
2 Federal Home Loan Bank	4.750%	12/16/2016	86,575	86,469
2 Federal Home Loan Bank	4.875%	5/17/2017	29,600	29,697
2 Federal Home Loan Bank	5.000%	11/17/2017	5,900	5,940
2 Federal Home Loan Bank	5.250%	12/11/2020	16,150	16,444
2 Federal Home Loan Bank	5.625%	6/11/2021	1,375	1,439
2 Federal Home Loan Bank	5.500%	7/15/2036	11,000	11,540
2 Federal Home Loan Mortgage Corp.	3.750%	5/12/2009	3,130	3,135
2 Federal Home Loan Mortgage Corp.	4.750%	11/3/2009	35,000	35,779
2 Federal Home Loan Mortgage Corp.	7.000%	3/15/2010	81,425	85,945
2 Federal Home Loan Mortgage Corp.	2.875%	4/30/2010	22,200	22,137
2 Federal Home Loan Mortgage Corp.	2.875%	6/28/2010	11,600	11,561
2 Federal Home Loan Mortgage Corp.	4.125%	7/12/2010	127,947	130,130
2 Federal Home Loan Mortgage Corp.	3.250%	7/16/2010	11,800	11,830
2 Federal Home Loan Mortgage Corp.	5.125%	8/23/2010	75,000	77,799
2 Federal Home Loan Mortgage Corp.	6.875%	9/15/2010	38,683	41,417
2 Federal Home Loan Mortgage Corp.	5.000%	10/18/2010	6,200	6,416
2 Federal Home Loan Mortgage Corp.	3.125%	10/25/2010	12,400	12,413
2 Federal Home Loan Mortgage Corp.	4.750%	1/18/2011	58,900	60,732
2 Federal Home Loan Mortgage Corp.	3.250%	2/25/2011	18,500	18,445
2 Federal Home Loan Mortgage Corp.	5.625%	3/15/2011	50,000	52,683
2 Federal Home Loan Mortgage Corp.	5.875%	3/21/2011	750	778
2 Federal Home Loan Mortgage Corp.	5.125%	4/18/2011	60,000	62,534
2 Federal Home Loan Mortgage Corp.	6.000%	6/15/2011	33,800	36,015
2 Federal Home Loan Mortgage Corp.	3.875%	6/29/2011	11,225	11,354
2 Federal Home Loan Mortgage Corp.	5.250%	7/18/2011	115,000	120,468
2 Federal Home Loan Mortgage Corp.	5.750%	1/15/2012	82,000	87,313
2 Federal Home Loan Mortgage Corp.	5.500%	8/20/2012	50,000	52,963
2 Federal Home Loan Mortgage Corp.	4.625%	10/25/2012	38,850	39,954
2 Federal Home Loan Mortgage Corp.	4.125%	12/21/2012	17,950	18,103
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/2013	81,325	83,190
2 Federal Home Loan Mortgage Corp.	4.500%	7/15/2013	22,525	23,047
2 Federal Home Loan Mortgage Corp.	4.875%	11/15/2013	114,925	119,198
2 Federal Home Loan Mortgage Corp.	5.000%	7/15/2014	90,650	94,290
2 Federal Home Loan Mortgage Corp.	0.000%	11/24/2014	9,500	7,339
2 Federal Home Loan Mortgage Corp.	4.750%	1/19/2016	86,700	88,031
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/2016	125,000	130,151
2 Federal Home Loan Mortgage Corp.	5.000%	2/16/2017	30,000	30,622
2 Federal Home Loan Mortgage Corp.	5.000%	4/18/2017	10,000	10,176
2 Federal Home Loan Mortgage Corp.	5.500%	8/23/2017	40,000	42,341
2 Federal Home Loan Mortgage Corp.	4.875%	6/13/2018	24,050	24,322
2 Federal Home Loan Mortgage Corp.	5.000%	12/14/2018	29,521	27,403
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	14,000	17,005
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	66,750	81,736
2 Federal National Mortgage Assn.	7.250%	1/15/2010	89,090	93,743
2 Federal National Mortgage Assn.	3.250%	2/10/2010	21,800	21,854
2 Federal National Mortgage Assn.	3.875%	2/15/2010	40,100	40,529
2 Federal National Mortgage Assn.	4.750%	3/12/2010	34,350	35,175
2 Federal National Mortgage Assn.	4.125%	5/15/2010	36,000	36,595
2 Federal National Mortgage Assn.	7.125%	6/15/2010	25	27
2 Federal National Mortgage Assn.	3.000%	7/12/2010	61,000	60,915
2 Federal National Mortgage Assn.	2.875%	10/12/2010	17,450	17,384
2 Federal National Mortgage Assn.	4.750%	12/15/2010	91,100	94,041
2 Federal National Mortgage Assn.	6.250%	2/1/2011	16,665	17,389
2 Federal National Mortgage Assn.	5.125%	4/15/2011	37,900	39,486
2 Federal National Mortgage Assn.	6.000%	5/15/2011	44,580	47,416
2 Federal National Mortgage Assn.	3.375%	5/19/2011	50,000	49,992
2 Federal National Mortgage Assn.	3.625%	8/15/2011	18,025	18,120
2 Federal National Mortgage Assn.	5.000%	10/15/2011	86,925	90,525
2 Federal National Mortgage Assn.	6.125%	3/15/2012	87,705	94,484
2 Federal National Mortgage Assn.	4.875%	5/18/2012	18,425	19,095
2 Federal National Mortgage Assn.	5.250%	8/1/2012	9,100	9,111
2 Federal National Mortgage Assn.	4.375%	9/15/2012	44,025	44,861
2 Federal National Mortgage Assn.	3.625%	2/12/2013	22,225	21,961
2 Federal National Mortgage Assn.	4.750%	2/21/2013	5,000	5,155
2 Federal National Mortgage Assn.	4.375%	3/15/2013	90,240	91,892
2 Federal National Mortgage Assn.	4.625%	5/1/2013	27,969	27,383
2 Federal National Mortgage Assn.	4.625%	10/15/2013	60,850	62,422
2 Federal National Mortgage Assn.	5.125%	1/2/2014	3,925	3,904
2 Federal National Mortgage Assn.	4.125%	4/15/2014	75,000	74,949
2 Federal National Mortgage Assn.	4.625%	10/15/2014	50,000	50,821
2 Federal National Mortgage Assn.	5.000%	4/15/2015	20,000	20,684
2 Federal National Mortgage Assn.	4.375%	10/15/2015	20,000	19,883
2 Federal National Mortgage Assn.	8.200%	3/10/2016	50	61
2 Federal National Mortgage Assn.	5.375%	7/15/2016	20,000	20,967
2 Federal National Mortgage Assn.	5.250%	9/15/2016	54,975	57,268
2 Federal National Mortgage Assn.	4.875%	12/15/2016	6,475	6,565
2 Federal National Mortgage Assn.	5.000%	2/13/2017	93,425	95,359
2 Federal National Mortgage Assn.	5.000%	5/11/2017	50,000	50,953
2 Federal National Mortgage Assn.	6.250%	5/15/2029	1,375	1,578
2 Federal National Mortgage Assn.	7.125%	1/15/2030	30,805	39,013
2 Federal National Mortgage Assn.	7.250%	5/15/2030	94,001	120,947
2 Federal National Mortgage Assn.	6.625%	11/15/2030	17,460	21,085
2 Federal National Mortgage Assn.	5.625%	7/15/2037	5,650	5,976
Financing Corp.	9.800%	4/6/2018	1,650	2,267
Private Export Funding Corp.	7.200%	1/15/2010	31,825	33,469
Resolution Funding Corp. (U.S. Government Guaranteed)	8.125%	10/15/2019	550	700
Resolution Funding Corp. (U.S. Government Guaranteed)	8.875%	7/15/2020	280	378
Resolution Funding Corp. (U.S. Government Guaranteed)	8.625%	1/15/2030	110	159
3 Small Business Administration Variable Rate Interest Only Custodial Receipts (U.S. Government Guaranteed)	2.719%	7/15/2017	4,449	222
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/2023	5,525	6,055
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/2023	3,900	4,278
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/2024	14,575	15,980
2 Tennessee Valley Auth.	5.625%	1/18/2011	275	288
2 Tennessee Valley Auth.	5.500%	7/18/2017	19,800	20,846
2 Tennessee Valley Auth.	4.500%	4/1/2018	5,850	5,697
2 Tennessee Valley Auth.	7.125%	5/1/2030	32,625	41,036
2 Tennessee Valley Auth.	4.650%	6/15/2035	4,400	4,080
2 Tennessee Valley Auth.	5.500%	6/15/2038	3,025	3,187
2 Tennessee Valley Auth.	4.875%	1/15/2048	8,600	8,224
2 Tennessee Valley Auth.	5.375%	4/1/2056	7,150	7,402

				5,184,127

Mortgage-Backed Securities (39.8%)
Conventional Mortgage-Backed Securities (36.8%)
2,3 Federal Home Loan Mortgage Corp.	4.000%	12/1/2008-2/1/2021	156,335	150,880
2,3 Federal Home Loan Mortgage Corp.	4.500%	10/1/2008-5/1/2038	686,574	669,162
2,3 Federal Home Loan Mortgage Corp.	5.000%	7/1/2009-7/1/2038	2,269,543	2,228,155
2,3 Federal Home Loan Mortgage Corp.	5.500%	11/1/2008-7/1/2038	3,032,580	3,025,631
2,3 Federal Home Loan Mortgage Corp.	6.000%	12/1/2008-7/1/2038	1,893,291	1,920,233
2,3 Federal Home Loan Mortgage Corp.	6.500%	10/1/2008-9/1/2038	400,345	411,312
2,3 Federal Home Loan Mortgage Corp.	7.000%	1/1/2009-1/1/2037	48,387	50,809
2,3 Federal Home Loan Mortgage Corp.	7.500%	10/1/2009-2/1/2032	10,297	10,944
2,3 Federal Home Loan Mortgage Corp.	8.000%	11/1/2009-1/1/2032	7,726	8,330
2,3 Federal Home Loan Mortgage Corp.	8.500%	4/1/2010-7/1/2031	1,338	1,458
2,3 Federal Home Loan Mortgage Corp.	9.000%	7/1/2016-3/1/2031	859	936
2,3 Federal Home Loan Mortgage Corp.	9.500%	4/1/2016-6/1/2025	199	216
2,3 Federal Home Loan Mortgage Corp.	10.000%	7/1/2009-4/1/2025	63	68
2,3 Federal Home Loan Mortgage Corp.	10.500%	12/1/2015	0	1
2,3 Federal National Mortgage Assn.	4.000%	9/1/2010-6/1/2019	88,733	85,713
2,3 Federal National Mortgage Assn.	4.500%	2/1/2010-9/1/2038	991,182	966,006
2,3 Federal National Mortgage Assn.	5.000%	9/1/2009-10/1/2038	3,240,198	3,187,338
2,3 Federal National Mortgage Assn.	5.500%	11/1/2008-10/1/2038	4,205,531	4,210,092
2,3 Federal National Mortgage Assn.	6.000%	10/1/2008-7/1/2038	2,866,831	2,910,251
2,3 Federal National Mortgage Assn.	6.500%	10/1/2008-7/1/2038	1,025,642	1,053,916
2,3 Federal National Mortgage Assn.	7.000%	5/1/2009-1/1/2038	298,215	311,896
2,3 Federal National Mortgage Assn.	7.500%	5/1/2010-12/1/2032	14,221	15,178
2,3 Federal National Mortgage Assn.	8.000%	1/1/2010-9/1/2031	4,255	4,585
2,3 Federal National Mortgage Assn.	8.500%	7/1/2010-5/1/2032	1,639	1,781
2,3 Federal National Mortgage Assn.	9.000%	2/1/2017-8/1/2030	379	417
2,3 Federal National Mortgage Assn.	9.500%	7/1/2010-11/1/2025	501	548
2,3 Federal National Mortgage Assn.	10.000%	10/1/2014-11/1/2019	109	116
2,3 Federal National Mortgage Assn.	10.500%	3/1/2011-8/1/2020	7	7
2,3 Federal National Mortgage Assn.	11.000%	9/1/2019	6	7
3 Government National Mortgage Assn.	4.000%	8/15/2018-9/15/2018	1,752	1,687
3 Government National Mortgage Assn.	4.500%	6/15/2018-3/15/2036	32,346	31,089
3 Government National Mortgage Assn.	5.000%	11/15/2017-8/15/2038	464,233	456,424
3 Government National Mortgage Assn.	5.500%	3/15/2015-9/15/2038	1,006,711	1,007,548
3 Government National Mortgage Assn.	6.000%	3/15/2009-9/15/2038	776,386	787,370
3 Government National Mortgage Assn.	6.500%	10/15/2008-8/15/2038	293,365	300,795
3 Government National Mortgage Assn.	7.000%	12/15/2008-9/15/2036	26,504	27,933
3 Government National Mortgage Assn.	7.250%	9/15/2025	50	54
3 Government National Mortgage Assn.	7.500%	9/15/2009-6/15/2032	9,824	10,504
3 Government National Mortgage Assn.	7.750%	2/15/2030	6	6
3 Government National Mortgage Assn.	8.000%	7/15/2009-12/15/2030	6,629	7,143
3 Government National Mortgage Assn.	8.500%	5/15/2010-3/15/2031	1,427	1,549
3 Government National Mortgage Assn.	9.000%	12/15/2008-2/15/2031	3,016	3,257
3 Government National Mortgage Assn.	9.500%	5/15/2016-9/15/2025	707	770
3 Government National Mortgage Assn.	10.000%	2/15/2018-2/15/2025	284	312
3 Government National Mortgage Assn.	10.500%	7/15/2015-4/15/2025	217	239
3 Government National Mortgage Assn.	11.000%	1/15/2010-11/15/2015	26	29
3 Government National Mortgage Assn.	11.500%	3/15/2010-4/15/2016	33	36
Nonconventional Mortgage-Backed Securities (3.0%)
2,3 Federal Home Loan Mortgage Corp.	5.605%	4/1/2037	16,983	17,142
2,3 Federal Home Loan Mortgage Corp.	5.677%	12/1/2036	23,250	23,558
2,3 Federal Home Loan Mortgage Corp.	4.104%	4/1/2035	1,016	1,013
2,3 Federal Home Loan Mortgage Corp.	4.796%	7/1/2035	25,691	25,762
2,3 Federal Home Loan Mortgage Corp.	4.377%	1/1/2035	1,112	1,117
2,3 Federal Home Loan Mortgage Corp.	5.549%	7/1/2036	14,073	14,240
2,3 Federal Home Loan Mortgage Corp.	5.422%	3/1/2037	11,969	12,064
2,3 Federal Home Loan Mortgage Corp.	6.128%	8/1/2037	7,741	7,800
2,3 Federal Home Loan Mortgage Corp.	4.586%	9/1/2034	10,421	10,414
2,3 Federal Home Loan Mortgage Corp.	4.654%	7/1/2035	13,622	13,516
2,3 Federal Home Loan Mortgage Corp.	4.634%	12/1/2035	14,539	14,557
2,3 Federal Home Loan Mortgage Corp.	4.811%	3/1/2036	23,940	24,015
2,3 Federal Home Loan Mortgage Corp.	5.693%	3/1/2037	32,224	32,629
2,3 Federal Home Loan Mortgage Corp.	5.892%	6/1/2037	18,893	19,052
2,3 Federal Home Loan Mortgage Corp.	4.596%	4/1/2035	10,911	10,920
2,3 Federal Home Loan Mortgage Corp.	5.270%	3/1/2036	19,170	19,324
2,3 Federal Home Loan Mortgage Corp.	5.457%	1/1/2037	9,803	9,919
2,3 Federal Home Loan Mortgage Corp.	5.875%	12/1/2036	9,260	9,340
2,3 Federal Home Loan Mortgage Corp.	6.511%	2/1/2037	14,773	15,089
2,3 Federal Home Loan Mortgage Corp.	5.807%	4/1/2037	177	179
2,3 Federal Home Loan Mortgage Corp.	5.822%	6/1/2037	12,555	12,644
2,3 Federal Home Loan Mortgage Corp.	6.069%	3/1/2037	1,333	1,356
2,3 Federal Home Loan Mortgage Corp.	5.036%	7/1/2038	13,451	13,205
2,3 Federal Home Loan Mortgage Corp.	6.118%	8/1/2037	23,923	24,325
2,3 Federal Home Loan Mortgage Corp.	6.060%	3/1/2037	978	997
2,3 Federal Home Loan Mortgage Corp.	5.839%	4/1/2037	43,104	43,804
2,3 Federal Home Loan Mortgage Corp.	6.395%	6/1/2037	19,937	20,386
2,3 Federal Home Loan Mortgage Corp.	5.290%	12/1/2036	11,932	11,911
2,3 Federal Home Loan Mortgage Corp.	5.250%	3/1/2037	12,762	12,863
2,3 Federal Home Loan Mortgage Corp.	5.435%	4/1/2037	22,953	23,140
2,3 Federal Home Loan Mortgage Corp.	5.785%	3/1/2037	7,246	7,292
2,3 Federal Home Loan Mortgage Corp.	5.768%	5/1/2036	19,443	19,621
2,3 Federal Home Loan Mortgage Corp.	5.574%	5/1/2036	22,945	23,209
2,3 Federal Home Loan Mortgage Corp.	5.873%	5/1/2037	27,396	27,429
2,3 Federal Home Loan Mortgage Corp.	6.113%	12/1/2036	19,482	19,639
2,3 Federal Home Loan Mortgage Corp.	5.823%	10/1/2037	30,947	31,315
2,3 Federal Home Loan Mortgage Corp.	4.681%	12/1/2034	7,356	7,317
2,3 Federal Home Loan Mortgage Corp.	5.293%	3/1/2038	19,794	19,416
2,3 Federal Home Loan Mortgage Corp.	5.487%	2/1/2036	15,907	15,722
2,3 Federal Home Loan Mortgage Corp.	5.948%	1/1/2037	9,407	9,501
2,3 Federal Home Loan Mortgage Corp.	5.710%	9/1/2036	47,059	47,372
2,3 Federal Home Loan Mortgage Corp.	5.575%	6/1/2037	9,120	9,269
2,3 Federal Home Loan Mortgage Corp.	5.967%	10/1/2037	4,695	4,739
2,3 Federal Home Loan Mortgage Corp.	5.330%	12/1/2035	11,638	11,672
2,3 Federal Home Loan Mortgage Corp.	4.595%	11/1/2034	15,759	15,658
2,3 Federal Home Loan Mortgage Corp.	5.864%	3/1/2037	1,863	1,879
2,3 Federal Home Loan Mortgage Corp.	4.383%	12/1/2034	21,258	21,221
2,3 Federal Home Loan Mortgage Corp.	4.992%	5/1/2035	17,579	17,544
2,3 Federal Home Loan Mortgage Corp.	5.716%	11/1/2036	10,132	10,204
2,3 Federal National Mortgage Assn.	5.819%	6/1/2037	30,640	31,055
2,3 Federal National Mortgage Assn.	4.968%	10/1/2035	24,544	24,664
2,3 Federal National Mortgage Assn.	4.968%	11/1/2033	4,793	4,745
2,3 Federal National Mortgage Assn.	4.846%	12/1/2035	23,824	23,773
2,3 Federal National Mortgage Assn.	5.872%	9/1/2036	15,636	15,884
2,3 Federal National Mortgage Assn.	5.722%	9/1/2036	13,269	13,453
2,3 Federal National Mortgage Assn.	5.019%	12/1/2033	6,379	6,323
2,3 Federal National Mortgage Assn.	4.636%	11/1/2033	9,687	9,690
2,3 Federal National Mortgage Assn.	4.136%	5/1/2034	10,599	10,524
2,3 Federal National Mortgage Assn.	4.751%	6/1/2034	9,842	9,846
2,3 Federal National Mortgage Assn.	4.631%	9/1/2034	7,558	7,519
2,3 Federal National Mortgage Assn.	4.752%	9/1/2034	5,379	5,366
2,3 Federal National Mortgage Assn.	4.675%	10/1/2034	12,046	11,895
2,3 Federal National Mortgage Assn.	4.753%	10/1/2034	17,154	16,968
2,3 Federal National Mortgage Assn.	4.579%	12/1/2034	16,880	16,619
2,3 Federal National Mortgage Assn.	4.965%	11/1/2034	5,387	5,401
2,3 Federal National Mortgage Assn.	4.575%	1/1/2035	12,404	12,440
2,3 Federal National Mortgage Assn.	5.591%	7/1/2036	12,631	12,773
2,3 Federal National Mortgage Assn.	4.580%	11/1/2034	27,238	26,727
2,3 Federal National Mortgage Assn.	4.767%	5/1/2035	6,076	6,094
2,3 Federal National Mortgage Assn.	4.869%	7/1/2035	15,801	15,859
2,3 Federal National Mortgage Assn.	4.436%	7/1/2035	10,634	10,622
2,3 Federal National Mortgage Assn.	4.008%	7/1/2035	11,261	11,062
2,3 Federal National Mortgage Assn.	4.941%	7/1/2035	7,349	7,383
2,3 Federal National Mortgage Assn.	4.629%	8/1/2035	18,322	18,197
2,3 Federal National Mortgage Assn.	4.754%	9/1/2035	12,398	12,424
2,3 Federal National Mortgage Assn.	4.724%	8/1/2035	10,229	10,262
2,3 Federal National Mortgage Assn.	5.048%	11/1/2035	24,674	24,808
2,3 Federal National Mortgage Assn.	5.072%	12/1/2035	29,611	29,779
2,3 Federal National Mortgage Assn.	5.104%	1/1/2036	14,517	14,607
2,3 Federal National Mortgage Assn.	5.322%	12/1/2035	8,960	8,980
2,3 Federal National Mortgage Assn.	5.123%	12/1/2035	31,232	31,429
2,3 Federal National Mortgage Assn.	5.382%	2/1/2036	17,427	17,604
2,3 Federal National Mortgage Assn.	5.759%	4/1/2036	14,219	14,426
2,3 Federal National Mortgage Assn.	5.621%	5/1/2036	6,878	6,852
2,3 Federal National Mortgage Assn.	6.120%	6/1/2036	3,523	3,576
2,3 Federal National Mortgage Assn.	5.058%	2/1/2036	12,032	12,099
2,3 Federal National Mortgage Assn.	5.458%	2/1/2036	19,335	19,539
2,3 Federal National Mortgage Assn.	5.806%	1/1/2036	8,089	8,226
2,3 Federal National Mortgage Assn.	4.829%	4/1/2037	13,473	13,521
2,3 Federal National Mortgage Assn.	5.277%	3/1/2037	17,494	17,539
2,3 Federal National Mortgage Assn.	4.542%	4/1/2036	14,076	14,017
2,3 Federal National Mortgage Assn.	4.690%	11/1/2034	15,154	15,172
2,3 Federal National Mortgage Assn.	5.031%	8/1/2037	42,591	42,674
2,3 Federal National Mortgage Assn.	4.851%	11/1/2035	36,639	36,763
2,3 Federal National Mortgage Assn.	6.010%	10/1/2037	24,628	24,745
2,3 Federal National Mortgage Assn.	4.960%	5/1/2037	25,580	25,555
2,3 Federal National Mortgage Assn.	5.660%	6/1/2036	17,107	17,337
2,3 Federal National Mortgage Assn.	5.964%	11/1/2036	14,884	15,041
2,3 Federal National Mortgage Assn.	5.468%	4/1/2037	1,973	1,973
2,3 Federal National Mortgage Assn.	5.740%	12/1/2036	45,260	45,900
2,3 Federal National Mortgage Assn.	5.690%	2/1/2037	31,164	31,555
2,3 Federal National Mortgage Assn.	5.640%	3/1/2037	14,438	14,602
2,3 Federal National Mortgage Assn.	5.679%	3/1/2037	40,735	41,241
2,3 Federal National Mortgage Assn.	5.696%	2/1/2037	18,173	18,376
2,3 Federal National Mortgage Assn.	5.734%	3/1/2037	30,414	30,801
2,3 Federal National Mortgage Assn.	5.787%	4/1/2037	21,466	21,444
2,3 Federal National Mortgage Assn.	5.466%	5/1/2037	7,010	7,080
2,3 Federal National Mortgage Assn.	4.604%	10/1/2036	8,968	8,956
2,3 Federal National Mortgage Assn.	4.418%	8/1/2035	30,337	30,264
2,3 Federal National Mortgage Assn.	4.774%	4/1/2036	31,820	31,939
2,3 Federal National Mortgage Assn.	5.186%	3/1/2038	19,367	18,933
2,3 Federal National Mortgage Assn.	5.782%	4/1/2037	12,291	12,482
2,3 Federal National Mortgage Assn.	5.671%	6/1/2037	10,877	10,988
2,3 Federal National Mortgage Assn.	6.086%	8/1/2037	19,915	20,292
2,3 Federal National Mortgage Assn.	6.622%	9/1/2037	28,110	28,744
2,3 Federal National Mortgage Assn.	5.769%	12/1/2037	35,067	34,965
2,3 Federal National Mortgage Assn.	5.019%	7/1/2038	9,733	9,558
2,3 Federal National Mortgage Assn.	5.317%	7/1/2038	1,675	1,657
2,3 Federal National Mortgage Assn.	5.170%	8/1/2038	1,769	1,741
2,3 Federal National Mortgage Assn.	5.585%	1/1/2037	15,665	15,846
3 Government National Mortgage Assn.	7.900%	2/15/2021	6	7
3 Government National Mortgage Assn.	5.375%	6/20/2029	498	503

				25,840,735

Total U.S. Government and Agency Obligations
(Cost $36,136,029)				46,728,391

Corporate Bonds (24.1%)

Asset-Backed/Commercial Mortgage-Backed Securities (5.8%)
Amern Express Credit Account Master Trust	2.477%	8/15/2011	17,350	17,258
3,4 American Express Credit Account Master Trust	2.567%	9/15/2011	40,000	39,722
3,4 American Express Credit Account Master Trust	2.577%	3/15/2012	49,100	48,400
5 BA Covered Bond Issuer	5.500%	6/14/2012	47,250	47,872
BMW,orplan Master Owner Trust	2.497%	9/17/2011	28,000	26,328
3,4 Banc of America Commercial Mortgage, Inc.	5.493%	6/10/2039	12,500	11,691
3,4 Banc of America Commercial Mortgage, Inc.	6.346%	2/10/2051	32,900	29,343
3 Banc of America Commercial Mortgage, Inc.	5.787%	5/11/2035	18,346	18,849
3 Banc of America Commercial Mortgage, Inc.	6.503%	4/15/2036	7,482	7,683
3 Banc of America Commercial Mortgage, Inc.	4.050%	11/10/2038	7,950	7,769
3 Banc of America Commercial Mortgage, Inc.	4.153%	11/10/2038	5,000	4,749
3 Banc of America Commercial Mortgage, Inc.	4.877%	7/10/2042	33,400	30,003
3 Banc of America Commercial Mortgage, Inc.	5.118%	7/11/2043	18,555	18,177
3 Banc of America Commercial Mortgage, Inc.	5.372%	9/10/2045	21,855	19,335
3 Banc of America Commercial Mortgage, Inc.	5.115%	10/10/2045	17,525	15,380
3 Banc of America Commercial Mortgage, Inc.	5.634%	7/10/2046	23,375	20,820
3 Banc of America Commercial Mortgage, Inc.	5.414%	9/10/2047	10,900	9,585
3,4 Bank One Issuance Trust	2.598%	6/15/2011	12,300	12,291
3,4 Bank of America Credit Card Trust	2.707%	4/16/2012	23,886	23,389
3 Bank of America Credit Card Trust	4.720%	5/15/2013	1,500	1,469
3,4 Bear Stearns Commercial Mortgage Securities, Inc.	5.630%	4/12/2038	4,025	3,341
3 Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/2033	9,900	9,514
3 Bear Stearns Commercial Mortgage Securities, Inc.	5.630%	4/12/2038	26,000	23,283
3 Bear Stearns Commercial Mortgage Securities, Inc.	4.830%	8/15/2038	20,000	19,109
3 Bear Stearns Commercial Mortgage Securities, Inc.	5.623%	3/11/2039	42,750	38,193
3 Bear Stearns Commercial Mortgage Securities, Inc.	4.680%	8/13/2039	10,800	9,858
3 Bear Stearns Commercial Mortgage Securities, Inc.	4.740%	3/13/2040	9,000	8,286
3 Bear Stearns Commercial Mortgage Securities, Inc.	5.849%	6/11/2040	32,425	30,525
3 Bear Stearns Commercial Mortgage Securities, Inc.	4.521%	11/11/2041	4,950	4,636
3 Bear Stearns Commercial Mortgage Securities, Inc.	5.742%	9/11/2042	16,125	13,893
3 Bear Stearns Commercial Mortgage Securities, Inc.	5.793%	9/11/2042	6,525	5,875
3 Bear Stearns Commercial Mortgage Securities, Inc.	5.127%	10/12/2042	9,300	9,028
3 Bear Stearns Commercial Mortgage Securities, Inc.	5.613%	6/11/2050	11,750	10,873
3 Bear Stearns Commercial Mortgage Securities, Inc.	5.694%	6/11/2050	50,450	43,365
3 Bear Stearns Commercial Mortgage Securities, Inc.	5.700%	6/11/2050	9,915	8,506
3 CDC Commercial Mortgage Trust	5.676%	11/15/2030	21,000	21,526
3 CIT Group Home Equity Loan Trust	6.200%	2/25/2030	1,379	1,269
3,4 CWCapital Cobalt	6.015%	5/15/2046	31,925	27,871
3 Capital Auto Receivables Asset Trust	4.680%	10/15/2012	21,400	20,854
3,4 Capital One Multi-Asset Execution Trust	2.577%	1/17/2012	50,000	49,636
3,4 Capital One Multi-Asset Execution Trust	2.667%	9/15/2011	75,630	75,498
3 Capital One Multi-Asset Execution Trust	5.300%	2/18/2014	7,325	7,111
3 Capital One Multi-Asset Execution Trust	5.050%	12/17/2018	43,450	39,095
3,4 Capital One Prime Auto Receivables Trust	2.508%	4/15/2011	20,735	20,572
3 Chase Commercial Mortgage Securities Corp.	6.390%	11/18/2030	1,790	1,792
3,4 Chase Credit Card Master Trust	2.598%	2/15/2011	11,875	11,865
3,4 Chase Credit Card Master Trust	2.657%	9/15/2011	7,000	6,933
3,4 Chase Issuance Trust	2.487%	7/16/2012	4,955	4,776
3,4 Chase Issuance Trust	2.498%	2/15/2011	30,500	30,426
3,4 Chase Issuance Trust	2.508%	2/15/2012	23,678	23,367
3,4 Chase Issuance Trust	2.508%	11/15/2011	30,820	30,468
3 Chase Issuance Trust	4.650%	12/17/2012	39,225	38,514
3 Chase Issuance Trust	4.650%	3/15/2015	38,500	36,704
3 Chase Issuance Trust	5.400%	7/15/2015	12,350	11,747
3,4 Citibank Credit Card Issuance Trust	2.677%	11/7/2011	71,900	70,616
3,4 Citibank Credit Card Issuance Trust	2.498%	12/15/2010	21,820	21,754
3 Citibank Credit Card Issuance Trust	4.850%	2/10/2011	775	774
3 Citibank Credit Card Issuance Trust	4.150%	7/7/2017	4,150	3,688
3 Citibank Credit Card Master Trust	5.875%	3/10/2011	1,250	1,251
3,4 Citigroup Commercial Mortgage Trust	5.889%	12/10/2049	12,825	11,130
3,4 Citigroup Commercial Mortgage Trust	5.915%	3/15/2049	37,025	33,016
3 Citigroup Commercial Mortgage Trust	4.623%	10/15/2041	4,100	3,756
3,4 Citigroup/Deutsche Bank Commercial Mortgage Trust	5.399%	7/15/2044	8,300	7,362
3 Citigroup/Deutsche Bank Commercial Mortgage Trust	5.399%	7/15/2044	38,051	33,767
3 Citigroup/Deutsche Bank Commercial Mortgage Trust	5.886%	11/15/2044	22,750	19,805
3 Citigroup/Deutsche Bank Commercial Mortgage Trust	5.205%	12/11/2049	40,075	37,638
3 Citigroup/Deutsche Bank Commercial Mortgage Trust	5.322%	12/11/2049	23,825	20,181
3,5 Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/2031	11,618	11,330
3 Commercial Mortgage Pass Through Certificates	5.116%	6/10/2044	29,000	25,519
3,4 Commercial Mortgage Pass-Through Certificates	6.010%	12/10/2049	32,425	28,329
3 Commercial Mortgage Pass-Through Certificates	5.248%	12/10/2046	4,023	3,811
3 Countrywide Home Loans	4.813%	5/25/2033	6,153	5,609
3,4 Credit Suisse First Boston Mortgage Securities Corp.	5.014%	2/15/2038	17,300	15,327
3 Credit Suisse First Boston Mortgage Securities Corp.	6.380%	12/18/2035	1,818	1,878
3 Credit Suisse First Boston Mortgage Securities Corp.	3.936%	5/15/2038	13,530	12,021
3 Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/2038	36,700	32,260
3 Credit Suisse First Boston Mortgage Securities Corp.	7.290%	9/15/2041	13,831	14,084
3,4 Credit Suisse Mortgage Capital Certificates	5.913%	6/15/2039	38,825	33,734
3 Credit Suisse Mortgage Capital Certificates	6.020%	6/15/2038	24,375	21,830
3 Credit Suisse Mortgage Capital Certificates	5.609%	2/15/2039	55,100	49,278
3 Credit Suisse Mortgage Capital Certificates	5.311%	12/15/2039	34,760	29,675
3 DaimlerChrysler Auto Trust	4.200%	7/8/2010	5,352	5,347
3 DaimlerChrysler Auto Trust	5.330%	8/8/2010	11,495	11,464
3 DaimlerChrysler Auto Trust	3.700%	6/8/2012	9,500	9,169
3,4 DaimlerChrysler Master Owner Trust	2.513%	12/15/2010	57,000	56,607
3 Discover Card Master Trust	5.650%	12/15/2015	27,800	26,332
3,4 Discover Card Master Trust I	2.508%	5/15/2011	96,400	96,129
3,4 Discover Card Master Trust I	2.598%	5/15/2011	13,650	13,613
3 Federal Housing Administration	7.430%	10/1/2020	4	5
3 Fifth Third Auto Trust	4.070%	1/17/2012	24,000	23,610
3 First Union National Bank Commercial Mortgage Trust	6.223%	12/12/2033	12,550	12,243
3 Ford Credit Auto Owner Trust	4.370%	10/15/2012	18,800	17,841
3,4 GE Capital Commercial Mortgage Corp.	5.518%	3/10/2044	38,290	33,920
3 GE Capital Commercial Mortgage Corp.	6.531%	5/15/2033	17,000	17,421
3 GE Capital Commercial Mortgage Corp.	6.290%	8/11/2033	3,000	2,943
3 GE Capital Commercial Mortgage Corp.	5.994%	12/10/2035	1,770	1,752
3 GE Capital Commercial Mortgage Corp.	6.269%	12/10/2035	12,200	12,358
3 GE Capital Commercial Mortgage Corp.	5.145%	7/10/2037	1,340	1,249
3 GE Capital Commercial Mortgage Corp.	4.996%	12/10/2037	20,000	19,553
3 GE Capital Credit Card Master Note Trust	5.080%	9/15/2012	43,350	42,571
3 GMAC Commercial Mortgage Securities, Inc.	6.175%	5/15/2033	7,960	7,973
3 GMAC Commercial Mortgage Securities, Inc.	7.455%	8/16/2033	13,420	13,857
3 GMAC Commercial Mortgage Securities, Inc.	6.465%	4/15/2034	13,847	14,133
3 GMAC Commercial Mortgage Securities, Inc.	6.700%	4/15/2034	17,050	17,548
3 GMAC Commercial Mortgage Securities, Inc.	4.908%	3/10/2038	2,000	1,809
3 GMAC Commercial Mortgage Securities, Inc.	4.646%	4/10/2040	4,900	4,738
3 GMAC Commercial Mortgage Securities, Inc.	4.864%	12/10/2041	2,250	2,042
3,4 GS Mortgage Securities Corp. II	5.553%	4/10/2038	11,900	10,643
3 GS Mortgage Securities Corp. II	5.506%	4/10/2038	17,375	16,874
3 GS Mortgage Securities Corp. II	5.396%	8/10/2038	31,360	28,897
3 GS Mortgage Securities Corp. II	4.608%	1/10/2040	20,000	18,555
3 GS Mortgage Securities Corp. II	5.993%	8/10/2045	20,820	18,217
3,4 Gracechurch Card Funding PLC	2.498%	11/15/2010	16,700	16,662
3 Greenwich Capital Commercial Funding Corp.	4.948%	1/11/2035	8,250	7,909
3 Greenwich Capital Commercial Funding Corp.	5.317%	6/10/2036	17,395	16,740
3 Greenwich Capital Commercial Funding Corp.	5.117%	4/10/2037	6,375	6,182
3 Greenwich Capital Commercial Funding Corp.	5.224%	4/10/2037	29,869	26,399
3 Greenwich Capital Commercial Funding Corp.	4.799%	8/10/2042	21,950	19,240
3 Honda Auto Receivables Owner Trust	5.300%	7/21/2010	5,156	5,152
3 Honda Auto Receivables Owner Trust	5.120%	10/15/2010	28,766	28,676
3 Honda Auto Receivables Owner Trust	4.880%	9/18/2014	9,375	9,210
3,4 JPMorgan Chase Commercial Mortgage Securities	4.948%	9/12/2037	975	792
3,4 JPMorgan Chase Commercial Mortgage Securities	5.475%	4/15/2043	4,252	3,765
3,4 JPMorgan Chase Commercial Mortgage Securities	5.552%	6/12/2041	20,050	18,616
3,4 JPMorgan Chase Commercial Mortgage Securities	5.882%	2/15/2051	26,620	23,191
3 JPMorgan Chase Commercial Mortgage Securities	6.260%	3/15/2033	19,081	19,709
3 JPMorgan Chase Commercial Mortgage Securities	5.050%	12/12/2034	11,800	11,336
3 JPMorgan Chase Commercial Mortgage Securities	4.985%	1/12/2037	15,000	14,123
3 JPMorgan Chase Commercial Mortgage Securities	5.255%	7/12/2037	1,790	1,671
3 JPMorgan Chase Commercial Mortgage Securities	5.376%	7/12/2037	12,180	12,464
3 JPMorgan Chase Commercial Mortgage Securities	4.824%	9/12/2037	3,450	3,259
3 JPMorgan Chase Commercial Mortgage Securities	4.404%	1/12/2039	13,195	11,631
3 JPMorgan Chase Commercial Mortgage Securities	5.160%	4/15/2043	30,934	30,659
3 JPMorgan Chase Commercial Mortgage Securities	6.065%	4/15/2045	32,300	29,445
3 JPMorgan Chase Commercial Mortgage Securities	5.447%	5/15/2045	7,075	6,486
3 JPMorgan Chase Commercial Mortgage Securities	5.992%	6/15/2049	44,150	41,715
3 JPMorgan Chase Commercial Mortgage Securities	6.007%	6/15/2049	34,005	29,725
3 JPMorgan Chase Commercial Mortgage Securities	5.794%	2/12/2051	40,860	35,347
3 JPMorgan Chase Commercial Mortgage Securities	5.855%	2/12/2051	10,650	9,937
3 LB Commerical Conduit Mortgage Trust	6.780%	6/15/2031	20,867	21,059
3,4 LB-UBS Commercial Mortgage Trust	5.661%	3/15/2039	29,421	26,464
3,4 LB-UBS Commercial Mortgage Trust	6.317%	4/15/2041	29,400	25,773
3 LB-UBS Commercial Mortgage Trust	7.370%	8/15/2026	20,317	20,970
3 LB-UBS Commercial Mortgage Trust	4.786%	10/15/2029	16,155	14,364
3 LB-UBS Commercial Mortgage Trust	4.742%	2/15/2030	9,345	8,174
3 LB-UBS Commercial Mortgage Trust	4.553%	7/15/2030	1,625	1,577
3 LB-UBS Commercial Mortgage Trust	5.197%	11/15/2030	20,925	18,534
3 LB-UBS Commercial Mortgage Trust	6.133%	12/15/2030	8,190	7,963
3 LB-UBS Commercial Mortgage Trust	4.853%	9/15/2031	18,700	17,933
3 LB-UBS Commercial Mortgage Trust	4.166%	5/15/2032	3,400	3,044
3 LB-UBS Commercial Mortgage Trust	5.430%	2/15/2040	18,200	15,238
3 LB-UBS Commercial Mortgage Trust	5.866%	9/15/2045	40,350	34,509
3 LB-UBS Commerical Mortgage Trust	4.960%	12/15/2031	4,500	4,107
3,4 MBNA Credit Card Master Note Trust	2.567%	3/15/2012	100,000	98,570
3,4 MBNA Credit Card Master Note Trust	2.941%	12/15/2011	4,500	4,440
3 MBNA Master Credit Card Trust	7.000%	2/15/2012	62,983	63,837
3 MBNA Master Credit Card Trust	7.800%	10/15/2012	1,000	1,047
3,4 Merrill Lynch Mortgage Trust	5.291%	1/12/2044	25,650	22,668
3,4 Merrill Lynch Mortgage Trust	6.023%	6/12/2050	26,618	23,288
3 Merrill Lynch Mortgage Trust	5.236%	11/12/2035	7,125	6,604
3 Merrill Lynch Mortgage Trust	5.841%	5/12/2039	12,200	11,003
3 Merrill Lynch Mortgage Trust	5.425%	2/12/2051	4,200	3,866
3 Merrill Lynch Mortgage Trust	5.690%	2/12/2051	14,000	11,956
3 Merrill Lynch/Countrywide Commercial Mortgage Trust	6.104%	6/12/2046	41,100	37,523
3 Merrill Lynch/Countrywide Commercial Mortgage Trust	5.378%	8/12/2048	23,995	20,352
3 Merrill Lynch/Countrywide Commercial Mortgage Trust	5.590%	9/12/2049	12,350	11,513
3 Merrill Lynch/Countrywide Commercial Mortgage Trust	5.700%	9/12/2049	33,800	29,068
3,4 Morgan Stanley Capital I	5.803%	6/13/2042	17,900	16,083
3,4 Morgan Stanley Capital I	5.559%	3/12/2044	35,116	31,294
3 Morgan Stanley Capital I	5.270%	6/13/2041	2,800	2,562
3 Morgan Stanley Capital I	5.328%	11/12/2041	4,250	3,697
3 Morgan Stanley Capital I	4.970%	12/15/2041	10,800	9,871
3 Morgan Stanley Capital I	5.168%	1/14/2042	4,650	4,164
3 Morgan Stanley Capital I	5.230%	9/15/2042	28,650	25,398
3 Morgan Stanley Capital I	5.943%	10/15/2042	9,775	8,871
3 Morgan Stanley Capital I	6.457%	1/11/2043	20,150	18,022
3 Morgan Stanley Capital I	5.809%	12/12/2049	18,800	16,267
3 Morgan Stanley Capital I	5.090%	10/12/2052	9,300	8,972
3 Morgan Stanley Dean Witter Capital I	6.660%	2/15/2033	4,704	4,799
3 Morgan Stanley Dean Witter Capital I	6.390%	7/15/2033	4,780	4,841
3 Morgan Stanley Dean Witter Capital I	4.920%	3/12/2035	20,000	18,573
3 Morgan Stanley Dean Witter Capital I	6.390%	10/15/2035	5,000	4,894
3 Morgan Stanley Dean Witter Capital I	4.740%	11/13/2036	1,340	1,253
3 Nissan Auto Receivables Owner Trust	5.050%	11/17/2014	7,875	7,633
3 Oncor Electric Delivery Transition Bond Co.	4.030%	2/15/2012	1,318	1,308
3 PG&E Energy Recovery Funding LLC	4.140%	9/25/2012	8,625	8,577
3 PG&E Energy Recovery Funding LLC	5.030%	3/25/2014	13,650	13,745
3 PNC Mortgage Acceptance Corp.	7.300%	10/12/2033	852	855
3 PP&L Transition Bond Co. LLC	7.150%	6/25/2009	136	137
3 PSE&G Transition Funding LLC	6.890%	12/15/2017	19,800	20,756
3 Prudential Securities Secured Financing	7.193%	6/16/2031	2,549	2,573
3 Public Service New Hampshire Funding LLC	5.730%	11/1/2010	55	56
3 Residential Asset Securities Corp.	6.489%	10/25/2030	404	364
3 Salomon Brothers Mortgage Securities VII	5.513%	9/25/2033	19,292	18,398
3 USAA Auto Owner Trust	4.550%	2/16/2010	1,181	1,181
3 USAA Auto Owner Trust	5.360%	2/15/2011	9,782	9,789
3 USAA Auto Owner Trust	4.710%	2/18/2014	16,075	15,632
3,4 Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/2042	17,775	15,747
3,4 Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/2035	3,600	3,345
3,4 Wachovia Bank Commercial Mortgage Trust	5.384%	10/15/2044	17,435	15,610
3,4 Wachovia Bank Commercial Mortgage Trust	5.408%	7/15/2041	27,995	25,780
3,4 Wachovia Bank Commercial Mortgage Trust	5.440%	12/15/2044	37,450	33,193
3,4 Wachovia Bank Commercial Mortgage Trust	5.926%	5/15/2043	16,200	14,664
3 Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/2034	1,985	1,900
3 Wachovia Bank Commercial Mortgage Trust	4.980%	11/15/2034	900	825
3 Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/2035	900	843
3 Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/2041	4,100	4,032
3 Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/2041	25,955	23,314
3 Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/2041	8,950	8,881
3 Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/2041	23,800	21,094
3 Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/2042	7,525	6,619
3 Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/2044	17,104	14,713
3 Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/2048	20,250	18,301
3 World Omni Auto Receivables Trust	3.940%	10/15/2012	19,200	18,840

				3,731,009

Finance (7.3%)
Banking (3.4%)
ABN AMRO Bank NV	4.650%	6/4/2018	325	281
Abbey National PLC	7.950%	10/26/2029	14,415	14,271
AmSouth Bank NA	5.200%	4/1/2015	6,200	5,106
Associates Corp. of North America	6.950%	11/1/2018	350	326
BAC Capital Trust XI	6.625%	5/23/2036	1,675	1,265
BB&T Capital Trust II	6.750%	6/7/2036	9,475	6,734
3 BB&T Capital Trust IV	6.820%	6/12/2037	4,825	3,286
BB&T Corp.	6.500%	8/1/2011	3,030	2,993
BB&T Corp.	4.750%	10/1/2012	7,025	6,395
BB&T Corp.	5.200%	12/23/2015	5,550	4,542
BB&T Corp.	5.625%	9/15/2016	6,950	5,891
BB&T Corp.	4.900%	6/30/2017	625	477
BB&T Corp.	5.250%	11/1/2019	4,275	3,183
Banc One Corp.	7.625%	10/15/2026	1,475	1,464
5 Banco Bilbao Vizcaya ARG	5.750%	7/20/2017	23,425	25,093
Bank One Corp.	7.875%	8/1/2010	21,180	21,733
Bank One Corp.	5.250%	1/30/2013	4,725	4,369
Bank One Corp.	4.900%	4/30/2015	2,475	2,195
3 Bank of America Capital Trust XIV	5.630%	12/31/2049	7,880	4,176
Bank of America Corp.	4.500%	8/1/2010	9,850	9,724
Bank of America Corp.	4.250%	10/1/2010	9,625	9,311
Bank of America Corp.	4.375%	12/1/2010	2,500	2,406
Bank of America Corp.	5.375%	8/15/2011	3,100	3,021
Bank of America Corp.	6.250%	4/15/2012	5,925	5,800
Bank of America Corp.	5.375%	9/11/2012	1,800	1,705
Bank of America Corp.	4.875%	9/15/2012	4,525	4,208
Bank of America Corp.	4.900%	5/1/2013	31,490	29,542
Bank of America Corp.	5.375%	6/15/2014	3,750	3,538
Bank of America Corp.	5.125%	11/15/2014	27,725	25,499
Bank of America Corp.	5.250%	12/1/2015	4,900	4,217
Bank of America Corp.	5.750%	8/15/2016	13,925	12,682
Bank of America Corp.	5.625%	10/14/2016	15,425	13,424
Bank of America Corp.	5.300%	3/15/2017	30,225	26,156
Bank of America Corp.	5.420%	3/15/2017	24,275	20,710
Bank of America Corp.	6.100%	6/15/2017	6,650	6,159
Bank of America Corp.	6.000%	9/1/2017	1,225	1,150
Bank of America Corp.	5.750%	12/1/2017	5,100	4,492
Bank of America Corp.	5.650%	5/1/2018	21,100	18,170
Bank of America Corp.	5.625%	3/8/2035	12,350	8,127
Bank of America Corp.	6.000%	10/15/2036	17,250	13,576
Bank of America Corp.	6.500%	9/15/2037	2,950	2,306
Bank of New York Mellon	4.950%	1/14/2011	2,550	2,535
Bank of New York Mellon	6.375%	4/1/2012	400	403
Bank of New York Mellon	4.950%	11/1/2012	23,400	22,742
Bank of New York Mellon	4.500%	4/1/2013	2,650	2,517
Bank of New York Mellon	5.125%	8/27/2013	4,475	4,286
Bank of New York Mellon	4.950%	3/15/2015	7,400	6,599
Bank of Tokyo-Mitsubishi	8.400%	4/15/2010	8,525	8,989
BankAmerica Capital II	8.000%	12/15/2026	100	89
3 Barclays Bank PLC	6.278%	12/29/2049	3,295	2,320
Barclays Bank PLC	5.450%	9/12/2012	5,950	5,842
Bear Stearns Co., Inc.	4.550%	6/23/2010	7,850	7,457
Bear Stearns Co., Inc.	4.500%	10/28/2010	3,120	3,084
Bear Stearns Co., Inc.	5.350%	2/1/2012	28,975	28,308
Bear Stearns Co., Inc.	6.950%	8/10/2012	10,000	10,005
Bear Stearns Co., Inc.	5.700%	11/15/2014	18,240	16,628
Bear Stearns Co., Inc.	5.300%	10/30/2015	7,715	6,974
Bear Stearns Co., Inc.	5.550%	1/22/2017	5,150	4,365
Bear Stearns Co., Inc.	6.400%	10/2/2017	4,975	4,738
Bear Stearns Co., Inc.	7.250%	2/1/2018	13,450	13,388
Bear Stearns Co., Inc.	4.650%	7/2/2018	2,075	1,650
Charter One Bank N.A.	5.500%	4/26/2011	13,150	13,458
3,5 Citicorp Lease Pass-Through Trust	8.040%	12/15/2019	18,025	17,396
3 Citigroup Capital XXI	8.300%	12/21/2037	19,325	15,725
Citigroup, Inc.	4.125%	2/22/2010	4,175	3,814
Citigroup, Inc.	4.625%	8/3/2010	7,900	7,080
Citigroup, Inc.	6.500%	1/18/2011	16,870	16,187
Citigroup, Inc.	5.125%	2/14/2011	3,500	3,218
Citigroup, Inc.	5.100%	9/29/2011	39,500	35,604
Citigroup, Inc.	6.000%	2/21/2012	9,075	8,311
Citigroup, Inc.	5.250%	2/27/2012	12,475	11,052
Citigroup, Inc.	5.500%	8/27/2012	2,925	2,600
Citigroup, Inc.	5.625%	8/27/2012	8,140	7,269
Citigroup, Inc.	5.300%	10/17/2012	29,325	25,778
Citigroup, Inc.	5.500%	4/11/2013	36,750	31,772
Citigroup, Inc.	6.500%	8/19/2013	29,375	26,064
Citigroup, Inc.	5.125%	5/5/2014	1,675	1,494
Citigroup, Inc.	5.000%	9/15/2014	20,293	15,024
Citigroup, Inc.	4.875%	5/7/2015	1,075	861
Citigroup, Inc.	4.700%	5/29/2015	4,075	3,331
Citigroup, Inc.	5.300%	1/7/2016	24,600	20,898
Citigroup, Inc.	5.500%	2/15/2017	4,000	3,224
Citigroup, Inc.	6.000%	8/15/2017	18,300	15,162
Citigroup, Inc.	6.125%	11/21/2017	13,100	10,612
Citigroup, Inc.	6.125%	5/15/2018	7,525	6,134
Citigroup, Inc.	6.625%	6/15/2032	1,525	1,262
Citigroup, Inc.	5.875%	2/22/2033	13,800	10,323
Citigroup, Inc.	6.000%	10/31/2033	2,575	1,954
Citigroup, Inc.	5.850%	12/11/2034	2,000	1,447
Citigroup, Inc.	6.125%	8/25/2036	9,575	7,122
Citigroup, Inc.	5.875%	5/29/2037	7,250	5,158
Citigroup, Inc.	6.875%	3/5/2038	20,000	16,414
Colonial Bank NA	6.375%	12/1/2015	1,425	1,059
Comerica Bank	5.750%	11/21/2016	12,700	6,985
Comerica Bank	5.200%	8/22/2017	5,450	2,997
3 Comerica Capital Trust II	6.576%	2/20/2032	4,350	2,093
Compass Bank	6.400%	10/1/2017	2,700	2,321
Compass Bank	5.900%	4/1/2026	2,400	1,718
3 Credit Suisse First Boston USA, Inc.	5.860%	5/15/2049	9,250	7,037
Credit Suisse First Boston USA, Inc.	4.700%	6/1/2009	15	15
Credit Suisse First Boston USA, Inc.	4.125%	1/15/2010	6,975	6,908
Credit Suisse First Boston USA, Inc.	4.875%	8/15/2010	24,600	24,077
Credit Suisse First Boston USA, Inc.	5.250%	3/2/2011	9,275	9,175
Credit Suisse First Boston USA, Inc.	5.500%	8/16/2011	10,125	9,958
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	11,825	11,593
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	3,675	3,666
Credit Suisse First Boston USA, Inc.	5.500%	8/15/2013	12,110	11,498
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	19,700	17,881
Credit Suisse First Boston USA, Inc.	5.125%	8/15/2015	14,815	13,450
Credit Suisse First Boston USA, Inc.	5.375%	3/2/2016	1,175	1,080
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	2,825	2,754
Credit Suisse New York	5.000%	5/15/2013	19,800	18,901
Credit Suisse New York	6.000%	2/15/2018	5,200	4,787
Deutsche Bank AG London	5.375%	10/12/2012	15,875	15,293
Deutsche Bank AG London	4.875%	5/20/2013	13,200	12,427
Deutsche Bank AG London	6.000%	9/1/2017	29,375	28,339
Deutsche Bank Financial LLC	5.375%	3/2/2015	5,400	5,064
Fifth Third Bancorp.	4.200%	2/23/2010	4,275	2,180
Fifth Third Bancorp.	6.250%	5/1/2013	5,950	3,867
Fifth Third Bancorp.	4.750%	2/1/2015	10,950	4,939
Fifth Third Bancorp.	4.500%	6/1/2018	1,550	697
Fifth Third Bancorp.	8.250%	3/1/2038	5,450	4,134
3 Fifth Third Capital Trust IV	6.500%	4/15/2017	4,350	1,881
First Tennessee Bank	5.050%	1/15/2015	1,825	1,204
First Union Institutional Capital I	8.040%	12/1/2026	1,825	1,095
FirstStar Bank	7.125%	12/1/2009	2,685	2,735
Fleet Capital Trust II	7.920%	12/11/2026	2,315	2,286
Golden West Financial Corp.	4.750%	10/1/2012	3,315	2,652
5 HBOS Treasury Services PLC	5.250%	2/21/2017	21,125	17,996
5 HBOS Treasury Services PLC	6.750%	5/21/2018	7,250	5,880
HSBC Bank PLC	6.950%	3/15/2011	11,350	11,742
HSBC Bank USA	4.625%	4/1/2014	4,125	3,671
HSBC Bank USA	5.875%	11/1/2034	2,475	1,898
HSBC Bank USA	5.625%	8/15/2035	4,825	3,558
HSBC Holdings PLC	7.625%	5/17/2032	1,250	1,198
HSBC Holdings PLC	7.350%	11/27/2032	2,515	2,336
HSBC Holdings PLC	6.500%	5/2/2036	22,600	18,808
HSBC Holdings PLC	6.500%	9/15/2037	16,575	13,758
HSBC Holdings PLC	6.800%	6/1/2038	7,200	6,211
5 ICICI Bank Ltd.	6.625%	10/3/2012	6,425	6,174
JPM Capital Trust	6.550%	9/29/2036	8,725	6,624
JPMorgan Capital Trust	5.875%	3/15/2035	4,225	3,031
JPMorgan Chase & Co.	7.875%	6/15/2010	450	461
JPMorgan Chase & Co.	6.750%	2/1/2011	14,862	14,800
JPMorgan Chase & Co.	5.600%	6/1/2011	37,400	37,231
JPMorgan Chase & Co.	4.850%	6/16/2011	13,925	13,522
JPMorgan Chase & Co.	4.500%	1/15/2012	9,400	8,738
JPMorgan Chase & Co.	6.625%	3/15/2012	12,575	12,629
JPMorgan Chase & Co.	5.375%	10/1/2012	26,725	25,117
JPMorgan Chase & Co.	5.750%	1/2/2013	7,150	6,718
JPMorgan Chase & Co.	4.750%	5/1/2013	8,575	8,173
JPMorgan Chase & Co.	5.375%	1/15/2014	2,575	2,347
JPMorgan Chase & Co.	4.875%	3/15/2014	19,540	17,711
JPMorgan Chase & Co.	5.125%	9/15/2014	13,085	11,891
JPMorgan Chase & Co.	4.750%	3/1/2015	2,800	2,469
JPMorgan Chase & Co.	5.250%	5/1/2015	9,725	8,850
JPMorgan Chase & Co.	5.150%	10/1/2015	3,860	3,406
JPMorgan Chase & Co.	5.875%	6/13/2016	5,075	4,821
JPMorgan Chase & Co.	6.125%	6/27/2017	14,825	13,404
JPMorgan Chase & Co.	6.000%	10/1/2017	2,950	2,714
JPMorgan Chase & Co.	6.000%	1/15/2018	4,275	3,889
JPMorgan Chase & Co.	5.850%	8/1/2035	825	599
JPMorgan Chase & Co.	6.400%	5/15/2038	13,575	11,810
JPMorgan Chase Capital XXII	6.450%	2/2/2037	12,275	8,892
JPMorgan Chase Capital XXV	6.800%	10/1/2037	9,650	7,397
KeyBank NA	7.000%	2/1/2011	725	670
KeyBank NA	5.500%	9/17/2012	6,800	5,563
KeyBank NA	5.800%	7/1/2014	3,675	2,726
KeyBank NA	4.950%	9/15/2015	7,175	4,840
KeyBank NA	5.450%	3/3/2016	7,175	4,664
KeyCorp	6.500%	5/14/2013	6,750	4,916
MBNA America Bank NA	6.625%	6/15/2012	3,465	3,354
MBNA Corp.	7.500%	3/15/2012	3,245	3,351
MBNA Corp.	6.125%	3/1/2013	4,900	4,843
MBNA Corp.	5.000%	6/15/2015	4,375	3,843
3 Manufacturers & Traders Trust Co.	5.585%	12/28/2015	550	433
Manufacturers & Traders Trust Co.	6.625%	12/4/2017	8,350	7,001
Marshall & Ilsley Bank	5.250%	9/4/2012	1,150	999
Marshall & Ilsley Bank	4.850%	6/16/2015	700	520
Marshall & Ilsley Bank	5.000%	1/17/2017	250	178
Mellon Bank NA	4.750%	12/15/2014	3,650	3,292
3 Mellon Capital IV	6.244%	6/29/2049	200	112
Mellon Funding Corp.	6.400%	5/14/2011	450	444
Mellon Funding Corp.	5.000%	12/1/2014	1,100	985
NB Capital Trust II	7.830%	12/15/2026	5,000	4,360
NB Capital Trust IV	8.250%	4/15/2027	3,400	3,088
National City Bank	4.500%	3/15/2010	7,525	3,574
National City Bank	6.250%	3/15/2011	575	230
National City Bank	4.625%	5/1/2013	3,225	1,451
National City Corp.	4.900%	1/15/2015	1,725	949
National City Corp.	6.875%	5/15/2019	850	425
3 National City Preferred Capital Trust I	12.000%	12/31/2049	7,025	3,021
National Westminster Bank PLC	7.375%	10/1/2009	450	449
NationsBank Corp.	6.800%	3/15/2028	725	621
5 Nationwide Building Society	5.500%	7/18/2012	24,775	25,504
North Fork Bancorp., Inc.	5.875%	8/15/2012	250	225
5 Northern Rock PLC	5.625%	6/22/2017	47,600	48,474
Northern Trust Co.	5.500%	8/15/2013	1,575	1,608
Northern Trust Co.	6.500%	8/15/2018	1,400	1,417
PNC Bank NA	4.875%	9/21/2017	9,750	8,371
PNC Bank NA	6.000%	12/7/2017	1,425	1,332
PNC Bank NA	6.875%	4/1/2018	175	173
PNC Funding Corp.	4.500%	3/10/2010	500	493
PNC Funding Corp.	5.125%	12/14/2010	5,750	5,704
PNC Funding Corp.	5.250%	11/15/2015	10,275	9,065
PNC Funding Corp.	5.625%	2/1/2017	1,075	965
Paribas NY	6.950%	7/22/2013	1,225	1,340
Regions Bank	7.500%	5/15/2018	5,275	4,220
Regions Financial Corp.	4.375%	12/1/2010	1,000	922
Regions Financial Corp.	7.000%	3/1/2011	4,275	3,967
Regions Financial Corp.	6.375%	5/15/2012	15,925	14,014
3 Regions Financial Corp.	6.625%	5/15/2027	5,075	2,666
Regions Financial Corp.	7.375%	12/10/2037	4,950	3,168
Royal Bank of Canada	4.125%	1/26/2010	13,450	13,293
3 Royal Bank of Scotland Group PLC	5.512%	9/29/2049	6,774	5,380
3 Royal Bank of Scotland Group PLC	7.640%	3/31/2049	4,975	3,977
3 Royal Bank of Scotland Group PLC	7.648%	8/29/2049	23,895	18,173
Royal Bank of Scotland Group PLC	6.375%	2/1/2011	1,675	1,691
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	13,125	12,592
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	9,825	8,716
Santander Central Hispano Issuances Ltd.	7.625%	9/14/2010	12,500	12,790
Santander Financial Issuances	6.375%	2/15/2011	1,400	1,429
Sanwa Bank Ltd.	7.400%	6/15/2011	12,800	13,645
Southtrust Corp.	5.800%	6/15/2014	3,075	1,999
Sovereign Bancorp, Inc.	4.800%	9/1/2010	8,275	7,034
Sovereign Bancorp, Inc.	8.750%	5/30/2018	1,650	1,072
Sovereign Bank	5.125%	3/15/2013	2,900	1,682
3,5 Standard Chartered PLC	6.409%	12/31/2049	7,100	5,248
State Street Capital Trust	5.300%	1/15/2016	3,425	3,114
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	16,075	17,637
SunTrust Banks, Inc.	6.375%	4/1/2011	8,455	8,349
SunTrust Banks, Inc.	5.250%	11/5/2012	8,150	7,404
SunTrust Banks, Inc.	5.000%	9/1/2015	350	288
SunTrust Banks, Inc.	6.000%	9/11/2017	7,175	6,136
SunTrust Banks, Inc.	5.450%	12/1/2017	500	406
SunTrust Banks, Inc.	7.250%	3/15/2018	1,100	991
SunTrust Banks, Inc.	6.000%	2/15/2026	3,925	2,942
SunTrust Capital VIII	6.100%	12/15/2036	3,635	1,759
3 SunTrust Preferred Capital I	5.853%	12/31/2049	2,875	1,725
Swiss Bank Corp.	7.000%	10/15/2015	2,825	2,739
Swiss Bank Corp.	7.375%	6/15/2017	4,175	4,147
Synovus Financial Corp.	5.125%	6/15/2017	4,925	3,406
UBS AG	5.875%	7/15/2016	2,800	2,572
UBS AG	5.875%	12/20/2017	32,534	29,812
UBS AG	5.750%	4/25/2018	10,975	9,834
UFJ Finance Aruba AEC	6.750%	7/15/2013	27,325	28,494
US Bank NA	6.375%	8/1/2011	6,975	7,137
US Bank NA	6.300%	2/4/2014	9,150	8,936
US Bank NA	4.950%	10/30/2014	10,225	9,796
3 USB Capital IX	6.189%	4/15/2049	10,040	5,020
Union Bank of California NA	5.950%	5/11/2016	4,700	4,176
Union Planters Corp.	7.750%	3/1/2011	7,525	7,280
UnionBanCal Corp.	5.250%	12/16/2013	1,480	1,397
Wachovia Bank NA	4.800%	11/1/2014	6,825	4,504
Wachovia Bank NA	4.875%	2/1/2015	17,300	11,764
Wachovia Bank NA	5.000%	8/15/2015	1,110	666
Wachovia Bank NA	6.000%	11/15/2017	9,825	6,877
Wachovia Bank NA	5.850%	2/1/2037	18,225	10,935
Wachovia Bank NA	6.600%	1/15/2038	14,625	7,312
3,4 Wachovia Capital Trust III	5.800%	3/15/2011	12,925	5,428
Wachovia Corp.	7.875%	2/15/2010	3,700	2,775
Wachovia Corp.	4.375%	6/1/2010	6,875	5,844
Wachovia Corp.	7.800%	8/18/2010	12,905	10,840
Wachovia Corp.	5.300%	10/15/2011	17,775	15,109
Wachovia Corp.	5.500%	5/1/2013	14,975	12,467
Wachovia Corp.	4.875%	2/15/2014	6,150	4,059
Wachovia Corp.	5.250%	8/1/2014	1,120	728
Wachovia Corp.	5.625%	10/15/2016	4,900	3,136
Wachovia Corp.	5.750%	6/15/2017	31,175	23,381
Wachovia Corp.	5.750%	2/1/2018	2,200	1,760
Wachovia Corp.	6.605%	10/1/2025	275	176
5 Wachovia Corp.	8.000%	12/15/2026	5,125	3,075
Wachovia Corp.	7.500%	4/15/2035	1,100	825
Wachovia Corp.	5.500%	8/1/2035	3,600	1,800
Wachovia Corp.	6.550%	10/15/2035	775	504
Wells Fargo & Co.	4.200%	1/15/2010	29,379	29,391
Wells Fargo & Co.	4.875%	1/12/2011	15,575	15,325
Wells Fargo & Co.	6.375%	8/1/2011	2,000	2,038
Wells Fargo & Co.	5.300%	8/26/2011	4,800	4,758
Wells Fargo & Co.	5.125%	9/1/2012	4,000	3,857
Wells Fargo & Co.	5.250%	10/23/2012	19,850	19,208
Wells Fargo & Co.	4.375%	1/31/2013	9,175	8,655
Wells Fargo & Co.	4.950%	10/16/2013	10,350	9,813
Wells Fargo & Co.	4.625%	4/15/2014	275	247
Wells Fargo & Co.	5.625%	12/11/2017	33,775	31,040
Wells Fargo & Co.	5.375%	2/7/2035	5,625	4,393
Wells Fargo Bank NA	6.450%	2/1/2011	15,800	15,889
Wells Fargo Bank NA	4.750%	2/9/2015	12,875	11,669
Wells Fargo Bank NA	5.750%	5/16/2016	7,925	7,424
Wells Fargo Bank NA	5.950%	8/26/2036	10,275	8,949
Wells Fargo Capital X	5.950%	12/15/2036	3,075	2,596
3 Wells Fargo Capital XIII	7.700%	12/29/2049	8,050	7,245
3 Wells Fargo Capital XV	9.750%	12/29/2049	5,925	5,777
Wells Fargo Financial	5.500%	8/1/2012	3,975	3,890
World Savings Bank, FSB	4.125%	12/15/2009	3,500	3,150
Zions Bancorp.	5.500%	11/16/2015	6,950	3,822
Brokerage (1.1%)
Ameriprise Financial Inc.	5.350%	11/15/2010	5,900	5,861
Ameriprise Financial Inc.	5.650%	11/15/2015	4,925	4,348
3 Ameriprise Financial Inc.	7.518%	6/1/2016	1,250	965
BlackRock, Inc.	6.250%	9/15/2017	4,000	3,847
Dean Witter, Discover & Co.	6.750%	10/15/2013	800	504
5 Fidelity Investments	7.490%	6/15/2019	1,000	1,012
3 Goldman Sachs Capital II	5.793%	12/29/2049	8,625	3,622
Goldman Sachs Group, Inc.	4.500%	6/15/2010	5,945	5,455
Goldman Sachs Group, Inc.	6.875%	1/15/2011	7,750	7,401
Goldman Sachs Group, Inc.	6.600%	1/15/2012	33,600	31,321
Goldman Sachs Group, Inc.	5.450%	11/1/2012	12,375	11,014
Goldman Sachs Group, Inc.	5.250%	4/1/2013	12,415	10,429
Goldman Sachs Group, Inc.	4.750%	7/15/2013	11,050	9,282
Goldman Sachs Group, Inc.	5.250%	10/15/2013	16,550	13,902
Goldman Sachs Group, Inc.	5.150%	1/15/2014	3,015	2,563
Goldman Sachs Group, Inc.	5.000%	10/1/2014	15,550	12,751
Goldman Sachs Group, Inc.	5.125%	1/15/2015	14,735	12,304
Goldman Sachs Group, Inc.	5.350%	1/15/2016	18,900	15,592
Goldman Sachs Group, Inc.	5.750%	10/1/2016	5,600	4,648
Goldman Sachs Group, Inc.	5.625%	1/15/2017	14,750	12,242
Goldman Sachs Group, Inc.	6.250%	9/1/2017	33,125	27,494
Goldman Sachs Group, Inc.	5.950%	1/18/2018	29,650	24,609
Goldman Sachs Group, Inc.	6.150%	4/1/2018	18,225	15,309
Goldman Sachs Group, Inc.	5.950%	1/15/2027	11,250	7,875
Goldman Sachs Group, Inc.	6.125%	2/15/2033	11,825	8,756
Goldman Sachs Group, Inc.	6.345%	2/15/2034	19,225	12,324
Goldman Sachs Group, Inc.	6.450%	5/1/2036	3,200	2,240

Goldman Sachs Group, Inc.	6.750%	10/1/2037	46,750	32,725
Janus Capital Group	5.875%	9/15/2011	3,375	3,222
Janus Capital Group	6.700%	6/15/2017	2,575	2,247
Jefferies Group Inc.	6.450%	6/8/2027	14,325	10,789
Jefferies Group Inc.	6.250%	1/15/2036	8,425	6,006
Lazard Group	6.850%	6/15/2017	7,775	6,440
6 Lehman Brothers Capital Trust VII	5.857%	11/29/2049	6,575	0
6 Lehman Brothers Holdings, Inc.	5.250%	2/6/2012	9,625	1,227
6 Lehman Brothers Holdings, Inc.	6.000%	7/19/2012	8,800	1,100
6 Lehman Brothers Holdings, Inc.	5.750%	5/17/2013	16,575	2,072
6 Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	21,075	2,634
6 Lehman Brothers Holdings, Inc.	5.750%	1/3/2017	700	1
6 Lehman Brothers Holdings, Inc.	6.500%	7/19/2017	19,975	13
6 Lehman Brothers Holdings, Inc.	5.875%	11/15/2017	575	65
6 Lehman Brothers Holdings, Inc.	6.750%	12/28/2017	19,800	49
6 Lehman Brothers Holdings, Inc.	6.000%	5/3/2027	7,200	5
6 Lehman Brothers Holdings, Inc.	7.000%	9/27/2027	11,475	1,492
6 Lehman Brothers Holdings, Inc.	7.500%	5/11/2038	11,575	14
Merrill Lynch & Co., Inc.	4.125%	9/10/2009	7,775	7,250
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	12,880	10,974
Merrill Lynch & Co., Inc.	5.770%	7/25/2011	4,325	3,963
Merrill Lynch & Co., Inc.	6.050%	8/15/2012	12,850	11,452
Merrill Lynch & Co., Inc.	5.450%	2/5/2013	18,650	16,353
Merrill Lynch & Co., Inc.	6.150%	4/25/2013	25,800	22,778
Merrill Lynch & Co., Inc.	5.000%	2/3/2014	7,100	5,590
Merrill Lynch & Co., Inc.	5.450%	7/15/2014	2,875	2,281
Merrill Lynch & Co., Inc.	5.000%	1/15/2015	19,150	15,511
Merrill Lynch & Co., Inc.	6.050%	5/16/2016	3,550	2,782
Merrill Lynch & Co., Inc.	5.700%	5/2/2017	20,600	15,745
Merrill Lynch & Co., Inc.	6.400%	8/28/2017	13,750	10,994
Merrill Lynch & Co., Inc.	6.875%	4/25/2018	15,000	13,134
Merrill Lynch & Co., Inc.	6.500%	7/15/2018	425	361
Merrill Lynch & Co., Inc.	6.875%	11/15/2018	19	17
Merrill Lynch & Co., Inc.	6.220%	9/15/2026	19,050	14,324
Merrill Lynch & Co., Inc.	6.110%	1/29/2037	5,625	3,802
Merrill Lynch & Co., Inc.	7.750%	5/14/2038	13,275	11,387
Morgan Stanley Dean Witter	4.000%	1/15/2010	19,250	15,881
Morgan Stanley Dean Witter	4.250%	5/15/2010	15,155	12,313
Morgan Stanley Dean Witter	5.050%	1/21/2011	2,700	1,944
Morgan Stanley Dean Witter	6.750%	4/15/2011	22,510	16,432
Morgan Stanley Dean Witter	5.625%	1/9/2012	6,525	4,437
Morgan Stanley Dean Witter	6.600%	4/1/2012	14,510	9,867
Morgan Stanley Dean Witter	5.750%	8/31/2012	9,400	6,486
Morgan Stanley Dean Witter	5.300%	3/1/2013	21,950	13,938
Morgan Stanley Dean Witter	4.750%	4/1/2014	26,250	13,125
Morgan Stanley Dean Witter	6.000%	4/28/2015	15,575	9,812
Morgan Stanley Dean Witter	5.375%	10/15/2015	7,100	4,615
Morgan Stanley Dean Witter	5.750%	10/18/2016	17,025	11,364
Morgan Stanley Dean Witter	5.450%	1/9/2017	11,125	7,231
Morgan Stanley Dean Witter	5.550%	4/27/2017	3,725	2,309
Morgan Stanley Dean Witter	5.950%	12/28/2017	22,050	14,994
Morgan Stanley Dean Witter	6.625%	4/1/2018	24,575	16,465
Morgan Stanley Dean Witter	6.250%	8/9/2026	18,625	11,358
Morgan Stanley Dean Witter	7.250%	4/1/2032	9,415	6,308
3 Schwab Capital Trust I	7.500%	11/15/2017	2,150	1,847
Finance Companies (1.4%)
Allied Capital Corp.	6.000%	4/1/2012	3,125	2,899
American Exoress Co.	7.000%	3/19/2018	12,775	11,563
American Express Bank, FSB	5.550%	10/17/2012	4,225	3,877
American Express Bank, FSB	5.500%	4/16/2013	10,000	9,413
American Express Bank, FSB	6.000%	9/13/2017	5,200	4,597
American Express Centurion Bank	5.200%	11/26/2010	1,975	1,946
American Express Centurion Bank	5.550%	10/17/2012	3,100	2,836
American Express Centurion Bank	6.000%	9/13/2017	4,650	4,180
American Express Co.	4.875%	7/15/2013	7,300	6,559
3 American Express Co.	6.800%	9/1/2016	7,565	6,665
American Express Co.	5.500%	9/12/2016	3,600	3,036
American Express Co.	6.150%	8/28/2017	8,625	7,266
American Express Co.	8.150%	3/19/2038	2,500	2,212
American Express Credit Corp.	5.000%	12/2/2010	6,075	5,913
American Express Credit Corp.	5.875%	5/2/2013	15,450	14,165
American Express Credit Corp.	7.300%	8/20/2013	7,175	6,882
5 American Express Travel	5.250%	11/21/2011	7,750	7,493
American General Finance Corp.	3.875%	10/1/2009	4,000	2,840
American General Finance Corp.	4.875%	5/15/2010	5,100	3,009
American General Finance Corp.	5.625%	8/17/2011	7,625	4,117
American General Finance Corp.	4.875%	7/15/2012	1,650	759
American General Finance Corp.	5.375%	10/1/2012	1,000	410
American General Finance Corp.	5.850%	6/1/2013	19,820	9,117
American General Finance Corp.	5.750%	9/15/2016	4,925	2,216
American General Finance Corp.	6.900%	12/15/2017	13,800	5,796
Block Financial LLC	7.875%	1/15/2013	2,000	2,123
CIT Group Funding Co. of Canada	4.650%	7/1/2010	7,550	4,983
CIT Group Funding Co. of Canada	5.200%	6/1/2015	8,575	4,287
CIT Group Funding Co. of Canada	5.600%	11/2/2011	5,300	3,180
CIT Group, Inc.	4.250%	2/1/2010	3,475	2,502
CIT Group, Inc.	5.200%	11/3/2010	3,525	2,150
CIT Group, Inc.	4.750%	12/15/2010	3,650	2,336
CIT Group, Inc.	5.600%	4/27/2011	6,375	4,080
CIT Group, Inc.	5.800%	7/28/2011	5,325	3,248
CIT Group, Inc.	7.625%	11/30/2012	7,325	4,358
CIT Group, Inc.	5.400%	3/7/2013	7,450	4,619
CIT Group, Inc.	5.000%	2/13/2014	125	72
CIT Group, Inc.	5.125%	9/30/2014	5,625	2,869
CIT Group, Inc.	5.000%	2/1/2015	4,175	2,129
CIT Group, Inc.	5.400%	1/30/2016	2,750	1,375
CIT Group, Inc.	5.850%	9/15/2016	6,450	3,289
CIT Group, Inc.	5.650%	2/13/2017	8,825	4,412
3 CIT Group, Inc.	6.100%	3/15/2017	225	82
CIT Group, Inc.	6.000%	4/1/2036	2,150	881
Capital One Bank	5.750%	9/15/2010	2,025	1,767
Capital One Bank	6.500%	6/13/2013	5,500	4,976
Capital One Capital III	7.686%	8/15/2036	7,650	3,462
Capital One Capital IV	6.745%	2/17/2037	3,100	1,550
Capital One Financial Corp.	5.700%	9/15/2011	4,025	3,412
Capital One Financial Corp.	4.800%	2/21/2012	2,125	1,905
Capital One Financial Corp.	5.500%	6/1/2015	6,075	5,254
Capital One Financial Corp.	6.150%	9/1/2016	6,525	5,048
Capital One Financial Corp.	5.250%	2/21/2017	1,775	1,470
Capital One Financial Corp.	6.750%	9/15/2017	7,225	6,516
Capmark Financial Group	5.875%	5/10/2012	1,775	887
Capmark Financial Group	6.300%	5/10/2017	3,625	1,450
Countrywide Financial Corp.	5.800%	6/7/2012	8,175	6,908
Countrywide Financial Corp.	6.250%	5/15/2016	3,525	2,608
Countrywide Home Loan	5.625%	7/15/2009	340	320
Countrywide Home Loan	4.125%	9/15/2009	15,535	13,981
Countrywide Home Loan	4.000%	3/22/2011	4,950	4,306
Discover Financial Services	6.450%	6/12/2017	1,250	791
General Electric Capital Corp.	8.300%	9/20/2009	275	279
General Electric Capital Corp.	5.250%	10/27/2009	9,725	9,598
General Electric Capital Corp.	4.250%	9/13/2010	5,250	5,099
General Electric Capital Corp.	4.875%	10/21/2010	11,450	11,144
General Electric Capital Corp.	5.000%	12/1/2010	2,650	2,580
General Electric Capital Corp.	6.125%	2/22/2011	13,705	13,450
General Electric Capital Corp.	5.500%	4/28/2011	11,475	11,068
General Electric Capital Corp.	5.875%	2/15/2012	33,565	32,512
General Electric Capital Corp.	4.375%	3/3/2012	11,200	10,405
General Electric Capital Corp.	5.000%	4/10/2012	250	236
General Electric Capital Corp.	6.000%	6/15/2012	20,175	19,378
General Electric Capital Corp.	5.250%	10/19/2012	48,375	45,303
General Electric Capital Corp.	5.450%	1/15/2013	10,475	9,724
General Electric Capital Corp.	4.800%	5/1/2013	21,150	19,174
General Electric Capital Corp.	5.500%	6/4/2014	15,725	14,735
General Electric Capital Corp.	5.650%	6/9/2014	9,200	8,675
General Electric Capital Corp.	5.375%	10/20/2016	4,450	3,880
General Electric Capital Corp.	5.400%	2/15/2017	24,400	21,014
General Electric Capital Corp.	5.625%	9/15/2017	8,500	7,287
3 General Electric Capital Corp.	6.375%	11/15/2017	12,800	10,968
General Electric Capital Corp.	5.625%	5/1/2018	35,250	29,663
General Electric Capital Corp.	6.750%	3/15/2032	38,685	32,192
General Electric Capital Corp.	6.150%	8/7/2037	11,775	9,069
General Electric Capital Corp.	5.875%	1/14/2038	63,675	47,062
3 HSBC Finance Capital Trust IX	5.911%	11/30/2015	2,700	2,061
HSBC Finance Corp.	4.125%	11/16/2009	6,300	6,152
HSBC Finance Corp.	4.625%	9/15/2010	16,600	16,037
HSBC Finance Corp.	5.250%	1/14/2011	15,425	14,916
HSBC Finance Corp.	5.700%	6/1/2011	18,725	17,996
HSBC Finance Corp.	6.375%	10/15/2011	15,900	15,243
HSBC Finance Corp.	7.000%	5/15/2012	10,375	10,119
HSBC Finance Corp.	5.900%	6/19/2012	5,500	5,230
HSBC Finance Corp.	6.375%	11/27/2012	23,090	22,630
HSBC Finance Corp.	5.250%	1/15/2014	5,600	5,213
HSBC Finance Corp.	5.000%	6/30/2015	33,350	29,275
HSBC Finance Corp.	5.500%	1/19/2016	1,850	1,519
Heller Financial, Inc.	7.375%	11/1/2009	4,500	4,522
International Lease Finance Corp.	4.875%	9/1/2010	1,625	1,251
International Lease Finance Corp.	5.125%	11/1/2010	1,850	1,424
International Lease Finance Corp.	4.950%	2/1/2011	13,350	9,879
International Lease Finance Corp.	5.450%	3/24/2011	6,250	4,625
International Lease Finance Corp.	5.750%	6/15/2011	20,900	15,466
International Lease Finance Corp.	5.300%	5/1/2012	6,075	4,374
International Lease Finance Corp.	5.000%	9/15/2012	9,350	6,264
International Lease Finance Corp.	6.375%	3/25/2013	10,225	7,157
International Lease Finance Corp.	5.625%	9/20/2013	12,115	8,480
International Lease Finance Corp.	5.650%	6/1/2014	5,875	3,936
PHH Corp.	7.125%	3/1/2013	1,150	1,077
SLM Corp.	4.500%	7/26/2010	3,175	2,546
SLM Corp.	5.400%	10/25/2011	21,550	16,157
SLM Corp.	5.375%	1/15/2013	5,325	3,833
SLM Corp.	5.000%	10/1/2013	2,800	1,903
SLM Corp.	5.050%	11/14/2014	2,400	1,555
SLM Corp.	8.450%	6/15/2018	22,875	15,935
SLM Corp.	5.625%	8/1/2033	6,200	3,819
iStar Financial Inc.	5.800%	3/15/2011	5,000	3,100
iStar Financial Inc.	5.650%	9/15/2011	5,750	2,961
iStar Financial Inc.	5.150%	3/1/2012	5,775	2,945
iStar Financial Inc.	8.625%	6/1/2013	5,000	2,875
iStar Financial Inc.	5.950%	10/15/2013	4,550	2,366
iStar Financial Inc.	5.875%	3/15/2016	3,725	2,160
iStar Financial Inc.	5.850%	3/15/2017	600	342
Insurance (1.0%)
ACE Capital Trust II	9.700%	4/1/2030	2,200	2,111
ACE INA Holdings, Inc.	5.600%	5/15/2015	7,375	6,918
ACE INA Holdings, Inc.	5.700%	2/15/2017	3,150	2,926
ACE INA Holdings, Inc.	5.800%	3/15/2018	2,125	1,968
AEGON Funding Corp.	5.750%	12/15/2020	1,350	1,167
AEGON NV	4.750%	6/1/2013	2,225	2,097
AXA Financial, Inc.	7.750%	8/1/2010	1,075	1,099
AXA SA	8.600%	12/15/2030	10,550	10,098
Aetna, Inc.	7.875%	3/1/2011	1,700	1,777
Aetna, Inc.	5.750%	6/15/2011	1,400	1,424
Aetna, Inc.	6.000%	6/15/2016	11,150	10,765
Aetna, Inc.	6.500%	9/15/2018	2,425	2,375
Aetna, Inc.	6.625%	6/15/2036	9,200	8,266
Aetna, Inc.	6.750%	12/15/2037	225	204
Allied World Assurance	7.500%	8/1/2016	6,100	5,521
Allstate Corp.	7.200%	12/1/2009	8,740	8,813
Allstate Corp.	6.125%	2/15/2012	2,990	3,007
Allstate Corp.	5.000%	8/15/2014	2,600	2,433
3 Allstate Corp.	6.125%	5/15/2017	2,700	2,031
Allstate Corp.	6.125%	12/15/2032	2,850	2,458
Allstate Corp.	5.350%	6/1/2033	1,120	867
Allstate Corp.	5.550%	5/9/2035	1,625	1,285
3 Allstate Corp.	6.500%	5/15/2037	6,525	4,295
Allstate Life Global Funding	5.375%	4/30/2013	4,550	4,405
Ambac, Inc.	5.950%	12/5/2035	9,000	3,240
Ambac, Inc.	6.150%	2/7/2087	925	231
American General Capital II	8.500%	7/1/2030	8,590	3,522
American International Group, Inc.	4.250%	5/15/2013	825	437
American International Group, Inc.	4.700%	10/1/2010	1,450	957
American International Group, Inc.	5.375%	10/18/2011	4,200	2,562
American International Group, Inc.	4.950%	3/20/2012	7,430	4,124
American International Group, Inc.	5.050%	10/1/2015	2,800	1,484
American International Group, Inc.	5.600%	10/18/2016	1,875	956
American International Group, Inc.	5.450%	5/18/2017	9,525	4,667
American International Group, Inc.	5.850%	1/16/2018	14,400	7,344
American International Group, Inc.	6.250%	5/1/2036	10,775	5,172
American International Group, Inc.	6.250%	3/15/2037	935	136
3,5 American International Group, Inc.	8.175%	5/15/2038	24,500	3,552
Aon Capital Trust	8.205%	1/1/2027	1,200	1,039
Arch Capital Group Ltd.	7.350%	5/1/2034	3,250	3,181
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014	3,300	3,020
Assurant, Inc.	5.625%	2/15/2014	1,450	1,314
Assurant, Inc.	6.750%	2/15/2034	4,100	3,305
Axis Capital Holdings Ltd.	5.750%	12/1/2014	2,700	2,497
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010	7,900	7,973
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	4,150	4,199
5 Berkshire Hathaway Finance Corp.	4.600%	5/15/2013	10,000	9,868
5 Berkshire Hathaway Finance Corp.	5.000%	8/15/2013	15,850	15,854
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	4,475	4,414
Berkshire Hathaway Finance Corp.	5.100%	7/15/2014	550	545
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	13,400	13,096
5 Berkshire Hathaway Finance Corp.	5.400%	5/15/2018	9,975	9,793
CIGNA Corp.	6.350%	3/15/2018	1,450	1,373
CIGNA Corp.	7.875%	5/15/2027	1,300	1,329
CIGNA Corp.	6.150%	11/15/2036	7,100	6,057
CNA Financial Corp.	6.000%	8/15/2011	3,225	3,257
CNA Financial Corp.	5.850%	12/15/2014	4,225	3,998
CNA Financial Corp.	6.500%	8/15/2016	6,950	6,512
3 Chubb Corp.	6.375%	4/15/2017	7,000	5,539
Chubb Corp.	5.750%	5/15/2018	2,450	2,208
Chubb Corp.	6.000%	5/11/2037	8,600	7,266
Chubb Corp.	6.500%	5/15/2038	2,625	2,257
Cincinnati Financial Corp.	6.920%	5/15/2028	550	502
Cincinnati Financial Corp.	6.125%	11/1/2034	4,300	3,442
Commerce Group, Inc.	5.950%	12/9/2013	1,750	1,730
Coventry Health Care Inc.	6.300%	8/15/2014	4,725	4,369
3 Everest Reinsurance Holdings, Inc.	6.600%	5/15/2017	2,775	1,732
Fidelity National Financial, Inc.	7.300%	8/15/2011	4,850	4,898
Fund American Cos., Inc.	5.875%	5/15/2013	2,200	1,720
GE Global Insurance Holdings Corp.	6.450%	3/1/2019	1,425	1,237
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	4,200	3,583
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	1,650	1,476
Genworth Financial, Inc.	5.125%	3/15/2011	750	708
Genworth Financial, Inc.	5.650%	6/15/2012	5,000	4,250
Genworth Financial, Inc.	5.750%	6/15/2014	1,025	820
Genworth Financial, Inc.	4.950%	10/1/2015	1,225	919
3 Genworth Financial, Inc.	6.150%	11/15/2016	3,505	1,577
Genworth Financial, Inc.	6.500%	6/15/2034	3,975	2,584
Hartford Financial Services Group, Inc.	5.250%	10/15/2011	4,675	4,348
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	3,000	2,751
Hartford Financial Services Group, Inc.	5.500%	10/15/2016	3,250	2,823
Hartford Financial Services Group, Inc.	5.375%	3/15/2017	3,200	2,721
Hartford Financial Services Group, Inc.	6.300%	3/15/2018	350	314
3 Hartford Financial Services Group, Inc.	8.125%	6/15/2018	2,200	1,791
Hartford Financial Services Group, Inc.	6.000%	1/15/2019	1,550	1,347
Hartford Financial Services Group, Inc.	5.950%	10/15/2036	3,600	2,748
Hartford Financial Services Group, Inc.	6.100%	10/1/2041	4,075	3,143
Humana Inc.	6.450%	6/1/2016	6,025	5,466
Humana Inc.	7.200%	6/15/2018	7,850	7,366
Humana Inc.	6.300%	8/1/2018	250	213
Humana Inc.	8.150%	6/15/2038	9,650	9,186
3 ING Capital Funding Trust III	5.775%	12/8/2049	12,700	10,209
ING Capital Funding Trust III	8.439%	12/31/2010	600	560
ING USA Global	4.500%	10/1/2010	13,000	13,029
Lincoln National Corp.	6.200%	12/15/2011	1,225	1,224
Lincoln National Corp.	5.650%	8/27/2012	3,975	3,950
3 Lincoln National Corp.	7.000%	5/17/2016	650	488
3 Lincoln National Corp.	6.050%	4/20/2017	7,150	4,818
Lincoln National Corp.	6.150%	4/7/2036	7,250	6,118
Loews Corp.	5.250%	3/15/2016	3,650	3,513
Loews Corp.	6.000%	2/1/2035	650	579
Marsh & McLennan Cos., Inc.	5.150%	9/15/2010	3,075	3,109
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	6,225	6,416
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	550	531
Marsh & McLennan Cos., Inc.	5.750%	9/15/2015	8,850	8,504
Marsh & McLennan Cos., Inc.	5.875%	8/1/2033	1,400	1,194
MetLife, Inc.	6.125%	12/1/2011	850	841
MetLife, Inc.	5.375%	12/15/2012	7,475	7,148
MetLife, Inc.	5.000%	11/24/2013	4,900	4,546
MetLife, Inc.	5.000%	6/15/2015	3,375	3,006
MetLife, Inc.	6.500%	12/15/2032	3,450	3,016
MetLife, Inc.	6.375%	6/15/2034	2,250	1,929
MetLife, Inc.	5.700%	6/15/2035	975	757
MetLife, Inc.	6.400%	12/15/2036	7,960	4,999
Nationwide Financial Services	6.750%	5/15/2037	750	423
Principal Financial Group, Inc.	6.050%	10/15/2036	3,000	2,364
Principal Life Income Funding	5.125%	3/1/2011	4,675	4,697
Principal Life Income Funding	5.300%	12/14/2012	6,675	6,666
Principal Life Income Funding	5.300%	4/24/2013	6,750	6,760
Principal Life Income Funding	5.100%	4/15/2014	4,825	4,661
Progressive Corp.	6.375%	1/15/2012	1,950	1,999
3 Progressive Corp.	6.700%	6/15/2017	8,500	6,967
Progressive Corp.	6.625%	3/1/2029	5,175	5,076
Progressive Corp.	6.250%	12/1/2032	325	295
Protective Life Secured Trust	4.850%	8/16/2010	2,225	2,271
Prudential Financial, Inc.	5.100%	12/14/2011	450	433
Prudential Financial, Inc.	5.800%	6/15/2012	2,400	2,350
Prudential Financial, Inc.	5.150%	1/15/2013	2,325	2,215
Prudential Financial, Inc.	4.500%	7/15/2013	7,825	7,210
Prudential Financial, Inc.	4.750%	4/1/2014	2,125	1,939
Prudential Financial, Inc.	5.100%	9/20/2014	8,675	7,659
Prudential Financial, Inc.	5.500%	3/15/2016	725	673
Prudential Financial, Inc.	6.100%	6/15/2017	1,200	1,151
Prudential Financial, Inc.	6.000%	12/1/2017	4,475	3,933
Prudential Financial, Inc.	5.750%	7/15/2033	1,800	1,482
Prudential Financial, Inc.	5.400%	6/13/2035	2,300	1,725
Prudential Financial, Inc.	5.900%	3/17/2036	4,400	3,522
Prudential Financial, Inc.	5.700%	12/14/2036	23,700	18,387
Safeco Corp.	4.875%	2/1/2010	1,250	1,250
Torchmark Corp.	6.375%	6/15/2016	4,225	4,301
Travelers Cos. Inc.	5.375%	6/15/2012	300	295
3 Travelers Cos. Inc.	6.250%	3/15/2017	2,975	2,193
Travelers Cos. Inc.	5.750%	12/15/2017	4,450	4,126
Travelers Cos. Inc.	5.800%	5/15/2018	250	230
Travelers Cos. Inc.	6.250%	6/15/2037	16,350	13,955
Travelers Cos., Inc.	5.500%	12/1/2015	1,700	1,592
Travelers Cos., Inc.	6.250%	6/20/2016	2,875	2,793
Travelers Property Casualty Corp.	6.375%	3/15/2033	475	418
UnitedHealth Group, Inc.	5.250%	3/15/2011	225	218
UnitedHealth Group, Inc.	5.500%	11/15/2012	11,375	10,741
UnitedHealth Group, Inc.	4.875%	2/15/2013	2,700	2,518
UnitedHealth Group, Inc.	4.875%	4/1/2013	2,725	2,537
UnitedHealth Group, Inc.	5.000%	8/15/2014	4,925	4,538
UnitedHealth Group, Inc.	4.875%	3/15/2015	2,500	2,268
UnitedHealth Group, Inc.	6.000%	6/15/2017	1,300	1,226
UnitedHealth Group, Inc.	6.000%	11/15/2017	1,250	1,141
UnitedHealth Group, Inc.	6.000%	2/15/2018	20,850	19,168
UnitedHealth Group, Inc.	5.800%	3/15/2036	1,500	1,149
UnitedHealth Group, Inc.	6.500%	6/15/2037	2,125	1,789
UnitedHealth Group, Inc.	6.625%	11/15/2037	4,725	3,947
UnitedHealth Group, Inc.	6.875%	2/15/2038	5,625	4,907
WellPoint Inc.	4.250%	12/15/2009	1,750	1,751
WellPoint Inc.	5.000%	1/15/2011	5,700	5,667
WellPoint Inc.	6.375%	1/15/2012	3,815	3,853
WellPoint Inc.	6.800%	8/1/2012	2,710	2,813
WellPoint Inc.	5.000%	12/15/2014	5,400	4,984
WellPoint Inc.	5.250%	1/15/2016	750	689
WellPoint Inc.	5.875%	6/15/2017	5,200	4,862
WellPoint Inc.	5.950%	12/15/2034	7,000	5,764
WellPoint Inc.	5.850%	1/15/2036	4,400	3,457
WellPoint Inc.	6.375%	6/15/2037	7,125	6,148
Willis North America Inc.	5.125%	7/15/2010	1,100	1,095
Willis North America Inc.	5.625%	7/15/2015	4,550	4,187
Willis North America Inc.	6.200%	3/28/2017	2,500	2,174
3 XL Capital Ltd.	6.500%	12/15/2049	5,150	3,111
XL Capital Ltd.	5.250%	9/15/2014	5,300	4,660
XL Capital Ltd.	6.375%	11/15/2024	575	467
XL Capital Ltd.	6.250%	5/15/2027	8,625	6,629
Real Estate Investment Trusts (0.4%)
AMB Property LP	6.300%	6/1/2013	3,925	3,857
Arden Realty LP	5.250%	3/1/2015	1,075	963
AvalonBay Communities, Inc.	5.500%	1/15/2012	2,450	2,280
AvalonBay Communities, Inc.	6.125%	11/1/2012	1,000	938
AvalonBay Communities, Inc.	5.750%	9/15/2016	975	841
Boston Properties, Inc.	6.250%	1/15/2013	4,890	4,884
Boston Properties, Inc.	5.625%	4/15/2015	5,250	4,935
Brandywine Operating Partnership	4.500%	11/1/2009	4,475	4,361
Brandywine Operating Partnership	5.625%	12/15/2010	2,925	2,839
Brandywine Operating Partnership	5.750%	4/1/2012	6,208	5,805
Brandywine Operating Partnership	5.400%	11/1/2014	1,175	1,003
Brandywine Operating Partnership	5.700%	5/1/2017	75	61
Camden Property Trust	5.700%	5/15/2017	7,700	6,515
Colonial Realty LP	5.500%	10/1/2015	5,465	4,684
Developers Diversified Realty Corp.	5.250%	4/15/2011	500	469
Developers Diversified Realty Corp.	5.375%	10/15/2012	4,675	4,310
Duke Realty LP	5.625%	8/15/2011	2,000	1,794
Duke Realty LP	5.950%	2/15/2017	5,250	4,742
ERP Operating LP	6.625%	3/15/2012	5,020	4,913
ERP Operating LP	5.500%	10/1/2012	3,500	3,281
ERP Operating LP	5.250%	9/15/2014	725	645
ERP Operating LP	5.125%	3/15/2016	3,200	2,624
ERP Operating LP	5.375%	8/1/2016	3,725	3,188
ERP Operating LP	5.750%	6/15/2017	1,375	1,147
HCP Inc.	6.700%	1/30/2018	6,650	5,744
HRPT Properties Trust	6.250%	8/15/2016	1,750	1,525
HRPT Properties Trust	6.250%	6/15/2017	6,175	5,305
Health Care Property Investors, Inc.	6.450%	6/25/2012	4,800	4,581
Health Care Property Investors, Inc.	5.650%	12/15/2013	9,750	8,835
Health Care Property Investors, Inc.	6.300%	9/15/2016	3,200	2,750
Health Care Property Investors, Inc.	6.000%	1/30/2017	2,125	1,776
Health Care Property Investors, Inc.	5.625%	5/1/2017	100	81
Health Care REIT, Inc.	6.000%	11/15/2013	250	238
Health Care REIT, Inc.	6.200%	6/1/2016	10,675	9,517
Hospitality Properties	5.125%	2/15/2015	6,245	4,829
Kimco Realty Corp.	5.783%	3/15/2016	1,350	1,218
Liberty Property LP	5.125%	3/2/2015	9,625	8,399
Liberty Property LP	5.500%	12/15/2016	2,425	2,017
National Retail Properties	6.875%	10/15/2017	11,275	10,183
Nationwide Health Properties, Inc.	6.250%	2/1/2013	4,900	4,879
ProLogis	5.250%	11/15/2010	2,475	2,349
ProLogis	5.500%	3/1/2013	2,575	2,437
ProLogis	5.625%	11/15/2015	3,525	3,107
ProLogis	5.750%	4/1/2016	3,225	2,867
ProLogis	5.625%	11/15/2016	3,925	3,360
Realty Income Corp.	6.750%	8/15/2019	6,925	6,385
Regency Centers LP	6.750%	1/15/2012	7,225	7,228
Regency Centers LP	5.250%	8/1/2015	2,800	2,540
Simon Property Group Inc.	4.875%	8/15/2010	7,850	7,571
Simon Property Group Inc.	5.600%	9/1/2011	3,250	3,056
Simon Property Group Inc.	5.000%	3/1/2012	3,975	3,735
Simon Property Group Inc.	6.350%	8/28/2012	55	54
Simon Property Group Inc.	5.300%	5/30/2013	2,725	2,525
Simon Property Group Inc.	5.625%	8/15/2014	150	140
Simon Property Group Inc.	5.750%	12/1/2015	16,025	14,362
Simon Property Group Inc.	5.250%	12/1/2016	16,200	13,846
Simon Property Group Inc.	5.875%	3/1/2017	3,675	3,270
Simon Property Group Inc.	6.125%	5/30/2018	5,250	4,701
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/2015	4,250	3,750
Vornado Realty	5.600%	2/15/2011	4,000	3,662
Other (0.0%)
Chicago Mercantile Exchange Group Inc.	5.400%	8/1/2013	10,175	10,272
Orix Corp.	5.480%	11/22/2011	6,125	5,815
XTRA Finance Corp.	5.150%	4/1/2017	15,400	14,949

				4,754,066

Industrial (9.1%)
Basic Industry (0.7%)
Agrium Inc.	6.750%	1/15/2019	16,475	16,323
Alcan, Inc.	6.450%	3/15/2011	950	980
Alcan, Inc.	4.875%	9/15/2012	1,050	1,027
Alcan, Inc.	4.500%	5/15/2013	7,225	7,002
Alcan, Inc.	5.200%	1/15/2014	875	841
Alcan, Inc.	5.000%	6/1/2015	1,050	975
Alcan, Inc.	6.125%	12/15/2033	8,000	6,924
Alcoa, Inc.	6.000%	1/15/2012	4,225	4,244
Alcoa, Inc.	5.375%	1/15/2013	5,160	4,960
Alcoa, Inc.	6.000%	7/15/2013	11,625	11,423
Alcoa, Inc.	6.750%	7/15/2018	300	277
Alcoa, Inc.	5.720%	2/23/2019	5,773	5,030
Alcoa, Inc.	5.870%	2/23/2022	1,577	1,335
Alcoa, Inc.	5.900%	2/1/2027	3,350	2,626
Aluminum Co. of America	6.750%	1/15/2028	750	652
5 ArcelorMittal	5.375%	6/1/2013	13,650	13,128
5 ArcelorMittal	6.125%	6/1/2018	11,600	10,645
BHP Billiton Finance Ltd.	5.125%	3/29/2012	4,300	4,237
BHP Billiton Finance Ltd.	5.400%	3/29/2017	940	875
BHP Finance USA	5.250%	12/15/2015	5,150	4,790
BHP Finance USA Ltd.	4.800%	4/15/2013	9,090	8,969
Barrick Gold Finance Inc.	6.125%	9/15/2013	6,550	6,425
Barrick Gold Finance Inc.	4.875%	11/15/2014	3,325	3,099
Barrick North America Finance LLC	6.800%	9/15/2018	6,475	6,149
Barrick North America Finance LLC	7.500%	9/15/2038	7,875	7,525
Celulosa Arauco Constitution SA	8.625%	8/15/2010	7,825	8,314
Celulosa Arauco Constitution SA	5.125%	7/9/2013	1,500	1,440
Celulosa Arauco Constitution SA	5.625%	4/20/2015	2,625	2,461
Commercial Metals Co.	6.500%	7/15/2017	2,750	2,537
Commercial Metals Co.	7.350%	8/15/2018	6,850	6,595
Dow Chemical Co.	6.125%	2/1/2011	12,500	13,013
Dow Chemical Co.	6.000%	10/1/2012	2,055	2,093
Dow Chemical Co.	5.700%	5/15/2018	1,225	1,149
Dow Chemical Co.	7.375%	11/1/2029	3,900	3,750
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	6,200	6,419
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	5,350	5,326
E.I. du Pont de Nemours & Co.	4.750%	11/15/2012	3,745	3,672
E.I. du Pont de Nemours & Co.	5.000%	1/15/2013	2,225	2,239
E.I. du Pont de Nemours & Co.	4.125%	3/6/2013	350	332
E.I. du Pont de Nemours & Co.	5.000%	7/15/2013	7,850	7,760
E.I. du Pont de Nemours & Co.	5.250%	12/15/2016	800	758
E.I. du Pont de Nemours & Co.	6.000%	7/15/2018	12,725	12,289
E.I. du Pont de Nemours & Co.	6.500%	1/15/2028	2,050	2,028
Eastman Chemical Co.	7.250%	1/15/2024	675	688
Eastman Chemical Co.	7.600%	2/1/2027	2,563	2,653
Falconbridge Ltd.	7.350%	6/5/2012	1,275	1,296
Falconbridge Ltd.	5.375%	6/1/2015	450	410
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/2015	11,375	11,119
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/2017	16,950	16,611
ICI Wilmington	5.625%	12/1/2013	900	916
Inco Ltd.	7.750%	5/15/2012	60	64
Inco Ltd.	5.700%	10/15/2015	4,300	3,976
Inco Ltd.	7.200%	9/15/2032	1,500	1,345
International Paper Co.	5.850%	10/30/2012	2,893	2,798
International Paper Co.	4.000%	4/1/2010	500	490
International Paper Co.	5.300%	4/1/2015	5,650	5,010
International Paper Co.	7.950%	6/15/2018	14,950	14,811
Lubrizol Corp.	5.500%	10/1/2014	9,650	9,289
Lubrizol Corp.	6.500%	10/1/2034	4,835	4,281
Monsanto Co.	7.375%	8/15/2012	1,025	1,105
Monsanto Co.	5.125%	4/15/2018	3,950	3,694
5 Mosaic Co.	7.375%	12/1/2014	6,800	7,055
Newmont Mining	5.875%	4/1/2035	3,125	2,456
Noranda, Inc.	7.250%	7/15/2012	3,750	3,802
Noranda, Inc.	6.000%	10/15/2015	1,450	1,365
Noranda, Inc.	5.500%	6/15/2017	6,650	5,976
Nucor Corp.	5.000%	12/1/2012	1,000	1,014
Nucor Corp.	5.000%	6/1/2013	2,825	2,787
Nucor Corp.	5.750%	12/1/2017	1,325	1,271
Nucor Corp.	5.850%	6/1/2018	5,750	5,478
Nucor Corp.	6.400%	12/1/2037	4,300	3,986
PPG Industries, Inc.	5.750%	3/15/2013	4,900	4,903
PPG Industries, Inc.	6.650%	3/15/2018	4,350	4,357
Placer Dome, Inc.	6.450%	10/15/2035	2,275	1,988
Plum Creek Timber Co.	5.875%	11/15/2015	4,275	3,935
Potash Corp. of Saskatchewan	7.750%	5/31/2011	10,425	11,202
Potash Corp. of Saskatchewan	4.875%	3/1/2013	5,000	4,639
Potash Corp. of Saskatchewan	5.875%	12/1/2036	975	810
Praxair, Inc.	6.375%	4/1/2012	2,250	2,353
Praxair, Inc.	3.950%	6/1/2013	2,275	2,206
Praxair, Inc.	5.250%	11/15/2014	7,200	7,210
Praxair, Inc.	4.625%	3/30/2015	425	403
Praxair, Inc.	5.200%	3/15/2017	1,400	1,360
Reliance Steel & Aluminum	6.200%	11/15/2016	350	331
Reliance Steel & Aluminum	6.850%	11/15/2036	650	583
Rio Tinto Finance USA Ltd.	5.875%	7/15/2013	15,600	15,244
Rio Tinto Finance USA Ltd.	6.500%	7/15/2018	11,150	10,661
Rio Tinto Finance USA Ltd.	7.125%	7/15/2028	5,425	5,190
Rohm & Haas Co.	5.600%	3/15/2013	150	151
Rohm & Haas Co.	6.000%	9/15/2017	5,025	4,981
3 Rohm & Haas Co.	9.800%	4/15/2020	2,381	2,788
Rohm & Haas Co.	7.850%	7/15/2029	2,425	2,437
Southern Copper Corp.	7.500%	7/27/2035	9,050	8,462
Teck Cominco Ltd.	6.125%	10/1/2035	6,525	5,302
US Steel Corp.	6.050%	6/1/2017	4,775	3,983
US Steel Corp.	7.000%	2/1/2018	2,900	2,627
US Steel Corp.	6.650%	6/1/2037	275	202
Vale Overseas Ltd.	6.250%	1/11/2016	2,525	2,411
Vale Overseas Ltd.	6.250%	1/23/2017	5,500	5,197
Vale Overseas Ltd.	8.250%	1/17/2034	2,925	3,005
Vale Overseas Ltd.	6.875%	11/21/2036	16,237	14,126
Weyerhaeuser Co.	6.750%	3/15/2012	16,710	16,542
Weyerhaeuser Co.	7.375%	3/15/2032	8,755	7,690
Capital Goods (1.0%)
3,5 BAE Systems Asset Trust	7.156%	12/15/2011	1,956	2,019
5 BAE Systems Holdings Inc.	5.200%	8/15/2015	700	668
Bemis Co. Inc.	4.875%	4/1/2012	1,500	1,486
Boeing Capital Corp.	7.375%	9/27/2010	3,250	3,455
Boeing Capital Corp.	6.500%	2/15/2012	15,175	15,952
Boeing Capital Corp.	5.800%	1/15/2013	6,540	6,756
Boeing Co.	8.750%	8/15/2021	1,000	1,197
Boeing Co.	7.250%	6/15/2025	2,275	2,521
Boeing Co.	8.750%	9/15/2031	975	1,242
Boeing Co.	6.125%	2/15/2033	950	935
Boeing Co.	6.625%	2/15/2038	5,045	5,278
CRH America Inc.	5.625%	9/30/2011	4,375	4,303
CRH America Inc.	6.950%	3/15/2012	6,210	6,217
CRH America Inc.	5.300%	10/15/2013	875	731
CRH America Inc.	6.000%	9/30/2016	15,375	13,480
CRH America Inc.	8.125%	7/15/2018	15,025	14,724
CRH America Inc.	6.400%	10/15/2033	2,670	1,988
Caterpillar Financial Services Corp.	4.150%	1/15/2010	10,000	9,915
Caterpillar Financial Services Corp.	4.300%	6/1/2010	7,625	7,531
Caterpillar Financial Services Corp.	5.125%	10/12/2011	700	692
Caterpillar Financial Services Corp.	4.850%	12/7/2012	400	384
Caterpillar Financial Services Corp.	4.250%	2/8/2013	4,725	4,441
Caterpillar Financial Services Corp.	6.200%	9/30/2013	1,975	1,976
Caterpillar Financial Services Corp.	4.750%	2/17/2015	5,775	5,294
Caterpillar Financial Services Corp.	4.625%	6/1/2015	3,125	2,798
Caterpillar Financial Services Corp.	7.050%	10/1/2018	2,150	2,131
Caterpillar, Inc.	6.625%	7/15/2028	850	839
Caterpillar, Inc.	7.300%	5/1/2031	700	740
Caterpillar, Inc.	6.050%	8/15/2036	36,650	31,379
Caterpillar, Inc.	6.950%	5/1/2042	1,275	1,283
Caterpillar, Inc.	7.375%	3/1/2097	6,150	6,471
Deere & Co.	6.950%	4/25/2014	6,595	7,010
Deere & Co.	8.100%	5/15/2030	3,755	4,327
Deere & Co.	7.125%	3/3/2031	725	768
Dover Corp.	4.875%	10/15/2015	2,050	1,967
Dover Corp.	5.450%	3/15/2018	8,100	7,909
Dover Corp.	5.375%	10/15/2035	650	550
Dover Corp.	6.600%	3/15/2038	3,275	3,406
Embraer Overseas Ltd.	6.375%	1/24/2017	5,775	5,457
Emerson Electric Co.	7.125%	8/15/2010	3,600	3,843
Emerson Electric Co.	4.625%	10/15/2012	8,425	8,518
Emerson Electric Co.	4.500%	5/1/2013	4,900	4,905
Emerson Electric Co.	5.250%	10/15/2018	7,925	7,604
General Dynamics Corp.	4.500%	8/15/2010	25	26
General Dynamics Corp.	4.250%	5/15/2013	8,615	8,674
General Electric Co.	5.000%	2/1/2013	40,815	38,279
General Electric Co.	5.250%	12/6/2017	8,275	7,266
Hanson PLC	7.875%	9/27/2010	1,425	1,519
Hanson PLC	5.250%	3/15/2013	2,250	2,148
Hanson PLC	6.125%	8/15/2016	2,250	2,090
Harsco Corp.	5.750%	5/15/2018	6,125	5,989
Honeywell International, Inc.	7.500%	3/1/2010	1,500	1,573
Honeywell International, Inc.	6.125%	11/1/2011	3,125	3,278
Honeywell International, Inc.	5.625%	8/1/2012	4,200	4,297
Honeywell International, Inc.	4.250%	3/1/2013	1,400	1,378
Honeywell International, Inc.	5.400%	3/15/2016	2,075	2,054
Honeywell International, Inc.	5.300%	3/15/2017	6,475	6,250
Honeywell International, Inc.	5.300%	3/1/2018	700	661
Honeywell International, Inc.	5.700%	3/15/2036	2,775	2,477
Ingersoll-Rand GL Holding Company	6.000%	8/15/2013	5,100	5,159
Ingersoll-Rand GL Holding Company	6.875%	8/15/2018	7,200	7,168
John Deere Capital Corp	4.950%	12/17/2012	4,350	4,275
John Deere Capital Corp.	5.400%	10/17/2011	5,675	5,719
John Deere Capital Corp.	5.350%	1/17/2012	4,400	4,405
John Deere Capital Corp.	7.000%	3/15/2012	13,245	13,902
John Deere Capital Corp.	4.900%	9/9/2013	5,850	5,712
John Deere Capital Corp.	5.750%	9/10/2018	5,850	5,373
Joy Global, Inc.	6.000%	11/15/2016	2,175	1,959
Lafarge SA	6.150%	7/15/2011	675	685
Lafarge SA	6.500%	7/15/2016	7,925	7,178
Lafarge SA	7.125%	7/15/2036	14,925	12,749
Lockheed Martin Corp.	4.121%	3/14/2013	2,875	2,768
Lockheed Martin Corp.	7.650%	5/1/2016	5,325	5,996
Lockheed Martin Corp.	7.750%	5/1/2026	600	665
Lockheed Martin Corp.	6.150%	9/1/2036	11,950	11,112
Martin Marietta Material	6.600%	4/15/2018	6,450	5,925
Masco Corp.	5.875%	7/15/2012	3,185	3,017
Masco Corp.	4.800%	6/15/2015	7,650	6,354
Masco Corp.	6.125%	10/3/2016	100	87
Masco Corp.	7.750%	8/1/2029	450	402
Masco Corp.	6.500%	8/15/2032	2,450	1,884
Minnesota Mining & Manufacturing Corp.	5.125%	11/6/2009	1,650	1,671
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/2028	4,325	4,676
Minnesota Mining & Manufacturing Corp.	5.700%	3/15/2037	3,650	3,666
Mohawk Industries Inc.	5.750%	1/15/2011	7,275	6,963
Mohawk Industries Inc.	6.125%	1/15/2016	13,975	12,571
Northrop Grumman Corp.	7.125%	2/15/2011	10,700	11,347
Northrop Grumman Corp.	7.750%	3/1/2016	700	781
Northrop Grumman Corp.	7.875%	3/1/2026	2,600	2,996
Northrop Grumman Corp.	7.750%	2/15/2031	2,415	2,787
Raytheon Co.	4.850%	1/15/2011	250	251
Raytheon Co.	5.500%	11/15/2012	2,600	2,684
Raytheon Co.	5.375%	4/1/2013	2,940	3,060
Raytheon Co.	6.400%	12/15/2018	500	493
Raytheon Co.	7.200%	8/15/2027	4,550	4,693
Republic Services, Inc.	6.750%	8/15/2011	1,875	1,922
Republic Services, Inc.	6.086%	3/15/2035	2,850	2,418
Roper Industries Inc.	6.625%	8/15/2013	11,325	11,484
TRW, Inc.	7.750%	6/1/2029	6,800	7,634
Textron Financial Corp.	4.600%	5/3/2010	4,200	4,116
Textron Financial Corp.	5.125%	11/1/2010	12,925	12,674
Textron Financial Corp.	5.400%	4/28/2013	5,955	5,547
Textron, Inc.	6.500%	6/1/2012	8,125	8,428
Textron, Inc.	5.600%	12/1/2017	1,300	1,192
Tyco International Group SA	6.125%	11/1/2008	1,100	1,102
Tyco International Group SA	6.750%	2/15/2011	9,875	10,052
Tyco International Group SA	6.375%	10/15/2011	12,725	12,844
Tyco International Group SA	6.000%	11/15/2013	5,850	5,728
5 Tyco International Group SA	7.000%	12/15/2019	2,350	2,291
United Technologies Corp.	4.375%	5/1/2010	1,275	1,291
United Technologies Corp.	7.125%	11/15/2010	250	271
United Technologies Corp.	6.350%	3/1/2011	8,175	8,564
United Technologies Corp.	4.875%	5/1/2015	5,975	5,911
United Technologies Corp.	5.375%	12/15/2017	15,150	14,397
United Technologies Corp.	8.875%	11/15/2019	3,150	3,840
United Technologies Corp.	6.700%	8/1/2028	1,642	1,716
United Technologies Corp.	7.500%	9/15/2029	2,800	2,985
United Technologies Corp.	5.400%	5/1/2035	3,450	2,935
United Technologies Corp.	6.050%	6/1/2036	10,850	10,110
United Technologies Corp.	6.125%	7/15/2038	3,450	3,216
Vulcan Materials Co.	6.300%	6/15/2013	3,200	3,229
Vulcan Materials Co.	7.000%	6/15/2018	5,550	5,358
WMX Technologies Inc.	7.100%	8/1/2026	1,375	1,315
Waste Management, Inc.	7.375%	8/1/2010	875	900
Waste Management, Inc.	6.375%	11/15/2012	800	797
Waste Management, Inc.	5.000%	3/15/2014	500	452
Waste Management, Inc.	7.750%	5/15/2032	525	517
Communication (2.0%)
AT&T Inc.	7.300%	11/15/2011	10,300	10,844
AT&T Inc.	8.000%	11/15/2031	23,755	23,607
AT&T Inc.	4.125%	9/15/2009	10,725	10,542
AT&T Inc.	5.300%	11/15/2010	4,550	4,634
AT&T Inc.	6.250%	3/15/2011	14,990	15,284
AT&T Inc.	5.875%	2/1/2012	6,730	6,778
AT&T Inc.	5.875%	8/15/2012	5,495	5,559
AT&T Inc.	4.950%	1/15/2013	6,025	5,815
AT&T Inc.	5.100%	9/15/2014	11,525	10,868
AT&T Inc.	5.625%	6/15/2016	42,175	39,412
AT&T Inc.	5.500%	2/1/2018	9,025	8,008
AT&T Inc.	5.600%	5/15/2018	6,375	5,685
AT&T Inc.	6.450%	6/15/2034	6,675	5,916
AT&T Inc.	6.800%	5/15/2036	1,675	1,512
AT&T Inc.	6.500%	9/1/2037	21,125	17,656
AT&T Inc.	6.300%	1/15/2038	19,875	16,460
AT&T Inc.	6.400%	5/15/2038	150	127
AT&T Wireless	7.875%	3/1/2011	24,850	26,289
AT&T Wireless	8.125%	5/1/2012	17,305	18,783
AT&T Wireless	8.750%	3/1/2031	4,855	5,424
America Movil SA de C.V.	5.500%	3/1/2014	2,575	2,433
America Movil SA de C.V.	5.750%	1/15/2015	2,625	2,481
America Movil SA de C.V.	6.375%	3/1/2035	10,125	8,809
America Movil SA de C.V.	6.125%	11/15/2037	5,125	4,331
BellSouth Capital Funding Corp.	7.875%	2/15/2030	12,950	13,050
BellSouth Corp.	4.750%	11/15/2012	4,845	4,681
BellSouth Corp.	5.200%	12/15/2016	7,200	6,578
BellSouth Corp.	6.875%	10/15/2031	6,275	5,753
BellSouth Corp.	6.550%	6/15/2034	6,800	5,823
BellSouth Corp.	6.000%	11/15/2034	3,835	3,132
BellSouth Telecommunications Inc.	6.375%	6/1/2028	8,365	7,290
Belo Corp.	7.250%	9/15/2027	340	248
British Telecommunications PLC	8.625%	12/15/2010	8,735	9,156
British Telecommunications PLC	9.125%	12/15/2030	13,135	13,316
British Telecommunications PLC	5.150%	1/15/2013	2,000	1,870
British Telecommunications PLC	5.950%	1/15/2018	7,100	6,151
CBS Corp.	7.700%	7/30/2010	5,375	5,475
CBS Corp.	6.625%	5/15/2011	2,760	2,676
CBS Corp.	5.625%	8/15/2012	3,700	3,606
CBS Corp.	4.625%	5/15/2018	500	403
CBS Corp.	7.875%	7/30/2030	575	511
CBS Corp.	5.500%	5/15/2033	675	486
CenturyTel Enterprises	6.875%	1/15/2028	925	819
CenturyTel, Inc.	7.875%	8/15/2012	2,375	2,370
CenturyTel, Inc.	6.000%	4/1/2017	425	386
Cingular Wireless LLC	6.500%	12/15/2011	2,850	2,876
Cingular Wireless LLC	7.125%	12/15/2031	12,370	11,481
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	6,960	7,271
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	8,861	9,798
Comcast Cable Communications, Inc.	6.750%	1/30/2011	15,865	16,262
Comcast Cable Communications, Inc.	8.875%	5/1/2017	2,825	3,081
Comcast Corp.	5.850%	1/15/2010	1,925	1,967
Comcast Corp.	5.500%	3/15/2011	1,925	1,906
Comcast Corp.	5.300%	1/15/2014	4,455	4,152
Comcast Corp.	6.500%	1/15/2015	5,640	5,476
Comcast Corp.	5.850%	11/15/2015	1,000	932
Comcast Corp.	5.900%	3/15/2016	17,750	16,459
Comcast Corp.	6.300%	11/15/2017	26,200	24,348
Comcast Corp.	5.875%	2/15/2018	26,925	24,137
Comcast Corp.	6.500%	11/15/2035	10,400	8,584
Comcast Corp.	6.450%	3/15/2037	1,875	1,499
Comcast Corp.	6.950%	8/15/2037	10,525	8,818
Comcast Corp.	6.400%	5/15/2038	1,850	1,480
Cox Communications, Inc.	4.625%	1/15/2010	1,300	1,270
Cox Communications, Inc.	6.750%	3/15/2011	20,075	20,595
Cox Communications, Inc.	7.125%	10/1/2012	5,800	5,980
Cox Communications, Inc.	5.450%	12/15/2014	11,825	11,097
Cox Communications, Inc.	5.500%	10/1/2015	725	678
Deutsche Telekom International Finance	8.500%	6/15/2010	24,335	25,292
Deutsche Telekom International Finance	8.750%	6/15/2030	21,580	20,868
Deutsche Telekom International Finance	5.250%	7/22/2013	8,590	8,278
Deutsche Telekom International Finance	5.875%	8/20/2013	450	445
Deutsche Telekom International Finance	5.750%	3/23/2016	9,225	8,180
Deutsche Telekom International Finance	6.750%	8/20/2018	425	401
Embarq Corp.	6.738%	6/1/2013	650	574
Embarq Corp.	7.082%	6/1/2016	20,625	17,136
Embarq Corp.	7.995%	6/1/2036	3,725	2,810
France Telecom	7.750%	3/1/2011	15,475	16,115
France Telecom	8.500%	3/1/2031	24,675	27,479
GTE Corp.	8.750%	11/1/2021	3,835	4,009
GTE Corp.	6.940%	4/15/2028	4,620	4,018
Gannett Co., Inc.	6.375%	4/1/2012	5,025	4,777
Grupo Televisa SA	6.625%	3/18/2025	4,125	3,697
Grupo Televisa SA	8.500%	3/11/2032	750	788
Koninklijke KPN NV	8.000%	10/1/2010	780	829
Koninklijke KPN NV	8.375%	10/1/2030	5,615	6,122
McGraw-Hill Cos. Inc.	5.375%	11/15/2012	1,550	1,547
McGraw-Hill Cos. Inc.	5.900%	11/15/2017	5,975	5,885
McGraw-Hill Cos. Inc.	6.550%	11/15/2037	7,125	6,797
New England Telephone & Telegraph Co.	7.875%	11/15/2029	775	750
News America Holdings, Inc.	9.250%	2/1/2013	2,841	3,045
News America Holdings, Inc.	8.000%	10/17/2016	4,425	4,745
News America Holdings, Inc.	7.700%	10/30/2025	900	900
News America Holdings, Inc.	8.150%	10/17/2036	2,625	2,745
News America Holdings, Inc.	7.750%	12/1/2045	1,775	1,712
News America Inc.	5.300%	12/15/2014	5,925	5,764
News America Inc.	7.250%	5/18/2018	150	150
News America Inc.	6.550%	3/15/2033	275	252
News America Inc.	6.200%	12/15/2034	16,765	13,742
News America Inc.	6.400%	12/15/2035	16,210	13,743
News America Inc.	6.650%	11/15/2037	1,225	1,010
Omnicom Group Inc.	5.900%	4/15/2016	925	897
Pacific Bell	7.125%	3/15/2026	1,700	1,671
Qwest Communications International Inc.	8.875%	3/15/2012	5,800	5,633
Qwest Communications International Inc.	7.875%	9/1/2011	5,250	5,040
Qwest Communications International Inc.	7.500%	10/1/2014	10,425	9,174
Qwest Communications International Inc.	6.500%	6/1/2017	3,875	3,158
R.R. Donnelley & Sons Co.	4.950%	5/15/2010	3,400	3,394
R.R. Donnelley & Sons Co.	5.625%	1/15/2012	1,850	1,769
R.R. Donnelley & Sons Co.	4.950%	4/1/2014	1,275	1,133
R.R. Donnelley & Sons Co.	5.500%	5/15/2015	1,585	1,360
R.R. Donnelley & Sons Co.	6.125%	1/15/2017	225	202
Reed Elsevier Capital	4.625%	6/15/2012	1,375	1,339
Rogers Communications Inc.	7.250%	12/15/2012	3,940	4,029
Rogers Communications Inc.	6.375%	3/1/2014	11,700	11,349
Rogers Communications Inc.	5.500%	3/15/2014	750	707
Rogers Communications Inc.	6.800%	8/15/2018	15,075	14,321
TCI Communications, Inc.	8.750%	8/1/2015	16,995	18,511
TCI Communications, Inc.	7.875%	2/15/2026	425	418
Tele-Communications, Inc.	7.875%	8/1/2013	19,826	20,952
Telecom Italia Capital	4.000%	1/15/2010	4,300	4,211
Telecom Italia Capital	4.875%	10/1/2010	3,400	3,349
Telecom Italia Capital	6.200%	7/18/2011	9,600	9,483
Telecom Italia Capital	5.250%	11/15/2013	7,663	6,856
Telecom Italia Capital	4.950%	9/30/2014	4,000	3,308
Telecom Italia Capital	5.250%	10/1/2015	8,425	7,231
Telecom Italia Capital	6.999%	6/4/2018	950	871
Telecom Italia Capital	6.375%	11/15/2033	5,920	4,360
Telecom Italia Capital	7.200%	7/18/2036	3,285	2,671
Telecom Italia Capital	7.721%	6/4/2038	2,525	2,181
Telefonica Emisiones SAU	5.984%	6/20/2011	9,825	9,983
Telefonica Emisiones SAU	5.855%	2/4/2013	2,500	2,464
Telefonica Emisiones SAU	6.421%	6/20/2016	17,275	17,132
Telefonica Emisiones SAU	7.045%	6/20/2036	15,100	13,845
Telefonica Europe BV	7.750%	9/15/2010	12,775	13,196
Telefonica Europe BV	8.250%	9/15/2030	5,775	5,605
Telefonos de Mexico SA	4.750%	1/27/2010	2,850	2,843
Telefonos de Mexico SA	5.500%	1/27/2015	18,725	17,484
Telus Corp.	8.000%	6/1/2011	10,000	10,798
Thomson Corp.	6.200%	1/5/2012	5,725	5,848
Thomson Corp.	5.700%	10/1/2014	10,025	9,909
Thomson Corp.	6.500%	7/15/2018	775	753
Thomson Corp.	5.500%	8/15/2035	1,150	890
Thomson Reuters Corp.	5.950%	7/15/2013	2,325	2,326
Time Warner Cable Inc.	5.400%	7/2/2012	7,050	6,779
Time Warner Cable Inc.	6.200%	7/1/2013	8,225	8,196
Time Warner Cable Inc.	5.850%	5/1/2017	23,195	21,111
Time Warner Cable Inc.	6.750%	7/1/2018	15,350	14,234
Time Warner Cable Inc.	6.550%	5/1/2037	3,700	3,031
Time Warner Cable Inc.	7.300%	7/1/2038	14,050	12,577
Time Warner Entertainment	10.150%	5/1/2012	1,075	1,192
Time Warner Entertainment	8.875%	10/1/2012	850	911
Time Warner Entertainment	8.375%	3/15/2023	2,815	2,845
Time Warner Entertainment	8.375%	7/15/2033	8,735	8,712
US Cellular	6.700%	12/15/2033	3,800	2,996
US West Communications Group	7.500%	6/15/2023	4,575	3,637
US West Communications Group	6.875%	9/15/2033	6,325	4,269
Verizon Communications Corp.	5.350%	2/15/2011	7,950	7,848
Verizon Communications Corp.	4.350%	2/15/2013	50	47
Verizon Communications Corp.	5.250%	4/15/2013	5,525	5,377
Verizon Communications Corp.	5.550%	2/15/2016	11,325	10,436
Verizon Communications Corp.	5.500%	2/15/2018	20,125	17,913
Verizon Communications Corp.	6.100%	4/15/2018	8,825	8,159
Verizon Communications Corp.	6.250%	4/1/2037	2,575	2,097
Verizon Communications Corp.	6.400%	2/15/2038	6,325	5,248
Verizon Communications Corp.	6.900%	4/15/2038	6,875	6,024
Verizon Global Funding Corp.	7.250%	12/1/2010	8,050	8,377
Verizon Global Funding Corp.	6.875%	6/15/2012	17,400	17,762
Verizon Global Funding Corp.	7.375%	9/1/2012	7,975	8,286
Verizon Global Funding Corp.	4.375%	6/1/2013	1,060	981
Verizon Global Funding Corp.	7.750%	12/1/2030	2,890	2,786
Verizon Global Funding Corp.	5.850%	9/15/2035	17,300	14,451
Verizon Maryland, Inc.	6.125%	3/1/2012	500	504
Verizon Maryland, Inc.	5.125%	6/15/2033	450	313
Verizon New England, Inc.	6.500%	9/15/2011	4,670	4,647
Verizon New Jersey, Inc.	5.875%	1/17/2012	7,815	7,778
Verizon New York, Inc.	6.875%	4/1/2012	3,350	3,334
Verizon New York, Inc.	7.375%	4/1/2032	2,625	2,401
Verizon Pennsylvania, Inc.	5.650%	11/15/2011	11,125	11,036
Verizon Virginia, Inc.	4.625%	3/15/2013	7,325	6,713
Vodafone AirTouch PLC	7.750%	2/15/2010	1,955	2,001
Vodafone AirTouch PLC	7.875%	2/15/2030	4,900	5,041
Vodafone Group PLC	5.350%	2/27/2012	1,575	1,547
Vodafone Group PLC	5.000%	12/16/2013	575	559
Vodafone Group PLC	5.375%	1/30/2015	5,775	5,349
Vodafone Group PLC	5.000%	9/15/2015	2,025	1,823
Vodafone Group PLC	5.750%	3/15/2016	7,025	6,588
Vodafone Group PLC	5.625%	2/27/2017	16,275	15,038
Vodafone Group PLC	6.250%	11/30/2032	9,225	7,857
Vodafone Group PLC	6.150%	2/27/2037	4,275	3,558
WPP Finance USA Corp.	5.875%	6/15/2014	3,875	3,530
Consumer Cyclical (1.3%)
5 Best Buy Co.	6.750%	7/15/2013	12,100	12,308
Brinker International Inc.	5.750%	6/1/2014	1,925	1,741
CVS Caremark Corp.	5.750%	8/15/2011	2,025	2,055
3 CVS Caremark Corp.	6.302%	6/1/2012	5,325	4,354
CVS Caremark Corp.	4.875%	9/15/2014	2,750	2,574
CVS Caremark Corp.	5.750%	6/1/2017	1,950	1,784
CVS Caremark Corp.	6.250%	6/1/2027	20,975	19,047
Costco Wholesale Corp.	5.300%	3/15/2012	3,625	3,706
Costco Wholesale Corp.	5.500%	3/15/2017	11,350	11,359
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	75	75
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	1,700	1,650
DaimlerChrysler North America Holding Corp.	8.000%	6/15/2010	1,300	1,323
DaimlerChrysler North America Holding Corp.	5.875%	3/15/2011	26,410	26,057
DaimlerChrysler North America Holding Corp.	5.750%	9/8/2011	40,225	39,084
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	27,370	27,380
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	7,600	7,256
DaimlerChrysler North America Holding Corp.	8.500%	1/18/2031	9,130	9,166
Darden Restaurants Inc.	5.625%	10/15/2012	5,700	5,491
Darden Restaurants Inc.	6.200%	10/15/2017	9,575	8,005
Darden Restaurants Inc.	6.800%	10/15/2037	3,300	2,540
Federated Retail Holding	5.350%	3/15/2012	3,850	3,443
Federated Retail Holding	5.900%	12/1/2016	12,875	10,681
Federated Retail Holding	6.375%	3/15/2037	2,775	2,076
Home Depot Inc.	4.625%	8/15/2010	9,800	9,576
Home Depot Inc.	5.200%	3/1/2011	1,675	1,638
Home Depot Inc.	5.250%	12/16/2013	10,700	10,083
Home Depot Inc.	5.400%	3/1/2016	3,950	3,349
Home Depot Inc.	5.875%	12/16/2036	9,250	6,446
ITT Corp.	7.375%	11/15/2015	12,800	12,114
J.C. Penney Co., Inc.	8.000%	3/1/2010	6,625	6,830
J.C. Penney Co., Inc.	7.950%	4/1/2017	4,950	4,694
J.C. Penney Co., Inc.	5.750%	2/15/2018	700	574
J.C. Penney Co., Inc.	6.375%	10/15/2036	7,850	5,881
J.C. Penney Co., Inc.	7.400%	4/1/2037	3,275	2,799
Johnson Controls, Inc.	5.250%	1/15/2011	3,875	3,988
Johnson Controls, Inc.	6.000%	1/15/2036	1,025	884
Kohl's Corp.	6.250%	12/15/2017	2,775	2,542
Kohl's Corp.	6.000%	1/15/2033	825	636
Kohl's Corp.	6.875%	12/15/2037	2,450	2,135
Limited Brands Inc.	6.125%	12/1/2012	3,525	3,325
Limited Brands Inc.	6.900%	7/15/2017	7,350	6,102
Limited Brands Inc.	7.600%	7/15/2037	3,850	3,111
Lowe's Cos., Inc.	8.250%	6/1/2010	1,000	1,072
Lowe's Cos., Inc.	5.600%	9/15/2012	3,500	3,583
Lowe's Cos., Inc.	5.000%	10/15/2015	3,800	3,610
Lowe's Cos., Inc.	5.400%	10/15/2016	14,325	13,883
Lowe's Cos., Inc.	6.100%	9/15/2017	2,675	2,707
Lowe's Cos., Inc.	6.875%	2/15/2028	460	460
Lowe's Cos., Inc.	6.500%	3/15/2029	4,726	4,511
Lowe's Cos., Inc.	5.500%	10/15/2035	200	164
Lowe's Cos., Inc.	5.800%	10/15/2036	6,100	5,307
Lowe's Cos., Inc.	6.650%	9/15/2037	1,725	1,669
MDC Holdings Inc.	5.500%	5/15/2013	3,625	3,269
Macy's Retail Holdings Inc.	5.750%	7/15/2014	4,325	3,661
Macy's Retail Holdings Inc.	6.650%	7/15/2024	2,600	2,157
Macy's Retail Holdings Inc.	6.790%	7/15/2027	2,805	2,248
Macy's Retail Holdings Inc.	7.000%	2/15/2028	1,625	1,329
Macys Retail Holdings Inc.	6.625%	4/1/2011	3,225	3,166
Macys Retail Holdings Inc.	6.900%	4/1/2029	7,200	5,631
Marriott International	4.625%	6/15/2012	3,925	3,621
Marriott International	5.625%	2/15/2013	2,825	2,667
Marriott International	6.200%	6/15/2016	1,650	1,475
Marriott International	6.375%	6/15/2017	2,000	1,801
McDonald's Corp.	6.000%	4/15/2011	3,385	3,521
McDonald's Corp.	5.300%	3/15/2017	1,000	970
McDonald's Corp.	5.800%	10/15/2017	6,725	6,269
McDonald's Corp.	5.350%	3/1/2018	6,275	6,029
McDonald's Corp.	6.300%	10/15/2037	2,475	2,386
McDonald's Corp.	6.300%	3/1/2038	1,975	1,916
Nordstrom, Inc.	6.250%	1/15/2018	1,825	1,648
Nordstrom, Inc.	6.950%	3/15/2028	1,325	1,178
Nordstrom, Inc.	7.000%	1/15/2038	1,250	1,103
Starwood Hotel Resorts	7.875%	5/1/2012	3,875	3,802
Starwood Hotel Resorts	6.250%	2/15/2013	4,300	4,049
Target Corp.	7.500%	8/15/2010	1,700	1,815
Target Corp.	6.350%	1/15/2011	2,645	2,724
Target Corp.	5.875%	3/1/2012	6,200	6,313
Target Corp.	5.125%	1/15/2013	1,600	1,605
Target Corp.	4.000%	6/15/2013	1,945	1,875
Target Corp.	5.875%	7/15/2016	23,050	22,692
Target Corp.	5.375%	5/1/2017	4,950	4,610
Target Corp.	6.000%	1/15/2018	12,300	11,656
Target Corp.	7.000%	7/15/2031	3,035	3,070
Target Corp.	6.350%	11/1/2032	7,425	6,827
Target Corp.	6.500%	10/15/2037	7,550	6,827
Target Corp.	7.000%	1/15/2038	5,475	5,183
The Walt Disney Co.	5.700%	7/15/2011	17,375	17,703
The Walt Disney Co.	6.375%	3/1/2012	1,250	1,329
The Walt Disney Co.	4.700%	12/1/2012	675	685
The Walt Disney Co.	5.625%	9/15/2016	7,500	7,575
The Walt Disney Co.	5.875%	12/15/2017	6,325	6,413
The Walt Disney Co.	7.000%	3/1/2032	1,350	1,431
Time Warner, Inc.	6.750%	4/15/2011	9,100	9,166
Time Warner, Inc.	5.500%	11/15/2011	6,825	6,640
Time Warner, Inc.	6.875%	5/1/2012	6,975	7,023
Time Warner, Inc.	9.125%	1/15/2013	825	885
Time Warner, Inc.	5.875%	11/15/2016	11,125	9,650
Time Warner, Inc.	9.150%	2/1/2023	11,825	11,862
Time Warner, Inc.	7.570%	2/1/2024	1,500	1,308
Time Warner, Inc.	6.625%	5/15/2029	9,400	7,858
Time Warner, Inc.	7.625%	4/15/2031	14,175	12,493
Time Warner, Inc.	7.700%	5/1/2032	4,745	4,121
Time Warner, Inc.	6.500%	11/15/2036	8,650	7,004
Toll Brothers, Inc.	6.875%	11/15/2012	750	717
Toll Brothers, Inc.	5.150%	5/15/2015	3,900	3,092
Toyota Motor Credit Corp.	4.250%	3/15/2010	16,875	17,092
Toyota Motor Credit Corp.	4.350%	12/15/2010	5,475	5,524
Toyota Motor Credit Corp.	5.450%	5/18/2011	3,675	3,799
VF Corp.	5.950%	11/1/2017	3,125	2,872
VF Corp.	6.450%	11/1/2037	2,850	2,396
Viacom Inc.	5.750%	4/30/2011	2,175	2,114
Viacom Inc.	6.250%	4/30/2016	7,275	6,536
Viacom Inc.	6.125%	10/5/2017	2,300	2,023
Viacom Inc.	6.875%	4/30/2036	7,600	5,810
Wal-Mart Stores, Inc.	4.000%	1/15/2010	7,050	7,117
Wal-Mart Stores, Inc.	4.125%	7/1/2010	13,700	13,789
Wal-Mart Stores, Inc.	4.750%	8/15/2010	5,000	5,166
Wal-Mart Stores, Inc.	4.125%	2/15/2011	40,725	40,927
Wal-Mart Stores, Inc.	4.250%	4/15/2013	1,950	1,923
Wal-Mart Stores, Inc.	4.550%	5/1/2013	1,700	1,681
Wal-Mart Stores, Inc.	7.250%	6/1/2013	800	897
Wal-Mart Stores, Inc.	4.500%	7/1/2015	1,050	1,023
Wal-Mart Stores, Inc.	5.375%	4/5/2017	2,450	2,353
Wal-Mart Stores, Inc.	5.800%	2/15/2018	3,775	3,667
Wal-Mart Stores, Inc.	5.875%	4/5/2027	21,675	20,567
Wal-Mart Stores, Inc.	7.550%	2/15/2030	14,420	15,293
Wal-Mart Stores, Inc.	5.250%	9/1/2035	5,600	4,535
Wal-Mart Stores, Inc.	6.500%	8/15/2037	14,125	13,305
Wal-Mart Stores, Inc.	6.200%	4/15/2038	2,625	2,410
Walgreen Co.	4.875%	8/1/2013	17,050	17,116
Western Union Co.	5.400%	11/17/2011	4,925	4,945
Western Union Co.	5.930%	10/1/2016	5,750	5,177
Western Union Co.	6.200%	11/17/2036	3,375	2,963
Wyndham Worldwide	6.000%	12/1/2016	7,895	6,767
Yum! Brands, Inc.	8.875%	4/15/2011	3,475	3,707
Yum! Brands, Inc.	7.700%	7/1/2012	3,050	3,187
Yum! Brands, Inc.	6.250%	4/15/2016	4,525	4,304
Yum! Brands, Inc.	6.250%	3/15/2018	3,400	3,162
Yum! Brands, Inc.	6.875%	11/15/2037	10,075	9,052
Consumer Noncyclical (2.0%)
Abbott Laboratories	3.750%	3/15/2011	6,450	6,481
Abbott Laboratories	5.600%	5/15/2011	9,000	9,265
Abbott Laboratories	5.150%	11/30/2012	8,075	8,295
Abbott Laboratories	4.350%	3/15/2014	925	891
Abbott Laboratories	5.875%	5/15/2016	19,650	19,706
Abbott Laboratories	5.600%	11/30/2017	4,500	4,350
Abbott Laboratories	6.150%	11/30/2037	4,400	4,092

Allergan Inc.	5.750%	4/1/2016	1,375	1,328
AmerisourceBergen Corp.	5.625%	9/15/2012	1,275	1,229
AmerisourceBergen Corp.	5.875%	9/15/2015	7,300	6,547
Amgen Inc.	4.000%	11/18/2009	6,800	6,856
Amgen Inc.	4.850%	11/18/2014	5,975	5,672
Amgen Inc.	5.850%	6/1/2017	10,800	10,445
Amgen Inc.	6.375%	6/1/2037	4,500	4,129
Amgen Inc.	6.900%	6/1/2038	1,250	1,227
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	1,500	1,511
Anheuser-Busch Cos., Inc.	4.375%	1/15/2013	5,325	4,922
Anheuser-Busch Cos., Inc.	5.600%	3/1/2017	6,375	5,767
Anheuser-Busch Cos., Inc.	5.500%	1/15/2018	13,325	11,582
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	2,600	2,282
Anheuser-Busch Cos., Inc.	5.750%	4/1/2036	5,475	4,138
Anheuser-Busch Cos., Inc.	6.450%	9/1/2037	11,175	8,675
Archer-Daniels-Midland Co.	8.375%	4/15/2017	625	702
Archer-Daniels-Midland Co.	5.450%	3/15/2018	10,725	9,841
Archer-Daniels-Midland Co.	7.000%	2/1/2031	3,900	3,772
Archer-Daniels-Midland Co.	5.935%	10/1/2032	4,725	4,072
Archer-Daniels-Midland Co.	5.375%	9/15/2035	7,775	6,136
Archer-Daniels-Midland Co.	6.450%	1/15/2038	1,950	1,694
AstraZeneca PLC	5.400%	9/15/2012	20,375	20,713
AstraZeneca PLC	5.400%	6/1/2014	3,750	3,673
AstraZeneca PLC	5.900%	9/15/2017	15,350	15,427
AstraZeneca PLC	6.450%	9/15/2037	21,025	19,724
Baxter Finco, BV	4.750%	10/15/2010	6,875	7,084
Baxter International, Inc.	5.900%	9/1/2016	2,575	2,619
Baxter International, Inc.	6.250%	12/1/2037	4,375	4,098
Biogen Idec Inc.	6.000%	3/1/2013	9,775	9,747
Biogen Idec Inc.	6.875%	3/1/2018	14,925	15,024
Bottling Group LLC	4.625%	11/15/2012	16,685	16,642
Bottling Group LLC	5.000%	11/15/2013	2,525	2,549
Bottling Group LLC	5.500%	4/1/2016	7,325	7,349
Bristol-Myers Squibb Co.	5.250%	8/15/2013	350	356
Bristol-Myers Squibb Co.	5.450%	5/1/2018	2,725	2,631
Bristol-Myers Squibb Co.	7.150%	6/15/2023	750	811
Bristol-Myers Squibb Co.	5.875%	11/15/2036	17,450	15,741
Bristol-Myers Squibb Co.	6.125%	5/1/2038	2,925	2,728
Bristol-Myers Squibb Co.	6.875%	8/1/2097	1,125	1,074
Bunge Ltd. Finance Corp.	5.100%	7/15/2015	1,950	1,585
C.R. Bard, Inc.	6.700%	12/1/2026	6,300	6,400
Campbell Soup Co.	6.750%	2/15/2011	6,500	6,963
Cardinal Health, Inc.	5.650%	6/15/2012	700	703
Cardinal Health, Inc.	4.000%	6/15/2015	650	559
Cardinal Health, Inc.	5.800%	10/15/2016	2,150	2,003
Cardinal Health, Inc.	5.850%	12/15/2017	1,730	1,605
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	4,055	4,471
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	3,675	3,895
Clorox Co.	4.200%	1/15/2010	10,600	10,596
Clorox Co.	5.000%	1/15/2015	2,250	2,130
Coca-Cola Co.	5.350%	11/15/2017	13,175	13,158
Coca-Cola Enterprises Inc.	4.250%	9/15/2010	340	348
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	4,400	4,648
Coca-Cola Enterprises Inc.	5.000%	8/15/2013	10,800	11,021
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	3,675	4,295
Coca-Cola Enterprises Inc.	8.000%	9/15/2022	1,550	1,749
Coca-Cola Enterprises Inc.	7.000%	10/1/2026	600	628
Coca-Cola Enterprises Inc.	6.950%	11/15/2026	4,920	5,090
Coca-Cola HBC Finance BV	5.125%	9/17/2013	670	676
ConAgra Foods, Inc.	7.875%	9/15/2010	5,816	6,185
ConAgra Foods, Inc.	6.750%	9/15/2011	895	929
ConAgra Foods, Inc.	5.819%	6/15/2017	1,176	1,133
ConAgra Foods, Inc.	9.750%	3/1/2021	129	151
ConAgra Foods, Inc.	7.125%	10/1/2026	1,000	993
ConAgra Foods, Inc.	7.000%	10/1/2028	875	857
ConAgra Foods, Inc.	8.250%	9/15/2030	1,420	1,552
Covidien International	5.450%	10/15/2012	7,800	7,667
Covidien International	6.000%	10/15/2017	8,025	7,531
Covidien International	6.550%	10/15/2037	5,125	5,002
Delhaize America Inc.	9.000%	4/15/2031	2,800	2,969
Diageo Capital PLC	7.250%	11/1/2009	450	467
Diageo Capital PLC	4.375%	5/3/2010	1,530	1,524
Diageo Capital PLC	5.200%	1/30/2013	10,350	10,512
Diageo Capital PLC	5.500%	9/30/2016	1,700	1,609
Diageo Capital PLC	5.750%	10/23/2017	8,525	8,049
Diageo Capital PLC	5.875%	9/30/2036	1,075	951
Diageo Finance BV	5.300%	10/28/2015	7,975	7,861
5 Dr. Pepper Snapple Group	6.120%	5/1/2013	2,100	2,104
5 Dr. Pepper Snapple Group	6.820%	5/1/2018	5,850	5,786
5 Dr. Pepper Snapple Group	7.450%	5/1/2038	1,225	1,225
Eli Lilly & Co.	6.000%	3/15/2012	3,825	4,028
Eli Lilly & Co.	5.200%	3/15/2017	11,900	11,640
Eli Lilly & Co.	5.500%	3/15/2027	6,725	6,144
Eli Lilly & Co.	5.550%	3/15/2037	1,050	947
Estee Lauder Ace Trust I	6.000%	5/15/2037	925	817
Fortune Brands Inc.	5.125%	1/15/2011	3,225	3,176
Fortune Brands Inc.	5.375%	1/15/2016	8,450	7,531
Fortune Brands Inc.	5.875%	1/15/2036	3,625	2,892
Genentech Inc.	4.400%	7/15/2010	1,350	1,369
Genentech Inc.	4.750%	7/15/2015	2,620	2,454
Genentech Inc.	5.250%	7/15/2035	4,100	3,500
General Mills, Inc.	6.000%	2/15/2012	10,907	11,087
General Mills, Inc.	5.650%	9/10/2012	2,975	3,057
General Mills, Inc.	5.250%	8/15/2013	4,675	4,650
General Mills, Inc.	5.200%	3/17/2015	900	861
General Mills, Inc.	5.700%	2/15/2017	16,250	16,029
GlaxoSmithKline Capital Inc.	4.850%	5/15/2013	22,550	22,046
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	3,750	3,607
GlaxoSmithKline Capital Inc.	5.650%	5/15/2018	22,550	21,492
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	4,450	3,931
GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	19,425	18,263
Grand Metropolitan Investment Corp.	9.000%	8/15/2011	500	549
Grand Metropolitan Investment Corp.	7.450%	4/15/2035	1,075	1,161
H.J. Heinz Co.	6.625%	7/15/2011	7,200	7,526
H.J. Heinz Co.	6.750%	3/15/2032	3,800	3,531
H.J. Heinz Co.	5.350%	7/15/2013	2,700	2,689
Hasbro Inc.	6.300%	9/15/2017	7,025	6,343
Hershey Foods Corp.	5.450%	9/1/2016	1,550	1,533
Hospira, Inc.	5.900%	6/15/2014	1,925	1,864
Hospira, Inc.	6.050%	3/30/2017	250	239
Johnson & Johnson	5.150%	8/15/2012	10,250	10,885
Johnson & Johnson	3.800%	5/15/2013	4,715	4,643
Johnson & Johnson	5.550%	8/15/2017	4,225	4,348
Johnson & Johnson	5.150%	7/15/2018	2,000	1,958
Johnson & Johnson	6.950%	9/1/2029	1,625	1,787
Johnson & Johnson	4.950%	5/15/2033	1,850	1,591
Johnson & Johnson	5.950%	8/15/2037	6,500	6,413
Johnson & Johnson	5.850%	7/15/2038	5,650	5,450
Kellogg Co.	6.600%	4/1/2011	13,325	13,872
Kellogg Co.	5.125%	12/3/2012	6,910	6,897
Kellogg Co.	4.250%	3/6/2013	5,200	5,066
Kellogg Co.	7.450%	4/1/2031	8,565	9,403
Kimberly-Clark Corp.	5.625%	2/15/2012	4,950	5,036
Kimberly-Clark Corp.	4.875%	8/15/2015	6,250	6,061
Kimberly-Clark Corp.	6.125%	8/1/2017	10,450	10,308
Kimberly-Clark Corp.	6.250%	7/15/2018	175	178
Kimberly-Clark Corp.	6.625%	8/1/2037	1,300	1,323
Kraft Foods, Inc.	4.125%	11/12/2009	6,400	6,261
Kraft Foods, Inc.	5.625%	11/1/2011	41,125	41,115
Kraft Foods, Inc.	6.250%	6/1/2012	5,540	5,637
Kraft Foods, Inc.	5.250%	10/1/2013	25	24
Kraft Foods, Inc.	6.500%	8/11/2017	15,725	15,385
Kraft Foods, Inc.	6.125%	2/1/2018	400	374
Kraft Foods, Inc.	6.125%	8/23/2018	8,475	8,030
Kraft Foods, Inc.	6.500%	11/1/2031	9,575	8,494
Kraft Foods, Inc.	7.000%	8/11/2037	13,700	12,835
Kraft Foods, Inc.	6.875%	1/26/2039	3,225	2,970
Kroger Co.	6.800%	4/1/2011	2,600	2,688
Kroger Co.	6.750%	4/15/2012	10,575	10,733
Kroger Co.	6.200%	6/15/2012	7,625	7,754
Kroger Co.	5.500%	2/1/2013	2,825	2,836
Kroger Co.	5.000%	4/15/2013	4,000	3,884
Kroger Co.	4.950%	1/15/2015	3,675	3,416
Kroger Co.	6.400%	8/15/2017	4,925	4,783
Kroger Co.	6.800%	12/15/2018	4,025	3,832
Kroger Co.	6.150%	1/15/2020	4,550	4,344
Kroger Co.	7.700%	6/1/2029	9,200	9,590
Kroger Co.	8.000%	9/15/2029	1,250	1,343
Kroger Co.	7.500%	4/1/2031	3,020	2,960
Kroger Co.	6.900%	4/15/2038	2,925	2,871
Laboratory Corp. of America	5.500%	2/1/2013	1,965	1,926
Laboratory Corp. of America	5.625%	12/15/2015	2,975	2,761
McKesson Corp.	7.750%	2/1/2012	750	801
McKesson Corp.	5.250%	3/1/2013	12,200	12,071
Medco Health Solutions	6.125%	3/15/2013	550	538
Medco Health Solutions	7.250%	8/15/2013	575	588
Medco Health Solutions	7.125%	3/15/2018	10,325	10,184
Medtronic Inc.	4.375%	9/15/2010	2,775	2,811
Medtronic Inc.	4.750%	9/15/2015	4,750	4,526
Merck & Co.	5.125%	11/15/2011	3,150	3,255
Merck & Co.	4.375%	2/15/2013	4,725	4,672
Merck & Co.	4.750%	3/1/2015	11,925	11,643
Merck & Co.	6.400%	3/1/2028	4,005	4,123
Merck & Co.	5.950%	12/1/2028	2,675	2,617
Merck & Co.	5.750%	11/15/2036	1,300	1,191
Molson Coors Capital Finance	4.850%	9/22/2010	1,975	1,990
Newell Rubbermaid, Inc.	4.000%	5/1/2010	3,225	3,146
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	2,200	2,368
PepsiAmericas Inc.	5.750%	7/31/2012	3,225	3,259
PepsiAmericas Inc.	4.875%	1/15/2015	375	364
PepsiAmericas Inc.	5.000%	5/15/2017	4,600	4,318
Pepsico, Inc.	5.150%	5/15/2012	2,650	2,748
Pepsico, Inc.	4.650%	2/15/2013	11,750	11,929
Pepsico, Inc.	5.000%	6/1/2018	11,525	11,008
Pfizer, Inc.	4.500%	2/15/2014	9,200	9,209
Pharmacia Corp.	6.500%	12/1/2018	750	806
Pharmacia Corp.	6.600%	12/1/2028	775	813
Philip Morris International Inc	5.650%	5/16/2018	16,400	14,892
Philip Morris International Inc.	4.875%	5/16/2013	10,625	10,201
Philip Morris International Inc.	6.375%	5/16/2038	9,150	7,744
Philips Electronics NV	4.625%	3/11/2013	4,750	4,676
Philips Electronics NV	5.750%	3/11/2018	12,275	11,793
Philips Electronics NV	6.875%	3/11/2038	5,900	6,033
Procter & Gamble Co.	4.950%	8/15/2014	1,600	1,628
Procter & Gamble Co.	6.450%	1/15/2026	1,825	1,931
Procter & Gamble Co.	5.800%	8/15/2034	3,375	3,318
Procter & Gamble Co.	5.550%	3/5/2037	14,325	13,453
3 Procter & Gamble Co. ESOP	9.360%	1/1/2021	12,790	15,938
Quest Diagnostic, Inc.	5.450%	11/1/2015	8,175	7,427
Quest Diagnostic, Inc.	6.400%	7/1/2017	675	657
Quest Diagnostic, Inc.	6.950%	7/1/2037	2,950	2,830
Reynolds American Inc.	6.500%	7/15/2010	2,525	2,531
Reynolds American Inc.	7.250%	6/1/2012	4,075	4,162
Reynolds American Inc.	7.250%	6/1/2013	8,250	8,487
Reynolds American Inc.	7.625%	6/1/2016	4,000	3,990
Reynolds American Inc.	6.750%	6/15/2017	5,800	5,387
Reynolds American Inc.	7.250%	6/15/2037	4,700	4,289
Safeway, Inc.	4.950%	8/16/2010	3,125	3,120
Safeway, Inc.	6.500%	3/1/2011	7,575	7,801
Safeway, Inc.	5.800%	8/15/2012	3,650	3,729
Safeway, Inc.	6.350%	8/15/2017	800	782
Safeway, Inc.	7.250%	2/1/2031	5,700	5,464
Sara Lee Corp.	6.125%	11/1/2032	375	322
Schering-Plough Corp.	5.550%	12/1/2013	25,300	25,206
Schering-Plough Corp.	6.750%	12/1/2033	9,075	8,861
Schering-Plough Corp.	6.000%	9/15/2017	1,025	986
Schering-Plough Corp.	6.550%	9/15/2037	1,750	1,635
Sysco Corp.	4.200%	2/12/2013	2,225	2,192
Sysco Corp.	5.250%	2/12/2018	1,800	1,774
Sysco Corp.	5.375%	9/21/2035	4,725	4,207
Teva Pharmaceutical Finance LLC	5.550%	2/1/2016	550	514
Teva Pharmaceutical Finance LLC	6.150%	2/1/2036	11,100	9,836
UST, Inc.	6.625%	7/15/2012	800	832
UST, Inc.	5.750%	3/1/2018	3,200	3,079
Unilever Capital Corp.	7.125%	11/1/2010	10,950	11,745
Unilever Capital Corp.	5.900%	11/15/2032	3,725	3,537
Whirlpool Corp.	5.500%	3/1/2013	14,250	13,815
Wm. Wrigley Jr. Co.	4.300%	7/15/2010	5,725	5,695
Wm. Wrigley Jr. Co.	4.650%	7/15/2015	5,550	4,627
Wyeth	5.500%	3/15/2013	20,150	19,813
Wyeth	6.950%	3/15/2011	2,450	2,561
Wyeth	5.500%	2/1/2014	7,425	7,298
Wyeth	5.500%	2/15/2016	5,750	5,685
Wyeth	5.450%	4/1/2017	3,875	3,796
Wyeth	6.450%	2/1/2024	1,850	1,855
Wyeth	6.500%	2/1/2034	1,975	1,927
Wyeth	6.000%	2/15/2036	6,125	5,699
Wyeth	5.950%	4/1/2037	23,520	20,726
Energy (1.0%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	975	883
Amerada Hess Corp.	6.650%	8/15/2011	7,450	7,479
Amerada Hess Corp.	7.875%	10/1/2029	6,250	5,871
Amerada Hess Corp.	7.125%	3/15/2033	6,050	5,200
Anadarko Finance Co.	6.750%	5/1/2011	3,225	3,319
Anadarko Finance Co.	7.500%	5/1/2031	985	896
Anadarko Petroleum Corp.	5.950%	9/15/2016	12,800	11,533
Anadarko Petroleum Corp.	6.450%	9/15/2036	18,320	13,915
Apache Corp.	6.250%	4/15/2012	1,700	1,717
Apache Corp.	5.250%	4/15/2013	1,000	974
Apache Corp.	6.000%	9/15/2013	7,275	7,268
Apache Corp.	5.625%	1/15/2017	1,050	984
Apache Corp.	6.900%	9/15/2018	6,350	6,338
Apache Corp.	6.000%	1/15/2037	6,500	5,323
Apache Finance Canada Corp.	7.750%	12/15/2029	1,350	1,534
BJ Services Co.	6.000%	6/1/2018	3,525	3,505
Baker Hughes, Inc.	6.875%	1/15/2029	825	884
Burlington Resources, Inc.	6.680%	2/15/2011	4,300	4,575
Burlington Resources, Inc.	6.500%	12/1/2011	3,975	4,236
Burlington Resources, Inc.	7.200%	8/15/2031	850	889
Burlington Resources, Inc.	7.400%	12/1/2031	4,575	4,893
Cameron International Corp.	6.375%	7/15/2018	4,250	4,093
Cameron International Corp.	7.000%	7/15/2038	4,875	4,179
Canadian Natural Resources	5.450%	10/1/2012	5,425	5,381
Canadian Natural Resources	5.150%	2/1/2013	1,875	1,820
Canadian Natural Resources	4.900%	12/1/2014	5,575	5,041
Canadian Natural Resources	6.000%	8/15/2016	5,375	4,954
Canadian Natural Resources	5.700%	5/15/2017	12,000	10,489
Canadian Natural Resources	7.200%	1/15/2032	5,375	4,924
Canadian Natural Resources	6.450%	6/30/2033	6,915	5,768
Canadian Natural Resources	6.500%	2/15/2037	9,175	7,350
Canadian Natural Resources	6.250%	3/15/2038	5,625	4,241
Canadian Natural Resources	6.750%	2/1/2039	1,125	909
Conoco Funding Co.	6.350%	10/15/2011	24,935	25,642
Conoco Funding Co.	7.250%	10/15/2031	350	366
Conoco, Inc.	6.950%	4/15/2029	1,230	1,230
ConocoPhillips	8.750%	5/25/2010	1,250	1,343
ConocoPhillips	5.900%	10/15/2032	1,950	1,755
ConocoPhillips Canada	5.300%	4/15/2012	5,025	5,084
ConocoPhillips Canada	5.625%	10/15/2016	21,100	20,816
ConocoPhillips Canada	5.950%	10/15/2036	3,475	3,282
Devon Energy Corp.	7.950%	4/15/2032	5,975	6,170
Devon Financing Corp.	6.875%	9/30/2011	10,185	10,501
Devon Financing Corp.	7.875%	9/30/2031	8,725	8,985
Diamond Offshore Drilling	4.875%	7/1/2015	775	714
EOG Resources Inc.	6.125%	10/1/2013	400	402
EOG Resources Inc.	5.875%	9/15/2017	8,825	8,353
Encana Corp.	5.900%	12/1/2017	9,550	8,522
Encana Corp.	6.500%	8/15/2034	9,600	7,772
Encana Corp.	6.625%	8/15/2037	11,900	9,224
Encana Corp.	6.500%	2/1/2038	550	444
Encana Holdings Finance Corp.	5.800%	5/1/2014	2,100	1,955
Halliburton Co.	5.500%	10/15/2010	4,100	4,206
Halliburton Co.	5.900%	9/15/2018	2,150	2,138
Halliburton Co.	6.700%	9/15/2038	12,000	11,480
Husky Energy Inc.	6.250%	6/15/2012	2,875	2,821
Husky Energy Inc.	6.150%	6/15/2019	1,000	880
Husky Energy Inc.	6.800%	9/15/2037	2,400	2,077
Kerr McGee Corp.	6.875%	9/15/2011	6,850	7,148
Kerr McGee Corp.	6.950%	7/1/2024	11,770	11,985
Kerr McGee Corp.	7.875%	9/15/2031	1,700	1,917
Lasmo Inc.	7.300%	11/15/2027	400	432
Marathon Oil Corp.	6.125%	3/15/2012	9,470	9,632
Marathon Oil Corp.	6.000%	7/1/2012	3,400	3,465
Marathon Oil Corp.	6.000%	10/1/2017	17,225	16,147
Marathon Oil Corp.	5.900%	3/15/2018	10,050	8,993
Marathon Oil Corp.	6.600%	10/1/2037	12,650	10,268
5 Nabors Industries Inc.	6.150%	2/15/2018	13,825	12,734
Nexen, Inc.	5.050%	11/20/2013	3,700	3,518
Nexen, Inc.	5.650%	5/15/2017	2,325	2,093
Nexen, Inc.	7.875%	3/15/2032	1,100	1,080
Nexen, Inc.	5.875%	3/10/2035	400	288
Nexen, Inc.	6.400%	5/15/2037	12,950	10,263
Noble Energy Inc.	8.000%	4/1/2027	175	175
Norsk Hydro	7.250%	9/23/2027	6,325	6,912
Norsk Hydro	7.150%	1/15/2029	3,475	3,687
Occidental Petroleum	6.750%	1/15/2012	6,725	7,179
PanCanadian Energy Corp.	7.200%	11/1/2031	7,050	6,259
Petro-Canada	4.000%	7/15/2013	5,475	4,986
Petro-Canada	7.875%	6/15/2026	1,675	1,565
Petro-Canada	7.000%	11/15/2028	1,375	1,166
Petro-Canada	5.350%	7/15/2033	5,975	3,997
Petro-Canada	5.950%	5/15/2035	8,475	6,141
Petro-Canada	6.800%	5/15/2038	2,400	1,917
Petro-Canada Financial Partnership	5.000%	11/15/2014	1,600	1,456
Petro-Canada Financial Partnership	6.050%	5/15/2018	2,400	2,191
Questar Market Resources	6.050%	9/1/2016	3,575	3,407
Shell International Finance BV	5.625%	6/27/2011	1,000	1,065
Shell International Finance BV	4.950%	3/22/2012	3,450	3,536
Shell International Finance BV	5.200%	3/22/2017	3,525	3,480
5 Statoilhydro ASA	6.500%	12/1/2028	1,200	1,227
Suncor Energy, Inc.	6.100%	6/1/2018	3,800	3,555
Suncor Energy, Inc.	7.150%	2/1/2032	1,700	1,672
Suncor Energy, Inc.	5.950%	12/1/2034	150	127
Suncor Energy, Inc.	6.500%	6/15/2038	12,375	10,715
Sunoco, Inc.	4.875%	10/15/2014	1,700	1,595
Sunoco, Inc.	5.750%	1/15/2017	2,300	2,168
Talisman Energy, Inc.	5.125%	5/15/2015	1,400	1,275
Talisman Energy, Inc.	7.250%	10/15/2027	1,050	993
Talisman Energy, Inc.	5.850%	2/1/2037	5,500	4,282
Tosco Corp.	8.125%	2/15/2030	18,775	21,558
Transocean Inc.	5.250%	3/15/2013	4,200	4,131
Transocean Inc.	6.000%	3/15/2018	6,325	5,969
Transocean Inc.	7.500%	4/15/2031	2,650	2,653
Transocean Inc.	6.800%	3/15/2038	6,050	5,544
Valero Energy Corp.	6.875%	4/15/2012	17,725	18,165
Valero Energy Corp.	4.750%	6/15/2013	340	321
Valero Energy Corp.	6.125%	6/15/2017	2,000	1,906
Valero Energy Corp.	7.500%	4/15/2032	5,265	5,053
Valero Energy Corp.	6.625%	6/15/2037	5,450	4,437
Weatherford International Inc.	5.950%	6/15/2012	750	755
Weatherford International Inc.	5.150%	3/15/2013	1,550	1,492
Weatherford International Inc.	6.350%	6/15/2017	5,350	5,057
Weatherford International Inc.	6.000%	3/15/2018	2,250	2,120
Weatherford International Inc.	6.500%	8/1/2036	11,125	10,072
Weatherford International Inc.	6.800%	6/15/2037	1,875	1,763
Weatherford International Inc.	7.000%	3/15/2038	1,750	1,687
XTO Energy, Inc.	5.000%	8/1/2010	1,000	1,009
XTO Energy, Inc.	5.900%	8/1/2012	6,025	5,828
XTO Energy, Inc.	6.250%	4/15/2013	8,575	8,750
XTO Energy, Inc.	5.750%	12/15/2013	9,850	9,477
XTO Energy, Inc.	4.900%	2/1/2014	525	498
XTO Energy, Inc.	5.000%	1/31/2015	1,725	1,615
XTO Energy, Inc.	5.300%	6/30/2015	1,475	1,370
XTO Energy, Inc.	6.250%	8/1/2017	9,800	9,548
XTO Energy, Inc.	6.500%	12/15/2018	8,525	8,238
XTO Energy, Inc.	6.100%	4/1/2036	1,300	1,118
XTO Energy, Inc.	6.750%	8/1/2037	16,450	14,066
XTO Energy, Inc.	6.375%	6/15/2038	2,125	1,846
Technology (0.6%)
Agilent Technologies Inc.	6.500%	11/1/2017	9,300	8,796
Arrow Electronics, Inc.	6.875%	7/1/2013	200	208
BMC Software Inc.	7.250%	6/1/2018	2,775	2,798
Cisco Systems Inc.	5.250%	2/22/2011	45,225	46,453
Cisco Systems Inc.	5.500%	2/22/2016	18,265	17,623
Computer Sciences Corp.	5.000%	2/15/2013	4,575	4,372
5 Computer Sciences Corp.	5.500%	3/15/2013	2,075	2,021
5 Computer Sciences Corp.	6.500%	3/15/2018	400	391
Corning Inc.	7.250%	8/15/2036	400	391
5 Dell Inc.	4.700%	4/15/2013	7,100	6,896
5 Dell Inc.	5.650%	4/15/2018	3,875	3,636
5 Dell Inc.	6.500%	4/15/2038	3,800	3,542
Dun & Bradstreet Corp.	6.000%	4/1/2013	6,000	6,006
Electronic Data Systems	6.000%	8/1/2013	6,275	6,305
Electronic Data Systems	7.125%	10/15/2009	575	594
Equifax Inc.	6.300%	7/1/2017	1,300	1,161
Equifax Inc.	7.000%	7/1/2037	1,900	1,587
Fiserv, Inc.	6.125%	11/20/2012	11,075	10,608
Fiserv, Inc.	6.800%	11/20/2017	7,075	7,085
Harris Corp.	5.000%	10/1/2015	4,400	4,098
Harris Corp.	5.950%	12/1/2017	225	220
Hewlett-Packard Co.	6.500%	7/1/2012	1,835	1,922
Hewlett-Packard Co.	4.500%	3/1/2013	15,825	15,120
Hewlett-Packard Co.	5.400%	3/1/2017	2,035	1,932
Hewlett-Packard Co.	5.500%	3/1/2018	4,275	4,073
IBM International Group Capital	5.050%	10/22/2012	25,525	25,830
International Business Machines Corp.	4.950%	3/22/2011	3,225	3,314
International Business Machines Corp.	7.500%	6/15/2013	3,575	3,870
International Business Machines Corp.	5.700%	9/14/2017	41,650	40,215
International Business Machines Corp.	7.000%	10/30/2025	720	765
International Business Machines Corp.	6.220%	8/1/2027	6,250	6,128
International Business Machines Corp.	6.500%	1/15/2028	700	708
International Business Machines Corp.	5.875%	11/29/2032	500	468
International Business Machines Corp.	7.125%	12/1/2096	6,735	6,955
Intuit Inc.	5.400%	3/15/2012	2,475	2,316
Intuit Inc.	5.750%	3/15/2017	2,925	2,621
Lexmark International Inc.	5.900%	6/1/2013	3,450	3,378
Lexmark International Inc.	6.650%	6/1/2018	5,575	5,368
Motorola, Inc.	7.625%	11/15/2010	619	640
Motorola, Inc.	8.000%	11/1/2011	725	727
Motorola, Inc.	5.375%	11/15/2012	6,125	5,687
Motorola, Inc.	6.000%	11/15/2017	1,675	1,431
Motorola, Inc.	7.500%	5/15/2025	1,000	872
Motorola, Inc.	6.500%	9/1/2025	1,550	1,196
Motorola, Inc.	6.500%	11/15/2028	500	377
Motorola, Inc.	6.625%	11/15/2037	2,450	1,824
National Semiconductor	6.150%	6/15/2012	750	749
National Semiconductor	6.600%	6/15/2017	7,400	7,103
Oracle Corp.	5.000%	1/15/2011	6,150	6,282
Oracle Corp.	4.950%	4/15/2013	6,350	6,332
Oracle Corp.	5.250%	1/15/2016	9,990	9,441
Oracle Corp.	5.750%	4/15/2018	16,370	15,214
Oracle Corp.	6.500%	4/15/2038	7,200	6,428
Pitney Bowes, Inc.	4.625%	10/1/2012	4,050	4,036
Pitney Bowes, Inc.	3.875%	6/15/2013	5,050	4,851
Pitney Bowes, Inc.	4.875%	8/15/2014	350	337
Pitney Bowes, Inc.	4.750%	1/15/2016	13,750	13,021
Pitney Bowes, Inc.	5.750%	9/15/2017	4,450	4,359
Pitney Bowes, Inc.	4.750%	5/15/2018	375	308
Pitney Bowes, Inc.	5.250%	1/15/2037	550	519
Science Applications International Corp.	6.250%	7/1/2012	1,275	1,315
Science Applications International Corp.	5.500%	7/1/2033	1,775	1,424
Tyco Electronics Group	6.000%	10/1/2012	2,450	2,433
Tyco Electronics Group	6.550%	10/1/2017	9,325	8,972
Tyco Electronics Group	7.125%	10/1/2037	750	704
Xerox Capital Trust I	8.000%	2/1/2027	5,750	5,232
Xerox Corp.	7.125%	6/15/2010	4,000	4,056
Xerox Corp.	6.875%	8/15/2011	2,425	2,447
Xerox Corp.	5.500%	5/15/2012	3,200	3,068
Xerox Corp.	7.625%	6/15/2013	4,425	4,484
Xerox Corp.	6.400%	3/15/2016	5,125	4,718
Xerox Corp.	6.750%	2/1/2017	3,700	3,559
Xerox Corp.	6.350%	5/15/2018	9,625	8,562
Transportation (0.4%)
Burlington Northern Santa Fe Corp.	7.125%	12/15/2010	500	529
Burlington Northern Santa Fe Corp.	6.750%	7/15/2011	3,720	3,892
Burlington Northern Santa Fe Corp.	5.900%	7/1/2012	3,375	3,464
Burlington Northern Santa Fe Corp.	5.650%	5/1/2017	3,025	2,920
Burlington Northern Santa Fe Corp.	5.750%	3/15/2018	4,100	3,864
Burlington Northern Santa Fe Corp.	7.000%	12/15/2025	6,400	6,094
Burlington Northern Santa Fe Corp.	6.200%	8/15/2036	3,975	3,416
Burlington Northern Santa Fe Corp.	6.150%	5/1/2037	8,075	7,187
CNF, Inc.	6.700%	5/1/2034	4,150	3,413
CSX Corp.	6.750%	3/15/2011	2,450	2,514
CSX Corp.	6.300%	3/15/2012	1,775	1,785
CSX Corp.	5.750%	3/15/2013	125	121
CSX Corp.	6.250%	4/1/2015	2,750	2,626
CSX Corp.	5.600%	5/1/2017	1,875	1,644
CSX Corp.	6.250%	3/15/2018	300	272
CSX Corp.	7.950%	5/1/2027	325	317
CSX Corp.	6.000%	10/1/2036	7,550	5,806
CSX Corp.	6.150%	5/1/2037	2,875	2,229
CSX Corp.	7.450%	4/1/2038	2,350	2,163
Canadian National Railway Co.	6.375%	10/15/2011	1,075	1,134
Canadian National Railway Co.	4.400%	3/15/2013	3,175	3,060
Canadian National Railway Co.	4.950%	1/15/2014	700	677
Canadian National Railway Co.	5.800%	6/1/2016	950	934
Canadian National Railway Co.	5.850%	11/15/2017	1,425	1,402
Canadian National Railway Co.	6.800%	7/15/2018	11,025	11,605
Canadian National Railway Co.	6.900%	7/15/2028	700	708
Canadian National Railway Co.	6.250%	8/1/2034	1,925	1,797
Canadian National Railway Co.	6.200%	6/1/2036	3,025	2,800
Canadian Pacific Railway Co.	6.250%	10/15/2011	10,950	11,205
Canadian Pacific Railway Co.	7.125%	10/15/2031	550	511
Canadian Pacific Railway Co.	5.950%	5/15/2037	1,200	1,000
Continental Airlines, Inc.	6.563%	2/15/2012	2,450	2,217
3 Continental Airlines, Inc.	6.648%	9/15/2017	8,362	7,630
3 Continental Airlines, Inc.	6.900%	1/2/2018	4,647	4,171
3 Continental Airlines, Inc.	6.545%	2/2/2019	519	457
3 Continental Airlines, Inc.	5.983%	4/19/2022	750	617
Delta Air Lines Enhanced Equipment Trust Certificates	6.417%	7/2/2012	4,100	3,598
3 Delta Air Lines Enhanced Equipment Trust Certificates	6.718%	1/2/2023	3,814	3,204
Delta Air Lines, Inc.	7.111%	9/18/2011	4,100	3,741
3 Delta Air Lines, Inc.	6.821%	8/10/2022	5,610	4,656
Norfolk Southern Corp.	6.750%	2/15/2011	6,000	6,128
Norfolk Southern Corp.	5.257%	9/17/2014	45	45
Norfolk Southern Corp.	7.700%	5/15/2017	6,375	6,940
Norfolk Southern Corp.	5.750%	4/1/2018	1,750	1,678
Norfolk Southern Corp.	9.750%	6/15/2020	1,696	2,121
Norfolk Southern Corp.	5.590%	5/17/2025	634	554
Norfolk Southern Corp.	7.800%	5/15/2027	2,495	2,696
Norfolk Southern Corp.	5.640%	5/17/2029	2,205	1,887
Norfolk Southern Corp.	7.050%	5/1/2037	12,995	12,980
Norfolk Southern Corp.	7.900%	5/15/2097	2,075	2,186
Ryder System Inc.	5.950%	5/2/2011	3,375	3,375
Ryder System Inc.	5.850%	3/1/2014	2,000	1,909
Ryder System Inc.	7.200%	9/1/2015	4,375	4,344
Ryder System Inc.	5.850%	11/1/2016	1,950	1,792
Southwest Airlines Co.	6.500%	3/1/2012	7,950	7,848
Southwest Airlines Co.	5.250%	10/1/2014	275	254
Southwest Airlines Co.	5.750%	12/15/2016	3,950	3,651
Southwest Airlines Co.	5.125%	3/1/2017	850	729
3 Southwest Airlines Co.	6.150%	8/1/2022	2,030	1,931
Union Pacific Corp.	3.625%	6/1/2010	2,040	2,027
Union Pacific Corp.	6.650%	1/15/2011	6,005	6,268
Union Pacific Corp.	6.125%	1/15/2012	200	204
Union Pacific Corp.	6.500%	4/15/2012	2,383	2,425
Union Pacific Corp.	5.450%	1/31/2013	2,750	2,678
Union Pacific Corp.	7.000%	2/1/2016	450	465
Union Pacific Corp.	5.650%	5/1/2017	5,200	4,884
Union Pacific Corp.	5.750%	11/15/2017	8,525	8,103
Union Pacific Corp.	5.700%	8/15/2018	6,850	6,442
Union Pacific Corp.	6.625%	2/1/2029	1,450	1,354
3 Union Pacific Railroad Co.	6.176%	1/2/2031	1,562	1,520
United Parcel Service of America	4.500%	1/15/2013	2,750	2,760
United Parcel Service of America	5.500%	1/15/2018	4,185	4,111
United Parcel Service of America	6.200%	1/15/2038	4,875	4,443
Other (0.1%)
Black & Decker Corp.	7.125%	6/1/2011	500	518
Black & Decker Corp.	5.750%	11/15/2016	2,950	2,670
Cintas Corp.	6.125%	12/1/2017	2,925	2,884
Cooper Industries, Inc.	5.250%	11/15/2012	4,425	4,513
Cooper Industries, Inc.	5.450%	4/1/2015	2,450	2,472
Danaher Corp.	5.625%	1/15/2018	2,850	2,853
Eaton Corp.	4.900%	5/15/2013	3,850	3,791
Eaton Corp.	5.600%	5/15/2018	2,700	2,615
Parker-Hannifin Corp.	5.500%	5/15/2018	1,600	1,568
Parker-Hannifin Corp.	6.250%	5/15/2038	1,950	1,924
Rockwell Automation	5.650%	12/1/2017	2,100	2,105
Rockwell Automation	6.700%	1/15/2028	1,275	1,310
Rockwell Automation	6.250%	12/1/2037	4,700	4,682

				5,893,921

Utilities (1.9%)
Electric (1.4%)
AEP Texas Central Co.	6.650%	2/15/2033	2,775	2,485
Alabama Power Co.	4.850%	12/15/2012	2,400	2,375
Alabama Power Co.	5.500%	10/15/2017	3,975	3,751
American Electric Power Co., Inc.	5.375%	3/15/2010	925	944
American Electric Power Co., Inc.	5.250%	6/1/2015	875	828
American Water Capital Corp.	6.085%	10/15/2017	8,800	8,224
American Water Capital Corp.	6.593%	10/15/2037	6,300	5,732
Appalachian Power Co.	7.000%	4/1/2038	6,900	6,455
Arizona Public Service Co.	6.375%	10/15/2011	800	809
Arizona Public Service Co.	5.800%	6/30/2014	725	688
Arizona Public Service Co.	4.650%	5/15/2015	925	803
Arizona Public Service Co.	5.500%	9/1/2035	700	520
Baltimore Gas & Electric Co.	5.900%	10/1/2016	4,250	3,888
Baltimore Gas & Electric Co.	6.350%	10/1/2036	625	502
Carolina Power & Light Co.	6.500%	7/15/2012	1,250	1,291
Carolina Power & Light Co.	5.125%	9/15/2013	405	403
Carolina Power & Light Co.	6.300%	4/1/2038	2,750	2,654
CenterPoint Energy Houston	5.700%	3/15/2013	16,860	16,388
CenterPoint Energy Houston	5.750%	1/15/2014	500	485
CenterPoint Energy Houston	6.950%	3/15/2033	400	371
Cincinnati Gas & Electric Co.	5.700%	9/15/2012	4,925	4,954
Cleveland Electric Illumination Co.	7.880%	11/1/2017	1,375	1,429
Columbus Southern Power	5.850%	10/1/2035	8,300	7,019
Commonwealth Edison Co.	6.150%	3/15/2012	2,025	2,054
Commonwealth Edison Co.	5.950%	8/15/2016	14,530	13,679
Commonwealth Edison Co.	6.150%	9/15/2017	15,025	14,255
Commonwealth Edison Co.	5.875%	2/1/2033	590	478
Commonwealth Edison Co.	5.900%	3/15/2036	800	644
Commonwealth Edison Co.	6.450%	1/15/2038	3,875	3,355
Connecticut Light & Power Co.	6.350%	6/1/2036	6,975	6,307
Consolidated Edison Co. of New York	4.875%	2/1/2013	3,715	3,678
Consolidated Edison Co. of New York	5.375%	12/15/2015	1,600	1,513
Consolidated Edison Co. of New York	5.500%	9/15/2016	6,200	5,920
Consolidated Edison Co. of New York	5.300%	3/1/2035	2,450	1,904
Consolidated Edison Co. of New York	5.850%	3/15/2036	2,325	1,964
Consolidated Edison Co. of New York	6.200%	6/15/2036	3,575	3,168
Consolidated Edison Co. of New York	6.300%	8/15/2037	7,000	6,278
Consolidated Edison Co. of New York	6.750%	4/1/2038	2,700	2,568
Constellation Energy Group, Inc.	6.125%	9/1/2009	875	846
Constellation Energy Group, Inc.	7.000%	4/1/2012	1,275	1,297
Constellation Energy Group, Inc.	4.550%	6/15/2015	18,050	15,648
Constellation Energy Group, Inc.	7.600%	4/1/2032	2,390	2,254
Consumers Energy Co.	5.000%	2/15/2012	2,500	2,430
Consumers Energy Co.	5.375%	4/15/2013	5,175	5,204
Consumers Energy Co.	5.500%	8/15/2016	1,925	1,822
Consumers Energy Co.	5.650%	4/15/2020	1,000	914
DTE Energy Co.	7.050%	6/1/2011	6,640	6,803
DTE Energy Co.	6.375%	4/15/2033	275	239
Detroit Edison Co.	6.125%	10/1/2010	2,730	2,796
Detroit Edison Co.	5.700%	10/1/2037	1,000	834
Dominion Resources, Inc.	4.750%	12/15/2010	2,225	2,217
3 Dominion Resources, Inc.	6.300%	9/30/2011	2,750	2,496
Dominion Resources, Inc.	6.250%	6/30/2012	2,790	2,819
Dominion Resources, Inc.	5.700%	9/17/2012	850	843
Dominion Resources, Inc.	5.150%	7/15/2015	19,050	17,336
Dominion Resources, Inc.	5.250%	8/1/2033	3,225	2,902
3 Dominion Resources, Inc.	7.500%	6/30/2016	4,325	3,894
Dominion Resources, Inc.	6.000%	11/30/2017	5,300	4,936
Dominion Resources, Inc.	6.300%	3/15/2033	1,675	1,435
Dominion Resources, Inc.	5.950%	6/15/2035	9,150	7,435
Dominion Resources, Inc.	7.000%	6/15/2038	1,275	1,221
Duke Energy Carolinas LLC	6.100%	6/1/2037	10,725	9,911
Duke Energy Carolinas LLC	6.000%	1/15/2038	475	435
Duke Energy Carolinas LLC	6.050%	4/15/2038	3,425	3,267
Duke Energy Corp.	6.250%	1/15/2012	10,107	10,474
Duke Energy Corp.	6.000%	12/1/2028	1,900	1,744
Duke Energy Corp.	6.450%	10/15/2032	1,500	1,447
Duke Energy Indiana Inc.	6.350%	8/15/2038	9,925	9,334
El Paso Electric Co.	6.000%	5/15/2035	2,200	1,844
Empresa Nacional Electric	8.350%	8/1/2013	2,900	3,128
Energy East Corp.	6.750%	6/15/2012	6,050	6,212
Energy East Corp.	6.750%	7/15/2036	4,275	3,812
5 Entergy Gulf States, Inc.	6.000%	5/1/2018	10,525	10,243
Entergy Louisiana LLC	6.500%	9/1/2018	1,575	1,511
Exelon Corp.	6.750%	5/1/2011	500	505
Exelon Corp.	4.900%	6/15/2015	5,200	4,668
Exelon Corp.	5.625%	6/15/2035	935	743
FPL Group Capital, Inc.	5.625%	9/1/2011	3,975	3,969
FPL Group Capital, Inc.	5.350%	6/15/2013	5,625	5,699
3 FPL Group Capital, Inc.	6.350%	10/1/2016	2,600	2,083
3 FPL Group Capital, Inc.	6.650%	6/15/2017	3,200	2,638
FirstEnergy Corp.	6.450%	11/15/2011	52,330	52,497
FirstEnergy Corp.	7.375%	11/15/2031	11,640	10,541
Florida Power & Light Co.	4.850%	2/1/2013	3,000	2,956
Florida Power & Light Co.	5.550%	11/1/2017	2,275	2,184
Florida Power & Light Co.	5.950%	10/1/2033	50	47
Florida Power & Light Co.	5.625%	4/1/2034	4,450	3,969
Florida Power & Light Co.	4.950%	6/1/2035	4,425	3,211
Florida Power & Light Co.	5.400%	9/1/2035	2,400	2,067
Florida Power & Light Co.	6.200%	6/1/2036	4,700	4,520
Florida Power & Light Co.	5.650%	2/1/2037	4,725	4,208
Florida Power & Light Co.	5.850%	5/1/2037	2,450	2,245
Florida Power & Light Co.	5.950%	2/1/2038	4,375	4,062
Florida Power Corp.	4.500%	6/1/2010	3,825	3,865
Florida Power Corp.	4.800%	3/1/2013	12,175	11,993
Florida Power Corp.	5.650%	6/15/2018	3,725	3,583
Florida Power Corp.	6.350%	9/15/2037	5,300	5,198
Florida Power Corp.	6.400%	6/15/2038	4,200	3,936
Georgia Power Co.	5.700%	6/1/2017	2,340	2,651
Georgia Power Co.	5.650%	3/1/2037	425	376
Illinois Power	6.125%	11/15/2017	1,475	1,386
Illinois Power	6.250%	4/1/2018	5,700	5,397
Indiana Michigan Power Co.	6.050%	3/15/2037	7,475	6,482
3 Integrys Energy Group	6.110%	12/1/2016	5,150	4,101
Jersey Central Power & Light	5.625%	5/1/2016	3,575	3,344
Jersey Central Power & Light	5.650%	6/1/2017	2,250	2,093
Kansas City Power & Light	6.050%	11/15/2035	2,075	1,686
MidAmerican Energy Co.	5.650%	7/15/2012	3,200	3,223
MidAmerican Energy Co.	5.125%	1/15/2013	7,875	7,672
MidAmerican Energy Co.	5.950%	7/15/2017	1,675	1,616
MidAmerican Energy Co.	5.300%	3/15/2018	550	505
MidAmerican Energy Co.	6.750%	12/30/2031	5,475	5,443
MidAmerican Energy Co.	5.750%	11/1/2035	1,700	1,481
MidAmerican Energy Holdings Co.	5.875%	10/1/2012	7,020	7,167
MidAmerican Energy Holdings Co.	5.000%	2/15/2014	1,425	1,316
MidAmerican Energy Holdings Co.	5.750%	4/1/2018	5,925	5,484
MidAmerican Energy Holdings Co.	8.480%	9/15/2028	700	786
MidAmerican Energy Holdings Co.	6.125%	4/1/2036	22,975	18,731
MidAmerican Energy Holdings Co.	5.950%	5/15/2037	7,025	5,807
MidAmerican Energy Holdings Co.	6.500%	9/15/2037	3,050	2,718
NStar Electric Co.	4.875%	4/15/2014	2,200	2,112
NStar Electric Co.	5.625%	11/15/2017	5,650	5,550
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/2012	18,810	19,529
National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/2013	6,125	6,142
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/2014	2,140	2,073
National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/2017	3,350	3,201
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/2018	4,960	4,623
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	4,000	4,275
Nevada Power Co.	6.750%	7/1/2037	1,500	1,352
NiSource Finance Corp.	7.875%	11/15/2010	6,660	6,825
NiSource Finance Corp.	5.400%	7/15/2014	1,350	1,238
NiSource Finance Corp.	5.250%	9/15/2017	1,525	1,275
NiSource Finance Corp.	6.400%	3/15/2018	850	770
NiSource Finance Corp.	6.800%	1/15/2019	150	136
NiSource Finance Corp.	5.450%	9/15/2020	1,675	1,369
Northern States Power Co.	5.250%	3/1/2018	2,325	2,189
Northern States Power Co.	5.250%	7/15/2035	425	342
Northern States Power Co.	6.250%	6/1/2036	1,975	1,829
Northern States Power Co.	6.200%	7/1/2037	3,600	3,308
Ohio Edison	6.400%	7/15/2016	4,650	4,586
Ohio Power Co.	5.750%	9/1/2013	8,525	8,371
Ohio Power Co.	6.000%	6/1/2016	3,975	3,714
Oncor Electric Delivery Co.	6.375%	5/1/2012	3,650	3,497
Oncor Electric Delivery Co.	6.375%	1/15/2015	7,175	7,100
Oncor Electric Delivery Co.	7.000%	9/1/2022	600	565
Oncor Electric Delivery Co.	7.000%	5/1/2032	2,125	1,922
Oncor Electric Delivery Co.	7.250%	1/15/2033	4,475	4,163
PECO Energy Co.	5.350%	3/1/2018	2,000	1,836
PPL Energy Supply LLC	6.400%	11/1/2011	12,350	12,537
PPL Energy Supply LLC	6.300%	7/15/2013	3,700	3,657
PPL Energy Supply LLC	5.400%	8/15/2014	1,000	934
PPL Energy Supply LLC	6.200%	5/15/2016	3,825	3,597
PPL Energy Supply LLC	6.500%	5/1/2018	2,550	2,423
PPL Energy Supply LLC	6.000%	12/15/2036	2,050	1,641
PSE&G Power LLC	7.750%	4/15/2011	1,075	1,130
PSE&G Power LLC	6.950%	6/1/2012	17,025	17,642
PSE&G Power LLC	5.000%	4/1/2014	2,800	2,550
PSE&G Power LLC	5.500%	12/1/2015	3,275	2,997
PSE&G Power LLC	8.625%	4/15/2031	400	458
PSI Energy Inc.	5.000%	9/15/2013	200	197
PSI Energy Inc.	6.050%	6/15/2016	425	424
PSI Energy Inc.	6.120%	10/15/2035	1,400	1,275
PacifiCorp	6.900%	11/15/2011	7,600	8,140
PacifiCorp	7.700%	11/15/2031	1,250	1,380
PacifiCorp	5.250%	6/15/2035	50	41
PacifiCorp	6.250%	10/15/2037	800	745
Pacific Gas & Electric Co.	4.200%	3/1/2011	29,075	28,147
Pacific Gas & Electric Co.	4.800%	3/1/2014	5,125	4,928
Pacific Gas & Electric Co.	5.625%	11/30/2017	4,250	4,102
Pacific Gas & Electric Co.	6.050%	3/1/2034	15,155	13,425
Pacific Gas & Electric Co.	5.800%	3/1/2037	8,300	7,079
Pennsylvania Electric Co.	6.050%	9/1/2017	2,775	2,563
Pepco Holdings, Inc.	6.450%	8/15/2012	8,075	8,175
Pepco Holdings, Inc.	7.450%	8/15/2032	1,475	1,420
Potomac Electric Power	6.500%	11/15/2037	1,000	994
Progress Energy, Inc.	7.100%	3/1/2011	6,686	6,814
Progress Energy, Inc.	6.850%	4/15/2012	2,200	2,256
Progress Energy, Inc.	5.625%	1/15/2016	1,375	1,308
Progress Energy, Inc.	7.750%	3/1/2031	1,800	1,920
Progress Energy, Inc.	7.000%	10/30/2031	5,650	5,555
Public Service Co. of Colorado	7.875%	10/1/2012	9,800	10,760
Public Service Co. of Colorado	5.500%	4/1/2014	65	64
Public Service Co. of Colorado	5.800%	8/1/2018	1,900	1,841
Public Service Co. of Colorado	6.250%	9/1/2037	1,850	1,722
Public Service Co. of Colorado	6.500%	8/1/2038	3,300	3,175
Public Service Co. of Oklahoma	6.625%	11/15/2037	5,550	5,132
Public Service Electric & Gas	5.250%	7/1/2035	325	276
Public Service Electric & Gas	5.800%	5/1/2037	7,825	7,166
Puget Sound Energy Inc.	5.483%	6/1/2035	950	692
Puget Sound Energy Inc.	6.274%	3/15/2037	5,275	4,284
SCANA Corp.	6.875%	5/15/2011	7,825	7,942
Sierra Pacific Power Co.	6.000%	5/15/2016	2,925	2,783
Sierra Pacific Power Co.	6.750%	7/1/2037	5,000	4,506
South Carolina Electric & Gas Co.	6.500%	11/1/2018	1,900	1,903
South Carolina Electric & Gas Co.	6.625%	2/1/2032	2,750	2,617
South Carolina Electric & Gas Co.	5.300%	5/15/2033	220	175
South Carolina Electric & Gas Co.	6.050%	1/15/2038	1,475	1,293
Southern California Edison Co.	5.000%	1/15/2014	3,450	3,429
Southern California Edison Co.	4.650%	4/1/2015	1,500	1,465
Southern California Edison Co.	5.000%	1/15/2016	2,025	1,956
Southern California Edison Co.	6.000%	1/15/2034	1,400	1,347
Southern California Edison Co.	5.750%	4/1/2035	1,025	953
Southern California Edison Co.	5.350%	7/15/2035	5,450	4,785
Southern California Edison Co.	5.625%	2/1/2036	8,175	7,461
Southern California Edison Co.	5.550%	1/15/2037	9,875	8,904
Southern California Edison Co.	5.950%	2/1/2038	100	95
Southern Co.	5.300%	1/15/2012	2,075	2,085
Southern Power Co.	6.250%	7/15/2012	4,155	4,241
Southern Power Co.	4.875%	7/15/2015	7,925	7,289
Southwestern Electric Power	5.550%	1/15/2017	500	460
Southwestern Electric Power	6.450%	1/15/2019	4,575	4,448
Tampa Electric Co.	6.375%	8/15/2012	5,000	5,075
Tampa Electric Co.	6.550%	5/15/2036	3,675	3,432
Toledo Edison Co.	6.150%	5/15/2037	400	319
TransAlta Corp.	6.650%	5/15/2018	1,550	1,478
Union Electric Co.	5.400%	2/1/2016	3,950	3,629
Virginia Electric & Power Co.	5.100%	11/30/2012	675	668
Virginia Electric & Power Co.	5.400%	1/15/2016	1,100	1,044
Virginia Electric & Power Co.	6.000%	1/15/2036	8,200	7,163
Virginia Electric & Power Co.	6.000%	5/15/2037	3,125	2,724
Virginia Electric & Power Co.	6.350%	11/30/2037	2,275	2,079
Wisconsin Electric Power Co.	6.000%	4/1/2014	1,600	1,605
Wisconsin Electric Power Co.	5.625%	5/15/2033	1,175	1,005
Wisconsin Electric Power Co.	5.700%	12/1/2036	1,025	879
Wisconsin Energy Corp.	6.500%	4/1/2011	10,750	11,027
3 Wisconsin Energy Corp.	6.250%	5/15/2017	16,950	13,905
Wisconsin Power & Light Co.	6.375%	8/15/2037	5,050	4,873
Xcel Energy, Inc.	5.613%	4/1/2017	736	702
Xcel Energy, Inc.	6.500%	7/1/2036	3,600	3,259
Natural Gas (0.5%)
AGL Capital Corp.	7.125%	1/14/2011	2,350	2,414
AGL Capital Corp.	6.000%	10/1/2034	150	120
Atmos Energy Corp.	4.000%	10/15/2009	5,175	5,119
Atmos Energy Corp.	4.950%	10/15/2014	3,630	3,331
Boardwalk Pipelines LLC	5.500%	2/1/2017	4,025	3,714
British Transco Finance	6.625%	6/1/2018	2,050	2,079
Buckeye Partners LP	6.050%	1/15/2018	450	438
CenterPoint Energy Resources	7.875%	4/1/2013	4,030	4,097
CenterPoint Energy Resources	6.150%	5/1/2016	1,375	1,290
Consolidated Natural Gas	6.250%	11/1/2011	8,800	8,877
Consolidated Natural Gas	5.000%	12/1/2014	5,625	5,357
Duke Capital Corp.	7.500%	10/1/2009	500	512
Duke Capital Corp.	6.250%	2/15/2013	1,375	1,378
Duke Capital Corp.	5.500%	3/1/2014	3,825	3,622
Duke Capital Corp.	5.668%	8/15/2014	250	238
Duke Capital Corp.	6.750%	2/15/2032	2,800	2,393
Duke Energy Field Services	7.875%	8/16/2010	4,600	4,863
Duke Energy Field Services	8.125%	8/16/2030	225	223
El Paso Natural Gas Co.	5.950%	4/15/2017	2,625	2,430
Enbridge Energy Partners	6.500%	4/15/2018	2,850	2,626
Enbridge Energy Partners	7.500%	4/15/2038	6,625	6,079
Enbridge Inc.	5.600%	4/1/2017	375	351
Energy Transfer Partners LP	5.650%	8/1/2012	5,475	5,249
Energy Transfer Partners LP	5.950%	2/1/2015	8,200	7,588
Energy Transfer Partners LP	6.125%	2/15/2017	1,425	1,307
Energy Transfer Partners LP	6.625%	10/15/2036	1,750	1,491
Energy Transfer Partners LP	7.500%	7/1/2038	725	690
6 Enron Corp.	7.625%	9/10/2004	2,000	40
6 Enron Corp.	6.625%	11/15/2005	1,375	27
6 Enron Corp.	7.125%	5/15/2007	8,646	173
6 Enron Corp.	6.875%	10/15/2007	8,500	170
6 Enron Corp.	6.750%	8/1/2009	6,445	129
Enterprise Products Operating LP	4.625%	10/15/2009	500	499
Enterprise Products Operating LP	4.950%	6/1/2010	4,475	4,467
Enterprise Products Operating LP	5.650%	4/1/2013	4,425	4,293
Enterprise Products Operating LP	5.600%	10/15/2014	4,600	4,271
Enterprise Products Operating LP	6.300%	9/15/2017	11,150	10,338
Enterprise Products Operating LP	6.500%	1/31/2019	3,525	3,279
Enterprise Products Operating LP	6.875%	3/1/2033	1,775	1,580
Enterprise Products Operating LP	6.650%	10/15/2034	150	129
Equitable Resources Inc.	6.500%	4/1/2018	14,650	13,736
6 HNG Internorth	9.625%	3/15/2006	4,680	94
KeySpan Corp.	7.625%	11/15/2010	1,400	1,473
Kinder Morgan Energy Partners LP	6.750%	3/15/2011	975	971
Kinder Morgan Energy Partners LP	7.125%	3/15/2012	6,885	6,925
Kinder Morgan Energy Partners LP	5.850%	9/15/2012	7,375	7,076
Kinder Morgan Energy Partners LP	5.000%	12/15/2013	4,575	4,357
Kinder Morgan Energy Partners LP	5.125%	11/15/2014	2,150	1,949
Kinder Morgan Energy Partners LP	6.000%	2/1/2017	40	36
Kinder Morgan Energy Partners LP	5.950%	2/15/2018	2,325	2,074
Kinder Morgan Energy Partners LP	7.300%	8/15/2033	250	226
Kinder Morgan Energy Partners LP	6.500%	2/1/2037	650	520
Kinder Morgan Energy Partners LP	6.950%	1/15/2038	8,070	6,879
Magellan Midstream Partners, LP	5.650%	10/15/2016	1,025	974
National Grid PLC	6.300%	8/1/2016	9,800	9,635
NuStar Energy LP	7.650%	4/15/2018	5,775	5,521
ONEOK Inc.	5.200%	6/15/2015	3,500	3,171
ONEOK Inc.	6.000%	6/15/2035	2,800	2,238
ONEOK Partners, LP	5.900%	4/1/2012	3,325	3,322
ONEOK Partners, LP	6.150%	10/1/2016	5,350	4,944
ONEOK Partners, LP	6.650%	10/1/2036	14,700	13,016
ONEOK Partners, LP	6.850%	10/15/2037	5,900	5,354
Panhandle Eastern Pipeline	6.200%	11/1/2017	9,525	8,417
Panhandle Eastern Pipeline	7.000%	6/15/2018	1,375	1,281
Plains All American Pipeline LP	6.650%	1/15/2037	1,325	1,122
Reliant Energy Resources	7.750%	2/15/2011	1,000	1,055
San Diego Gas & Electric	5.300%	11/15/2015	2,525	2,499
San Diego Gas & Electric	5.350%	5/15/2035	950	782
San Diego Gas & Electric	6.125%	9/15/2037	325	297
Sempra Energy	7.950%	3/1/2010	1,075	1,112
Sempra Energy	6.000%	2/1/2013	900	930
Sempra Energy	6.150%	6/15/2018	100	94
Southern California Gas Co.	5.750%	11/15/2035	1,000	911
5 Southern Natural Gas	5.900%	4/1/2017	16,785	14,805
Southern Union Co.	7.600%	2/1/2024	1,000	881
Spectra Energy Corp.	6.200%	4/15/2018	1,250	1,134
Teppco Partners, LP	5.900%	4/15/2013	2,800	2,763
Teppco Partners, LP	6.650%	4/15/2018	2,825	2,752
Teppco Partners, LP	7.550%	4/15/2038	1,800	1,590
Texas Eastern Transmission	7.000%	7/15/2032	300	288
Texas Gas Transmission	4.600%	6/1/2015	3,175	2,848
Trans-Canada Pipelines	4.000%	6/15/2013	4,250	4,000
3 Trans-Canada Pipelines	6.350%	5/15/2017	13,805	11,056
Trans-Canada Pipelines	6.500%	8/15/2018	4,850	4,737
Trans-Canada Pipelines	5.600%	3/31/2034	3,230	2,646
Trans-Canada Pipelines	5.850%	3/15/2036	10,250	8,605
Trans-Canada Pipelines	6.200%	10/15/2037	4,225	3,714
Transcontinental Gas Pipe Line Corp.	7.000%	8/15/2011	4,375	4,525
Williams Cos., Inc.	8.125%	3/15/2012	2,600	2,665
Williams Cos., Inc.	7.125%	9/1/2011	7,650	7,593
Williams Cos., Inc.	7.625%	7/15/2019	11,650	11,592
Williams Cos., Inc.	7.500%	1/15/2031	11,575	10,649
Williams Cos., Inc.	7.750%	6/15/2031	2,825	2,655
Other (0.0%)
Veolia Environnement	6.750%	6/1/2038	125	119

				1,269,938

Total Corporate Bonds
(Cost $27,341,436)				15,648,934

Sovereign Bonds (U.S. Dollar-Denominated) (2.9%)

Asian Development Bank	4.125%	9/15/2010	500	517
Asian Development Bank	4.500%	9/4/2012	1,375	1,424
Asian Development Bank	3.625%	9/5/2013	29,000	29,081
Asian Development Bank	5.250%	6/12/2017	700	747
Asian Development Bank	5.593%	7/16/2018	3,528	3,840
Canada Mortgage & Housing Corp.	4.800%	10/1/2010	1,375	1,435
China Development Bank	4.750%	10/8/2014	4,425	4,303
China Development Bank	5.000%	10/15/2015	1,800	1,672
Corp. Andina de Fomento	5.200%	5/21/2013	5,500	5,540
Corp. Andina de Fomento	5.750%	1/12/2017	14,650	13,663
Development Bank of Japan	4.250%	6/9/2015	2,500	2,476
Eksportfinans	5.500%	5/25/2016	10,395	10,918
Eksportfinans	5.500%	6/26/2017	7,975	8,353
European Investment Bank	5.000%	2/8/2010	3,350	3,468
European Investment Bank	4.000%	3/3/2010	25,925	26,529
European Investment Bank	4.125%	9/15/2010	400	407
European Investment Bank	4.625%	9/15/2010	10,975	11,455
European Investment Bank	3.250%	2/15/2011	12,375	12,561
European Investment Bank	2.625%	5/16/2011	6,000	5,987
European Investment Bank	5.250%	6/15/2011	14,425	15,186
European Investment Bank	3.125%	7/15/2011	4,225	4,255
European Investment Bank	3.250%	10/14/2011	5,225	5,288
European Investment Bank	4.625%	3/21/2012	35,000	36,516
^ European Investment Bank	2.875%	3/15/2013	9,600	9,443
European Investment Bank	3.250%	5/15/2013	24,550	24,401
European Investment Bank	4.250%	7/15/2013	39,700	40,960
European Investment Bank	4.625%	5/15/2014	42,900	44,089
European Investment Bank	4.875%	2/16/2016	625	652
European Investment Bank	5.125%	9/13/2016	2,550	2,714
European Investment Bank	4.875%	1/17/2017	18,625	19,447
European Investment Bank	5.125%	5/30/2017	26,350	27,971
European Investment Bank	4.875%	2/15/2036	400	406
Export Development Canada	3.750%	7/15/2011	750	767
Export-Import Bank of Korea	4.625%	3/16/2010	2,450	2,427
Export-Import Bank of Korea	5.125%	2/14/2011	11,900	11,642
Export-Import Bank of Korea	5.500%	10/17/2012	9,325	9,337
Export-Import Bank of Korea	5.125%	3/16/2015	1,075	964
Federation of Malaysia	7.500%	7/15/2011	11,100	11,808
Federative Republic of Brazil	9.250%	10/22/2010	4,700	5,076
Federative Republic of Brazil	11.000%	1/11/2012	4,950	5,940
Federative Republic of Brazil	7.875%	3/7/2015	8,100	8,667
Federative Republic of Brazil	6.000%	1/17/2017	18,150	17,515
3 Federative Republic of Brazil	8.000%	1/15/2018	26,650	28,555
Federative Republic of Brazil	8.875%	4/15/2024	5,475	6,570
Federative Republic of Brazil	8.750%	2/4/2025	14,800	17,464
Federative Republic of Brazil	10.125%	5/15/2027	14,700	19,404
Federative Republic of Brazil	8.250%	1/20/2034	16,950	18,984
Federative Republic of Brazil	7.125%	1/20/2037	9,825	10,120
Federative Republic of Brazil	11.000%	8/17/2040	29,200	36,500
Financement Quebec	5.000%	10/25/2012	4,450	4,671
Inter-American Development Bank	8.500%	3/15/2011	2,240	2,503
Inter-American Development Bank	4.750%	10/19/2012	4,900	5,144
Inter-American Development Bank	3.500%	3/15/2013	12,000	11,771
Inter-American Development Bank	4.250%	9/14/2015	1,900	1,913
Inter-American Development Bank	5.125%	9/13/2016	300	320
Inter-American Development Bank	4.250%	9/10/2018	27,725	27,399
Inter-American Development Bank	7.000%	6/15/2025	3,175	3,993
International Bank for Reconstruction & Development	3.125%	11/15/2011	700	699
International Bank for Reconstruction & Development	5.000%	4/1/2016	18,625	19,517
International Bank for Reconstruction & Development	7.625%	1/19/2023	4,200	5,439
International Bank for Reconstruction & Development	8.875%	3/1/2026	1,050	1,540
International Bank for Reconstruction & Development	4.750%	2/15/2035	775	777
Japan Bank International	4.750%	5/25/2011	2,275	2,366
Japan Bank International	4.375%	11/26/2012	6,400	6,507
Japan Bank International	4.250%	6/18/2013	28,575	29,331
Japan Finance Corp.	5.875%	3/14/2011	425	452
Japan Finance Corp.	4.625%	4/21/2015	8,400	8,580
Japan Finance Corp.	5.000%	5/16/2017	5,000	5,218
KFW International Finance Inc.	4.875%	10/19/2009	11,000	11,046
KFW International Finance Inc.	3.250%	10/14/2011	16,700	16,824
Korea Development Bank	4.625%	9/16/2010	2,675	2,638
Korea Development Bank	5.300%	1/17/2013	2,675	2,527
Korea Development Bank	5.750%	9/10/2013	9,015	8,710
Korea Electric Power	7.750%	4/1/2013	6,950	7,431
Kreditanstalt fur Wiederaufbau	5.000%	6/1/2010	11,750	12,202
Kreditanstalt fur Wiederaufbau	4.250%	6/15/2010	13,350	13,500
Kreditanstalt fur Wiederaufbau	3.250%	2/15/2011	25,925	26,230
Kreditanstalt fur Wiederaufbau	3.750%	6/27/2011	26,450	27,077
Kreditanstalt fur Wiederaufbau	4.750%	5/15/2012	16,000	16,761
^ Kreditanstalt fur Wiederaufbau	3.250%	3/15/2013	70,350	70,055
Kreditanstalt fur Wiederaufbau	3.500%	5/16/2013	14,625	14,617
Kreditanstalt fur Wiederaufbau	4.000%	10/15/2013	23,825	24,115
Kreditanstalt fur Wiederaufbau	4.125%	10/15/2014	1,725	1,717
Kreditanstalt fur Wiederaufbau	5.125%	3/14/2016	26,635	27,992
Kreditanstalt fur Wiederaufbau	4.375%	3/15/2018	2,400	2,401
Kreditanstalt fur Wiederaufbau	4.500%	7/16/2018	17,400	17,580
Landeskreditbank Baden-Wuerttemberg - Foerderbank	4.250%	9/15/2010	1,925	1,963
Landeskreditbank Baden-Wuerttemberg - Foerderbank	4.875%	1/13/2012	12,000	12,593
Landwirtschaftliche Rentenbank	3.625%	10/20/2009	1,475	1,474
Landwirtschaftliche Rentenbank	3.875%	3/15/2010	750	766
Landwirtschaftliche Rentenbank	5.250%	7/2/2012	5,225	5,520
Landwirtschaftliche Rentenbank	3.250%	3/15/2013	25,050	24,619
Landwirtschaftliche Rentenbank	4.875%	11/16/2015	3,925	4,055
Landwirtschaftliche Rentenbank	5.125%	2/1/2017	4,975	5,250
Mass Transit Railway Corp.	7.500%	11/8/2010	425	462
Nordic Investment Bank	3.875%	6/15/2010	750	757
Nordic Investment Bank	4.500%	9/13/2010	4,000	4,167
Nordic Investment Bank	4.875%	3/15/2011	500	525
Nordic Investment Bank	5.000%	2/1/2017	5,350	5,584
Oesterreichische Kontrollbank	4.250%	10/6/2010	400	413
^ Oesterreichische Kontrollbank	2.875%	3/15/2011	12,000	12,069
Oesterreichische Kontrollbank	4.750%	11/8/2011	3,250	3,356
Oesterreichische Kontrollbank	4.750%	10/16/2012	5,275	5,517
Oesterreichische Kontrollbank	5.000%	4/25/2017	13,675	14,228
Ontario Hydro Electric	7.450%	3/31/2013	4,700	5,424
Pemex Project Funding Master Trust	9.125%	10/13/2010	395	420
5 Pemex Project Funding Master Trust	5.750%	3/1/2018	32,675	31,164
5 Pemex Project Funding Master Trust	6.625%	6/15/2035	5,475	5,051
Pemex Project Funding Master Trust	6.625%	6/15/2035	8,724	8,048
5 Pemex Project Funding Master Trust	6.625%	6/15/2038	7,200	6,867
People's Republic of China	4.750%	10/29/2013	2,125	2,135
Petrobras International Finance	6.125%	10/6/2016	16,325	15,180
Petrobras International Finance	5.875%	3/1/2018	6,550	5,911
Petrobras International Finance	8.375%	12/10/2018	4,000	4,350
Province of Manitoba	7.500%	2/22/2010	5,075	5,353
Province of Nova Scotia	5.750%	2/27/2012	1,975	2,123
Province of Ontario	3.125%	9/8/2010	15,275	15,376
Province of Ontario	2.750%	2/22/2011	3,000	2,996
Province of Ontario	3.375%	5/20/2011	925	939
Province of Ontario	5.000%	10/18/2011	19,825	20,750
Province of Ontario	3.500%	7/15/2013	9,800	9,726
Province of Ontario	4.750%	1/19/2016	2,200	2,249
Province of Ontario	5.450%	4/27/2016	37,500	40,042
Province of Quebec	6.125%	1/22/2011	8,135	8,718
Province of Quebec	4.875%	5/5/2014	750	785
Province of Quebec	4.600%	5/26/2015	3,575	3,581
Province of Quebec	5.125%	11/14/2016	26,875	27,881
Province of Quebec	4.625%	5/14/2018	7,450	7,397
Province of Quebec	7.125%	2/9/2024	1,230	1,478
Province of Quebec	7.500%	9/15/2029	7,280	9,403
Province of Saskatchewan	7.375%	7/15/2013	1,600	1,876
Quebec Hydro Electric	6.300%	5/11/2011	16,350	17,559
Quebec Hydro Electric	8.000%	2/1/2013	12,700	14,799
Quebec Hydro Electric	7.500%	4/1/2016	1,825	2,147
Quebec Hydro Electric	8.400%	1/15/2022	950	1,241
Quebec Hydro Electric	8.050%	7/7/2024	3,000	3,912
Quebec Hydro Electric	8.500%	12/1/2029	500	706
Region of Lombardy, Italy	5.804%	10/25/2032	2,750	3,079
Republic of Chile	7.125%	1/11/2012	4,075	4,467
Republic of Chile	5.500%	1/15/2013	2,990	3,147
Republic of Hungary	4.750%	2/3/2015	10,525	10,345
Republic of Italy	6.000%	2/22/2011	12,325	13,050
Republic of Italy	3.500%	7/15/2011	8,850	8,988
Republic of Italy	5.625%	6/15/2012	19,450	20,912
Republic of Italy	4.500%	1/21/2015	18,350	19,015
Republic of Italy	4.750%	1/25/2016	26,075	26,531
Republic of Italy	5.250%	9/20/2016	14,025	14,754
Republic of Italy	6.875%	9/27/2023	12,950	15,491
Republic of Italy	5.375%	6/15/2033	19,525	20,560
^ Republic of Korea	4.250%	6/1/2013	21,775	20,867
Republic of Korea	5.625%	11/3/2025	1,750	1,558
Republic of Peru	9.125%	2/21/2012	1,000	1,092
Republic of Peru	9.875%	2/6/2015	7,150	8,151
Republic of Peru	7.350%	7/21/2025	5,950	6,604
3 Republic of Peru	6.550%	3/14/2037	13,000	13,000
Republic of Poland	6.250%	7/3/2012	7,725	8,208
Republic of Poland	5.250%	1/15/2014	770	792
Republic of Poland	5.000%	10/19/2015	3,625	3,634
Republic of South Africa	7.375%	4/25/2012	17,350	17,610
Republic of South Africa	6.500%	6/2/2014	1,025	1,004
Republic of South Africa	5.875%	5/30/2022	4,100	3,546
State of Israel	4.625%	6/15/2013	2,900	2,936
State of Israel (U.S. Government Guaranteed)	5.500%	11/9/2016	8,875	9,139
Swedish Export Credit Corp.	4.875%	1/19/2010	2,500	2,565
Swedish Export Credit Corp.	4.000%	6/15/2010	2,775	2,799
Swedish Export Credit Corp.	4.500%	9/27/2010	18,725	19,350
Swedish Export Credit Corp.	5.125%	3/1/2017	1,500	1,549
United Mexican States	9.875%	2/1/2010	3,055	3,284
United Mexican States	8.375%	1/14/2011	12,267	13,187
United Mexican States	7.500%	1/14/2012	5,597	5,989
United Mexican States	6.375%	1/16/2013	5,605	5,762
United Mexican States	5.875%	1/15/2014	8,075	8,055
United Mexican States	6.625%	3/3/2015	2,711	2,819
United Mexican States	11.375%	9/15/2016	6,000	8,010
United Mexican States	5.625%	1/15/2017	52,525	51,291
United Mexican States	8.300%	8/15/2031	11,375	13,451
United Mexican States	6.750%	9/27/2034	50,813	50,965
United Mexican States	6.050%	1/11/2040	6,200	5,564

Total Sovereign Bonds
(Cost $1,875,822)				1,871,032

Taxable Municipal Bonds (0.2%)

Chicago IL Transit Auth. Rev.	6.899%	12/1/2040	10,000	10,541
Connecticut GO	5.850%	3/15/2032	9,900	10,189
Illinois (Taxable Pension) GO	4.950%	6/1/2023	15,300	14,593
Illinois (Taxable Pension) GO	5.100%	6/1/2033	47,850	44,946
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	5,500	5,431
New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/2029	11,775	13,382
New Jersey Turnpike Auth. Rev.	4.252%	1/1/2016	190	187
New Jersey Turnpike Auth. Rev.	4.252%	1/1/2016	3,485	3,336
Oregon (Taxable Pension) GO	5.762%	6/1/2023	2,375	2,377
Oregon (Taxable Pension) GO	5.892%	6/1/2027	3,250	3,329
Oregon School Board Assn.	4.759%	6/30/2028	2,475	2,197
Oregon School Board Assn.	5.528%	6/30/2028	1,475	1,453
Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/2047	5,050	4,450
Wisconsin Public Service Rev.	4.800%	5/1/2013	3,025	3,026
Wisconsin Public Service Rev.	5.700%	5/1/2026	3,425	3,303

Total Taxable Municipal Bonds
(Cost $123,772)				122,740

			Shares

Temporary Cash Investment (0.9%)

7,8 Vanguard Market Liquidity Fund	2.296%	608,632,924	608,633
(Cost $608,633)

Total Investments (100.1%)
(Cost $66,085,692)				64,979,730

8 Other Assets and Liabilities - Net (-0.1%)

				(94,701)

Net Assets (100%)				64,885,029

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2008, the cost of investment securities for tax purposes was $66,085,692,000. Net unrealized depreciation of investment securities for tax purposes was $1,105,962,000, consisting of unrealized gains of $787,242,000 on securities that had risen in value since their purchase and $1,893,204,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts: The fund has entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund has also entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At September 30, 2008, the fund had the following open swap contracts:

Interest Rate Swaps

Termination Date	Dealer (1)	Notional Amount ($000)	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received (Paid)	Unrealized Appreciation (Depreciation) ($000)

8/4/2013	RBS	70,700	4.185%	(2.791%)(2)	378
9/17/2013	BZW	218,635	3.528%	(2.816%)(2)	(5,071)

					(4,693)

Total Return Swaps

Reference Entity/Termination Date	Dealer (1)	Notional Amount ($000)	Floating Interest Rate (Paid)	Unrealized Appreciation (Depreciation) ($000)

Commercial Mortgage-Backed Securities Index
9/30/2008	BOA	70,000	2.486%	-
9/30/2008	BOA	100,000	2.486%	-
9/30/2008	BOA	100,000	2.486%	-
10/31/2008	BOA	100,000	2.486%	(8,808)
10/31/2008	BOA	50,000	2.486%	(4,455)
4/30/2009	BOA	65,000	2.486%	(5,859)

				(19,122)

(1) RBS-Royal Bank of Scotland BOA-Bank of America. BAW-Barclays Capital Inc.
(2) Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
(3) Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1-- Quoted prices in active markets for identical securities.
Level 2-- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3-- Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table sumamrizes the fund's investments as of September 30, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)

Level 1- Quoted prices	608,633

Level 2- Other significant observable inputs	64,371,097

Level 3- Significant unobservable inputs

Total	64,979,730

Amount valued based on Level 3 Inputs	Investments in Securities ($000)

Balance as of December 31, 2007	-

Transfers in and/or out of Level 3	316

Change in Unrealized Appreciation (Depreciation)	(316)

Balance as of September 30, 2008	-

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2008

VANGUARD BOND INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: November 18, 2008

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.